UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2017 is filed herewith.

MainStay VP Absolute Return Multi-Strategy Portfolio

Consolidated Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount		Value

	Long-Term Bonds 14.1% †
	Corporate Bonds 9.6%
	Aerospace & Defense 0.1%
	Leonardo S.p.A. Series Reg S 1.50%, due 6/7/24	EUR	247,000	$291,323

	Apparel 0.1%
	Hanesbrands Finance Luxembourg SCA Series Reg S 3.50%, due 6/15/24		420,000	531,940

	Auto Parts & Equipment 0.5%
	Adient Global Holdings, Ltd. Series Reg S 3.50%, due 8/15/24		800,000	978,614
	Federal-Mogul Holdings LLC Series Reg S 4.875%, due 4/15/22		100,000	120,140
	IHO Verwaltungs GmbH (a)
	Series Reg S 3.25% (4.00% PIK), due 9/15/23		400,000	491,065
	Series Reg S 3.75% (4.50% PIK), due 9/15/26		650,000	812,409
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		$500,000	525,625
				2,927,853
	Banks 0.4%
	Bank of America Corp.
	4.20%, due 8/26/24		295,000	310,261
	5.625%, due 7/1/20		275,000	299,514
	Citigroup, Inc. 4.60%, due 3/9/26		250,000	266,160
	Goldman Sachs Group, Inc.
	3.50%, due 11/16/26		160,000	160,433
	5.375%, due 3/15/20		255,000	273,939
	6.75%, due 10/1/37		60,000	79,157
	Morgan Stanley
	5.00%, due 11/24/25		285,000	312,353
	5.50%, due 1/26/20		250,000	268,477
				1,970,294
	Building Materials 0.4%
¤	Cemex Finance LLC Series Reg S 9.375%, due 10/12/22		1,850,000	1,937,875
	Cemex S.A.B. de C.V. Series Reg S 4.375%, due 3/5/23	EUR	400,000	501,126
				2,439,001
	Chemicals 0.2%
	Axalta Coating Systems Dutch Holding B B.V. Series Reg S 3.75%, due 1/15/25		150,000	186,566
	Axalta Coating Systems LLC Series Reg S 4.25%, due 8/15/24		250,000	315,084
	Chemours Co. 6.625%, due 5/15/23		$216,000	229,770
	NOVA Chemicals Corp. (b)
	4.875%, due 6/1/24		80,000	81,000
	5.25%, due 6/1/27		140,000	141,400
	Syngenta Finance N.V. Series Reg S 1.25%, due 9/10/27	EUR	100,000	102,435
				1,056,255
	Commercial Services 0.3%
	La Financiere Atalian SAS Series Reg S 4.00%, due 5/15/24		950,000	1,170,525
	Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (b)		$400,000	411,000
				1,581,525
	Distribution & Wholesale 0.2%
	Rexel S.A. Series Reg S 3.25%, due 6/15/22	EUR	140,000	170,710
	VWR Funding, Inc. Series Reg S 4.625%, due 4/15/22		721,000	887,132
				1,057,842
	Electric 0.6%
	EDP - Energias de Portugal S.A. Series Reg S 5.375% (EUR 5-Year Interest Swap Rate + 5.043%), due 9/16/75 (c)		600,000	788,919
	Enel S.p.A. 8.75% (5-year Swap rate + 5.88%), due 9/24/73 (b)(c)		$400,000	484,500
¤	Gas Natural Fenosa Finance B.V. Series Reg S 4.125% (EUR 5-Year Interest Swap Rate + 3.353%), due 11/29/49 (c)	EUR	1,600,000	2,042,188
	Tennet Holding B.V. Series Reg S 2.995% (EUR 5-Year Interest Swap Rate + 2.533%), due 12/31/99 (c)		100,000	121,558
				3,437,165
	Engineering & Construction 0.2%
	SPIE S.A. Series Reg S 3.125%, due 3/22/24		900,000	1,111,705

	Food 0.5%
	Barry Callebaut Services N.V. 5.50%, due 6/15/23 (b)		$200,000	215,800
	Casino Guichard Perrachon S.A. Series Reg S 1.865%, due 6/13/22 (d)	EUR	500,000	600,795
	Kraft Heinz Foods Co. 2.80%, due 7/2/20		$300,000	305,420
	Nomad Foods Bondco PLC Series Reg S 3.25%, due 5/15/24	EUR	600,000	728,536
	Post Holdings, Inc. 5.75%, due 3/1/27 (b)		$538,000	554,140
	Tyson Foods, Inc. 3.95%, due 8/15/24		490,000	515,453
				2,920,144
	Food Services 0.1%
	Aramark International Finance S.A.R.L. Series Reg S 3.125%, due 4/1/25	EUR	400,000	492,153
	Aramark Services, Inc. 5.125%, due 1/15/24		$200,000	212,250
				704,403
	Forest Products & Paper 0.2%
	Smurfit Kappa Acquisitions Unlimited Co.
	Series Reg S 2.375%, due 2/1/24	EUR	660,000	811,650
	Series Reg S 2.75%, due 2/1/25		200,000	245,171
				1,056,821
	Health Care - Products 0.2%
	Boston Scientific Corp. 2.85%, due 5/15/20		$480,000	488,010
	Hologic, Inc. 5.25%, due 7/15/22 (b)		705,000	740,250
				1,228,260
	Health Care - Services 0.2%
	HCA, Inc. 5.875%, due 3/15/22		455,000	503,912
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		480,000	485,117
				989,029
	Home Builders 0.0% ‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		250,000	267,500

	Household Products & Wares 0.2%
	Spectrum Brands, Inc.
	Series Reg S 4.00%, due 10/1/26	EUR	1,000,000	1,222,744
	6.625%, due 11/15/22		$120,000	125,100
				1,347,844
	Internet 0.2%
	Netflix, Inc. Series Reg S 3.625%, due 5/15/27	EUR	900,000	1,079,772
	VeriSign, Inc. 4.75%, due 7/15/27		$304,000	313,120
				1,392,892
	Lodging 0.2%
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24		425,000	433,500
	NH Hotel Group S.A. Series Reg S 3.75%, due 10/1/23	EUR	350,000	437,645
				871,145
	Media 1.5%
	Altice Financing S.A. Series Reg S 5.25%, due 2/15/23		687,000	854,188
	Altice Luxembourg S.A.
	Series Reg S 7.25%, due 5/15/22		450,000	565,362
	7.75%, due 5/15/22 (b)		$1,100,000	1,167,375
	CCO Holdings LLC / CCO Holdings Capital Corp. (b)
	5.875%, due 4/1/24		200,000	212,250
	5.875%, due 5/1/27		525,000	549,937
	CSC Holdings LLC 10.875%, due 10/15/25 (b)		714,000	882,682
	SFR Group S.A. 6.00%, due 5/15/22 (b)		800,000	836,000
	Sirius XM Radio, Inc. (b)
	3.875%, due 8/1/22		253,000	258,743
	4.625%, due 5/15/23		225,000	231,188
	6.00%, due 7/15/24		200,000	215,250
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, due 1/15/23 (b)		360,000	371,700
	Virgin Media Receivables Financing Notes I DAC Series Reg S 5.50%, due 9/15/24	GBP	380,000	521,324
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		$850,000	893,562
	Ziggo Secured Finance B.V. Series Reg S 4.25%, due 1/15/27	EUR	700,000	872,856
				8,432,417
	Miscellaneous - Manufacturing 0.1%
	Colfax Corp. Series Reg S 3.25%, due 5/15/25		500,000	611,226

	Oil & Gas 0.2%
	Petrobras Global Finance B.V. 7.375%, due 1/17/27		$265,000	291,765
	Petroleos Mexicanos 6.75%, due 9/21/47 (b)		355,000	377,685
	Seven Generations Energy, Ltd. 5.375%, due 9/30/25 (b)		26,000	26,195
	Southwestern Energy Co. 7.50%, due 4/1/26 (e)		150,000	156,000
				851,645
	Packaging & Containers 0.5%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. Series Reg S 6.75%, due 5/15/24	EUR	900,000	1,185,952
	Ball Corp. 4.375%, due 12/15/23		900,000	1,212,523
	OI European Group B.V. Series Reg S 3.125%, due 11/15/24		350,000	426,882
				2,825,357
	Pharmaceuticals 0.2%
	Grifols S.A. Series Reg S 3.20%, due 5/1/25		475,000	570,947
	Nidda Healthcare Holding A.G. Series Reg S 3.50%, due 9/30/24		228,000	272,437
				843,384
	Pipelines 0.1%
	Cheniere Corpus Christi Holdings LLC 7.00%, due 6/30/24		$300,000	342,000
	Cheniere Energy Partners, L.P. 5.25%, due 10/1/25 (b)		447,000	457,058
				799,058
	Private Equity 0.0% ‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		240,000	247,200

	Real Estate Investment Trusts 0.4%
	Equinix, Inc.
	2.875%, due 10/1/25	EUR	950,000	1,127,611
	5.375%, due 1/1/22		$300,000	314,550
	5.375%, due 4/1/23		696,000	724,397
				2,166,558
	Retail 1.1%
¤	B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (b)		2,000,000	2,052,500
	AutoNation, Inc. 3.35%, due 1/15/21		400,000	408,668
	Dollar Tree, Inc. 5.75%, due 3/1/23		1,600,000	1,688,000
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (b)
	5.00%, due 6/1/24		750,000	790,312
	5.25%, due 6/1/26		280,000	296,450
	Maxeda DIY Holding B.V. Series Reg S 6.125%, due 7/15/22	EUR	200,000	247,243
	Mobilux Finance S.A.S. Series Reg S 5.50%, due 11/15/24		420,000	526,084
	PVH Corp. Series Reg S 3.625%, due 7/15/24		200,000	258,303
				6,267,560
	Software 0.2%
	Quintiles IMS, Inc.
	Series Reg S 3.25%, due 3/15/25		600,000	720,617
	Series Reg S 3.50%, due 10/15/24		100,000	123,508
				844,125
	Telecommunications 0.5%
	Nokia OYJ Series Reg S 2.00%, due 3/15/24		900,000	1,086,940
	SoftBank Group Corp.
	Series Reg S 3.125%, due 9/19/25		590,000	695,076
	Series Reg S 4.00%, due 9/19/29		191,000	224,840
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		$235,000	253,024
	6.836%, due 4/28/23		200,000	211,250
	Telecom Italia Capital S.A. 6.999%, due 6/4/18		330,000	340,230
				2,811,360
	Total Corporate Bonds (Cost $51,356,802)			53,882,831

	Foreign Bonds 4.5%
	Belgium 0.1%
	Ontex Group N.V. Series Reg S 4.75%, due 11/15/21	EUR	530,000	644,428

	France 1.2%
	Accor S.A. Series Reg S 4.125% (EUR 5-Year Interest Swap Rate + 3.652%), due 6/30/49 (c)		900,000	1,135,511
	Crown European Holdings S.A. Series Reg S 3.375%, due 5/15/25		650,000	807,787
	HomeVi S.A.S. Series Reg S 6.875%, due 8/15/21		780,000	952,729
	PSA Tresorerie GIE 6.00%, due 9/19/33		269,000	402,959
	Rexel S.A. Series Reg S 3.50%, due 6/15/23		750,000	931,340
	Solvay Finance S.A. Series Reg S 5.869% (EUR 5-Year Interest Swap Rate + 5.223%), due 12/29/49 (c)		950,000	1,336,138
	Veolia Environnement S.A. Series Reg S 4.85%, due 1/29/49 (c)	GBP	600,000	817,709
				6,384,173
	Germany 0.8%
	Kirk Beauty One GmbH Series Reg S 8.75%, due 7/15/23	EUR	450,000	579,057
	Techem Energy Metering Service GmbH & Co. KG Series Reg S 7.875%, due 10/1/20		900,000	1,084,655
	Trionista Holdco GmbH Series Reg S 5.00%, due 4/30/20		400,000	479,412
	Trionista TopCo GmbH Series Reg S 6.875%, due 4/30/21		1,000,000	1,225,749
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH Series Reg S 5.125%, due 1/21/23		654,642	803,897
				4,172,770
	Ireland 0.0% ‡
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. Series Reg S 4.125%, due 5/15/23		110,000	138,265

	Italy 0.2%
	Enel S.p.A. Series Reg S 7.75%, due 9/10/75 (c)	GBP	650,000	994,899
	LKQ Italia Bondco S.p.A. Series Reg S 3.875%, due 4/1/24	EUR	100,000	129,850
				1,124,749
	Luxembourg 0.4%
¤	Dufry Finance SCA Series Reg S 4.50%, due 8/1/23		1,550,000	1,948,732
	Gestamp Funding Luxembourg S.A. Series Reg S 3.50%, due 5/15/23		300,000	370,969
				2,319,701
	Netherlands 0.9%
	InterXion Holding N.V. Series Reg S 6.00%, due 7/15/20		900,000	1,095,601
	Telefonica Europe B.V. Series Reg S 5.00% (EUR 6-Year Interest Swap Rate + 3.804%), due 3/31/49 (c)		600,000	764,311
	Vonovia Finance B.V. Series Reg S 4.625%, due 4/8/74 (c)		1,400,000	1,744,707
	Ziggo Bond Co B.V. Series Reg S 7.125%, due 5/15/24		965,000	1,282,633
				4,887,252
	Spain 0.1%
	Cellnex Telecom S.A. Series Reg S 2.375%, due 1/16/24		600,000	730,838

	Sweden 0.2%
	Verisure Holding AB Series Reg S 6.00%, due 11/1/22		925,200	1,180,974

	United Kingdom 0.6%
	Alliance Automotive Finance PLC Series Reg S 6.25%, due 12/1/21		700,000	860,423
¤	Synlab Bondco PLC Series Reg S 6.25%, due 7/1/22		1,700,000	2,140,393
	Worldpay Finance PLC Series Reg S 3.75%, due 11/15/22		300,000	390,843
				3,391,659
	Total Foreign Bonds (Cost $22,814,286)			24,974,809

		Shares
	Closed-End Funds 0.3%
	Internet Software & Services 0.3%
	Altaba, Inc. (f)		21,554	1,427,737

	Total Closed-End Funds (Cost $169,669)			1,427,737

	Common Stocks 27.7%
	Aerospace & Defense 0.2%
	Leonardo S.p.A.		12,839	240,515
	Spirit AeroSystems Holdings, Inc., Class A (e)		9,300	722,796
				963,311
	Air Freight & Logistics 0.0% ‡
	CTT-Correios de Portugal S.A.		33,253	200,360

	Airlines 0.4%
	Air France-KLM (e)(f)		28,200	444,617
	Air New Zealand, Ltd.		209,800	510,685
	Deutsche Lufthansa A.G., Registered (e)		27,534	765,073
	Finnair Oyj		5,926	78,514
	Qantas Airways, Ltd.		135,675	620,448
				2,419,337
	Auto Components 0.0% ‡
	Leoni A.G.		3,489	231,378

	Automobiles 0.4%
	Fiat Chrysler Automobiles N.V. (f)		51,741	927,075
	Peugeot S.A.		30,192	719,031
	Renault S.A.		7,193	706,552
				2,352,658
	Banks 0.8%
	Aldermore Group PLC (f)		138,344	427,118
	Bancorp, Inc. (e)(f)		27,600	228,252
	Bendigo & Adelaide Bank, Ltd.		51,051	464,916
	BGEO Group PLC		1,246	54,430
	Customers Bancorp, Inc. (e)(f)		18,100	590,422
	First BanCorp (f)		92,100	471,552
	Franklin Financial Network, Inc. (e)(f)		16,900	602,485
	OFG Bancorp (e)		45,100	412,665
	Raiffeisen Bank International A.G. (f)		21,128	708,058
	Virgin Money Holdings UK PLC		109,630	420,880
				4,380,778
	Beverages 0.1%
	Coca-Cola Bottling Co. Consolidated (e)		2,600	560,950

	Biotechnology 0.2%
	Kite Pharma, Inc. (f)		1,415	254,431
	Shire PLC, ADR		1,892	289,741
	TESARO, Inc. (f)		2,170	280,147
				824,319
	Building Products 0.2%
	GWA Group, Ltd.		17,230	35,275
	Inwido AB		9,721	123,826
	Owens Corning (e)		9,900	765,765
				924,866
	Capital Markets 0.6%
	Banca Generali S.p.A.		15,171	526,263
	Deutsche Boerse A.G.		5,770	625,422
	INTL. FCStone, Inc. (e)(f)		7,900	302,728
	Legg Mason, Inc. (e)		16,500	648,615
	LPL Financial Holdings, Inc. (e)		14,200	732,294
	MLP S.E.		7,504	51,733
	Natixis S.A.		33,740	269,970
				3,157,025
	Chemicals 0.6%
	Chemours Co. (e)		14,700	743,967
	Covestro A.G. (b)		8,425	724,409
	Lenzing A.G.		2,398	347,756
	Mosaic Co. (e)		28,300	610,997
	Olin Corp. (e)		14,800	506,900
	Rayonier Advanced Materials, Inc. (e)		36,400	498,680
				3,432,709
	Commercial Services & Supplies 0.4%
	Brink's Co. (e)		6,900	581,325
	Cewe Stiftung & Co KGaA		1,106	105,111
	Derichebourg S.A.		47,997	503,174
	Essendant, Inc. (e)		42,800	563,676
	Pitney Bowes, Inc. (e)		41,300	578,613
				2,331,899
	Communications Equipment 0.3%
	ARRIS International PLC (e)(f)		20,900	595,441
	Comtech Telecommunications Corp. (e)		8,000	164,240
	Extreme Networks, Inc. (e)(f)		51,800	615,902
				1,375,583
	Construction & Engineering 0.5%
	ACS Actividades de Construccion y Servicios S.A.		13,238	490,580
	Arcadis N.V.		5,339	115,066
	Astaldi S.p.A.		60,639	415,324
	Bouygues S.A.		21,357	1,013,460
	Maire Tecnimont S.p.A.		93,446	517,098
	Monadelphous Group, Ltd.		2,920	35,960
	Mota-Engil SGPS S.A.		26,776	100,383
				2,687,871
	Construction Materials 0.2%
	Buzzi Unicem S.p.A.		28,986	448,102
	Cementir Holding S.p.A.		29,657	249,918
	CSR, Ltd.		166,489	617,709
	Forterra PLC (b)		15,342	57,204
				1,372,933
	Consumer Finance 0.2%
	Enova International, Inc. (e)(f)		25,100	337,595
	Green Dot Corp., Class A (e)(f)		3,500	173,530
	World Acceptance Corp. (e)(f)		7,200	596,808
				1,107,933
	Containers & Packaging 0.1%
	Bemis Co., Inc.		6,350	289,369

	Distributors 0.0% ‡
	D'ieteren S.A.		4,659	213,761

	Diversified Consumer Services 0.2%
	K12, Inc. (e)(f)		29,100	519,144
	Regis Corp. (e)(f)		47,900	683,533
				1,202,677
	Diversified Financial Services 0.3%
	EXOR N.V.		24,984	1,584,209

	Diversified Telecommunication Services 0.2%
	Koninklijke KPN N.V.		90,560	310,930
	Spark New Zealand, Ltd.		34,332	90,513
	Telecom Italia S.p.A.		795,743	598,151
	Telstra Corp., Ltd.		10,685	29,251
				1,028,845
	Electrical Equipment 0.3%
	General Cable Corp. (e)		27,900	525,915
	Regal Beloit Corp. (e)		5,000	395,000
	TPI Composites, Inc. (e)(f)		27,000	603,180
				1,524,095
	Electronic Equipment, Instruments & Components 0.3%
	Jabil, Inc. (e)		21,700	619,535
	KEMET Corp. (e)(f)		26,900	568,397
	Zebra Technologies Corp., Class A (e)(f)		6,300	684,054
				1,871,986
	Energy Equipment & Services 1.1%
	Baker Hughes, a GE Co.		25,560	936,007
	Exterran Corp. (e)(f)		22,500	711,225
	Halliburton Co.		23,300	1,072,499
	Nabors Industries, Ltd. (e)		36,100	291,327
	Petrofac, Ltd. (e)		121,142	730,486
	Subsea 7 S.A.		36,435	597,910
	TechnipFMC PLC (f)		36,133	999,952
	Transocean, Ltd. (e)(f)		45,000	484,200
	WorleyParsons, Ltd. (f)		47,609	504,151
				6,327,757
	Food & Staples Retailing 0.1%
	Casino Guichard Perrachon S.A.		10,666	632,577
	Rallye S.A.		4,692	86,953
				719,530
	Food Products 0.6%
	Austevoll Seafood ASA		44,724	466,080
	Bunge, Ltd. (e)		8,400	583,464
	Costa Group Holdings, Ltd.		45,286	198,215
	Grieg Seafood ASA		51,119	503,199
	Norway Royal Salmon ASA		10,939	230,056
	Pilgrim's Pride Corp. (e)(f)		23,300	661,953
	Salmar ASA		19,598	553,650
	Seaboard Corp. (e)		29	130,645
				3,327,262
	Health Care Equipment & Supplies 0.8%
	Alere, Inc. (e)(f)		2,200	112,178
	AngioDynamics, Inc. (e)(f)		5,100	87,159
	El.En. S.p.A.		4,516	126,765
	Halyard Health, Inc. (e)(f)		12,900	580,887
	Heska Corp. (e)(f)		4,900	431,641
	Integer Holdings Corp. (e)(f)		11,600	593,340
	Lantheus Holdings, Inc. (e)(f)		29,200	519,760
	LeMaitre Vascular, Inc. (e)		4,500	168,390
	Masimo Corp. (e)(f)		5,900	510,704
	Merit Medical Systems, Inc. (e)(f)		5,900	249,865
	OraSure Technologies, Inc. (e)(f)		27,300	614,250
	West Pharmaceutical Services, Inc. (e)		2,600	250,276
				4,245,215
	Health Care Providers & Services 0.6%
	Centene Corp. (e)(f)		7,900	764,483
	Cross Country Healthcare, Inc. (e)(f)		32,500	462,475
	Diplomat Pharmacy, Inc. (e)(f)		33,600	695,856
	Molina Healthcare, Inc. (e)(f)		7,900	543,204
	Providence Service Corp. (e)(f)		200	10,816
	WellCare Health Plans, Inc. (e)(f)		3,600	618,264
				3,095,098
	Health Care Technology 0.0% ‡
	HealthStream, Inc. (e)(f)		4,700	109,839
	Quality Systems, Inc. (e)(f)		6,900	108,537
				218,376
	Hotels, Restaurants & Leisure 0.7%
	Darden Restaurants, Inc. (e)		7,800	614,484
	EI Group PLC (f)		194,507	359,031
	Flight Centre Travel Group, Ltd.		7,570	267,265
	Genting Singapore PLC		751,100	647,858
	Royal Caribbean Cruises, Ltd. (e)		5,500	651,970
	Scandic Hotels Group AB (b)		29,599	406,105
	Scientific Games Corp., Class A (e)(f)		8,100	371,385
	TUI A.G.		38,095	646,259
				3,964,357
	Household Durables 0.8%
	Barratt Developments PLC (f)		84,110	692,587
	Beazer Homes USA, Inc. (e)(f)		7,500	140,550
	Berkeley Group Holdings PLC		13,731	683,911
	Hooker Furniture Corp. (e)		13,200	630,300
	JM AB		15,400	483,844
	Kaufman & Broad S.A.		2,448	118,046
	NACCO Industries, Inc., Class A (e)		1,000	85,800
	Persimmon PLC		20,071	694,432
	Tupperware Brands Corp. (e)		10,700	661,474
				4,190,944
	Household Products 0.2%
	Henkel A.G. & Co. KGaA		6,763	822,899

	Insurance 0.6%
	Aegon N.V.		109,173	635,867
	Maiden Holdings, Ltd. (e)		49,200	391,140
	NN Group N.V.		15,929	666,646
	Old Mutual PLC		123,167	320,515
	Societa Cattolica di Assicurazioni SCRL		61,320	532,685
	State National Cos., Inc.		30,215	634,213
				3,181,066
	Internet & Direct Marketing Retail 0.4%
	FTD Cos., Inc. (e)(f)		13,000	169,520
	Groupon, Inc. (e)(f)		63,200	328,640
	Liberty Interactive Corp. QVC Group, Class A (e)(f)		27,800	655,246
	Overstock.com, Inc. (e)(f)		28,600	849,420
				2,002,826
	Internet Software & Services 0.4%
	Akamai Technologies, Inc. (e)(f)		10,600	516,432
	Blucora, Inc. (e)(f)		23,900	604,670
	Care.com, Inc. (e)(f)		7,300	115,997
	Endurance International Group Holdings, Inc. (e)(f)		36,400	298,480
	Web.com Group, Inc. (e)(f)		16,200	405,000
				1,940,579
	IT Services 0.6%
	Alliance Data Systems Corp. (e)		3,000	664,650
	Booz Allen Hamilton Holding Corp. (e)		3,900	145,821
	Everi Holdings, Inc. (e)(f)		71,100	539,649
¤	MoneyGram International, Inc. (e)(f)		134,354	2,164,443
				3,514,563
	Leisure Products 0.1%
	Brunswick Corp. (e)		11,500	643,655
	Trigano S.A.		805	124,637
				768,292
	Life Sciences Tools & Services 0.2%
	Bruker Corp. (e)		23,700	705,075
	INC Research Holdings, Inc., Class A (e)(f)		9,800	512,540
				1,217,615
	Machinery 1.6%
	Bobst Group S.A., Registered		3,766	413,799
	Danieli & C Officine Meccaniche S.p.A.		14,493	267,902
	Deutz A.G.		33,667	271,972
	Fenner PLC		113,578	513,276
	Global Brass & Copper Holdings, Inc. (e)		6,900	233,220
	Greenbrier Cos., Inc. (e)		11,300	544,095
	Haldex AB (f)		121,696	1,505,343
	Harsco Corp. (e)(f)		28,900	604,010
	NN, Inc. (e)		800	23,200
	Oshkosh Corp. (e)		500	41,270
	Pfeiffer Vacuum Technology A.G.		8,524	1,343,941
	Terex Corp. (e)		10,400	468,208
	Trinity Industries, Inc. (e)		23,200	740,080
	Vesuvius PLC (e)		75,519	597,053
	Wabash National Corp. (e)		26,800	611,576
	Yangzijiang Shipbuilding Holdings, Ltd.		560,400	590,786
				8,769,731
	Media 0.4%
	Asian Pay Television Trust		470,400	197,669
	GEDI Gruppo Editoriale S.p.A. (f)		2,901	2,572
	Interpublic Group of Cos., Inc. (e)		14,800	307,692
	Live Nation Entertainment, Inc. (e)(f)		16,700	727,285
	MDC Partners, Inc., Class A (e)(f)		23,000	253,000
	Nine Entertainment Co. Holdings, Ltd.		335,284	362,935
	tronc, Inc. (e)(f)		41,600	604,448
				2,455,601
	Metals & Mining 1.3%
	Acacia Mining PLC		83,621	217,717
	Anglo American PLC		39,733	713,179
	Bekaert S.A.		3,688	176,882
	BlueScope Steel, Ltd.		59,446	511,525
	Dominion Diamond Corp.		104,400	1,480,392
	Ferrexpo PLC		156,616	613,646
	Fortescue Metals Group, Ltd.		149,030	600,862
	Granges AB		13,782	157,789
	Mineral Resources, Ltd.		47,634	607,540
	Regis Resources, Ltd.		175,815	496,473
	Rio Tinto, Ltd.		12,352	644,603
	Schnitzer Steel Industries, Inc., Class A (e)		14,700	413,805
	Sims Metal Management, Ltd.		43,345	458,318
				7,092,731
	Multiline Retail 0.0% ‡
	Debenhams PLC		219,196	145,393

	Oil, Gas & Consumable Fuels 5.3%
	Andeavor Logistics, L.P.		24,300	1,216,458
	Antero Midstream GP, L.P.		57,900	1,185,213
	Cheniere Energy, Inc. (f)		24,900	1,121,496
	CVR Energy, Inc. (e)		18,700	484,330
	Delek U.S. Holdings, Inc. (e)		10,493	280,478
	Dominion Energy Midstream Partners, L.P.		32,000	1,024,000
	Energy Transfer Partners, L.P.		95,000	1,737,550
	EnLink Midstream LLC		48,500	836,625
	EnQuest PLC (f)		266,739	99,187
	Enterprise Products Partners, L.P.		56,000	1,459,920
	EQT GP Holdings, L.P.		36,100	1,045,456
	Green Plains, Inc. (e)		19,100	384,865
	HollyFrontier Corp. (e)		8,000	287,760
	Kinder Morgan, Inc.		59,600	1,143,128
	Magellan Midstream Partners, L.P.		10,700	760,342
	Noble Midstream Partners, L.P.		11,900	617,253
	OMV A.G.		9,195	535,662
	ONEOK, Inc.		15,500	858,855
	PBF Energy, Inc., Class A (e)		16,300	450,043
	Phillips 66 Partners, L.P.		25,900	1,361,304
	Plains GP Holdings, L.P., Class A (f)		46,901	1,025,725
	QEP Resources, Inc. (e)(f)		46,000	394,220
	Renewable Energy Group, Inc. (e)(f)		6,000	72,900
	Rice Midstream Partners, L.P.		55,100	1,153,794
	Saras S.p.A.		153,189	410,631
	SemGroup Corp., Class A		33,400	960,250
	Shell Midstream Partners, L.P.		43,900	1,222,176
	Southwestern Energy Co. (e)(f)		43,700	267,007
	Stone Energy Corp. (e)(f)		10,300	299,318
	Targa Resources Corp.		36,000	1,702,800
	Valero Energy Partners, L.P.		28,600	1,250,392
	Western Gas Equity Partners, L.P.		27,200	1,120,096
¤	Williams Cos., Inc.		60,500	1,815,605
	Williams Partners, L.P.		16,200	630,180
	World Fuel Services Corp. (e)		3,300	111,903
				29,326,922
	Paper & Forest Products 0.2%
	Ence Energia y Celulosa S.A.		123,942	644,543
	Stora Enso OYJ, Class R		33,597	474,514
				1,119,057
	Personal Products 0.1%
	Nu Skin Enterprises, Inc., Class A (e)		10,500	645,540

	Pharmaceuticals 1.9%
	Akorn, Inc. (f)		33,602	1,115,250
	Amphastar Pharmaceuticals, Inc. (e)(f)		30,500	545,035
	AstraZeneca PLC, Sponsored ADR		11,800	399,784
	Catalent, Inc. (e)(f)		15,400	614,768
	Corcept Therapeutics, Inc. (e)(f)		21,700	418,810
	Depomed, Inc. (e)(f)		34,059	197,202
	Endo International PLC (e)(f)		75,900	650,083
	Faes Farma S.A.		97,927	327,544
	H. Lundbeck A/S		10,108	583,242
	Horizon Pharma PLC (e)(f)		103,560	1,313,141
	Impax Laboratories, Inc. (e)(f)		17,200	349,160
	Intersect ENT, Inc. (e)(f)		17,900	557,585
	Lannett Co., Inc. (e)(f)		15,200	280,440
	Mallinckrodt PLC (e)(f)		800	29,896
	Mylan N.V. (e)(f)		28,217	885,167
	Pacira Pharmaceuticals, Inc. (e)(f)		13,600	510,680
	Phibro Animal Health Corp., Class A (e)		12,000	444,600
	Sucampo Pharmaceuticals, Inc., Class A (e)(f)		50,000	590,000
	Supernus Pharmaceuticals, Inc. (e)(f)		12,500	500,000
	UCB S.A.		7,794	554,823
				10,867,210
	Professional Services 0.1%
	Barrett Business Services, Inc. (e)		5,800	327,874
	ManpowerGroup, Inc. (e)		1,700	200,294
				528,168
	Road & Rail 0.1%
	Ryder System, Inc. (e)		8,900	752,495

	Semiconductors & Semiconductor Equipment 0.2%
	BE Semiconductor Industries N.V.		8,282	576,053
	Siltronic A.G. (f)		4,988	619,009
				1,195,062
	Software 0.4%
	CA, Inc. (e)		20,200	674,276
	Dell Technologies, Inc., Class V (e)(f)		9,900	764,379
	Nuance Communications, Inc. (e)(f)		37,800	594,216
				2,032,871
	Specialty Retail 0.5%
	Barnes & Noble, Inc. (e)		58,200	442,320
	Best Buy Co., Inc. (e)		7,200	410,112
	Dick's Sporting Goods, Inc. (e)		15,700	424,057
	GameStop Corp., Class A (e)		20,900	431,794
	Matas A/S		6,480	94,685
	Office Depot, Inc.		177,060	803,852
	Pendragon PLC		844,654	362,188
				2,969,008
	Technology Hardware, Storage & Peripherals 0.2%
	Neopost S.A.		11,862	460,968
	Western Digital Corp. (e)		7,700	665,280
				1,126,248
	Textiles, Apparel & Luxury Goods 0.5%
	Christian Dior S.E.		3,482	1,115,061
	Pandora A/S		6,188	610,815
	Ralph Lauren Corp. (e)		7,700	679,833
	Skechers U.S.A., Inc., Class A (e)(f)		23,100	579,579
				2,985,288
	Thrifts & Mortgage Finance 0.3%
	Deutsche Pfandbriefbank A.G. (b)(e)		39,274	587,651
	Genworth Mortgage Insurance Australia, Ltd.		225,277	493,013
	Meta Financial Group, Inc. (e)		2,200	172,480
	OneSavings Bank PLC		81,743	441,538
				1,694,682
	Tobacco 0.1%
	Universal Corp. (e)		8,300	475,590

	Trading Companies & Distributors 0.5%
	AerCap Holdings N.V. (f)		13,600	695,096
	DXP Enterprises, Inc. (e)(f)		18,700	588,863
	Rush Enterprises, Inc., Class A (e)(f)		12,500	578,625
	Seven Group Holdings, Ltd.		57,053	536,581
	Triton International, Ltd. (e)(f)		15,100	502,528
				2,901,693
	Transportation Infrastructure 0.2%
	Abertis Infraestructuras S.A.		29,609	598,413
	Ansaldo STS S.p.A. (f)		26,225	344,048
	ASTM S.p.A.		16,034	415,965
				1,358,426
	Wireless Telecommunication Services 0.1%
	T-Mobile U.S., Inc. (f)		12,010	740,537

	Total Common Stocks (Cost $142,950,144)			154,757,484

	Exchange-Traded Funds 0.4% (g)
¤	Global X Lithium & Battery Tech ETF		56,000	2,094,960

	Total Exchange-Traded Funds (Cost $2,152,080)			2,094,960

	MLPs and Related Companies 0.6%
	Oil, Gas & Consumable Fuels 0.6%
¤	Energy Transfer Equity, L.P.		101,900	1,771,022
¤	MPLX, L.P.		51,600	1,806,516
	NGL Energy Partners, L.P.		7,141	82,479

	Total MLPs and Related Companies (Cost $3,500,401)			3,660,017

	Preferred Stocks 0.0%‡
	Health Care Equipment & Supplies 0.0% ‡
	Draegerwerk A.G. & Co. KGaA 0.20%		699	77,484

	Total Preferred Stock (Cost $77,569)			77,484

		Principal Amount
	Short-Term Investments 63.9%
	Repurchase Agreements 38.6%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $203,608,995 (Collateralized by United States Treasury securities with rates between 1.25% and 2.50% and maturity dates between 7/31/23 and 12/31/23, with a Principal Amount of $216,050,000 and a Market Value of $207,704,471)		$203,606,959	203,606,959
	State Street Bank and Trust Co. 0.05%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $11,958,117 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 5/15/21, with a Principal Amount of $11,495,000 and a Market Value of $12,201,299) (h)		11,958,067	11,958,067
	Total Repurchase Agreements (Cost $215,565,026)			215,565,026

	U.S. Governments 25.3%
	United States Treasury Bills (i)
	0.79%, due 10/19/17 (j)		$24,500,000	24,489,371
	0.93%, due 12/14/17		11,200,000	11,178,254
	0.96%, due 11/24/17		26,400,000	26,361,359
	1.02%, due 1/4/18 (j)		30,200,000	30,118,558
	1.036%, due 1/25/18		49,540,400	49,375,025
	Total U.S. Governments (Cost $141,539,240)			141,522,567
	Total Short-Term Investments (Cost $357,104,266)			357,087,593
	Total Investments, Before Investments Sold Short (Cost $580,125,217)		107.0%	597,962,915

	Shares
Investments Sold Short (22.5%)
Common Stocks Sold Short (19.4%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc. (f)	(12,700)	(287,909)
Cobham PLC	(365,602)	(713,794)
Rolls-Royce Holdings PLC (f)	(55,053)	(654,348)
TransDigm Group, Inc.	(2,400)	(613,560)
		(2,269,611)
Airlines (0.2%)
Norwegian Air Shuttle ASA (f)	(22,290)	(649,291)
Singapore Airlines, Ltd.	(60,100)	(444,841)
		(1,094,132)
Auto Components (0.1%)
Motorcar Parts of America, Inc. (f)	(18,800)	(553,848)

Banks (0.8%)
Banca Monte dei Paschi di Siena S.p.A. (d)(f)(k)(l)	(11,083)	(59,260)
BOK Financial Corp.	(7,800)	(694,824)
Commonwealth Bank of Australia	(1,470)	(86,768)
Credito Valtellinese S.p.A. (f)	(75,813)	(364,148)
FB Financial Corp. (f)	(6,700)	(252,724)
Green Bancorp, Inc. (f)	(8,100)	(191,565)
HSBC Holdings PLC	(65,569)	(647,634)
Live Oak Bancshares, Inc.	(13,800)	(323,610)
PacWest Bancorp	(13,600)	(686,936)
Republic First Bancorp, Inc. (f)	(46,100)	(426,425)
UniCredit S.p.A. (f)	(31,583)	(672,650)
		(4,406,544)
Biotechnology (0.3%)
Ablynx N.V. (f)	(14,494)	(211,047)
Cellectis S.A. (f)	(2,477)	(69,530)
Genmab A/S (f)	(1,259)	(277,945)
Innate Pharma S.A. (f)	(36,726)	(446,218)
Nordic Nanovector ASA (f)	(27,953)	(280,776)
Pharma Mar S.A. (f)	(27,049)	(105,179)
Zealand Pharma A/S (f)	(7,275)	(140,387)
		(1,531,082)
Building Products (0.1%)
Reliance Worldwide Corp., Ltd.	(205,750)	(635,878)

Capital Markets (0.5%)
AURELIUS Equity Opportunities S.E. & Co. KGaA	(9,189)	(604,277)
EFG International A.G. (f)	(9,432)	(81,623)
Flow Traders (b)	(10,024)	(269,528)
Leonteq A.G. (f)	(9,034)	(553,226)
MarketAxess Holdings, Inc.	(3,200)	(590,432)
Tamburi Investment Partners S.p.A.	(24,164)	(168,929)
WisdomTree Investments, Inc.	(39,300)	(400,074)
		(2,668,089)
Chemicals (0.4%)
Chr. Hansen Holding A/S	(3,795)	(325,479)
Flotek Industries, Inc. (f)	(61,700)	(286,905)
Novozymes A/S, Class B	(13,853)	(710,884)
Sirius Minerals PLC (f)	(1,478,148)	(504,687)
Symrise A.G.	(8,633)	(655,769)
		(2,483,724)
Commercial Services & Supplies (0.3%)
Brambles, Ltd.	(86,583)	(611,241)
Caverion OYJ (f)	(9,453)	(86,810)
Serco Group PLC (f)	(392,120)	(605,833)
Societe BIC S.A.	(5,494)	(658,427)
		(1,962,311)
Communications Equipment (0.4%)
Acacia Communications, Inc. (f)	(12,400)	(584,040)
Arista Networks, Inc. (f)	(3,800)	(720,518)
Quantenna Communications, Inc. (f)	(33,100)	(556,411)
Ubiquiti Networks, Inc. (f)	(2,100)	(117,642)
		(1,978,611)
Construction & Engineering (0.4%)
Aegion Corp. (f)	(8,700)	(202,536)
KBR, Inc.	(35,800)	(640,104)
NV5 Global, Inc. (f)	(12,500)	(683,125)
Valmont Industries, Inc.	(4,300)	(679,830)
		(2,205,595)
Construction Materials (0.1%)
James Hardie Industries PLC	(46,028)	(639,769)

Consumer Finance (0.3%)
Credit Acceptance Corp. (f)	(2,500)	(700,425)
Navient Corp.	(44,000)	(660,880)
Provident Financial PLC	(23,762)	(264,440)
		(1,625,745)
Containers & Packaging (0.0%) ‡
Ardagh Group S.A.	(2,600)	(55,666)

Diversified Consumer Services (0.1%)
Chegg, Inc. (f)	(37,500)	(556,500)

Diversified Financial Services (0.1%)
Ferroglobe Representation & Warranty Insurance Trust (d)(k)(l)	(13,500)	0
Hypoport A.G. (f)	(1,848)	(325,111)
		(325,111)
Diversified Telecommunication Services (0.4%)
Inmarsat PLC	(36,852)	(317,771)
pdvWireless, Inc. (f)	(4,400)	(131,120)
TalkTalk Telecom Group PLC	(178,798)	(502,419)
TPG Telecom, Ltd.	(148,509)	(567,308)
Zayo Group Holdings, Inc. (f)	(19,600)	(674,632)
		(2,193,250)
Electrical Equipment (0.6%)
Acuity Brands, Inc.	(3,100)	(530,968)
Nordex S.E. (f)	(38,099)	(434,892)
Plug Power, Inc. (f)	(122,600)	(319,986)
SGL Carbon S.E. (f)	(40,719)	(688,440)
Siemens Gamesa Renewable Energy S.A.	(43,987)	(574,210)
Sunrun, Inc. (f)	(82,100)	(455,655)
Vivint Solar, Inc. (f)	(44,100)	(149,940)
		(3,154,091)
Electronic Equipment, Instruments & Components (0.3%)
Cognex Corp.	(6,400)	(705,792)
IPG Photonics Corp. (f)	(4,000)	(740,240)
		(1,446,032)
Energy Equipment & Services (1.1%)
Aker Solutions ASA (f)	(38,782)	(205,195)
BW Offshore, Ltd. (f)	(20,309)	(71,143)
C&J Energy Services, Inc. (f)	(16,000)	(479,520)
Forum Energy Technologies, Inc. (f)	(35,600)	(566,040)
Helmerich & Payne, Inc.	(200)	(10,422)
Keane Group, Inc. (f)	(31,200)	(520,416)
NCS Multistage Holdings, Inc. (f)	(13,100)	(315,448)
Petroleum Geo-Services ASA (f)	(34,754)	(82,167)
Propetro Holding Corp. (f)	(33,800)	(485,030)
RPC, Inc.	(31,400)	(778,406)
Saipem S.p.A. (f)	(171,619)	(739,948)
Schoeller-Bleckmann Oilfield Equipment A.G. (f)	(6,954)	(556,504)
Solaris Oilfield Infrastructure, Inc., Class A (f)	(23,200)	(404,376)
Tenaris S.A.	(48,124)	(682,533)
U.S. Silica Holdings, Inc.	(1,200)	(37,284)
Weatherford International PLC (f)	(14,200)	(65,036)
		(5,999,468)
Food & Staples Retailing (0.1%)
Colruyt S.A.	(11,659)	(597,147)
Rite Aid Corp. (f)	(29,300)	(57,428)
		(654,575)
Food Products (0.6%)
Amplify Snack Brands, Inc. (f)	(51,300)	(363,717)
Bellamy's Australia, Ltd.	(52,305)	(308,941)
Blue Buffalo Pet Products, Inc. (f)	(26,600)	(754,110)
Cal-Maine Foods, Inc. (f)	(14,100)	(579,510)
Chocoladefabriken Lindt & Sprungli A.G.	(10)	(693,448)
Chocoladefabriken Lindt & Sprungli A.G.,Registered	(36)	(205,401)
Freshpet, Inc. (f)	(24,100)	(377,165)
Japfa, Ltd.	(229,200)	(94,623)
Wessanen N.V.	(2,469)	(46,398)
		(3,423,313)
Health Care Equipment & Supplies (0.5%)
Cerus Corp. (f)	(127,900)	(349,167)
DexCom, Inc. (f)	(8,900)	(435,433)
Entellus Medical, Inc. (f)	(31,600)	(583,336)
Ion Beam Applications	(3,000)	(101,903)
Koninklijke Philips N.V.	(4,711)	(194,488)
Nanosonics, Ltd. (f)	(250,087)	(511,999)
Novocure, Ltd. (f)	(16,600)	(329,510)
Pulse Biosciences, Inc. (f)	(11,200)	(208,432)
		(2,714,268)
Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc. (f)	(12,300)	(587,448)
Aceto Corp.	(17,300)	(194,279)
Brookdale Senior Living, Inc. (f)	(45,300)	(480,180)
Envision Healthcare Corp. (f)	(11,400)	(512,430)
Laboratory Corp. of America Holdings (f)	(300)	(45,291)
MEDNAX, Inc. (f)	(10,400)	(448,448)
Patterson Cos., Inc.	(15,400)	(595,210)
Premier, Inc., Class A (f)	(18,200)	(592,774)
Teladoc, Inc. (f)	(18,600)	(616,590)
		(4,072,650)
Health Care Technology (0.2%)
athenahealth, Inc. (f)	(4,600)	(572,056)
Castlight Health, Inc., Class B (f)	(17,000)	(73,100)
RaySearch Laboratories AB (f)	(6,291)	(134,009)
Veeva Systems, Inc., Class A (f)	(4,700)	(265,127)
		(1,044,292)
Hotels, Restaurants & Leisure (0.8%)
Accor S.A.	(13,736)	(682,421)
Ardent Leisure Group	(253,471)	(361,857)
Caesars Acquisition Co., Class A (f)	(28,100)	(602,745)
Codere S.A. (f)	(556,255)	(236,678)
Domino's Pizza Enterprises, Ltd.	(18,918)	(679,935)
Domino's Pizza Group PLC	(114,739)	(476,933)
Dunkin' Brands Group, Inc.	(12,300)	(652,884)
Shake Shack, Inc., Class A (f)	(16,400)	(544,972)
Wingstop, Inc.	(15,600)	(518,700)
		(4,757,125)
Household Durables (0.3%)
Bang & Olufsen A/S (f)	(3,005)	(64,909)
Garmin, Ltd.	(12,800)	(690,816)
GoPro, Inc., Class A (f)	(55,100)	(606,651)
LGI Homes, Inc. (f)	(11,700)	(568,269)
		(1,930,645)
Insurance (0.3%)
Ambac Financial Group, Inc. (f)	(26,400)	(455,664)
MBIA, Inc. (f)	(52,800)	(459,360)
Trupanion, Inc. (f)	(22,600)	(596,866)
		(1,511,890)
Internet & Direct Marketing Retail (0.6%)
Duluth Holdings, Inc., Class B (f)	(15,600)	(316,524)
Liberty Ventures, Series A (f)	(11,000)	(633,050)
Ocado Group PLC (f)	(136,269)	(534,471)
SRP Groupe S.A. (b)(f)	(2,687)	(54,941)
Yoox Net-A-Porter Group S.p.A. (f)	(16,134)	(632,512)
Zalando SE (b)(f)	(13,806)	(691,854)
zooplus A.G. (f)	(2,393)	(403,031)
		(3,266,383)
Internet Software & Services (0.4%)
Aconex, Ltd. (f)	(152,830)	(478,320)
CommerceHub, Inc., Series C (f)	(10,100)	(215,635)
NEXTDC, Ltd. (f)	(89,308)	(305,432)
Opera Software ASA	(40,125)	(114,866)
Pandora Media, Inc. (f)	(71,300)	(549,010)
Zillow Group, Inc., Class C (f)	(14,200)	(570,982)
		(2,234,245)
IT Services (0.4%)
Black Knight Financial Services, Inc., Class A (f)	(1,300)	(55,965)
FleetCor Technologies, Inc. (f)	(4,200)	(650,034)
GFT Technologies S.E.	(5,006)	(93,897)
NCC Group PLC	(55,325)	(160,503)
Square, Inc., Class A (f)	(24,500)	(705,845)
WEX, Inc. (f)	(6,000)	(673,320)
		(2,339,564)
Leisure Products (0.0%) ‡
Technogym S.p.A (b)	(23,919)	(211,883)

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc. (f)	(22,400)	(502,880)
Genfit (f)	(15,032)	(436,696)
Illumina, Inc. (f)	(3,500)	(697,200)
		(1,636,776)
Machinery (0.7%)
Energy Recovery, Inc. (f)	(67,100)	(530,090)
GEA Group A.G.	(14,620)	(665,084)
Proto Labs, Inc. (f)	(7,300)	(586,190)
SLM Solutions Group A.G. (f)	(14,941)	(628,652)
Wabted Corp.	(9,100)	(689,325)
Welbilt, Inc. (f)	(34,000)	(783,700)
		(3,883,041)
Marine (0.1%)
Scorpio Bulkers, Inc. (f)	(48,800)	(344,040)

Media (0.8%)
Cable One, Inc.	(100)	(72,212)
IMAX Corp. (f)	(24,700)	(559,455)
Juventus Football Club S.p.A (f)	(549,927)	(514,118)
Liberty Broadband Corp.
Class A (f)	(6,600)	(621,588)
Class C (f)	(2,100)	(200,130)
Liberty Media Corp-Liberty Formula One
Class A (f)	(17,400)	(634,926)
Class C (f)	(9,200)	(350,428)
Schibsted ASA
Class A	(26,418)	(680,642)
Class B	(10,656)	(251,532)
Solocal Group (f)	(338,728)	(406,748)
Technicolor S.A., Registered	(32,656)	(112,701)
		(4,404,480)
Metals & Mining (1.1%)
Allegheny Technologies, Inc. (f)	(28,400)	(678,760)
Fresnillo PLC	(31,907)	(600,713)
Galaxy Resources, Ltd. (f)	(358,059)	(730,240)
Newcrest Mining, Ltd.	(17,707)	(291,954)
Nyrstar N.V. (f)	(75,516)	(600,669)
Orocobre, Ltd. (f)	(200,968)	(704,648)
Royal Gold, Inc.	(7,500)	(645,300)
Saracen Mineral Holdings, Ltd. (f)	(209,755)	(216,359)
Syrah Resources, Ltd. (f)	(233,110)	(629,009)
Warrior Met Coal, Inc.	(22,600)	(532,682)
Western Areas, Ltd.	(276,812)	(564,541)
		(6,194,875)
Multiline Retail (0.0%) ‡
Sears Holdings Corp. (f)	(6,700)	(48,910)

Oil, Gas & Consumable Fuels (0.7%)
Cabot Oil & Gas Corp.	(13,600)	(363,800)
Callon Petroleum Co. (f)	(12,100)	(136,004)
Centennial Resource Development, Inc. (f)	(11,600)	(208,452)
Cheniere Energy, Inc. (f)	(8,000)	(360,320)
Diamondback Energy, Inc. (f)	(3,700)	(362,452)
DNO ASA (f)	(293,437)	(402,327)
EP Energy Corp., Class A (f)	(41,500)	(135,290)
Lundin Petroleum AB (f)	(14,784)	(323,455)
Nordic American Tankers, Ltd.	(64,100)	(342,294)
Ring Energy, Inc. (f)	(20,400)	(295,596)
Tellurian, Inc. (f)	(33,800)	(360,984)
Tullow Oil PLC (f)	(108,716)	(271,109)
WildHorse Resource Development Corp. (f)	(29,600)	(394,272)
		(3,956,355)
Personal Products (0.3%)
Blackmores, Ltd.	(7,763)	(718,537)
Coty, Inc., Class A	(31,900)	(527,307)
e.l.f. Beauty, Inc. (f)	(21,300)	(480,315)
		(1,726,159)
Pharmaceuticals (1.3%)
AB Science S.A. (f)	(17,810)	(177,659)
Aclaris Therapeutics, Inc. (f)	(21,600)	(557,496)
Aerie Pharmaceuticals, Inc. (f)	(10,000)	(486,000)
ALK-Abello A/S	(2,537)	(399,110)
COSMO Pharmaceuticals N.V.	(927)	(135,362)
Dermira, Inc. (f)	(22,500)	(607,500)
Hikma Pharmaceuticals PLC	(7,828)	(127,028)
Intra-Cellular Therapies, Inc. (f)	(27,600)	(435,528)
Medicines Co. (f)	(15,400)	(570,416)
Omeros Corp. (f)	(18,200)	(393,484)
Paratek Pharmaceuticals, Inc. (f)	(27,200)	(682,720)
Reata Pharmaceuticals, Inc. (f)	(2,900)	(90,190)
Revance Therapeutics, Inc. (f)	(23,200)	(639,160)
TherapeuticsMD, Inc. (f)	(87,100)	(460,759)
Theravance Biopharma, Inc. (f)	(16,700)	(571,808)
WaVe Life Sciences, Ltd. (f)	(32,600)	(709,050)
		(7,043,270)
Professional Services (0.0%) ‡
Bertrandt A.G.	(888)	(89,399)
Brunel International N.V.	(3,057)	(48,704)
		(138,103)
Semiconductors & Semiconductor Equipment (0.2%)
Imagination Technologies Group PLC (f)	(234,477)	(527,855)
SMA Solar Technology A.G.	(13,135)	(514,862)
		(1,042,717)
Software (0.7%)
Atlassian Corp. PLC, Class A (f)	(11,900)	(418,285)
CyberArk Software, Ltd. (f)	(13,100)	(537,100)
FireEye, Inc. (f)	(43,400)	(727,818)
Gemalto N.V.	(12,539)	(560,116)
Guidewire Software, Inc. (f)	(8,900)	(692,954)
Starbreeze AB (f)	(106,473)	(148,371)
Workday, Inc., Class A (f)	(6,300)	(663,957)
		(3,748,601)
Specialty Retail (0.6%)
At Home Group, Inc. (f)	(19,900)	(454,516)
CarMax, Inc. (f)	(6,800)	(515,508)
Carvana Co. (f)	(15,800)	(231,944)
Floor & Decor Holdings, Inc., Class A (f)	(8,200)	(319,226)
GNC Holdings, Inc., Class A	(46,300)	(409,292)
Hennes & Mauritz AB, Class B	(9,561)	(247,685)
J. Jill, Inc. (f)	(8,400)	(91,476)
Lumber Liquidators Holdings, Inc. (f)	(12,700)	(495,046)
Party City Holdco, Inc. (f)	(19,100)	(258,805)
XXL ASA (b)	(14,342)	(156,214)
		(3,179,712)
Technology Hardware, Storage & Peripherals (0.1%)
Tobii AB (f)	(106,889)	(643,048)

Textiles, Apparel & Luxury Goods (0.4%)
Geox S.p.A.	(44,210)	(188,838)
Hermes International	(1,262)	(636,224)
Lululemon Athletica, Inc. (f)	(10,500)	(653,625)
Salvatore Ferragamo S.p.A.	(18,767)	(526,792)
Tod's S.p.A.	(6,098)	(432,074)
		(2,437,553)
Trading Companies & Distributors (0.2%)
Fastenal Co.	(15,400)	(701,932)
Textainer Group Holdings, Ltd. (f)	(34,800)	(596,820)
		(1,298,752)
Transportation Infrastructure (0.1%)
Groupe Eurotunnel S.E., Registered	(57,153)	(689,001)
Macquarie Infrastructure Corp.	(1,600)	(115,488)
		(804,489)
Wireless Telecommunication Services (0.0%) ‡
Drillisch A.G.	(2,378)	(166,779)
Total Common Stocks Sold Short (Cost $100,674,252)		(108,643,550)

	Exchange-Traded Funds Sold Short (3.1%) (g)
▪	SPDR S&P 500 ETF Trust	(11,300)	(2,838,899)
▪	United States Oil Fund, L.P. (f)	(1,393,800)	(14,537,334)
	Total Exchange-Traded Funds Sold Short
	(Cost $17,158,621)		(17,376,233)
	Total Investments Sold Short
	(Cost $117,832,873) (m)	(22.5)%	(126,019,783)
	Total Investments, Net of Investments Sold Short
	(Cost $462,292,344)	84.5	471,943,132
	Other Assets, Less Liabilities	15.5	86,815,171
	Net Assets	100.0%	$558,758,303

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
▪	Among the Fund’s 5 largest short positions as of September 30, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(d)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $541,535, which represented 0.1% of the Portfolio's net assets.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(f)	Non-income producing security.
(g)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	Security, or a portion thereof, was held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
(i)	Interest rate shown represents yield to maturity.
(j)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(k)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued securities was $(59,260), which represented less than one-tenth of a percent of the Portfolio's net assets.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	As of September 30, 2017, cash in the amount of $67,206,986 was on deposit with broker for short sale transactions.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CHF	—Swiss Franc
CNH	—Chinese Offshore Yuan
DAX	—Deutscher Aktienindex Index (German stock market index)
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LME	—London Metal Exchange
MIB	—Milano Italia Borsa (Italian national stock exchange)
SPDR	—Standard & Poor's Depositary Receipt
TRY	—Turkish Lira
USD	—United States Dollar
VIX	—CBOE Volatility Index

As of September 30, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Swedish Krona vs. U.S. Dollar	12/20/17	UBS AG	SEK	12,910,000	$1,630,074	$37,749
Pound Sterling vs. U.S. Dollar	10/27/17	Societe Generale	GBP	1,788,297	2,401,781	3,588
Euro vs. U.S. Dollar	12/20/17	UBS AG	EUR	6,480,000	7,783,407	91,367
Euro vs. U.S. Dollar	10/26/17	Societe Generale		42,506,508	50,191,731	(108,344)
Euro vs. U.S. Dollar	10/26/17	BNP Paribas S.A.		319,654	378,068	(194)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$24,166

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(8)	December 2017	(800,000)	$(1,522,382)	$15,115

1. As of September 30, 2017, cash in the amount of $24,152 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
Call-Euro Bund	Citigroup Global Markets, Inc.	$162.50	11/24/2017	$(4,100,000)	$(26,640)	$(26,167)

Swap Contracts

As of September 30, 2017, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$17,460,000	USD	2/25/2018	Fixed 0.80%	3-Month USD-LIBOR	Quarterly	$—	$43,732	$43,732
8,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Quarterly	(953)	12,500	11,547
4,090,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	Semi-Annually	—	(115,637)	(115,637)
3,090,000	USD	2/25/2026	3-Month USD-LIBOR	Fixed 1.605%	Semi-Annually	—	(144,995)	(144,995)
						$(953)	$(204,400)	$(205,353)

As of September 30, 2017, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Markit CDX North American Investment Grade Series 29	12/20/2021	Buy	$19,200	(1.00)%	Quarterly	$(401,991)	$460,767	$58,776
iTraxx Europe Crossover Series 27	6/20/2022	Buy	9,700	(5.00)%	Quarterly	878,801	(1,439,385)	(560,584)
iTraxx Europe Crossover Series 27	6/20/2022	Buy	3,200	(1.00)%	Quarterly	10,112	(95,242)	(85,130)
Markit CDX North American High Yield Series 29	12/20/2022	Buy	30,500	(1.00)%	Quarterly	(2,253,453)	2,375,866	122,413
						$(1,766,531)	$1,302,006	$(464,525)

As of September 30, 2017, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Bayer A.G. 5.625% 5/23/18	Societe Generale S.A.	12/20/2021	Buy	EUR	400	(1.00)%	Quarterly	$7,584	$(14,889)	$(7,305)
Bayer A.G. 5.625%, 5/23/18	Societe Generale S.A.	6/20/2021	Buy		600	(1.00)%	Quarterly	11,597	(20,743)	(9,146)
Casino Guichard Perrachon	BNP Paribas S.A.	12/20/2022	Buy		200	(1.00)%	Quarterly	7,085	(6,508)	577
Electricite de France S.A. 5.625%, 2/21/33	BNP Paribas S.A.	6/20/2022	Buy		550	(1.00)%	Quarterly	539	(16,721)	(16,182)
Electricite de France S.A. 5.625%, 2/21/33	Societe Generale S.A.	6/20/2022	Buy		800	(1.00)%	Quarterly	8,845	(24,322)	(15,477)
Orange S.A. 5.625%, 5/22/18	BNP Paribas S.A.	6/20/2021	Buy		1,200	(1.00)%	Quarterly	15,110	(36,665)	(21,555)
Repsol International Finance 4.875%, 2/19/19	Societe Generale S.A.	6/20/2022	Buy		200	(1.00)%	Quarterly	1,338	(5,058)	(3,720)
Tesco PLC 6.000%, 12/14/29	JPMorgan Chase Bank N.A.	6/20/2024	Sell		400	1.00%	Quarterly	26,668	(24,626)	2,042
Total Capital S.A. 4.875%, 1/28/19	BNP Paribas S.A.	6/20/2021	Buy		500	(1.00)%	Quarterly	(5,482)	(18,672)	(13,190)
Total Capital S.A. 4.875%, 1/28/19	Societe Generale S.A.	6/20/2021	Buy		500	(1.00)%	Quarterly	(9,320)	(18,672)	(9,353)
								$63,964	$(186,876)	$(93,309)

1	As of September 30, 2017, cash in the amount of $326,212 was on deposit with a broker for centrally cleared swap agreements.

2	Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2017.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of September 30, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Morgan Stanley Capital Services LLC	Cairo Communication SpA	Euro OverNight Index Average plus 0.55%	03/01/2025	Monthly	$805	$98,446
UBS AG	Entertainment One Ltd.	1 Month LIBOR BBA plus 0.40%	03/01/2025	Monthly	266	22,945
Morgan Stanley Capital Services LLC	Groupe Fnac SA	Euro OverNight Index Average plus 0.55%	03/01/2025	Monthly	671	72,540
Morgan Stanley Capital Services LLC	Havas S.A.	Euro OverNight Index Average plus 0.55%	03/01/2025	Monthly	825	1,447
UBS AG	Marriott International Inc/MD	1 Month LIBOR BBA plus 0.35%	03/01/2025	Monthly	1,579	96,442
Citibank N.A.	Monsanto Co.	US Federal Funds Rate plus 0.45%	03/01/2025	Monthly	1,533	32,493
Citibank N.A.	NXP Semiconductors NV	US Federal Funds Rate plus 0.45%	03/01/2025	Monthly	317	193
UBS AG	Orange S.A.	Euro OverNight Index Average minus 0.45%	03/01/2025	Monthly	(347)	11,114
Citibank N.A.	Straight Path Communications, Inc.	US Federal Funds Rate plus 0.45%	03/01/2025	Monthly	1,559	12,081
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA plus 0.55%	03/01/2025	Monthly	448	16,251
UBS AG	Telecom Italia SpA/Milano	Euro OverNight Index Average minus 0.45%	03/01/2025	Monthly	(65)	192
Morgan Stanley Capital Services LLC	Ubisoft Entertainment SA	Euro OverNight Index Average plus 0.55%	03/01/2025	Monthly	1,001	39,993
					$8,592	$404,137

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Citibank N.A.	Alibaba Group Holding Ltd.	1 Month LIBOR BBA plus 0.35%	03/01/2025	Monthly	$(681)	$(6,247)
UBS AG	Buzzi Unicem SpA	Euro OverNight Index Average minus 0.45%	03/01/2025	Monthly	(356)	(45,742)
Citibank N.A.	CNH Industrial NV	1 Month LIBOR BBA minus 0.40%	03/01/2025	Monthly	(98)	(7,297)
UBS AG	Danieli & C Officine Meccaniche SpA	Euro OverNight Index Average minus 0.45%	03/01/2025	Monthly	(212)	(2,558)
Morgan Stanley Capital Services LLC	Depomed Inc.	US Federal Funds Rate plus 0.45%	03/01/2025	Monthly	175	(8,829)
Citibank N.A.	Fiat Chrysler Automobiles NV	1 Month LIBOR BBA minus 0.40%	03/01/2025	Monthly	(129)	(20,895)
Citibank N.A.	GEDI Gruppo Editoriale SpA	1 Month EURIBOR plus 2.75%	03/01/2025	Monthly	—	(23)
Morgan Stanley Capital Services LLC	GFK SE	Euro OverNight Index Average plus 0.55%	03/01/2025	Monthly	414	(121)
Morgan Stanley Capital Services LLC	Haldex AB	1 Month Stockholm Interbank Offered Rate plus 0.45%	03/01/2025	Monthly	2,118	(17,443)
Citibank N.A.	Henkel AG & Co KGaA	1 Month LIBOR BBA minus 0.40%	03/01/2025	Monthly	(657)	(13,112)
UBS AG	Lagardere SCA	Euro OverNight Index Average minus 0.45%	03/01/2025	Monthly	(250)	(14,019)
UBS AG	London Stock Exchange Group PLC	1 Month LIBOR BBA plus 0.40%	03/01/2025	Monthly	501	(20,550)
Morgan Stanley Capital Services LLC	Shire PLC	Sterling OverNight Index Average plus 0.55%	03/01/2025	Monthly	296	(14,131)
Citibank N.A.	Siemens Gamesa Renewable Energy S.A.	0.40%	03/01/2025	Monthly	389	(49,602)
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA plus 0.55%	03/01/2025	Monthly	(453)	(20,149)
UBS AG	Telecom Italia SpA/Milano	1 Month LIBOR BBA plus 0.40%	03/01/2025	Monthly	83	(844)
Morgan Stanley Capital Services LLC	Twitter Inc.	US Federal Funds Rate plus 0.45%	03/01/2025	Monthly	152	(73)
UBS AG	Vinci SA	1 Month LIBOR BBA minus 0.45%	03/01/2025	Monthly	(260)	(8,199)
					$1,032	$(249,834)

Open OTC total return basket swap contracts as of September 30, 2017 were as follows[1]:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation/ Depreciation
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.00%	05/31/2018	Monthly	$14,543	$1
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.00%	05/31/2018	Monthly	22,766	(20,063)
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.20%	05/31/2018	Monthly	14,763	(2,520)
Bank of America Merrill Lynch	BofA ML Mean Reversion EUR Index Total Return Index	0.00%	05/31/2018	Monthly	19,600	(13,891)
Bank of America Merrill Lynch	BofA ML VIXCSCBKZ7 Index	0.00%	12/20/2017	Annual	11,671	(144,500)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	05/31/2018	Monthly	15,230	(7,441)
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	05/31/2018	Monthly	20,593	(25,152)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	05/31/2018	Monthly	17,263	(8,482)
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2017	Monthly	11,824	—
Societe Generale	SGI BOSS 1% Index	0.60%	05/31/2018	Monthly	20,047	191,570
Societe Generale	SGI NYLIM Custom US Sector Reversal Index	0.60%	05/31/2018	Monthly	21,848	166,705
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	05/31/2018	Monthly	17,399	193,535
Societe Generale	SGI US Gravity Index	0.60%	05/31/2018	Monthly	4,768	(14,265)
					$212,315	$315,497

Open OTC Candriam proprietary total return swap contracts as of September 30, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation/ (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index	Total return swap with Societe Generale Newedge UK Limited ("SG Newedge UK"). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $80,490,170)***	(53,277)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $83,514,571)****	78,732
			$25,455

The summaries below provide breakdown of the derivative contracts comprising the index of the above Candriam proprietary total return swaps as of September 30, 2017:

Candriam IG Diversified Futures Index

Category	% Breakdown
Foreign Currency	181.45
Physical Index Future	113.28
Currency Future	38.46
Currency	(0.09)
Financial Commodity Future	(83.20)
Physical Commodity Future	(149.90)
Total	100.00%

Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
3-Month Euribor Mar20	Financial Commodity Future	$57,248	$2,306
90Day Euro Future Mar20	Financial Commodity Future	(308,922)	104,390
90Day Sterling Future Mar20	Financial Commodity Future	(181,174)	(31,148)
AUD/USD Currency Future Dec17	Currency Future	11,049	(17,495)
Australian Dollar	Foreign Currency	(13)	10
BP Currency Future Dec17	Currency Future	4,956	(11,896)
Brent Crude Future Dec17	Physical Commodity Future	5,736	(30,912)
British Pound Sterling	Foreign Currency	29	(81)
CAC40 10 Euro Future Oct17	Physical Index Future	2,707	15,042
Canadian Currency Future Dec17	Currency Future	16,533	(46,008)
CBOE VIX Future Oct17	Physical Index Future	(5,429)	96,160
Copper Future Dec17	Physical Commodity Future	11,377	(82,801)
Corn Future Dec17	Physical Commodity Future	(873,915)	(55,959)
Cotton No.2 Future Dec17	Physical Commodity Future	(5,271)	33,120
DAX Index Future Dec17	Physical Index Future	1,134	7,933
DJIA MINI e-CBOT Dec17	Physical Index Future	670,380	6,452
EMINI Russell 2000 Dec17	Physical Index Future	2,837	471
Euro	Foreign Currency	(878)	(2,869)
Euro FX Currency Future Dec17	Currency Future	15,127	24,784
Euro Stoxx 50 Dec17	Physical Index Future	(4,396)	(26,498)
EURO/JPY Future Dec17	Currency Future	246,753	56,668
Euro-BTP Future Dec17	Financial Commodity Future	14,037	(1)
Euro-Bund Future Dec17	Financial Commodity Future	(7,612)	(8,247)
Euro-OAT Future Dec17	Financial Commodity Future	5,501	6,939
FTSE 100 Index Future Dec17	Physical Index Future	5,696	33,702
Gasoline RBOB Future Nov17	Physical Commodity Future	3,675	(45,477)
Gold 100 OZ Future Dec17	Physical Commodity Future	(14,133)	35,486
Hang Seng Index Future Oct17	Physical Index Future	634,019	44,218
Hong Kong Dollar	Foreign Currency	(601)	(4)
Japan 10 Year Bond(OSE) Dec17	Financial Commodity Future	(9,353)	(4,636)
Japanese Yen	Foreign Currency	(100,315)	623
Japanese Yen Currency Future Dec17	Currency Future	(5,464)	3,800
Korea 3 Year Bond Future Dec17	Financial Commodity Future	(168,902)	(63,142)
Live Cattle Future Dec17	Physical Commodity Future	(5,209)	(7,478)
Mexican Peso Future Dec17	Currency Future	1,259	(21,110)
NASDAQ 100 E-MINI Dec17	Physical Index Future	11,606	70,608
Natural Gas Future Nov17	Physical Commodity Future	(241)	662
New Zealand Dollar Future Dec17	Currency Future	3,462	(5,956)
Nikkei 225 (SGX) Dec17	Physical Index Future	(434,144)	4,493
NY Harbor ULSD Future Nov17	Physical Commodity Future	(6,386)	41,732
Primary Aluminum LME Future	Physical Commodity Future	6,403	(73,795)
S&P500 EMINI Future Dec17	Physical Index Future	(20,129)	(55,256)
SA RAND Currency (CME) Dec17	Currency Future	677	(17,309)
Silver Future Dec17	Physical Commodity Future	(78)	66,480
South Korean Won	Foreign Currency	1,490,693	3,513
Soybean Future Nov17	Physical Commodity Future	(513,173)	(38,360)
SPI 200 Future Dec17	Physical Index Future	(2,001)	(6,434)
Sugar #11 (WORLD) Mar18	Physical Commodity Future	(5,654)	(49,750)
Topix Index Future Dec17	Physical Index Future	4,763	(6,043)
U.S. 10 Year Note (CBT) Dec17	Financial Commodity Future	(12,281)	18,999
U.S. 5 Year Note (CBT) Dec17	Financial Commodity Future	(20,328)	23,478
U.S. Long Bond (CBT) Dec17	Financial Commodity Future	(5,043)	(853)
United States Dollar	Currency	(719)	—
Wheat Future (CBT) Dec17	Physical Commodity Future	239,814	(29,872)
WTI Crude Future Nov17	Physical Commodity Future	827	1,456
Zinc LME Future Dec17	Physical Commodity Future	8,864	34,741
			$(1,124)
Net Cash and Other Receivables/Payables			(52,153)
Swaps, at Value			$(53,277)

Candriam Global Alpha Index

Category	% Breakdown
Currency Future	84.68
Foreign Currency	8.35
Financial Commodity Future	5.02
Physical Index Future	2.00
Currency	0.38
Physical Index Option	(0.02)
Financial Commodity Option	(0.07)
Index Option	(0.15)
Currency Option	(0.19)
Total	100.00%

Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
Swedish Krona	Foreign Currency	213	(57)
Swiss Franc	Foreign Currency	18	41
Swiss Franc Currency Future Dec17	Currency Future	(9,729)	(13,918)
TRY/USD Future Dec17	Currency Future	13,861	(7,081)
Turkish Lira	Foreign Currency	28	(8)
U.S. 10 Year Future Option Dec17C 126.5	Financial Commodity Option	(64)	9,588
U.S. 10 Year Future Option Dec17C 128	Financial Commodity Option	(24)	4,871
U.S. 10 Year Future Option Dec17P 123.5	Financial Commodity Option	(32)	(4,871)
S&P500 EMINI Future Dec17	Physical Index Future	(9,435)	(25,826)
S&P500 EMINI Option Dec17P 2050	Physical Index Option	(5)	423
S&P500 EMINI Option Oct17C 2490	Physical Index Option	(201)	—
SA RAND Currency (CME) Dec17	Currency Future	280	(7,145)
Singapore Dollar	Foreign Currency	9	5
South Korean Won	Foreign Currency	32,598	77
Stoxx 600 Basic Resource Dec17	Physical Index Future	(1,883)	(14,912)
Stoxx 600 Cons Dec17	Physical Index Future	4,296	13,136
STOXX 600 Health Care Dec17	Physical Index Future	2,037	488
Stoxx 600 Oil Dec17	Physical Index Future	952	(1,178)
Stoxx 600 Technology Dec17	Physical Index Future	3,392	10,440
Stoxx 600 TLCM Dec17	Physical Index Future	3,749	15,261
Stoxx 600 Travel Dec17	Physical Index Future	6,001	12,045
STOXX Europe 600 Basic Resource	Index Option	18	193
STOXX Europe 600 Insurance Price	Index Option	(151)	(32,646)
NASDAQ 100 E-MINI Dec17P 5700	Physical Index Option	(29)	5,456
Norwegian Krone	Foreign Currency	112	(28)
Norwegian Krone Dec17	Currency Future	930,254	(30,518)
OMX Stockholm 30 Index	Index Option	(310)	(13,797)
OSMI Index Option Dec17	Index Option	(339)	(23,626)
Russell 2000 Index/Old	Index Option	(587)	2,531
U.S. 10 Year Future Option Dec17P 125	Financial Commodity Option	118	17,050
U.S. 10 Year Future Option Dec17P 126	Financial Commodity Option	(438)	(43,379)
U.S. 10 Year Future Option Nov17C 118.5	Financial Commodity Option	(5)	2,913
U.S. 10 Year Future Option Nov17C 127	Financial Commodity Option	(7)	2,861
U.S. 10 Year Note (CBT) Dec17	Financial Commodity Future	40,852	(63,020)
U.S. 5 Year Future Option Nov17C 119	Financial Commodity Option	27	(7,333)
U.S. 5 Year Future Option Nov17C 119.5	Financial Commodity Option	(9)	7,333
U.S. Dollar Index Dec17	Currency Future	4,273	(1,859)
United States Dollar	Currency	4,428	—
Yen Denom Nikkei Dec17	Physical Index Future	1,628	1,321
3-Month Euribor Dec18	Financial Commodity Future	59,216	2,372
90Day Euro Future Dec18	Financial Commodity Future	61,089	(15,403)
90Day Euro Future Dec19	Financial Commodity Future	(60,971)	20,537
90Day Euro Future Jun18	Financial Commodity Future	(91,665)	11,537
90Day Euro Future Mar18	Financial Commodity Future	91,767	(3,846)
90Day Euro Future Sep18	Financial Commodity Future	61,388	(12,887)
90Day Euro Future Sep19	Financial Commodity Future	(61,253)	20,620
AUD/USD Currency Future Dec17	Currency Future	(17,474)	27,589
AUD/USD Euro 2PM Option Nov17P 78.5	Currency Option	(80)	1,551
Australian 10 Year Bond Future Dec17	Financial Commodity Future	20,495	31,848
Australian Dollar	Foreign Currency	494	(367)
BP Currency 2PM Option Dec17P 133	Currency Option	(149)	(5,815)
BP Currency 2PM Option Nov17C 135	Currency Option	(125)	24,357
BP Currency 2PM Option Nov17P 135	Currency Option	(138)	(10,207)
BP Currency 2PM Option Oct17P 128	Currency Option	—	—
BP Currency Future Dec17	Currency Future	3,948	(9,449)
British Pound Sterling	Foreign Currency	679	(1,904)
Canadian Currency 2PM Option Nov17P 79.5	Currency Option	(50)	(2,870)
Canadian Currency 2PM Option Nov17P 80.5	Currency Option	(101)	(7,654)
Canadian Currency 2PM Option Nov17P 82	Currency Option	(221)	(16,925)
Canadian Currency 2PM Option Oct17C 83	Currency Option	(1)	573
Canadian Currency 2PM Option Oct17P 81	Currency Option	(46)	(7,390)
Canadian Currency Future Dec17	Currency Future	(18,619)	51,665
EURIBOR 2 year Mid Curve OptionDec17C 100	Financial Commodity Option	(57)	(2,506)
EURIBOR 2 year Mid Curve OptionDec17C 99.88	Financial Commodity Option	9	497
EURIBOR 2 year Mid Curve OptionDec17P 100	Financial Commodity Option	132	(7,970)
EURIBOR 2 year Mid Curve OptionDec17P 99.88	Financial Commodity Option	(116)	5,243
Euro	Foreign Currency	(928)	(3,023)
Euro Currency 2PM Option Dec17C 1.22	Currency Option	(123)	1,876
Euro Currency 2PM Option Dec17P 1.16	Currency Option	(98)	17,011
Euro Currency 2PM Option Dec17P 1.2	Currency Option	(519)	43,158
Euro Currency 2PM Option Nov17C 1.21	Currency Option	(148)	3,495
Euro Currency 2PM Option Nov17P 1.19	Currency Option	(463)	61,705
Euro Stoxx 50 Dec17	Physical Index Future	6,255	37,710
Euro Stoxx 50 Price EUR	Index Option	288	60,966
Euro Stoxx Bank Dec17	Physical Index Future	2,952	14,285
Euro Stoxx Utilities Dec17	Physical Index Future	(1,995)	(8,052)
Euro-Bobl Future Dec17	Financial Commodity Future	(46,202)	(8,256)
Euro-Bobl Option Dec17C 131.25	Financial Commodity Option	(79)	(3,398)
Euro-Bobl Option Dec17C 131.5	Financial Commodity Option	(96)	(7,340)
Euro-Bobl Option Dec17P 130.75	Financial Commodity Option	(139)	(2,291)
Euro-BTP Future Dec17	Financial Commodity Future	3,031	(154)
Euro-Bund Future Dec17	Financial Commodity Future	(15,985)	(17,014)
Euro-Bund Option Nov17P 160	Financial Commodity Option	(47)	4,847
FTSE MIB Index Oct17	Index Option	(633)	(60,676)
Hong Kong Dollar	Foreign Currency	(1,722)	(12)
IBEX 35 Index Future Oct17	Physical Index Future	9,280	26,919
IBEX MINI Index Future Oct17	Physical Index Future	(3,834)	(11,113)
IMM Euro Future Option Dec17P 98.38	Financial Commodity Option	(3)	—
IMM Euro Future Option Dec17P 98.5	Financial Commodity Option	39	—
Japanese Yen	Foreign Currency	65,999	(409)
Japanese Yen 2PM OP Nov17C 91.5	Currency Option	(84)	6,145
Japanese Yen 2PM OP Nov17C 93	Currency Option	(23)	773
Japanese Yen 2PM OP Nov17P 86	Currency Option	(41)	4,846
Japanese Yen 2PM OP Nov17P 87	Currency Option	(14)	392
Japanese Yen 2PM OP Nov17P 88	Currency Option	173	—
Japanese Yen 2PM OP Oct17C 92	Currency Option	(3)	3,505
Long GILT Future Dec17	Financial Commodity Future	(3,154)	(5,427)
Russian Ruble Future Dec17	Currency Future	81,463	4,310
			$72,805
Net Cash and Other Receivables/Payables			5,927
Swaps, at Value			$78,732

1	As of September 30, 2017, cash in the amount of $46,882,302 was on deposit with brokers for OTC total return equity swap contracts.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
**	The total return swap is held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
***	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on January 21, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.
****	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$53,882,831	$—	$53,882,831
Foreign Bonds	—	24,974,809	—	24,974,809
Total Long-Term Bonds	—	78,857,640	—	78,857,640
Closed-End Funds	1,427,737	—	—	1,427,737
Common Stocks	154,757,484	—	—	154,757,484
Exchange-Traded Funds	2,094,960	—	—	2,094,960
MLPs and Related Companies	3,660,017	—	—	3,660,017
Preferred Stocks	77,484	—	—	77,484
Short-Term Investments
Repurchase Agreement	—	215,565,026	—	215,565,026
U.S. Governments	—	141,522,467	—	141,522,467
Total Short-Term Investments	—	357,087,593	—	357,087,593
Total Investments in Securities	162,017,682	435,945,233	—	597,962,915
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	78,732	—	78,732
Credit Default Swap Contracts (b)	—	183,808	—	183,808
Futures Contracts (b)	15,115	—	—	15,115
Interest Rate Swap Contracts (b)	—	55,279	—	55,279
Total Return Basket Swap Contracts (b)	—	315,497	—	315,497
Total Return Equity Swap Contracts (b)	—	404,138	—	404,138
Total Other Financial Instruments	15,115	1,037,454	—	1,052,569
Total Investments in Securities and Other Financial Instruments	$162,032,797	$436,982,687	$—	$599,015,484

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short (c)	$(108,584,290)	$—	$(59,260)	$(108,643,550)
Exchange Traded Fund Sold Short	(17,376,233)	—	—	(17,376,233)
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	(53,277)	—	(53,277)
Credit Default Swap Contracts (b)	—	(741,642)	—	(741,642)
Interest Rate Swap Contracts (b)	—	(260,632)	—	(260,632)
Total Return Basket Swap Contracts (b)	—	(236,313)	—	(236,313)
Total Return Equity Swap Contracts (b)	—	(249,834)	—	(249,834)
Written Options	(26,167)	—	—	(26,167)
Total Other Financial Instruments	(26,167)	(1,541,698)	—	(1,567,865)
Total Investments in Securities Sold Short and Other Financial Instruments	$(125,986,690)	$(1,541,698)	$(59,260)	$(127,587,648)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

(c)	The Level 3 security valued at $(59,260) and $(0) are held in Banks and Diversified Financial Services within the Common Stocks Sold Short section of the Consolidated Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, a common stock sold short with a market value of $(175,931) held by the Portfolio at December 31, 2016, transferred from Level 2 to Level 3 as the price of this security was fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of September 30, 2017, certain foreign equity securities with a market value of $12,224,070 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3		Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Common Stocks Sold Short
Diversified Financial Services	$(0)*	$-	$-	$-	$-	$-	$-	$(0	)*	$-	$-
Banks	-	-	-	116,671	-	-	(175,931)	-		(59,260)	116,671
Rights Sold Short
Banks	(4)	-	-	(4)	-	-	-	-		-	-
Energy Equipment & Services	(9,698)	-	-	(9,698)	-	-	-	-		-	-
Total	$(9,702)	$-	$-	$106,969	$-	$-	$(175,931)	$(0	)*	$(59,260)	$116,671

*	Less than $0.05.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.2% †
	Asset-Backed Securities 2.7%
	Automobile 0.0% ‡
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	$200,000	$199,778

	Other ABS 2.7%
	AIMCO CLO
	Series 2014-AA, Class AR (3-month USD-LIBOR-BBA + 1.10%) 2.181%, due 7/20/26 (a)(b)	500,000	499,996
	Series 2017-AA, Class A (3-month USD-LIBOR-BBA + 1.26%) 2.593%, due 7/20/29 (a)(b)	250,000	250,122
	Apidos CLO XXV Series 2016-25A, Class A1 (3-month USD-LIBOR-BBA + 1.46%) 2.616%, due 10/20/28 (a)(b)	475,000	476,808
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R (3-month USD-LIBOR-BBA + 1.19%) 2.348%, due 4/17/26 (a)(b)	250,000	250,725
	Babson CLO, Ltd. Series 2013-IA, Class A (3-month USD-LIBOR-BBA + 1.10%) 2.256%, due 4/20/25 (a)(b)	427,580	428,477
	Birchwood Park CLO, Ltd. Series 2014-1A, Class AR (3-month USD-LIBOR-BBA + 1.18%) 2.338%, due 7/15/26 (a)(b)	250,000	251,094
	Canyon Capital CLO, Ltd. Series 2015-1A, Class AS (3-month USD-LIBOR-BBA + 1.25%) 2.408%, due 4/15/29 (a)(b)	690,000	691,049
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	199,167	200,849
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR (3-month USD-LIBOR-BBA + 1.23%) 2.383%, due 7/23/30 (a)(b)	750,000	753,872
	Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	1,300,000	1,293,877
	Dryden Senior Loan Fund Series 2014-33A, Class AR (3-month USD-LIBOR-BBA + 1.43%) 2.588%, due 10/15/28 (a)(b)	250,000	252,102
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class AR (3-month USD-LIBOR-BBA + 1.08%) 2.238%, due 4/18/26 (a)(b)	280,000	280,821
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R (3-month USD-LIBOR-BBA + 1.21%) 2.506%, due 12/24/23 (a)(b)	94,250	94,560
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	99,750	100,863
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR (3-month USD-LIBOR-BBA + 1.37%) 2.552%, due 11/15/26 (a)(b)	250,000	251,028
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R (3-month USD-LIBOR-BBA + 1.13%) 2.31%, due 11/16/25 (a)(b)	250,000	250,017
	Highbridge Loan Management, Ltd. Series 2015-6A, Class A (3-month USD-LIBOR-BBA + 1.45%) 2.621%, due 5/5/27 (a)(b)	250,000	250,039
	HPS Loan Management, Ltd. Series 2011 A-17, Class A (3-month USD-LIBOR-BBA + 1.26%) 2.395%, due 5/6/30 (a)(b)	850,000	852,135
	LCM, Ltd. Partnership Series 2015-A, Class AR (3-month USD-LIBOR-BBA + 1.24%) 2.429%, due 7/20/30 (a)(b)	350,000	351,503
	Magnetite VIII, Ltd. Series 2014-8A, Class AR (3-month USD-LIBOR-BBA + 1.30%) 2.458%, due 4/15/26 (a)(b)	260,000	261,414
	Magnetite XII, Ltd. Series 2015-12A, Class AR (3-month USD-LIBOR-BBA + 1.33%) 2.488%, due 4/15/27 (a)(b)	250,000	251,873
	Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR (3-month USD-LIBOR-BBA + 1.25%) 2.422%, due 1/28/30 (a)(b)	390,000	393,085
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1R (3-month USD-LIBOR-BBA + 1.05%) 2.354%, due 7/15/27 (a)(b)	350,000	350,618
	Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 (3-month USD-LIBOR-BBA + 1.32%) 2.567%, due 3/17/30 (a)(b)	350,000	350,763
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R (3-month USD-LIBOR-BBA + 1.14%) 2.321%, due 11/18/26 (a)(b)	450,000	451,480
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A (3-month USD-LIBOR-BBA + 1.28%) 2.567%, due 7/25/30 (a)(b)	450,000	450,619
	THL Credit Wind River CLO, Ltd.
	Series 2014-3A, Class AR (3-month USD-LIBOR-BBA + 1.10%) 2.218%, due 1/22/27 (a)(b)	390,000	390,762
	Series 2012-1A, Class AR (3-month USD-LIBOR-BBA + 1.45%) 2.608%, due 1/15/26 (a)(b)	250,000	251,910
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	100,000	100,018
	Voya CLO, Ltd. Series 2014-2A, Class A1R (3-month USD-LIBOR-BBA + 1.25%) 2.408%, due 4/17/30 (a)(b)	600,000	604,305
			11,636,784
	Total Asset-Backed Securities (Cost $11,807,011)		11,836,562

	Corporate Bonds 16.3%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,050,000	1,132,192

	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,000,000	1,010,413
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	1,375,000	1,447,254
	General Motors Co. 4.875%, due 10/2/23	1,150,000	1,243,778
			3,701,445
	Banks 5.1%
	Bank of America Corp.
	(3-month USD-LIBOR-BBA + 0.93%) 2.816%, due 7/21/23 (b)	500,000	500,148
	4.45%, due 3/3/26	1,000,000	1,057,235
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, due 9/8/19 (a)	300,000	301,712
	BNP Paribas S.A. 3.80%, due 1/10/24 (a)	400,000	415,820
	Capital One N.A. 2.35%, due 1/31/20	1,100,000	1,105,827
	Citigroup, Inc.
	(3-month USD-LIBOR-BBA + 0.95%) 2.876%, due 7/24/23 (b)	550,000	550,700
	4.60%, due 3/9/26	750,000	798,480
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,000,000	1,050,098
	Credit Agricole S.A.
	3.25%, due 10/4/24 (a)	500,000	500,284
	3.375%, due 1/10/22 (a)	575,000	587,930
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,125,000	1,167,698
	Discover Bank 3.20%, due 8/9/21	850,000	867,200
	Fifth Third Bancorp 4.30%, due 1/16/24	1,250,000	1,324,080
	Goldman Sachs Group, Inc.
	2.35%, due 11/15/21	490,000	485,809
	(3-month USD-LIBOR-BBA + 1.053%) 2.908%, due 6/5/23 (b)	350,000	350,278
	3.85%, due 1/26/27	475,000	485,291
	HBOS PLC 6.75%, due 5/21/18 (a)	1,250,000	1,287,174
	HSBC Holdings PLC (3-month USD-LIBOR-BBA + 1.055%) 3.262%, due 3/13/23 (b)	1,000,000	1,020,676
	Huntington National Bank
	2.20%, due 4/1/19	250,000	250,622
	2.875%, due 8/20/20	500,000	508,948
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	2,200,000	2,290,787
	Morgan Stanley
	(3-month USD-LIBOR-BBA + 1.34%) 3.591%, due 7/22/28 (b)	400,000	401,490
	4.35%, due 9/8/26	595,000	622,910
	5.75%, due 1/25/21	325,000	358,854
	SunTrust Bank, Inc. 2.25%, due 1/31/20	1,000,000	1,004,714
	UBS Group Funding Switzerland A.G.
	4.125%, due 4/15/26 (a)	750,000	787,135
	4.253%, due 3/23/28 (a)	825,000	865,430
	Wells Fargo & Co.
	2.50%, due 3/4/21	750,000	755,144
	4.10%, due 6/3/26	225,000	233,892
			21,936,366
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	350,000	355,684
	3.65%, due 2/1/26	1,400,000	1,448,318
			1,804,002
	Building Materials 0.5%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	891,549
	Masco Corp.
	3.50%, due 4/1/21	325,000	333,733
	4.45%, due 4/1/25	850,000	907,290
			2,132,572
	Chemicals 0.3%
	NewMarket Corp. 4.10%, due 12/15/22	400,000	415,750
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	210,000	213,150
	Westlake Chemical Corp. 3.60%, due 8/15/26	750,000	749,038
			1,377,938
	Diversified Financial Services 0.4%
	American Express Credit Corp. (3-month USD-LIBOR-BBA + 0.55%) 1.871%, due 3/18/19 (b)	350,000	352,107
	Discover Financial Services
	3.85%, due 11/21/22	100,000	102,720
	5.20%, due 4/27/22	25,000	27,175
	TD Ameritrade Holding Corp. 2.95%, due 4/1/22	1,100,000	1,122,625
			1,604,627
	Electric 2.1%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	250,967
	Commonwealth Edison Co. 3.10%, due 11/1/24	150,000	151,957
	Dominion Energy, Inc. 4.104%, due 4/1/21 (c)	1,000,000	1,048,085
	DTE Electric Co. 2.65%, due 6/15/22	750,000	755,669
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,500,000	1,508,724
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	750,000	754,040
	Engie S.A. 1.625%, due 10/10/17 (a)	150,000	149,999
¤	Entergy Corp. 4.00%, due 7/15/22	750,000	793,719
	Exelon Corp.
	2.85%, due 6/15/20	425,000	433,449
	3.497%, due 6/1/22	500,000	515,046
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	500,000	529,260
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	298,649
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	268,587
	Southern Co. 2.95%, due 7/1/23	1,500,000	1,507,646
			8,965,797
	Electronics 0.0% ‡
	Amphenol Corp. 3.125%, due 9/15/21	175,000	178,363

	Food 0.2%
	Ingredion, Inc. 4.625%, due 11/1/20	250,000	266,753
	McCormick & Co., Inc. 3.15%, due 8/15/24	625,000	630,545
			897,298
	Health Care - Products 0.4%
	Becton Dickinson & Co. 2.894%, due 6/6/22	1,625,000	1,630,287

	Health Care - Services 0.1%
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	575,000	576,675

	Insurance 0.5%
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	725,000	787,588
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	1,250,000	1,246,782
			2,034,370
	Iron & Steel 0.2%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	127,487
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	700,000	742,748
			870,235
	Media 0.1%
	Discovery Communications LLC 3.95%, due 3/20/28	375,000	372,313

	Mining 0.6%
	Anglo American Capital PLC
	4.75%, due 4/10/27 (a)	800,000	835,002
	4.875%, due 5/14/25 (a)	625,000	662,610
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,250,000	1,317,997
			2,815,609
	Miscellaneous - Manufacturing 0.2%
	General Electric Co. 4.375%, due 9/16/20	225,000	240,973
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (a)	700,000	709,182
			950,155
	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,000,000	1,060,490
	BP Capital Markets PLC 3.062%, due 3/17/22	425,000	436,278
	Cenovus Energy, Inc. 4.25%, due 4/15/27 (a)	600,000	594,889
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	422,987
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	550,800
	Petroleos Mexicanos
	3.50%, due 1/30/23	100,000	98,560
	5.50%, due 1/21/21	75,000	80,025
	Shell International Finance B.V. 3.25%, due 5/11/25	200,000	204,717
			3,448,746
	Pharmaceuticals 0.2%
	Actavis Funding SCS 3.00%, due 3/12/20	350,000	357,325
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	625,000	628,615
			985,940
	Pipelines 0.6%
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	895,000	960,220
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	218,636
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	850,000	940,840
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	202,046
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	175,000	172,297
			2,494,039
	Real Estate Investment Trusts 0.6%
	DDR Corp. 3.90%, due 8/15/24	500,000	503,689
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	166,960
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	133,221
	Mid-America Apartments, L.P. 3.60%, due 6/1/27	375,000	376,562
	Simon Property Group, L.P. 2.625%, due 6/15/22	475,000	476,918
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,000,000	1,070,661
			2,728,011
	Semiconductors 0.1%
	Applied Materials, Inc. 3.30%, due 4/1/27	225,000	229,167

	Software 0.6%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,075,000	1,067,772
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	215,658
	Oracle Corp. 1.90%, due 9/15/21	1,250,000	1,240,878
			2,524,308
	Telecommunications 1.2%
	AT&T, Inc.
	3.90%, due 8/14/27	1,000,000	1,001,947
	3.95%, due 1/15/25	850,000	873,051
	4.45%, due 4/1/24	21,000	22,282
	Orange S.A. 2.75%, due 2/6/19	225,000	227,724
	Telefonica Emisiones SAU 4.103%, due 3/8/27	1,750,000	1,810,571
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,100,000	1,233,064
			5,168,639
	Transportation 0.0% ‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	132,014

	Total Corporate Bonds (Cost $69,427,215)		70,691,108

	Foreign Government Bonds 0.1%
	Poland 0.0% ‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	55,255

	Russia 0.1%
	Russian Federation 3.50%, due 1/16/19 (a)	400,000	405,875

	Total Foreign Government Bonds (Cost $448,817)		461,130

	Mortgage-Backed Securities 1.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	BANK Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	306,651
	CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	615,307
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	919,165
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	105,697
	COMM Mortgage Trust
	Series 2013-THL, Class A2 (1-month LIBOR + 1.05%) 2.279%, due 6/8/30 (a)(b)	291,492	291,492
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	303,167
	DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	814,942
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	206,938
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	222,951	225,552
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	506,018
	Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	1,029,127
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	300,000	322,376
	Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	931,124
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	103,005
	Total Mortgage-Backed Securities (Cost $6,708,447)		6,680,561

	U.S. Government & Federal Agencies 15.6%
	Federal Home Loan Bank 0.2%
	1.00%, due 9/26/19	400,000	395,845
	1.375%, due 3/18/19	200,000	199,736
	1.375%, due 9/28/20	500,000	495,217
			1,090,798
¤	Federal Home Loan Mortgage Corporation 0.7%
	1.25%, due 8/15/19	350,000	347,987
	1.25%, due 10/2/19	350,000	347,995
	1.35%, due 1/25/19	600,000	598,785
	1.375%, due 8/15/19	400,000	398,799
	1.50%, due 1/17/20	725,000	723,090
	1.625%, due 9/29/20	600,000	598,468
			3,015,124
¤	Federal National Mortgage Association 1.0%
	1.25%, due 7/26/19	450,000	447,246
	1.25%, due 8/17/21	500,000	489,255
	1.375%, due 2/26/21	150,000	148,153
	1.75%, due 9/12/19	250,000	251,060
	1.875%, due 4/5/22	200,000	199,545
	1.875%, due 9/24/26	2,975,000	2,824,055
			4,359,314
¤	United States Treasury Notes 13.6%
	0.75%, due 12/31/17	725,000	724,289
	0.75%, due 9/30/18	7,650,000	7,603,682
	0.875%, due 5/31/18	450,000	448,822
	1.00%, due 9/15/18	3,300,000	3,288,398
	1.00%, due 10/15/19	8,850,000	8,762,883
	1.125%, due 7/31/21	100,000	97,566
	1.375%, due 9/30/19	5,600,000	5,588,406
	1.375%, due 9/15/20	6,800,000	6,752,984
	1.375%, due 9/30/23	1,385,000	1,331,602
	1.50%, due 6/15/20	7,500,000	7,483,594
	1.50%, due 8/15/20	3,525,000	3,514,535
	1.75%, due 9/30/22	4,300,000	4,289,586
	1.875%, due 4/30/22	1,000,000	999,102
	1.875%, due 8/31/24	1,200,000	1,178,625
	2.125%, due 2/29/24	3,350,000	3,352,748
	2.125%, due 3/31/24	650,000	650,178
	2.25%, due 8/15/27	2,955,000	2,934,915
			59,001,915
	Total U.S. Government & Federal Agencies (Cost $67,660,295)		67,467,151
	Total Long-Term Bonds (Cost $156,051,785)		157,136,512

		Shares
	Common Stocks 56.8%
	Aerospace & Defense 1.5%
	General Dynamics Corp.	2,397	492,775
	Huntington Ingalls Industries, Inc.	4,668	1,057,022
	L3 Technologies, Inc.	1,295	244,017
	Lockheed Martin Corp.	1,835	569,382
	Raytheon Co.	3,084	575,413
	Spirit AeroSystems Holdings, Inc., Class A	17,953	1,395,307
	Textron, Inc.	28,427	1,531,647
	United Technologies Corp.	5,485	636,699
			6,502,262
	Air Freight & Logistics 0.1%
	XPO Logistics, Inc. (e)	9,580	649,332

	Airlines 0.4%
	Copa Holdings S.A., Class A	8,936	1,112,800
	Delta Air Lines, Inc.	11,923	574,927
			1,687,727
	Auto Components 0.2%
	Adient PLC	4,194	352,254
	Lear Corp.	3,560	616,165
			968,419
	Automobiles 0.3%
	Ford Motor Co.	47,642	570,275
	General Motors Co.	14,029	566,491
			1,136,766
	Banks 2.7%
	Bank of America Corp.	25,295	640,975
	Bank of The Ozarks, Inc.	23,681	1,137,872
	BB&T Corp.	12,355	579,944
	CIT Group, Inc.	27,477	1,347,747
	Citigroup, Inc.	8,892	646,804
	Commerce Bancshares, Inc.	13,607	786,076
	Fifth Third Bancorp	24,814	694,296
	First Hawaiian, Inc.	18,656	565,090
¤	JPMorgan Chase & Co.	6,753	644,979
	KeyCorp	79,641	1,498,844
	M&T Bank Corp.	480	77,299
	PNC Financial Services Group, Inc.	3,691	497,436
	SunTrust Banks, Inc.	24,756	1,479,666
	TCF Financial Corp.	4,975	84,774
	U.S. Bancorp	9,157	490,724
	Wells Fargo & Co.	10,501	579,130
			11,751,656
	Beverages 0.2%
	Coca-Cola Co.	11,108	499,971
	PepsiCo., Inc.	5,124	570,967
			1,070,938
	Biotechnology 0.9%
	Alexion Pharmaceuticals, Inc. (e)	3,555	498,731
	Amgen, Inc.	3,476	648,100
	Biogen, Inc. (e)	1,820	569,879
	Gilead Sciences, Inc.	7,664	620,937
	OPKO Health, Inc. (e)	156,979	1,076,876
	United Therapeutics Corp. (e)	5,707	668,803
			4,083,326
	Building Products 0.6%
	Johnson Controls International PLC	12,259	493,915
	Owens Corning	17,783	1,375,515
	USG Corp. (e)	20,939	683,658
			2,553,088
	Capital Markets 2.6%
	Ameriprise Financial, Inc.	7,192	1,068,084
	Bank of New York Mellon Corp.	12,182	645,890
	BGC Partners, Inc., Class A	13,471	194,925
	BlackRock, Inc.	1,298	580,323
	Charles Schwab Corp.	11,259	492,469
	CME Group, Inc.	3,685	499,981
	E*TRADE Financial Corp. (e)	16,049	699,897
	Federated Investors, Inc., Class B	18,820	558,954
	Franklin Resources, Inc.	14,450	643,169
	Goldman Sachs Group, Inc.	2,111	500,708
	Intercontinental Exchange, Inc.	8,355	573,988
	Lazard, Ltd., Class A	22,090	998,910
	Legg Mason, Inc.	27,501	1,081,064
	Morgan Stanley	10,315	496,873
	Northern Trust Corp.	8,422	774,234
	State Street Corp.	6,727	642,698
	T. Rowe Price Group, Inc.	7,461	676,340
			11,128,507
	Chemicals 1.2%
	Air Products & Chemicals, Inc.	3,277	495,548
	Ashland Global Holdings, Inc.	2,781	181,849
	CF Industries Holdings, Inc.	7,952	279,592
	DowDuPont, Inc.	7,207	498,941
	Huntsman Corp.	18,984	520,541
	LyondellBasell Industries N.V., Class A	6,441	637,981
	Olin Corp.	36,575	1,252,694
	PPG Industries, Inc.	5,271	572,747
	Praxair, Inc.	4,104	573,493
	Valvoline, Inc.	9,165	214,919
	Westlake Chemical Corp.	620	51,516
			5,279,821
	Commercial Services & Supplies 0.4%
	Pitney Bowes, Inc.	69,224	969,828
	Waste Management, Inc.	8,206	642,284
			1,612,112
	Communications Equipment 1.0%
	ARRIS International PLC (e)	41,545	1,183,617
	Cisco Systems, Inc.	17,004	571,844
	EchoStar Corp., Class A (e)	17,481	1,000,438
	Juniper Networks, Inc.	50,423	1,403,272
			4,159,171
	Consumer Finance 0.9%
	American Express Co.	7,182	649,684
	Capital One Financial Corp.	6,774	573,487
	Credit Acceptance Corp. (e)	1,816	508,789
	Discover Financial Services	1,951	125,800
	Synchrony Financial	66,549	2,066,346
			3,924,106
	Containers & Packaging 0.6%
	Bemis Co., Inc.	9,747	444,171
	Graphic Packaging Holding Co.	48,721	679,658
	Owens-Illinois, Inc. (e)	40,027	1,007,079
	WestRock Co.	6,082	345,032
			2,475,940
	Diversified Consumer Services 0.5%
	Graham Holdings Co., Class B	1,755	1,026,851
	H&R Block, Inc.	40,986	1,085,309
			2,112,160
	Diversified Financial Services 0.2%
	Berkshire Hathaway, Inc., Class B (e)	3,106	569,392
	Leucadia National Corp.	11,330	286,082
			855,474
	Diversified Telecommunication Services 0.2%
	AT&T, Inc.	14,684	575,172
	Verizon Communications, Inc.	10,015	495,643
			1,070,815
	Electric Utilities 2.7%
	American Electric Power Co., Inc.	8,096	568,663
	Avangrid, Inc.	1,189	56,382
	Duke Energy Corp.	6,782	569,145
	Edison International	25,117	1,938,279
¤	Entergy Corp.	19,945	1,523,000
	Eversource Energy	21,091	1,274,740
	Exelon Corp.	17,301	651,729
	FirstEnergy Corp.	20,528	632,878
	Hawaiian Electric Industries, Inc.	10,231	341,409
	NextEra Energy, Inc.	3,892	570,373
	PG&E Corp.	8,375	570,254
	PPL Corp.	11,895	451,415
	Southern Co.	10,220	502,211
	Xcel Energy, Inc.	41,094	1,944,568
			11,595,046
	Electrical Equipment 0.5%
	Eaton Corp. PLC	7,382	566,864
	Emerson Electric Co.	7,828	491,911
	Regal Beloit Corp.	14,050	1,109,950
			2,168,725
	Electronic Equipment, Instruments & Components 0.4%
	Corning, Inc.	21,397	640,198
	Jabil, Inc.	39,657	1,132,208
			1,772,406
	Energy Equipment & Services 0.5%
	Halliburton Co.	12,490	574,915
	Oceaneering International, Inc.	42,695	1,121,598
	Schlumberger, Ltd.	7,178	500,737
			2,197,250
	Equity Real Estate Investment Trusts 5.1%
	American Homes 4 Rent, Class A	1,155	25,075
	Apple Hospitality REIT, Inc.	60,235	1,139,044
	AvalonBay Communities, Inc.	1,075	191,801
	Brandywine Realty Trust	50,591	884,837
	Corporate Office Properties Trust	26,245	861,623
	DCT Industrial Trust, Inc.	8,406	486,876
	Duke Realty Corp.	40,214	1,158,967
	Empire State Realty Trust, Inc., Class A	40,125	824,167
	Equity Residential	8,676	572,009
	Gaming and Leisure Properties, Inc.	18,189	670,992
	HCP, Inc.	37,995	1,057,401
	Highwoods Properties, Inc.	18,842	981,480
	Hospitality Properties Trust	40,806	1,162,563
	Host Hotels & Resorts, Inc.	84,365	1,559,909
	Iron Mountain, Inc.	7,049	274,206
	Lamar Advertising Co., Class A	5,867	402,065
	Omega Healthcare Investors, Inc.	4,845	154,604
	Outfront Media, Inc.	38,239	962,858
	Park Hotels & Resorts, Inc.	3,364	92,712
	Piedmont Office Realty Trust, Inc., Class A	32,083	646,793
	Prologis, Inc.	9,804	622,162
	Retail Properties of America, Inc., Class A	57,463	754,489
	Senior Housing Properties Trust	58,965	1,152,766
	Simon Property Group, Inc.	3,555	572,391
	Spirit Realty Capital, Inc.	77,050	660,318
	Ventas, Inc.	5,330	347,143
	VEREIT, Inc.	154,026	1,276,876
	Vornado Realty Trust	7,704	592,283
	Welltower, Inc.	20,175	1,417,899
	Weyerhaeuser Co.	4,786	162,868
	WP Carey, Inc.	5,924	399,218
			22,068,395
	Food & Staples Retailing 0.6%
	CVS Health Corp.	7,889	641,534
	Kroger Co.	24,512	491,711
	U.S. Foods Holding Corp. (e)	2,509	66,990
	Wal-Mart Stores, Inc.	8,106	633,403
	Walgreens Boots Alliance, Inc.	7,284	562,470
			2,396,108
	Food Products 1.5%
	Archer-Daniels-Midland Co.	14,930	634,674
	Bunge, Ltd.	19,099	1,326,617
	Conagra Brands, Inc.	17,945	605,464
	General Mills, Inc.	9,457	489,494
	Kraft Heinz Co.	6,338	491,512
	Lamb Weston Holdings, Inc.	5,038	236,232
	Mondelez International, Inc., Class A	12,222	496,946
	Pilgrim's Pride Corp. (e)	32,555	924,888
	Tyson Foods, Inc., Class A	15,920	1,121,564
			6,327,391
	Gas Utilities 0.0% ‡
	UGI Corp.	188	8,810

	Health Care Equipment & Supplies 0.6%
	Abbott Laboratories	10,916	582,478
	Baxter International, Inc.	10,290	645,697
	Danaher Corp.	5,802	497,696
	Hill-Rom Holdings, Inc.	3,256	240,944
	Medtronic PLC	7,313	568,732
	STERIS PLC	1,015	89,726
	Zimmer Biomet Holdings, Inc.	871	101,985
			2,727,258
	Health Care Providers & Services 2.1%
	Aetna, Inc.	4,167	662,595
	Anthem, Inc.	3,447	654,516
	Cardinal Health, Inc.	206	13,786
	Centene Corp. (e)	17,057	1,650,606
	Cigna Corp.	3,485	651,486
	DaVita, Inc. (e)	11,036	655,428
	Express Scripts Holding Co. (e)	10,203	646,054
	HCA Healthcare, Inc. (e)	8,222	654,389
	Humana, Inc.	2,690	655,365
	LifePoint Health, Inc. (e)	5,086	294,479
	McKesson Corp.	4,121	633,027
	MEDNAX, Inc. (e)	22,958	989,949
	WellCare Health Plans, Inc. (e)	5,683	975,998
			9,137,678
	Hotels, Restaurants & Leisure 1.4%
	Aramark	25,069	1,018,052
	Carnival Corp.	10,093	651,705
	Extended Stay America, Inc.	51,746	1,034,920
	Hyatt Hotels Corp., Class A (e)	17,639	1,089,914
	Norwegian Cruise Line Holdings, Ltd. (e)	10,729	579,902
	Royal Caribbean Cruises, Ltd.	15,605	1,849,817
			6,224,310
	Household Durables 0.5%
	Newell Brands, Inc.	1,210	51,631
	PulteGroup, Inc.	45,427	1,241,520
	Toll Brothers, Inc.	12,183	505,229
	Whirlpool Corp.	2,571	474,195
			2,272,575
	Household Products 0.4%
	Colgate-Palmolive Co.	6,785	494,287
	Kimberly-Clark Corp.	4,886	574,985
	Procter & Gamble Co.	5,456	496,387
			1,565,659
	Independent Power & Renewable Electricity Producers 0.8%
	AES Corp.	112,760	1,242,615
	NRG Energy, Inc.	47,778	1,222,639
	Vistra Energy Corp.	44,094	824,117
			3,289,371
	Industrial Conglomerates 0.4%
	Carlisle Cos., Inc.	4,842	485,604
	General Electric Co.	20,348	492,015
	Honeywell International, Inc.	4,079	578,157
			1,555,776
	Insurance 4.6%
	Aflac, Inc.	7,671	624,343
	Allstate Corp.	7,071	649,896
	American Financial Group, Inc.	9,522	985,051
	American International Group, Inc.	10,493	644,165
	American National Insurance Co.	1,725	203,688
	Assurant, Inc.	11,505	1,098,958
	Assured Guaranty, Ltd.	28,698	1,083,349
	Athene Holding, Ltd., Class A (e)	20,907	1,125,633
	Axis Capital Holdings, Ltd.	14,924	855,294
	Brighthouse Financial, Inc. (e)	8,090	491,872
	Chubb, Ltd.	4,011	571,768
	CNA Financial Corp.	16,096	808,824
	Everest Re Group, Ltd.	4,548	1,038,718
	First American Financial Corp.	23,941	1,196,332
	FNF Group	31,432	1,491,763
	Hartford Financial Services Group, Inc.	1,762	97,668
	Lincoln National Corp.	23,134	1,699,886
	MetLife, Inc.	9,561	496,694
	Prudential Financial, Inc.	6,019	639,940
	Reinsurance Group of America, Inc.	2,083	290,641
	Travelers Cos., Inc.	5,243	642,372
	Unum Group	28,959	1,480,674
	Validus Holdings, Ltd.	7,951	391,269
	W.R. Berkley Corp.	10,167	678,545
	XL Group, Ltd.	22,627	892,635
			20,179,978
	Internet & Direct Marketing Retail 0.3%
	Liberty Interactive Corp. QVC Group, Class A (e)	49,319	1,162,449

	Internet Software & Services 0.4%
	Akamai Technologies, Inc. (e)	26,796	1,305,501
	eBay, Inc. (e)	16,892	649,666
			1,955,167
	IT Services 0.7%
	CoreLogic, Inc. (e)	21,815	1,008,289
	Fidelity National Information Services, Inc.	1,288	120,287
	International Business Machines Corp.	4,412	640,093
	Teradata Corp. (e)	34,037	1,150,110
			2,918,779
	Life Sciences Tools & Services 0.1%
	Thermo Fisher Scientific, Inc.	3,020	571,384

	Machinery 1.7%
	AGCO Corp.	2,642	194,900
	Caterpillar, Inc.	5,161	643,628
	Crane Co.	185	14,798
	Cummins, Inc.	10,644	1,788,511
	Oshkosh Corp.	15,388	1,270,126
	PACCAR, Inc.	1,688	122,110
	Terex Corp.	26,521	1,193,976
	Timken Co.	23,291	1,130,778
	Trinity Industries, Inc.	37,978	1,211,498
			7,570,325
	Media 1.8%
	Charter Communications, Inc., Class A (e)	1,568	569,843
	Comcast Corp., Class A	16,682	641,923
	DISH Network Corp., Class A (e)	9,301	504,393
	Interpublic Group of Cos., Inc.	23,668	492,058
	John Wiley & Sons, Inc., Class A	13,057	698,549
¤	Liberty SiriusXM Group (e)
	Class A	25,841	1,082,738
	Class C	29,897	1,251,787
	Lions Gate Entertainment Corp., Class A (e)	14,215	475,492
	Sirius XM Holdings, Inc.	34,548	190,705
	Time Warner, Inc.	4,842	496,063
	Twenty-First Century Fox, Inc.
	Class A	20,839	549,733
	Class B	21,267	548,476
	Walt Disney Co.	4,996	492,456
			7,994,216
	Metals & Mining 1.1%
	Alcoa Corp.	8,280	386,014
	Freeport-McMoRan, Inc. (e)	112,789	1,583,557
	Newmont Mining Corp.	49,084	1,841,141
	Steel Dynamics, Inc.	26,355	908,457
			4,719,169
	Mortgage Real Estate Investment Trusts 0.2%
	Starwood Property Trust, Inc.	42,650	926,358

	Multi-Utilities 2.2%
	Ameren Corp.	26,068	1,507,773
	CenterPoint Energy, Inc.	49,051	1,432,780
	CMS Energy Corp.	22,489	1,041,691
	Consolidated Edison, Inc.	21,910	1,767,699
	Dominion Energy, Inc.	6,458	496,814
	DTE Energy Co.	10,239	1,099,259
	MDU Resources Group, Inc.	13,697	355,437
	Public Service Enterprise Group, Inc.	12,468	576,645
	Sempra Energy	3,226	368,183
	WEC Energy Group, Inc.	15,966	1,002,345
			9,648,626
	Multiline Retail 0.3%
	Kohl's Corp.	14,698	670,964
	Target Corp.	10,918	644,271
			1,315,235
	Oil, Gas & Consumable Fuels 4.0%
	Anadarko Petroleum Corp.	10,107	493,727
	Andeavor	16,439	1,695,683
	Chevron Corp.	4,847	569,522
	ConocoPhillips	12,798	640,540
	CONSOL Energy, Inc. (e)	69,845	1,183,174
	Devon Energy Corp.	32,281	1,185,036
	EOG Resources, Inc.	5,095	492,890
	Exxon Mobil Corp.	6,991	573,122
	HollyFrontier Corp.	37,824	1,360,529
	Kinder Morgan, Inc.	25,653	492,025
	Marathon Oil Corp.	10,726	145,445
	Marathon Petroleum Corp.	40,487	2,270,511
	Murphy Oil Corp.	21,936	582,620
	Occidental Petroleum Corp.	7,606	488,381
	Phillips 66	5,401	494,786
	Pioneer Natural Resources Co.	3,314	488,948
	Southwestern Energy Co. (e)	167,373	1,022,649
	Valero Energy Corp.	8,516	655,136
	Williams Cos., Inc.	45,246	1,357,832
	World Fuel Services Corp.	31,167	1,056,873
			17,249,429
	Paper & Forest Products 0.3%
	Domtar Corp.	25,397	1,101,976

	Personal Products 0.2%
	Nu Skin Enterprises, Inc., Class A	17,114	1,052,169

	Pharmaceuticals 0.7%
	Akorn, Inc. (e)	15,562	516,503
	Allergan PLC	2,380	487,781
	Bristol-Myers Squibb Co.	7,876	502,016
	Johnson & Johnson	4,387	570,354
	Merck & Co., Inc.	7,679	491,686
	Pfizer, Inc.	16,059	573,306
			3,141,646
	Professional Services 0.3%
	ManpowerGroup, Inc.	11,235	1,323,708

	Real Estate Management & Development 0.3%
	Realogy Holdings Corp.	33,788	1,113,315

	Road & Rail 0.7%
	CSX Corp.	9,211	499,789
	Norfolk Southern Corp.	4,296	568,103
	Ryder System, Inc.	14,246	1,204,499
	Union Pacific Corp.	4,881	566,050
			2,838,441
	Semiconductors & Semiconductor Equipment 1.3%
	First Solar, Inc. (e)	23,615	1,083,456
	Intel Corp.	17,122	652,006
	Micron Technology, Inc. (e)	17,329	681,550
	Microsemi Corp. (e)	3,001	154,491
	NXP Semiconductors N.V. (e)	5,050	571,105
	ON Semiconductor Corp. (e)	55,241	1,020,301
	Qorvo, Inc. (e)	13,856	979,342
	QUALCOMM, Inc.	11,044	572,521
			5,714,772
	Software 0.6%
	CA, Inc.	42,537	1,419,885
	Nuance Communications, Inc. (e)	29,395	462,089
	Oracle Corp.	13,346	645,279
			2,527,253
	Specialty Retail 0.8%
	Best Buy Co., Inc.	27,632	1,573,919
	GameStop Corp., Class A	48,635	1,004,799
	Gap, Inc.	36,305	1,072,086
			3,650,804
	Technology Hardware, Storage & Peripherals 0.9%
	Hewlett Packard Enterprise Co.	33,392	491,196
	HP, Inc.	32,348	645,666
	NetApp, Inc.	12,169	532,516
	Western Digital Corp.	21,758	1,879,891
	Xerox Corp.	10,271	341,922
			3,891,191
	Textiles, Apparel & Luxury Goods 0.9%
	Coach, Inc.	33,518	1,350,105
	Michael Kors Holdings, Ltd. (e)	26,873	1,285,873
	PVH Corp.	5,301	668,244
	Ralph Lauren Corp.	7,869	694,754
			3,998,976
	Tobacco 0.1%
	Philip Morris International, Inc.	5,101	566,262

	Wireless Telecommunication Services 0.3%
	Sprint Corp. (e)	72,525	564,244
	T-Mobile U.S., Inc. (e)	9,125	562,648
			1,126,892
	Total Common Stocks (Cost $202,770,273)		246,586,898

	Exchange-Traded Funds 6.5%
¤	iShares Intermediate Credit Bond ETF	42,815	4,716,500
¤	iShares Intermediate Government / Credit Bond ETF	90,431	10,028,798
¤	iShares Russell 1000 Value ETF	27,187	3,221,931
	SPDR S&P 500 ETF Trust	4,712	1,183,796
	SPDR S&P MidCap 400 ETF Trust	6,434	2,099,607
¤	Vanguard Mid-Cap Value ETF	67,510	7,131,757

	Total Exchange-Traded Funds (Cost $27,897,620)		28,382,389

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0% ‡
Safeway Casa Ley CVR, Expires 1/30/19 (e)(f)(g)(h)	9,999	10,148
Safeway PDC LLC CVR, Expires 1/30/18 (e)(f)(g)	9,999	170
Total Rights (Cost $10,636)		10,318

	Principal Amount
Short-Term Investments 2.7%
Repurchase Agreements 0.9%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $860,359 (Collateralized by United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $870,000 and a Market Value of $882,531)	$860,350	860,350
RBC Capital Markets 1.02%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $2,914,248 (Collateralized by United States Treasury Notes with rates between 1.25% and 2.75% and maturity dates between 10/31/21 and 2/15/24, with a Principal Amount of $2,956,400 and a Market Value of $2,972,358)	2,914,000	2,914,000
Total Repurchase Agreements (Cost $3,774,350)		3,774,350

U.S. Government & Federal Agencies 1.8%
Federal Home Loan Bank Discount Notes 0.608%, due 10/2/17 (i)	8,000,000	7,999,867
Total U.S. Government & Federal Agencies (Cost $7,999,867)		7,999,867
Total Short-Term Investments (Cost $11,774,217)		11,774,217
Total Investments (Cost $398,504,531)	102.2%	443,890,334
Other Assets, Less Liabilities	(2.2)	(9,754,651)
Net Assets	100.0%	$434,135,683

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2017.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	Non-income producing security.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued securities was $10,318, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $10,318, which represented less than one-tenth of a percent of the Portfolio's net assets.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

CME	—	Chicago Mercantile Exchange
CVR	—	Contingent Value Right
ETF	—	Exchange-Traded Fund
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor's Depositary Receipt

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	25	December 2017	5,000,000	$5,392,578	$(15,341)
5-Year United States Treasury Note	44	December 2017	4,400,000	5,170,000	(29,005)
10-Year United States Treasury Note	36	December 2017	3,600,000	4,511,250	(47,549)
10-Year United States Treasury Ultra Note	(15)	December 2017	(1,500,000)	(2,014,922)	23,272
				$13,058,906	$(68,623)

1.	As of September 30, 2017, cash in the amount of $61,525 was on deposit with a broker for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,836,562	$—	$11,836,562
Corporate Bonds	—	70,691,108	—	70,691,108
Foreign Government Bonds	—	461,130	—	461,130
Mortgage-Backed Securities	—	6,680,561	—	6,680,561
U.S. Government & Federal Agencies	—	67,467,151	—	67,467,151
Total Long-Term Bonds	—	157,136,512	—	157,136,512
Common Stocks	246,586,898	—	—	246,586,898
Exchange-Traded Funds	28,382,389	—	—	28,382,389
Rights	—	170	10,148	10,318
Short-Term Investments
Repurchase Agreement	—	3,774,350	—	3,774,350
U.S. Government & Federal Agencies	—	7,999,867	—	7,999,867
Total Short-Term Investments	—	11,774,217	—	11,774,217
Total Investments in Securities	274,969,287	168,910,899	10,148	443,890,334
Other Financial Instruments Futures Contracts (b)	23,272	—	—	23,272
Total Investments in Securities and Other Financial Instruments	$274,992,559	$168,910,899	$10,148	$443,913,606

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments Futures Contracts(b)	$(91,895)	$—	$—	$(91,895)
Total Other Financial Instruments	$(91,895)	$—	$—	$(91,895)
Total Short-Term Investments Sold Short and Other Financial Instruments	$(91,895)	$—	$—	$(91,895)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,148 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2017, a security with a market value of $488 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Rights
Food & Staples Retailing	$10,636	$-	$-	$-	$-	$-	$-	$(488)	$10,148	$-

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.8% †
	Asset-Backed Securities 8.2%
	Automobile 0.2%
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	$1,700,000	$1,698,113

	Home Equity 0.2%
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	1,123,615	641,542
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.82%, due 6/25/33 (b)	1,185,560	1,180,539
			1,822,081
	Other ABS 7.8%
	AIMCO CLO Series 2014-AA, Class AR 2.181% (3-month USD-LIBOR-BBA + 1.10%), due 7/20/26 (a)(c)	2,100,000	2,099,985
	Apidos CLO XXV Series 2016-25A, Class A1 2.616% (3-month USD-LIBOR-BBA + 1.46%), due 10/20/28 (a)(c)	5,300,000	5,320,172
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.348% (3-month USD-LIBOR-BBA + 1.19%), due 4/17/26 (a)(c)	750,000	752,177
	Babson CLO, Ltd. Series 2013-IA, Class A 2.256% (3-month USD-LIBOR-BBA + 1.10%), due 4/20/25 (a)(c)	5,130,957	5,141,722
	Bain Capital Credit CLO Series 2016-2A, Class A 2.578% (3-month USD-LIBOR-BBA + 1.42%), due 1/15/29 (a)(c)	3,475,000	3,491,958
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	2,190,833	2,209,343
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 2.383% (3-month USD-LIBOR-BBA + 1.23%), due 7/23/30 (a)(c)	2,600,000	2,613,424
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	164,816	168,667
	Dryden Senior Loan Fund Series 2014-33A, Class AR 2.588% (3-month USD-LIBOR-BBA + 1.43%), due 10/15/28 (a)(c)	700,000	705,886
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class AR 2.238% (3-month USD-LIBOR-BBA + 1.08%), due 4/18/26 (a)(c)	4,300,000	4,312,603
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.506% (3-month USD-LIBOR-BBA + 1.21%), due 12/24/23 (a)(c)	377,002	378,241
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	498,750	504,316
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.552% (3-month USD-LIBOR-BBA + 1.37%), due 11/15/26 (a)(c)	2,500,000	2,510,282
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.31% (3-month USD-LIBOR-BBA + 1.13%), due 11/16/25 (a)(c)	1,000,000	1,000,067
	Highbridge Loan Management, Ltd. Series 6A-2015, Class A 2.621% (3-month USD-LIBOR-BBA + 1.45%), due 5/5/27 (a)(c)	1,000,000	1,000,155
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (a)	947,751	944,249
	HPS Loan Management, Ltd. Series 11A-17, Class A 2.395% (3-month USD-LIBOR-BBA + 1.26%), due 5/6/30 (a)(c)	3,000,000	3,007,536
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.824%, due 10/25/30 (b)	796,742	581,217
	Magnetite VIII, Ltd. Series 2014-8A, Class AR 2.458% (3-month USD-LIBOR-BBA + 1.30%), due 4/15/26 (a)(c)	5,000,000	5,027,185
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.488% (3-month USD-LIBOR-BBA + 1.33%), due 4/15/27 (a)(c)	500,000	503,747
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (a)	506,083	502,165
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1R 2.354% (3-month USD-LIBOR-BBA + 1.05%), due 7/15/27 (a)(c)	4,300,000	4,307,589
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 2.321% (3-month USD-LIBOR-BBA + 1.14%), due 11/18/26 (a)(c)	5,200,000	5,217,098
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (a)	404,160	403,588
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 2.567% (3-month USD-LIBOR-BBA + 1.28%), due 7/25/30 (a)(c)	1,500,000	1,502,063
	THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR 2.608% (3-month USD-LIBOR-BBA + 1.45%), due 1/15/26 (a)(c)	2,500,000	2,519,097
	Volvo Financial Equipment LLC Series 2016-1A, Class A3 1.67%, due 2/18/20 (a)	900,000	900,161
	Voya CLO, Ltd. (a)(c)
	Series 2014-2A, Class A1R 2.408% (3-month USD-LIBOR-BBA + 1.25%), due 4/17/30	1,900,000	1,913,633
	Series 2014-1A, Class A1R 2.488% (3-month USD-LIBOR-BBA + 1.33%), due 4/18/26	2,640,000	2,646,262
	VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	3,047,534	3,030,583
			65,215,171
	Total Asset-Backed Securities (Cost $69,246,624)		68,735,365

	Corporate Bonds 34.2%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	2,000,000	2,156,556

	Auto Manufacturers 2.2%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	2,925,000	2,955,460
	Ford Motor Co. 5.291%, due 12/8/46	4,250,000	4,434,467
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	2,525,000	2,657,684
	General Motors Co.
	4.875%, due 10/2/23	2,900,000	3,136,484
	5.15%, due 4/1/38	5,000,000	5,126,452
			18,310,547
	Banks 9.3%
	ABN AMRO Bank N.V. 2.10%, due 1/18/19 (a)	4,100,000	4,112,579
	Bank of America Corp.
	2.816% (3-month USD-LIBOR-BBA + 0.93%), due 7/21/23 (c)	1,745,000	1,745,516
	4.443% (3-month USD-LIBOR-BBA + 1.99%), due 1/20/48 (c)	3,000,000	3,248,599
	4.45%, due 3/3/26	1,570,000	1,659,859
	5.00%, due 1/21/44	2,000,000	2,318,264
	Bank of New York Mellon Corp. 2.661% (3-month USD-LIBOR-BBA + 0.634%), due 5/16/23 (c)	1,400,000	1,405,812
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, due 9/8/19 (a)	2,500,000	2,514,265
	BNP Paribas S.A. 3.80%, due 1/10/24 (a)	2,200,000	2,287,009
	Capital One N.A.
	2.35%, due 1/31/20	2,125,000	2,136,258
	2.95%, due 7/23/21	3,300,000	3,344,150
	Citigroup, Inc.
	4.60%, due 3/9/26	2,345,000	2,496,581
	5.30%, due 5/6/44	4,000,000	4,678,644
	Credit Agricole S.A. (a)
	3.25%, due 10/4/24	2,575,000	2,576,463
	3.375%, due 1/10/22	1,800,000	1,840,477
	Credit Suisse Group A.G. 4.282%, due 1/9/28 (a)	4,500,000	4,687,274
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,990,000	2,065,529
	Discover Bank 3.20%, due 8/9/21	800,000	816,188
	Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,104,647
	Goldman Sachs Group, Inc.
	2.905% (3-month USD-LIBOR-BBA + 0.99%), due 7/24/23 (c)	1,125,000	1,125,809
	5.15%, due 5/22/45	2,475,000	2,833,324
	6.25%, due 2/1/41	550,000	726,048
	HBOS PLC 6.75%, due 5/21/18 (a)	7,547,000	7,771,440
	HSBC Bank PLC 4.75%, due 1/19/21 (a)	1,500,000	1,613,823
	JPMorgan Chase & Co. 5.40%, due 1/6/42	1,925,000	2,332,616
	Morgan Stanley
	4.35%, due 9/8/26	1,556,000	1,628,989
	4.375%, due 1/22/47	4,000,000	4,255,182
	5.75%, due 1/25/21	1,625,000	1,794,268
	Sumitomo Mitsui Banking Corp. 2.25%, due 7/11/19	1,000,000	1,004,327
	UBS Group Funding Switzerland A.G. 4.253%, due 3/23/28 (a)	3,700,000	3,881,323
	Wells Fargo & Co. 4.75%, due 12/7/46	1,000,000	1,097,864
			78,103,127
	Building Materials 1.7%
	CRH America, Inc. 5.125%, due 5/18/45 (a)	3,200,000	3,660,979
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,959,526
	Masco Corp.
	4.45%, due 4/1/25	3,175,000	3,388,995
	4.50%, due 5/15/47	3,000,000	3,008,232
			14,017,732
	Chemicals 1.2%
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,753,983
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	2,140,000	2,172,100
	Westlake Chemical Corp. 3.60%, due 8/15/26	2,000,000	1,997,435
			9,923,518
	Diversified Financial Services 0.4%
	Discover Financial Services
	3.85%, due 11/21/22	3,302,000	3,391,795
	5.20%, due 4/27/22	350,000	380,451
			3,772,246
	Electric 3.4%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,250,832
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,513,129
	Dominion Energy, Inc. 4.104%, due 4/1/21 (b)	475,000	497,841
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	2,000,000	2,011,632
	Emera U.S. Finance, L.P. 4.75%, due 6/15/46	2,350,000	2,519,985
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,915,683
	Exelon Corp.
	3.497%, due 6/1/22	2,750,000	2,832,754
	5.10%, due 6/15/45	3,000,000	3,427,542
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,657,184
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	410,642
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	966,914
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,352,411
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,598,351
			28,954,900
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,732,664

	Food 0.9%
	Ingredion, Inc. 4.625%, due 11/1/20	2,150,000	2,294,078
	Kroger Co. 7.70%, due 6/1/29	1,000,000	1,307,683
	McCormick & Co., Inc. 3.15%, due 8/15/24	3,725,000	3,758,048
			7,359,809
	Gas 0.4%
	NiSource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,464,267
	5.65%, due 2/1/45	1,800,000	2,183,791
			3,648,058
	Health Care - Products 0.6%
	Becton Dickinson & Co. 2.894%, due 6/6/22	5,000,000	5,016,268

	Health Care - Services 0.4%
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	2,975,000	2,983,665

	Insurance 1.5%
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,950,000	4,144,262
	Farmers Exchange Capital III 5.454% (3-month USD-LIBOR-BBA + 3.454%), due 10/15/54 (a)(c)	3,000,000	3,198,750
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	4,944,000	5,370,807
			12,713,819
	Iron & Steel 0.7%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,861,309
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,766,792
			5,628,101
	Media 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	1,750,000	1,796,510
	Discovery Communications LLC 3.95%, due 3/20/28	2,250,000	2,233,876
			4,030,386
	Mining 0.9%
	Anglo American Capital PLC (a)
	4.75%, due 4/10/27	3,950,000	4,122,820
	4.875%, due 5/14/25	3,625,000	3,843,139
			7,965,959
	Oil & Gas 2.3%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,975,000	3,154,958
	Cenovus Energy, Inc. (a)
	4.25%, due 4/15/27	2,200,000	2,181,261
	5.40%, due 6/15/47	2,000,000	1,986,645
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	3,066,651
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,335,000
	Petroleos Mexicanos
	3.50%, due 1/30/23	1,575,000	1,552,320
	5.50%, due 1/21/21	1,450,000	1,547,150
	Statoil ASA 5.25%, due 4/15/19	1,325,000	1,394,404
			19,218,389

	Pipelines 2.5%
	Energy Transfer, L.P. 6.50%, due 2/1/42	1,300,000	1,470,826
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	4,011,330
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	461,163
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,827,921
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,312,978
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,778,128
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,313,699
			21,176,045
	Real Estate Investment Trusts 1.4%
	DDR Corp. 3.90%, due 8/15/24	1,950,000	1,964,389
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,892,214
	Mid-America Apartments, L.P. 3.60%, due 6/1/27	1,750,000	1,757,287
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,121,908
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	4,872,000	5,216,261
			11,952,059
	Software 0.3%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,150,000	1,142,268
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,461,083
			2,603,351
	Telecommunications 2.9%
	AT&T, Inc.
	4.45%, due 4/1/24	2,000,000	2,122,075
	4.50%, due 5/15/35	2,500,000	2,468,217
	4.90%, due 8/14/37	5,000,000	5,053,229
	Deutsche Telekom International Finance B.V. 2.82%, due 1/19/22 (a)	2,050,000	2,061,170
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,964,500
	Telefonica Emisiones SAU 5.213%, due 3/8/47	4,000,000	4,402,140
	Verizon Communications, Inc.
	4.272%, due 1/15/36	866,000	850,761
	4.50%, due 8/10/33	5,000,000	5,122,950
			24,045,042
	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,667,903

	Total Corporate Bonds (Cost $274,418,106)		286,980,144

	Foreign Government Bonds 0.1%
	Poland 0.0% ‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	386,781

	Republic of Korea 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	599,311

	Total Foreign Government Bonds (Cost $947,410)		986,092

	Mortgage-Backed Securities 7.0%
	Agency (Collateralized Mortgage Obligations) 0.6%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (d)	2,300,000	2,408,104
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,513,823
			4,921,927
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.8%
	Citigroup Commercial Mortgage Trust
	Series 2016-P5, Class A4 2.941%, due 10/10/49	3,000,000	2,968,961
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,162,666
¤	COMM Mortgage Trust
	Series 2013-THL, Class A2 2.282% (1-month LIBOR + 1.05%), due 6/8/30 (a)(c)	3,303,581	3,303,578
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,627,451
	Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	2,990,403
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,418,039
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	2,024,281
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,758,969
¤	GS Mortgage Securities Trust
	Series 2016-GS3, Class AS 3.143%, due 10/10/49	4,000,000	3,934,412
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,753,282
	Series 2015-GC32, Class AS 4.018%, due 7/10/48 (d)	3,000,000	3,159,693
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	1,932,241	1,954,781
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,190,282
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2016-JP3, Class A2 2.435%, due 8/15/49	1,100,000	1,100,168
¤	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C30, Class AS 3.175%, due 9/15/49	4,000,000	3,921,668
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,016,641
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,085,923
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (c)(d)	2,600,000	2,793,928
	Wells Fargo Commercial Mortgage Trust
	Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,899,447
	Series 2016-LC24, Class A2 2.501%, due 10/15/49	1,500,000	1,507,241
	Series 2016-C33, Class AS 3.749%, due 3/15/59	500,000	515,023
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	72,285	72,252
			49,159,089
	Whole Loan (Collateralized Mortgage Obligations) 0.6%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (d)	260,341	238,181
	JPMorgan Mortgage Trust (a)(d)
	Series 2014-2, Class 1A1 3.00%, due 6/25/29	2,479,716	2,516,912
	Series 2015-6, Class A5 3.50%, due 10/25/45	1,596,881	1,634,058
	TBW Mortgage-Backed Trust Series 2006-6, Class A2B 5.66%, due 1/25/37 (b)	1,102,899	565,960
			4,955,111
	Total Mortgage-Backed Securities (Cost $59,936,257)		59,036,127

	Municipal Bonds 1.2%
	City of Seattle, Washington, Water System Revenue, Revenue Bonds 5.62%, due 8/1/30	340,000	409,659
	Dallas Area Rapid Transit, Revenue Bonds 5.022%, due 12/1/48	700,000	834,253
	Sacramento Municipal Utility District, Revenue Bonds 6.322%, due 5/15/36	1,650,000	2,142,014
	San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,381,080
	State of Connecticut Special Tax Revenue, Revenue Bonds 5.74%, due 12/1/29	1,720,000	2,018,110
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,552,846
	Total Municipal Bonds (Cost $9,939,272)		10,337,962

	U.S. Government & Federal Agencies 48.1%
	Federal Home Loan Bank 0.5%
	1.00%, due 9/26/19	1,400,000	1,385,457
	1.375%, due 9/28/20	2,900,000	2,872,258
			4,257,715
¤	Federal Home Loan Mortgage Corporation 2.1%
	1.25%, due 8/15/19	2,000,000	1,988,500
	1.35%, due 1/25/19	3,500,000	3,492,916
	1.375%, due 8/15/19	4,200,000	4,187,387
	1.50%, due 1/17/20	2,500,000	2,493,413
	1.625%, due 9/29/20	3,500,000	3,491,061
	6.25%, due 7/15/32	1,600,000	2,249,629
			17,902,906
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.0%
	2.50%, due 6/1/28	3,140,393	3,183,998
	2.50%, due 1/1/31	1,328,250	1,338,825
	2.50%, due 12/1/31	553,037	557,440
	2.50%, due 2/1/32	645,544	650,683
	3.00%, due 6/1/27	391,925	403,328
	3.00%, due 3/30/29 TBA (e)	400,000	411,097
	3.00%, due 9/1/30	2,819,823	2,900,175
	3.00%, due 9/1/33	2,148,611	2,204,797
	3.00%, due 8/1/43	3,765,209	3,795,811
	3.00%, due 6/1/45	2,349,925	2,360,251
	3.00%, due 11/1/46	867,139	870,920
	3.50%, due 12/1/20	454,185	474,824
	3.50%, due 9/1/25	44,076	46,079
	3.50%, due 11/1/25	24,261	25,364
	3.50%, due 3/1/26	161,075	168,394
	3.50%, due 1/1/29	186,601	195,279
	3.50%, due 3/1/29	21,554	22,562
	3.50%, due 2/1/44	2,335,726	2,420,355
	3.50%, due 9/30/44 TBA (e)	1,700,000	1,752,575
	3.50%, due 1/1/45	1,589,882	1,651,171
	3.50%, due 9/1/45	6,635,977	6,849,586
	3.50%, due 10/1/45	742,786	766,696
	3.50%, due 11/1/45	486,539	502,200
	3.50%, due 3/1/46	928,395	958,280
	3.50%, due 4/1/46	966,372	997,480
	3.50%, due 9/1/46	280,211	289,231
	3.50%, due 12/1/46	475,799	491,115
	3.50%, due 5/1/47	388,992	401,513
	3.50%, due 6/1/47	294,829	304,319
	4.00%, due 7/1/23	214,815	226,306
	4.00%, due 8/1/25	83,347	87,334
	4.00%, due 1/1/31	253,721	269,875
	4.00%, due 11/1/41	135,015	142,732
	4.00%, due 1/1/42	148,348	156,830
	4.00%, due 4/1/42	3,281,628	3,469,260
	4.00%, due 12/30/43 TBA (e)	1,100,000	1,158,180
	4.00%, due 5/1/44	3,414,325	3,596,115
	4.00%, due 7/1/45	329,677	347,230
	4.00%, due 8/1/45	180,512	190,123
	4.00%, due 10/1/45	153,520	161,694
	4.00%, due 11/1/45	496,990	523,452
	4.00%, due 9/1/46	345,527	363,924
	4.00%, due 3/1/47	238,585	251,288
	4.50%, due 4/1/22	40,095	41,337
	4.50%, due 4/1/23	11,332	12,002
	4.50%, due 6/1/24	32,382	34,349
	4.50%, due 7/1/24	71,615	75,715
	4.50%, due 5/1/25	145,009	153,048
	4.50%, due 4/1/31	222,873	239,739
	4.50%, due 11/1/39	1,171,879	1,258,049
	4.50%, due 8/1/40	165,663	178,258
	4.50%, due 9/1/40	979,781	1,054,151
	4.50%, due 11/1/40	357,049	382,792
	4.50%, due 7/1/41	267,621	288,006
	4.50%, due 2/1/47	383,447	411,077
	4.50%, due 10/1/47	400,000	430,436
	5.00%, due 3/1/23	3,715	3,808
	5.00%, due 6/1/23	65,414	69,889
	5.00%, due 8/1/23	8,891	9,445
	5.00%, due 7/1/24	54,404	58,155
	5.00%, due 3/1/25	136,937	145,545
	5.00%, due 6/1/30	166,534	181,304
	5.00%, due 9/1/31	271,933	295,316
	5.00%, due 8/1/35	64,928	71,185
	5.00%, due 4/1/37	1,060,436	1,162,732
	5.00%, due 8/1/37	189,300	207,234
	5.00%, due 3/1/40	426,416	467,572
	5.50%, due 12/1/18	8,136	8,215
	5.50%, due 9/1/21	64,521	67,079
	5.50%, due 9/1/22	67,568	70,547
	5.50%, due 9/1/37	424,860	473,192
	5.50%, due 8/1/38	186,439	207,692
	5.50%, due 12/1/38	571,698	633,219
	6.00%, due 7/1/21	191,627	198,649
	6.00%, due 8/1/36	127,517	144,657
	6.00%, due 9/1/37	187,210	211,617
	6.00%, due 5/1/40	478,606	542,684
	6.50%, due 11/1/35	23,709	26,279
	6.50%, due 8/1/37	29,787	34,604
	6.50%, due 11/1/37	61,674	68,362
	6.50%, due 9/1/39	138,913	153,987
	7.00%, due 1/1/33	378,872	417,064
	7.00%, due 9/1/33	72,865	78,492
			58,506,174
¤	Federal National Mortgage Association 2.4%
	0.875%, due 8/2/19	800,000	790,567
	1.00%, due 10/24/19	2,000,000	1,976,918
	1.25%, due 7/26/19	2,500,000	2,484,703
	1.25%, due 8/17/21	2,000,000	1,957,020
	1.375%, due 2/26/21	500,000	493,844
	1.50%, due 2/28/20	1,200,000	1,197,146
	1.875%, due 9/24/26	6,100,000	5,790,498
	2.125%, due 4/24/26	1,600,000	1,562,072
	6.25%, due 5/15/29	3,000,000	4,039,926
			20,292,694
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.8%
	2.50%, due 2/1/23	643,601	650,963
	2.50%, due 2/1/28	1,968,198	1,994,014
	2.50%, due 5/1/28	1,224,868	1,240,908
	2.50%, due 4/30/29 TBA (e)	400,000	402,719
	2.50%, due 6/1/30	1,866,715	1,886,001
	2.50%, due 1/1/31	217,827	220,078
	2.50%, due 9/1/31	1,192,193	1,201,243
	2.50%, due 5/1/32	576,438	580,814
	2.50%, due 5/1/43	661,996	643,936
	3.00%, due 12/1/24	365,660	375,989
	3.00%, due 4/30/29 TBA (e)	1,100,000	1,129,671
	3.00%, due 9/1/29	1,345,302	1,385,235
	3.00%, due 3/1/30	761,545	784,149
	3.00%, due 8/1/30	2,132,393	2,195,707
	3.00%, due 10/1/30	72,378	74,524
	3.00%, due 1/1/31	250,226	257,270
	3.00%, due 3/1/32	668,009	686,813
	3.00%, due 3/1/35	478,249	488,936
	3.00%, due 4/1/35	758,712	775,665
	3.00%, due 9/1/43	1,709,532	1,724,148
	3.00%, due 3/1/46	425,911	427,878
	3.00%, due 5/1/46	350,747	352,147
	3.00%, due 7/1/46	455,932	457,752
	3.00%, due 9/1/46	2,083,781	2,092,098
	3.00%, due 12/1/46	194,959	195,737
	3.00%, due 1/1/47	491,341	493,302
	3.00%, due 4/1/47	485,324	487,261
	3.50%, due 10/1/20	480,484	500,462
	3.50%, due 9/1/21	44,776	46,638
	3.50%, due 11/1/28	488,010	508,604
	3.50%, due 4/1/29	143,582	149,652
	3.50%, due 8/1/29	439,992	458,548
	3.50%, due 6/1/31	400,000	416,750
	3.50%, due 2/1/32	485,397	507,370
	3.50%, due 4/1/32	665,613	695,745
	3.50%, due 10/1/34	429,897	449,297
	3.50%, due 11/1/40	277,939	288,165
	3.50%, due 6/1/41	840,563	871,460
	3.50%, due 10/1/43	2,003,701	2,070,212
	3.50%, due 11/1/43	3,576,653	3,702,454
	3.50%, due 1/1/44	1,277,319	1,322,668
	3.50%, due 6/30/44 TBA (e)	2,200,000	2,266,307
	3.50%, due 2/1/45	565,887	585,542
	3.50%, due 8/1/45	2,726,830	2,813,135
	3.50%, due 9/1/45	584,246	602,738
	3.50%, due 10/1/45	177,553	183,173
	3.50%, due 2/1/46	1,483,419	1,530,370
	3.50%, due 3/1/46	1,183,204	1,220,654
	3.50%, due 10/1/46	271,881	282,250
	3.50%, due 12/1/46	240,791	248,412
	4.00%, due 8/1/18	55,720	57,614
	4.00%, due 4/1/20	44,431	45,941
	4.00%, due 10/1/20	62	64
	4.00%, due 3/1/22	74,834	77,628
	4.00%, due 12/1/25	611,899	642,281
	4.00%, due 4/1/31	393,753	418,242
	4.00%, due 12/1/39	122,743	129,836
	4.00%, due 7/1/40	640,184	677,068
	4.00%, due 11/1/41	1,531,524	1,619,522
	4.00%, due 3/1/42	857,002	905,912
	4.00%, due 5/1/42	1,518,223	1,605,490
	4.00%, due 11/1/42	751,514	799,675
	4.00%, due 8/1/43	1,084,854	1,143,576
	4.00%, due 11/30/43 TBA (e)	680,000	715,966
	4.00%, due 11/1/44	2,781,195	2,931,211
	4.00%, due 7/1/45	271,371	285,830
	4.00%, due 9/1/45	309,000	325,460
	4.00%, due 11/1/45	876,117	922,819
	4.00%, due 12/1/45	536,194	564,858
	4.00%, due 5/1/46	503,597	530,464
	4.00%, due 6/1/46	1,424,684	1,501,164
	4.00%, due 9/1/46	1,084,432	1,142,180
	4.00%, due 12/1/46	662,356	697,787
	4.00%, due 2/1/47	358,784	377,893
	4.00%, due 4/1/47	699,999	737,360
	4.00%, due 5/1/47	699,931	737,300
	4.50%, due 5/1/24	302,840	319,329
	4.50%, due 7/1/26	628,177	663,108
	4.50%, due 4/1/31	311,004	334,899
	4.50%, due 11/1/35	234,698	252,959
	4.50%, due 4/1/41	619,307	669,950
	4.50%, due 5/1/41	908,136	982,959
	4.50%, due 7/1/41	837,427	906,100
	4.50%, due 7/30/41 TBA (e)	300,000	322,031
	4.50%, due 9/1/41	412,969	444,772
	4.50%, due 3/1/44	334,087	359,294
	4.50%, due 8/1/44	1,670,515	1,796,277
	4.50%, due 11/1/44	462,578	496,680
	4.50%, due 12/1/46	396,653	426,271
	5.00%, due 9/1/23	233,204	254,267
	5.00%, due 12/1/23	257,061	272,508
	5.00%, due 9/1/25	1,402	1,528
	5.00%, due 4/1/29	52,926	57,707
	5.00%, due 4/1/31	262,318	286,418
	5.00%, due 3/1/34	566,726	627,682
	5.00%, due 4/1/34	328,608	366,921
	5.00%, due 4/1/35	125,000	137,730
	5.00%, due 2/1/36	214,427	236,304
	5.00%, due 5/1/37	382	417
	5.00%, due 6/1/37	245,939	270,006
	5.00%, due 2/1/38	792,035	873,414
	5.00%, due 5/1/38	327,984	358,487
	5.00%, due 1/1/39	136,587	150,504
	5.00%, due 3/1/44	191,937	209,531
	5.50%, due 1/1/21	1,564	1,616
	5.50%, due 12/1/21	5,133	5,383
	5.50%, due 1/1/22	29,166	30,294
	5.50%, due 2/1/22	1,841	1,931
	5.50%, due 2/1/26	632,846	703,542
	5.50%, due 10/1/28	478,862	529,171
	5.50%, due 4/1/34	135,530	151,662
	5.50%, due 8/1/37	117,247	131,089
	5.50%, due 3/1/38	313,200	348,653
	5.50%, due 6/1/38	271,684	303,169
	5.50%, due 1/1/39	611,938	683,765
	5.50%, due 11/1/39	113,575	126,459
	5.50%, due 6/1/40	86,097	96,107
	5.50%, due 2/1/42	613,789	694,158
	6.00%, due 3/1/36	40,833	46,567
	6.00%, due 11/1/37	118,449	134,384
	6.00%, due 10/1/38	503,682	569,759
	6.00%, due 12/1/38	419,493	474,587
	6.00%, due 4/1/40	197,424	225,028
	6.00%, due 10/1/40	258,999	293,264
	6.50%, due 10/1/36	48,378	54,344
	6.50%, due 1/1/37	178,144	199,011
	6.50%, due 8/1/37	8,994	10,022
	6.50%, due 10/1/37	86,270	95,598
	7.00%, due 9/1/37	61,026	70,306
	7.00%, due 10/1/37	963	1,114
	7.00%, due 11/1/37	7,262	8,220
	7.50%, due 7/1/28	23,395	25,660
			82,611,621
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.2%
	2.50%, due 10/20/46	378,122	370,844
	2.50%, due 1/20/47	290,541	284,946
	3.00%, due 7/15/43	563,093	574,406
	3.00%, due 7/20/43	293,416	299,767
	3.00%, due 8/15/43	678,615	692,211
	3.00%, due 8/20/43	61,670	63,005
	3.00%, due 12/20/43	122,016	124,657
	3.00%, due 3/2/45 TBA (e)	600,000	608,344
	3.00%, due 4/20/45	139,896	142,004
	3.00%, due 7/20/45	6,686,559	6,787,335
	3.00%, due 8/20/45	392,034	397,943
	3.00%, due 11/20/45	230,896	234,376
	3.00%, due 12/20/45	77,476	78,644
	3.00%, due 2/20/46	468,264	475,321
	3.00%, due 8/20/46	4,751,301	4,822,910
	3.00%, due 9/20/46	1,124,891	1,141,844
	3.00%, due 10/20/46	671,143	681,258
	3.00%, due 12/20/46	2,199,887	2,233,042
	3.50%, due 6/20/42	1,497,337	1,566,356
	3.50%, due 8/20/43	2,050,655	2,143,312
	3.50%, due 11/20/43	1,973,825	2,063,016
	3.50%, due 2/15/45	346,921	361,350
	3.50%, due 3/2/45 TBA (e)	3,200,000	3,325,098
	3.50%, due 4/20/45	1,622,031	1,688,836
	3.50%, due 5/15/45	780,024	812,466
	3.50%, due 7/20/45	1,176,508	1,224,965
	3.50%, due 8/20/45	799,993	832,943
	3.50%, due 12/20/45	3,200,698	3,332,283
	3.50%, due 1/20/46	377,539	393,031
	3.50%, due 2/20/46	1,160,219	1,207,739
	3.50%, due 6/20/46	645,279	671,568
	3.50%, due 10/20/46	1,652,595	1,719,923
	3.50%, due 11/20/46	2,267,942	2,360,341
	3.50%, due 1/20/47	2,643,407	2,751,102
	4.00%, due 1/20/42	1,428,281	1,514,547
	4.00%, due 2/20/42	556,269	589,871
	4.00%, due 8/20/43	1,781,053	1,887,709
	4.00%, due 10/20/43	568,843	605,402
	4.00%, due 3/15/44	104,849	110,620
	4.00%, due 6/20/44	548,272	581,733
	4.00%, due 7/15/44	571,631	603,097
	4.00%, due 8/20/44	482,160	511,513
	4.00%, due 9/20/44	496,673	526,872
	4.00%, due 9/30/44 TBA (e)	500,000	526,543
	4.00%, due 12/20/44	338,500	358,403
	4.00%, due 1/20/45	265,436	281,042
	4.00%, due 4/20/45	348,216	369,256
	4.00%, due 7/15/45	418,108	441,123
	4.00%, due 8/15/45	249,886	263,777
	4.00%, due 9/20/45	179,826	190,390
	4.00%, due 2/20/46	339,662	359,479
	4.00%, due 8/20/46	343,088	361,790
	4.00%, due 12/20/46	515,769	543,664
	4.00%, due 1/20/47	453,640	478,441
	4.00%, due 2/20/47	482,050	508,564
	4.00%, due 3/20/47	599,941	633,375
	4.50%, due 6/15/39	1,382,946	1,482,893
	4.50%, due 6/15/40	349,485	376,303
	4.50%, due 6/20/40	613,257	659,333
	4.50%, due 3/20/41	246,283	264,801
	4.50%, due 4/20/41	187,432	201,515
	4.50%, due 9/20/41	372,145	400,123
	4.50%, due 12/20/41	66,734	71,777
	4.50%, due 4/20/42	132,822	142,868
	4.50%, due 8/20/43	374,774	400,093
	4.50%, due 3/20/44	591,844	638,214
	4.50%, due 12/20/44	205,597	219,487
	4.50%, due 4/20/45	160,937	171,809
	5.00%, due 9/15/39	300,229	333,246
	5.00%, due 6/15/40	349,636	383,359
	5.00%, due 7/15/40	345,347	380,131
	5.00%, due 9/20/40	1,292,663	1,424,807
	5.00%, due 10/20/41	109,871	120,057
	5.00%, due 8/20/43	84,859	91,960
	5.50%, due 1/20/35	6,006	6,717
	5.50%, due 7/15/35	98,325	110,760
	5.50%, due 8/15/35	66,838	75,360
	5.50%, due 5/15/36	48,907	54,810
	5.50%, due 6/15/38	21,733	24,246
	5.50%, due 1/15/39	142,587	159,310
	5.50%, due 3/20/39	397,608	433,789
	5.50%, due 7/15/39	91,361	101,915
	5.50%, due 12/15/39	31,670	35,527
	5.50%, due 2/15/40	186,511	208,219
	6.00%, due 11/15/37	27,946	31,822
	6.00%, due 12/15/37	235,283	265,200
	6.00%, due 9/15/38	208,167	234,636
	6.00%, due 10/15/38	57,217	64,492
	6.50%, due 3/15/36	106,271	117,999
	6.50%, due 6/15/36	84,215	93,451
	6.50%, due 9/15/36	32,786	36,627
	6.50%, due 7/15/37	89,973	101,437
	7.00%, due 7/15/31	36,765	39,021
			68,672,511
¤	United States Treasury Bonds 1.4%
	3.00%, due 5/15/47	6,815,000	7,012,528
	4.25%, due 5/15/39	4,025,000	5,035,181
			12,047,709
¤	United States Treasury Notes 16.7%
	1.00%, due 9/15/18	21,100,000	21,025,820
	1.00%, due 10/15/19	16,900,000	16,733,641
	1.125%, due 2/28/21	300,000	294,141
	1.375%, due 9/30/19	24,400,000	24,349,484
	1.375%, due 9/15/20	28,600,000	28,402,258
	1.50%, due 6/15/20	17,000,000	16,962,813
	1.75%, due 9/30/22	10,000,000	9,975,781
	1.875%, due 4/30/22	3,600,000	3,596,766
	1.875%, due 8/31/24	1,425,000	1,399,617
	2.25%, due 8/15/27	17,400,000	17,281,734
			140,022,055
	Total U.S. Government & Federal Agencies (Cost $403,476,003)		404,313,385

	Total Long-Term Bonds (Cost $817,963,672)		830,389,075

Short-Term Investments 5.8%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $643,491 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 11/15/23, with a Principal Amount of $625,000 and a Market Value of $657,083)	643,485	643,485
Total Repurchase Agreement (Cost $643,485)		643,485
U.S. Government & Federal Agencies 5.7%
Federal Home Loan Bank Discount Notes 0.608%, due 10/2/17 (f)	32,000,000	31,999,467
United States Treasury Bills 0.659%, due 10/5/17 (f)	16,000,000	15,998,844
Total U.S. Government & Federal Agencies (Cost $47,998,311)		47,998,311
Total Short-Term Investments (Cost $48,641,796)		48,641,796
Total Investments (Cost $866,605,468)	104.6%	879,030,871
Other Assets, Less Liabilities	(4.6)	(38,303,647)
Net Assets	100.0%	$840,727,224

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2017.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2017, the total net market value of these securities was $12,618,531, which represented 1.5% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Interest rate shown represents yield to maturity.

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	64	December 2017	12,800,000	$13,805,000	$(37,232)
5-Year United States Treasury Note	310	December 2017	31,000,000	36,425,000	(233,205)
10-Year United States Treasury Note	138	December 2017	13,800,000	17,293,125	(207,956)
10-Year United States Treasury Ultra Note	(144)	December 2017	(14,400,000)	(19,343,250)	251,240
United States Treasury Ultra Bond	154	December 2017	15,400,000	25,429,250	(282,344)
				$73,609,125	$(509,497)

1.	As of September 30, 2017, cash in the amount of $784,570 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$68,735,365	$—	$68,735,365
Corporate Bonds	—	286,980,144	—	286,980,144
Foreign Government Bonds	—	986,092	—	986,092
Mortgage-Backed Securities	—	59,036,127	—	59,036,127
Municipal Bonds	—	10,337,962	—	10,337,962
U.S. Government & Federal Agencies	—	404,313,385	—	404,313,385
Total Long-Term Bonds	—	830,389,075	—	830,389,075
Short-Term Investments
Repurchase Agreement	—	643,485	—	643,485
U.S. Government & Federal Agencies	—	47,998,311	—	47,998,311
Total Short-Term Investments	—	48,641,796	—	48,641,796
Total Investments in Securities	—	879,030,871	—	879,030,871
Other Financial Instruments
Futures Contracts (b)	251,240	—	—	251,240
Total Investments in Securities and Other Financial Instruments	$251,240	$879,030,871	$—	$879,282,111

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(760,737)	$—	$—	$(760,737)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers between among levels.

MainStay VP Common Stock Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Aerospace & Defense 2.3%
	Boeing Co.	37,327	$9,488,897
	Huntington Ingalls Industries, Inc.	5,534	1,253,119
	L3 Technologies, Inc.	296	55,775
	Lockheed Martin Corp.	5,191	1,610,716
	Textron, Inc.	84,374	4,546,071
	United Technologies Corp.	19,802	2,298,616
			19,253,194
	Airlines 0.3%
	Southwest Airlines Co.	48,722	2,727,458

	Banks 5.1%
	Bank of America Corp.	337,393	8,549,538
	Citigroup, Inc.	159,993	11,637,891
¤	JPMorgan Chase & Co.	178,833	17,080,340
	Wells Fargo & Co.	103,532	5,709,790
			42,977,559
	Beverages 2.2%
	Coca-Cola Co.	166,163	7,478,997
	Constellation Brands, Inc., Class A	6,056	1,207,869
	Dr. Pepper Snapple Group, Inc.	624	55,205
	PepsiCo., Inc.	87,219	9,718,813
			18,460,884
	Biotechnology 3.0%
	AbbVie, Inc.	108,887	9,675,699
	Amgen, Inc.	31,034	5,786,289
	Celgene Corp. (a)	2,948	429,877
	Gilead Sciences, Inc.	97,948	7,935,747
	United Therapeutics Corp. (a)	14,593	1,710,154
			25,537,766
	Building Products 0.2%
	Johnson Controls International PLC	36,459	1,468,933

	Capital Markets 2.2%
	Ameriprise Financial, Inc.	32,761	4,865,336
	Bank of New York Mellon Corp.	9,425	499,713
	E*TRADE Financial Corp. (a)	101,586	4,430,165
	Franklin Resources, Inc.	2,212	98,456
	S&P Global, Inc.	21,273	3,325,183
	State Street Corp.	53,153	5,078,238
			18,297,091
	Chemicals 1.8%
	Chemours Co.	76,650	3,879,257
	DowDuPont, Inc.	16,413	1,136,272
	LyondellBasell Industries N.V.	53,265	5,275,898
	Mosaic Co.	38,051	821,521
	Olin Corp.	119,349	4,087,703
			15,200,651
	Commercial Services & Supplies 0.0% ‡
	Waste Management, Inc.	4,507	352,763

	Communications Equipment 0.4%
	ARRIS International PLC (a)	342	9,743
	Cisco Systems, Inc.	77,476	2,605,518
	Juniper Networks, Inc.	14,059	391,262
			3,006,523
	Consumer Finance 0.3%
	Synchrony Financial	75,803	2,353,683

	Diversified Consumer Services 0.4%
	H&R Block, Inc.	139,899	3,704,526

	Diversified Financial Services 1.6%
¤	Berkshire Hathaway, Inc., Class B (a)	76,535	14,030,396

	Diversified Telecommunication Services 1.5%
	AT&T, Inc.	215,672	8,447,872
	Verizon Communications, Inc.	80,914	4,004,434
			12,452,306
	Electric Utilities 3.0%
	American Electric Power Co., Inc.	45,334	3,184,260
	Duke Energy Corp.	30,026	2,519,782
	Edison International	24,901	1,921,610
	Entergy Corp.	1,171	89,418
	Exelon Corp.	115,018	4,332,728
	FirstEnergy Corp.	126,156	3,889,389
	NextEra Energy, Inc.	20,021	2,934,078
	PG&E Corp.	72,769	4,954,841
	Xcel Energy, Inc.	34,480	1,631,594
			25,457,700
	Electronic Equipment, Instruments & Components 0.9%
	Jabil, Inc.	121,674	3,473,793
	Zebra Technologies Corp. (a)	35,888	3,896,719
			7,370,512
	Equity Real Estate Investment Trusts 2.8%
	American Tower Corp.	42,331	5,785,801
	Digital Realty Trust, Inc.	366	43,309
	Duke Realty Corp.	999	28,791
	HCP, Inc.	116,976	3,255,442
	Hospitality Properties Trust	32,645	930,056
	Host Hotels & Resorts, Inc.	235,341	4,351,455
	Iron Mountain, Inc.	49,895	1,940,916
	Lamar Advertising Co.	5,165	353,957
	Public Storage	13,759	2,944,288
	SBA Communications Corp. (a)	14,992	2,159,598
	Senior Housing Properties Trust	98,616	1,927,943
	Welltower, Inc.	969	68,101
			23,789,657
	Food & Staples Retailing 1.8%
	CVS Health Corp.	85,732	6,971,726
	Wal-Mart Stores, Inc.	103,761	8,107,885
			15,079,611
	Food Products 1.0%
	Archer-Daniels-Midland Co.	109,223	4,643,070
	Tyson Foods, Inc.	49,520	3,488,684
			8,131,754
	Health Care Equipment & Supplies 1.8%
	Abbott Laboratories	14,151	755,098
	Baxter International, Inc.	77,852	4,885,213
	Becton Dickinson & Co.	2,173	425,799
	Danaher Corp.	11,756	1,008,430
	Masimo Corp. (a)	40,052	3,466,901
	Medtronic PLC	66,677	5,185,470
			15,726,911
	Health Care Providers & Services 4.5%
	Anthem, Inc.	29,612	5,622,726
	Centene Corp. (a)	48,865	4,728,666
	Cigna Corp.	30,251	5,655,122
	Express Scripts Holding Co. (a)	12,355	782,319
	HealthSouth Corp.	55,868	2,589,482
	Humana, Inc.	20,237	4,930,340
	UnitedHealth Group, Inc.	51,854	10,155,606
	WellCare Health Plans, Inc. (a)	21,118	3,626,805
			38,091,066
	Hotels, Restaurants & Leisure 3.3%
	Carnival Corp.	70,263	4,536,882
	Darden Restaurants, Inc.	49,421	3,893,386
	Marriott International, Inc., Class A	40,484	4,463,766
	McDonald's Corp.	8,242	1,291,357
	Royal Caribbean Cruises, Ltd.	37,056	4,392,618
	Wyndham Worldwide Corp.	40,930	4,314,431
	Wynn Resorts, Ltd.	29,315	4,365,590
	Yum! Brands, Inc.	12,859	946,551
			28,204,581
	Household Durables 0.7%
	NVR, Inc. (a)	977	2,789,335
	PulteGroup, Inc.	131,492	3,593,676
			6,383,011
	Household Products 1.7%
	Kimberly-Clark Corp.	15,394	1,811,566
¤	Procter & Gamble Co.	139,030	12,648,949
			14,460,515
	Independent Power & Renewable Electricity Producers 0.9%
	AES Corp.	354,404	3,905,532
	NRG Energy, Inc.	161,375	4,129,586
			8,035,118
	Industrial Conglomerates 1.5%
	3M Co.	21,356	4,482,624
	General Electric Co.	186,166	4,501,494
	Honeywell International, Inc.	26,261	3,722,234
			12,706,352
	Insurance 4.3%
	Aflac, Inc.	51,564	4,196,794
	Allstate Corp.	54,204	4,981,890
	Assurant, Inc.	35,801	3,419,712
	CNO Financial Group, Inc.	47,342	1,104,962
	Everest Re Group, Ltd.	7,659	1,749,239
	First American Financial Corp.	74,199	3,707,724
	Lincoln National Corp.	63,074	4,634,677
	MetLife, Inc.	42,047	2,184,342
	Principal Financial Group, Inc.	16,775	1,079,303
	Progressive Corp.	75,644	3,662,682
	Travelers Cos., Inc.	2,040	249,941
	Unum Group	37,486	1,916,659
	XL Group, Ltd.	97,944	3,863,891
			36,751,816
	Internet & Direct Marketing Retail 2.9%
¤	Amazon.com, Inc. (a)	19,239	18,495,413
	Expedia, Inc.	30,161	4,341,374
	Priceline Group, Inc. (a)	1,206	2,207,969
			25,044,756
	Internet Software & Services 4.6%
	Akamai Technologies, Inc. (a)	87,188	4,247,799
¤	Alphabet, Inc. (a)
	Class A	9,678	9,423,662
	Class C	9,591	9,198,824
¤	Facebook, Inc., Class A (a)	91,935	15,708,934
	VeriSign, Inc. (a)	4,661	495,884
			39,075,103
	IT Services 4.4%
	Accenture PLC	27,560	3,722,529
	Alliance Data Systems Corp.	18,837	4,173,337
	CoreLogic, Inc. (a)	22,033	1,018,365
	CSRA, Inc.	4,639	149,701
	DXC Technology Co.	5,881	505,060
	International Business Machines Corp.	59,050	8,566,974
	Mastercard, Inc., Class A	36,476	5,150,411
	MAXIMUS, Inc.	60,085	3,875,482
	PayPal Holdings, Inc. (a)	21,934	1,404,434
	Teradata Corp. (a)	488	16,490
	Total System Services, Inc.	14,459	947,065
	Visa, Inc., Class A	71,812	7,557,495
			37,087,343
	Machinery 2.1%
	Caterpillar, Inc.	54,385	6,782,353
	Cummins, Inc.	29,279	4,919,750
	Oshkosh Corp.	49,510	4,086,556
	Trinity Industries, Inc.	61,584	1,964,530
			17,753,189
	Media 2.1%
	Comcast Corp.	275,271	10,592,428
	Interpublic Group of Cos., Inc.	56,537	1,175,404
	Live Nation Entertainment, Inc. (a)	88,221	3,842,025
	Walt Disney Co.	19,472	1,919,355
			17,529,212
	Metals & Mining 0.9%
	Freeport-McMoRan, Inc. (a)	306,088	4,297,476
	Newmont Mining Corp.	93,281	3,498,970
			7,796,446
	Multi-Utilities 0.1%
	CenterPoint Energy, Inc.	16,966	495,577
	Consolidated Edison, Inc.	7,778	627,529
			1,123,106
	Oil, Gas & Consumable Fuels 5.8%
	Andeavor	22,490	2,319,844
	Chevron Corp.	96,499	11,338,632
¤	Exxon Mobil Corp.	198,399	16,264,750
	HollyFrontier Corp.	122,725	4,414,418
	Marathon Petroleum Corp.	91,674	5,141,078
	ONEOK, Inc.	75,872	4,204,068
	Valero Energy Corp.	72,142	5,549,884
			49,232,674
	Paper & Forest Products 0.2%
	Louisiana-Pacific Corp. (a)	69,785	1,889,778

	Pharmaceuticals 4.6%
	Bristol-Myers Squibb Co.	2,396	152,721
	Eli Lilly & Co.	52,581	4,497,779
¤	Johnson & Johnson	131,516	17,098,395
	Merck & Co., Inc.	48,398	3,098,924
	Mylan N.V. (a)	61,188	1,919,467
	Pfizer, Inc.	340,428	12,153,280
			38,920,566
	Professional Services 0.7%
	ManpowerGroup, Inc.	13,196	1,554,753
	Robert Half International, Inc.	87,040	4,381,593
			5,936,346
	Road & Rail 0.7%
	Knight-Swift Transportation Holdings, Inc. (a)	46,557	1,934,443
	Ryder System, Inc.	48,729	4,120,037
			6,054,480
	Semiconductors & Semiconductor Equipment 4.2%
	Applied Materials, Inc.	93,107	4,849,944
	Broadcom, Ltd.	8,181	1,984,220
	Intel Corp.	287,100	10,932,768
	Lam Research Corp.	28,640	5,299,546
	Micron Technology, Inc. (a)	156,532	6,156,403
	NVIDIA Corp.	11,922	2,131,296
	Qorvo, Inc. (a)	56,781	4,013,281
			35,367,458
	Software 5.4%
	Activision Blizzard, Inc.	3,698	238,558
	Adobe Systems, Inc. (a)	7,164	1,068,726
	CA, Inc.	123,794	4,132,244
	Electronic Arts, Inc. (a)	43,170	5,096,650
	Fortinet, Inc. (a)	27,411	982,410
¤	Microsoft Corp.	350,476	26,106,957
	Oracle Corp.	172,045	8,318,376
			45,943,921
	Specialty Retail 2.1%
	Best Buy Co., Inc.	73,340	4,177,446
	Gap, Inc.	116,835	3,450,138
	Home Depot, Inc.	22,603	3,696,947
	Lowe's Cos., Inc.	81,810	6,539,891
			17,864,422
	Technology Hardware, Storage & Peripherals 5.1%
¤	Apple, Inc.	204,055	31,448,957
	Hewlett Packard Enterprise Co.	64,785	952,987
	HP, Inc.	245,543	4,901,038
	Seagate Technology PLC	47,451	1,573,950
	Western Digital Corp.	54,068	4,671,475
			43,548,407
	Textiles, Apparel & Luxury Goods 1.5%
	Carter's, Inc.	3,332	329,035
	Coach, Inc.	100,699	4,056,156
	Michael Kors Holdings, Ltd. (a)	93,337	4,466,175
	PVH Corp.	17,313	2,182,477
	Ralph Lauren Corp.	23,131	2,042,236
			13,076,079
	Tobacco 1.3%
	Altria Group, Inc.	16,925	1,073,384
	Philip Morris International, Inc.	92,049	10,218,359
			11,291,743
	Trading Companies & Distributors 0.6%
	United Rentals, Inc. (a)	34,193	4,743,937

	Total Common Stocks (Cost $699,982,921)		839,291,303

	Exchange-Traded Funds 1.1%
	SPDR S&P 500 ETF Trust	37,127	9,327,416

	Total Exchange-Traded Funds (Cost $8,908,869)		9,327,416

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $533,248 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 11/15/23, with a Principal Amount of $520,000 and a Market Value of $546,693)	$533,243	533,243
Total Short-Term Investment (Cost $533,243)		533,243
Total Investments (Cost $709,425,033)	100.0%	849,151,962
Other Assets, Less Liabilities	0.0 ‡	81,961
Net Assets	100.0%	$849,233,923

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$839,291,303	$—	$—	$839,291,303
Exchange-Traded Funds	9,327,416	—	—	9,327,416
Short-Term Investment
Repurchase Agreement	—	533,243	—	533,243
Total Investments in Securities	$848,618,719	$533,243	$—	$849,151,962

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.7% †
Equity Funds 45.7%
IQ 50 Percent Hedged FTSE Europe ETF (a)	644,403	$12,842,952
IQ 50 Percent Hedged FTSE International ETF (a)	1,084,922	22,544,679
IQ Chaikin U.S. Small Cap ETF	18,138	486,824
IQ Global Resources ETF	235,023	6,343,271
MainStay Cushing MLP Premier Fund Class I	430,542	5,523,856
MainStay Emerging Markets Equity Fund Class I	406	4,255
MainStay Epoch Capital Growth Fund Class I (a)	629,947	7,792,441
MainStay Epoch Global Choice Fund Class I (a)	936,255	20,110,758
MainStay Epoch International Choice Fund Class I	374,608	13,407,226
MainStay Epoch U.S. All Cap Fund Class I	564,352	17,099,872
MainStay Epoch U.S. Equity Yield Fund Class I	209,199	3,382,750
MainStay International Opportunities Fund Class I	1,737,955	16,632,230
MainStay MAP Equity Fund Class I	390,590	17,256,246
MainStay U.S. Equity Opportunities Fund Class I	1,852,899	19,603,674
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)(b)	5,593,994	50,453,510
MainStay VP Cornerstone Growth Portfolio Initial Class (b)	301,863	8,610,918
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,755,563	16,563,783
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	896,181	12,648,039
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	4,162,506	40,585,161
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	600,683	9,321,124
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	1,239,098	17,125,469
MainStay VP Large Cap Growth Portfolio Initial Class	778,532	18,214,849
MainStay VP Mid Cap Core Portfolio Initial Class	1,425,090	21,159,600
MainStay VP S&P 500 Index Portfolio Initial Class	121,966	6,123,881
MainStay VP Small Cap Core Portfolio Initial Class	1,160,665	14,953,759
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	1,376,412	19,685,924
		398,477,051
Fixed Income Funds 51.0%
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,040,790	40,979,063
IQ S&P High Yield Low Volatility Bond ETF (a)	437,574	11,145,010
MainStay Short Duration High Yield Fund Class I	1,764,074	17,605,454
MainStay Total Return Bond Fund Class I	333,781	3,554,770
MainStay VP Bond Portfolio Initial Class (a)	8,253,071	121,664,640
MainStay VP Convertible Portfolio Initial Class (a)	1,164,189	15,445,321
MainStay VP Floating Rate Portfolio Initial Class (a)	6,977,848	63,494,239
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,478,595	26,233,417
MainStay VP Indexed Bond Portfolio Initial Class (a)	11,239,054	113,723,979
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	884,354	7,594,737
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,314,439	23,451,402
		444,892,032
Total Affiliated Investment Companies (Cost $793,695,687)		843,369,083

	Principal Amount
Short-Term Investment 3.3%
Repurchase Agreement 3.3%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $28,539,137 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $28,700,000 and a Market Value of $29,113,366)	$28,538,852	28,538,852
Total Short-Term Investment (Cost $28,538,852)		28,538,852
Total Investments (Cost $822,234,539)	100.0%	871,907,935
Other Assets, Less Liabilities	(0.0)‡	(312,542)
Net Assets	100.0%	$871,595,393

†	Percentages indicated are based on Portfolio net assets.

‡	Less than one-tenth of a percent.

(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.

(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$398,477,051	$—	$—	$398,477,051
Fixed Income Funds	444,892,032	—	—	444,892,032
Short-Term Investment
Repurchase Agreement	—	28,538,852	—	28,538,852
Total Investments in Securities	$843,369,083	$28,538,852	$—	$871,907,935

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Convertible Securities 92.6% †
	Convertible Bonds 78.9%
	Auto Manufacturers 1.0%
	Wabash National Corp. 3.375%, due 5/1/18	$4,127,000	$8,125,031

	Biotechnology 4.6%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	13,105,000	14,685,790
	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	2,860,940
	0.50%, due 6/15/21	7,153,000	8,167,832
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	3,927,930
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	5,385,000	5,701,369
			35,343,861
	Commercial Services 3.8%
	Carriage Services, Inc. 2.75%, due 3/15/21	4,631,000	5,809,011
	LendingTree, Inc. 0.625%, due 6/1/22 (a)	5,430,000	7,201,537
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,467,000	16,501,356
			29,511,904
	Computers 1.2%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24 (a)	8,377,000	9,638,786

	Diversified Financial Services 3.6%
¤	Air Lease Corp. 3.875%, due 12/1/18	12,427,000	18,958,942
	Blackhawk Network Holdings, Inc. 1.50%, due 1/15/22	7,772,000	8,704,640
			27,663,582
	Health Care - Products 4.9%
¤	Danaher Corp. (zero coupon), due 1/22/21	6,483,000	21,260,188
	Hologic, Inc. 2.00%, due 3/1/42 (b)	10,558,000	12,880,760
	NuVasive, Inc. 2.25%, due 3/15/21	3,296,000	3,763,620
			37,904,568
	Health Care - Services 3.1%
	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	12,615,200
	Molina Healthcare, Inc. 1.625%, due 8/15/44	8,742,000	10,993,065
			23,608,265
	Internet 9.8%
	IAC FinanceCo, Inc. 0.875%, due 10/1/22 (a)	6,311,000	6,583,162
	Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (a)	7,641,000	8,161,543
	MercadoLibre, Inc. 2.25%, due 7/1/19	4,207,000	8,805,777
¤	Priceline Group, Inc.
	0.35%, due 6/15/20	7,553,000	10,937,688
	1.00%, due 3/15/18	8,317,000	16,098,593
	Proofpoint, Inc. 0.75%, due 6/15/20	5,973,000	7,492,382
	Twitter, Inc. 0.25%, due 9/15/19	9,402,000	8,931,900
	VeriSign, Inc. 4.702%, due 8/15/37	393,000	1,224,686
	Zillow Group, Inc. 2.00%, due 12/1/21 (a)	6,862,000	7,458,136
			75,693,867
	Machinery - Diversified 1.3%
	Chart Industries, Inc. 2.00%, due 8/1/18	9,728,000	9,740,160

	Media 4.4%
¤	DISH Network Corp. 3.375%, due 8/15/26	17,289,000	19,428,514
	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23 (a)	6,664,000	7,955,150
	Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,695,977
			34,079,641
	Oil & Gas 1.9%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	5,863,000	4,998,207
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	8,635,000	9,422,944
			14,421,151
	Oil & Gas Services 4.0%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	9,729,000	9,631,710
	Newpark Resources, Inc. 4.00%, due 12/1/21 (a)	2,398,000	3,148,874
¤	Weatherford International, Ltd. 5.875%, due 7/1/21	16,859,000	18,450,068
			31,230,652
	Pharmaceuticals 1.6%
	Depomed, Inc. 2.50%, due 9/1/21	3,956,000	2,929,913
	Neurocrine Biosciences, Inc. 2.25%, due 5/15/24 (a)	1,364,000	1,555,813
	Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22 (a)	3,730,000	3,660,062
	Radius Health, Inc. 3.00%, due 9/1/24	444,000	446,775
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	4,333,000	3,926,781
			12,519,344
	Real Estate Investment Trusts 1.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	8,304,306

	Semiconductors 14.8%
	Advanced Micro Devices, Inc. 2.125%, due 9/1/26	4,376,000	7,761,930
	Inphi Corp. 1.125%, due 12/1/20	7,578,000	9,316,204
¤	Lam Research Corp. 1.25%, due 5/15/18	5,888,000	18,024,640
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25	12,203,000	21,355,250
	1.625%, due 2/15/27 (a)	5,198,000	6,338,311
	Micron Technology, Inc. 3.00%, due 11/15/43	6,970,000	9,666,519
¤	NXP Semiconductors N.V. 1.00%, due 12/1/19	13,018,000	15,800,597
	ON Semiconductor Corp. 1.00%, due 12/1/20	8,174,000	9,793,474
	Rambus, Inc. 1.125%, due 8/15/18	5,665,000	6,691,781
	Silicon Laboratories, Inc. 1.375%, due 3/1/22 (a)	8,701,000	9,685,301
			114,434,007
	Software 11.7%
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,869,000	6,822,712
	HubSpot, Inc. 0.25%, due 6/1/22 (a)	4,076,000	4,521,813
	NICE Systems, Inc. 1.25%, due 1/15/24 (a)	11,436,000	12,951,270
	Nuance Communications, Inc. 1.25%, due 4/1/25 (a)	8,331,000	8,091,484
	RealPage, Inc. 1.50%, due 11/15/22 (a)	4,033,000	4,708,528
	Red Hat, Inc. 0.25%, due 10/1/19	8,038,000	12,408,662
	Salesforce.com, Inc. 0.25%, due 4/1/18	8,471,000	11,917,638
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,556,000	10,559,257
	Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	11,886,285
	Workday, Inc. 0.25%, due 10/1/22 (a)	6,462,000	6,441,806
			90,309,455
	Telecommunications 1.5%
	Finisar Corp. 0.50%, due 12/15/36 (a)	4,846,000	4,555,240
	Viavi Solutions, Inc. 1.00%, due 3/1/24 (a)	7,140,000	7,184,625
			11,739,865
	Transportation 4.6%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	8,972,000	10,867,335
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,376,290
¤	XPO Logistics, Inc. 4.50%, due 10/1/17	254,217	17,230,828
			35,474,453
	Total Convertible Bonds (Cost $528,694,224)		609,742,898

		Shares
	Convertible Preferred Stocks 13.7%
	Aerospace & Defense 0.3%
	Arconic, Inc. 5.375%	59,015	2,295,684

	Banks 2.8%
	Bank of America Corp. Series L 7.25%	8,636	11,239,495
	Wells Fargo & Co. Series L 7.50%	8,264	10,867,160
			22,106,655
	Chemicals 1.3%
	A. Schulman, Inc. 6.00%	11,643	10,268,427

	Food 1.0%
	Post Holdings, Inc. 3.75%	41,824	7,846,224

	Hand & Machine Tools 0.3%
	Stanley Black & Decker, Inc. 5.375%	20,480	2,348,032

	Health Care - Products 0.8%
	Becton Dickinson & Co. Series A 6.125%	112,412	6,211,887

	Oil & Gas 1.9%
	Hess Corp. 8.00%	211,085	12,445,571
	Sanchez Energy Corp. Series A 4.875%	23,784	435,069
	Southwestern Energy Co. Series B 6.25%	129,303	1,843,861
			14,724,501
	Pharmaceuticals 1.9%
	Allergan PLC Series A 5.50%	12,145	8,960,824
	Teva Pharmaceutical Industries, Ltd. 7.00%	15,844	5,460,476
			14,421,300
	Real Estate Investment Trusts 2.6%
	American Tower Corp. 5.50%	96,375	11,765,460
	Crown Castle International Corp. 6.875%	5,982	6,388,776
	Welltower, Inc. Series I 6.50%	26,800	1,699,924
			19,854,160
	Telecommunications 0.8%
	T-Mobile U.S., Inc. 5.50%	60,081	6,002,693

	Total Convertible Preferred Stocks (Cost $114,920,527)		106,079,563
	Total Convertible Securities (Cost $643,614,751)		715,822,461

		Shares
	Common Stocks 3.9%
	Airlines 1.0%
	Delta Air Lines, Inc.	151,688	7,314,395

	Banks 0.9%
	Bank of America Corp.	267,678	6,782,961

	Energy Equipment & Services 0.4%
	Halliburton Co.	73,392	3,378,234

	Health Care Equipment & Supplies 1.6%
	Teleflex, Inc.	50,589	12,241,020

	Oil, Gas & Consumable Fuels 0.0% ‡
	Sanchez Energy Corp. (c)	3,424	16,504

	Total Common Stocks (Cost $19,080,501)		29,733,114

		Principal Amount
	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $31,834,690 (Collateralized by a United States Treasury Note with a rate of 1.250% and a maturity date of 7/31/23, with a Principal Amount of $33,825,000 and a Market Value of $32,472,271)	$31,834,372	31,834,372
	Total Short-Term Investment (Cost $31,834,372)		31,834,372
	Total Investments (Cost $694,529,624)	100.6%	777,389,947
	Other Assets, Less Liabilities	(0.6)	(4,527,238)
	Net Assets	100.0%	$772,862,709

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2017.
(c)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$609,742,898	$—	$609,742,898
Convertible Preferred Stocks (b)	97,798,270	8,281,293	—	106,079,563
Total Convertible Securities	97,798,270	618,024,191	—	715,822,461
Common Stocks	29,733,114	—	—	29,733,114
Short-Term Investment
Repurchase Agreement	—	31,834,372	—	31,834,372
Total Investments in Securities	$127,531,384	$649,858,563	$—	$777,389,947

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $7,846,224 and $435,069 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 3.7%
¤	Boeing Co.	36,168	$9,194,267
	Huntington Ingalls Industries, Inc.	14,750	3,339,990
	Lockheed Martin Corp.	6,402	1,986,477
	Northrop Grumman Corp.	7,490	2,155,023
	Spirit AeroSystems Holdings, Inc., Class A	38,078	2,959,422
			19,635,179
	Air Freight & Logistics 0.1%
	United Parcel Service, Inc., Class B	5,744	689,797

	Airlines 0.8%
	Copa Holdings S.A., Class A	11,382	1,417,400
	Southwest Airlines Co.	50,398	2,821,280
			4,238,680
	Auto Components 0.7%
	Delphi Automotive PLC	19,778	1,946,155
	Lear Corp.	10,367	1,794,321
			3,740,476
	Automobiles 0.4%
	Tesla, Inc. (a)	5,698	1,943,588

	Beverages 2.8%
	Coca-Cola Co.	71,809	3,232,123
	Constellation Brands, Inc., Class A	14,077	2,807,658
¤	PepsiCo., Inc.	79,195	8,824,699
			14,864,480
	Biotechnology 4.3%
¤	AbbVie, Inc.	106,169	9,434,177
	Amgen, Inc.	16,005	2,984,132
	Celgene Corp. (a)	26,819	3,910,747
	Gilead Sciences, Inc.	77,340	6,266,087
	OPKO Health, Inc. (a)	34,421	236,128
			22,831,271
	Building Products 0.2%
	Owens Corning	12,311	952,256

	Capital Markets 3.4%
	Ameriprise Financial, Inc.	21,418	3,180,787
	Lazard, Ltd., Class A	70,224	3,175,529
	Legg Mason, Inc.	43,078	1,693,396
	LPL Financial Holdings, Inc.	63,082	3,253,139
	S&P Global, Inc.	26,697	4,173,008
	State Street Corp.	30,758	2,938,620
			18,414,479
	Chemicals 1.0%
	Chemours Co.	65,564	3,318,194
	DowDuPont, Inc.	6,481	448,679
	Olin Corp.	51,699	1,770,691
			5,537,564
	Containers & Packaging 0.8%
	Berry Global Group, Inc. (a)	55,653	3,152,742
	Silgan Holdings, Inc.	31,435	925,132
			4,077,874
	Diversified Consumer Services 1.0%
	H&R Block, Inc.	101,464	2,686,767
	Service Corporation International	81,951	2,827,309
			5,514,076
	Diversified Telecommunication Services 0.3%
	Verizon Communications, Inc.	31,380	1,552,996

	Electronic Equipment, Instruments & Components 0.8%
	Jabil, Inc.	44,191	1,261,653
	Zebra Technologies Corp., Class A (a)	28,856	3,133,185
			4,394,838
	Equity Real Estate Investment Trusts 2.2%
	American Tower Corp.	38,922	5,319,859
	Iron Mountain, Inc.	14,749	573,736
	Outfront Media, Inc.	67,636	1,703,074
	Public Storage	3,776	808,026
	SBA Communications Corp. (a)	25,114	3,617,672
			12,022,367
	Food & Staples Retailing 0.0% ‡
	Costco Wholesale Corp.	1,319	216,698

	Food Products 0.5%
	Pilgrim's Pride Corp. (a)	102,510	2,912,309

	Health Care Equipment & Supplies 0.6%
	Baxter International, Inc.	47,780	2,998,195
	Cooper Cos., Inc.	1,546	366,572
	Intuitive Surgical, Inc. (a)	79	82,625
			3,447,392
	Health Care Providers & Services 5.4%
	Anthem, Inc.	6,551	1,243,904
	Centene Corp. (a)	33,640	3,255,343
	Cigna Corp.	25,253	4,720,796
	Express Scripts Holding Co. (a)	13,341	844,752
	Humana, Inc.	17,688	4,309,327
¤	UnitedHealth Group, Inc.	56,705	11,105,674
	WellCare Health Plans, Inc. (a)	18,544	3,184,747
			28,664,543
	Health Care Technology 0.6%
	Cerner Corp. (a)	44,943	3,205,335

	Hotels, Restaurants & Leisure 5.0%
	Darden Restaurants, Inc.	39,608	3,120,318
	Extended Stay America, Inc.	130,281	2,605,620
	Hilton Worldwide Holdings, Inc.	4,198	291,551
	Las Vegas Sands Corp.	61,089	3,919,470
	Marriott International, Inc., Class A	254	28,006
	McDonald's Corp.	39,927	6,255,762
	Royal Caribbean Cruises, Ltd.	14,807	1,755,222
	Starbucks Corp.	9,433	506,646
	Wyndham Worldwide Corp.	28,553	3,009,772
	Wynn Resorts, Ltd.	23,654	3,522,554
	Yum China Holdings, Inc. (a)	14,012	560,060
	Yum! Brands, Inc.	15,309	1,126,896
			26,701,877
	Household Durables 1.1%
	NVR, Inc. (a)	1,169	3,337,495
	PulteGroup, Inc.	92,702	2,533,546
			5,871,041
	Independent Power & Renewable Electricity Producers 0.4%
	NRG Energy, Inc.	84,141	2,153,168

	Industrial Conglomerates 1.2%
	3M Co.	31,065	6,520,543

	Insurance 1.6%
	Allstate Corp.	16,053	1,475,431
	Assurant, Inc.	2,196	209,762
	Athene Holding, Ltd., Class A (a)	28,300	1,523,672
	First American Financial Corp.	24,004	1,199,480
	Progressive Corp.	64,487	3,122,461
	XL Group, Ltd.	31,147	1,228,749
			8,759,555
	Internet & Direct Marketing Retail 5.3%
¤	Amazon.com, Inc. (a)	18,839	18,110,873
	Expedia, Inc.	24,939	3,589,720
	Liberty Interactive Corp. QVC Group, Class A (a)	136,459	3,216,338
	Netflix, Inc. (a)	6,157	1,116,572
	Priceline Group, Inc. (a)	1,167	2,136,567
			28,170,070
	Internet Software & Services 8.6%
¤	Alphabet, Inc.(a)
	Class A	12,552	12,222,133
	Class C	12,608	12,092,459
¤	Facebook, Inc., Class A (a)	104,080	17,784,150
	IAC / InterActiveCorp (a)	16,568	1,948,065
	VeriSign, Inc. (a)	16,226	1,726,284
			45,773,091
	IT Services 7.3%
	Accenture PLC, Class A	32,215	4,351,280
	Alliance Data Systems Corp.	15,011	3,325,687
	Cognizant Technology Solutions Corp., Class A	293	21,254
	CoreLogic, Inc. (a)	31,762	1,468,040
	DXC Technology Co.	770	66,128
	Euronet Worldwide, Inc. (a)	2,394	226,927
	First Data Corp., Class A (a)	157,685	2,844,637
	Genpact, Ltd.	41,218	1,185,018
	International Business Machines Corp.	35,278	5,118,132
	Mastercard, Inc., Class A	41,390	5,844,268
	PayPal Holdings, Inc. (a)	33,998	2,176,892
	Total System Services, Inc.	29,721	1,946,726
	Vantiv, Inc., Class A (a)	24,873	1,752,800
	Visa, Inc., Class A	81,175	8,542,857
			38,870,646
	Life Sciences Tools & Services 1.1%
	Charles River Laboratories International, Inc. (a)	23,626	2,552,080
	VWR Corp. (a)	29,106	963,700
	Waters Corp. (a)	14,541	2,610,400
			6,126,180
	Machinery 2.4%
	Allison Transmission Holdings, Inc.	38,173	1,432,633
	Caterpillar, Inc.	46,403	5,786,918
	Cummins, Inc.	10,325	1,734,910
	Deere & Co.	16,909	2,123,601
	Fortive Corp.	5,692	402,936
	Oshkosh Corp.	19,161	1,581,549
			13,062,547
	Media 2.5%
	Charter Communications, Inc., Class A (a)	239	86,857
	Comcast Corp., Class A	209,315	8,054,441
	Lions Gate Entertainment Corp., Class A (a)	1,851	61,916
	Live Nation Entertainment, Inc. (a)	74,008	3,223,049
	Walt Disney Co.	18,556	1,829,065
			13,255,328
	Metals & Mining 0.6%
	Freeport-McMoRan, Inc. (a)	215,274	3,022,447

	Oil, Gas & Consumable Fuels 0.6%
	HollyFrontier Corp.	44,997	1,618,542
	ONEOK, Inc.	30,015	1,663,131
			3,281,673
	Personal Products 0.3%
	Nu Skin Enterprises, Inc., Class A	25,077	1,541,734

	Pharmaceuticals 1.1%
	Akorn, Inc. (a)	53,200	1,765,708
	Eli Lilly & Co.	42,346	3,622,277
	Johnson & Johnson	1,968	255,860
			5,643,845
	Professional Services 0.6%
	Robert Half International, Inc.	67,240	3,384,862

	Road & Rail 0.1%
	Union Pacific Corp.	6,404	742,672

	Semiconductors & Semiconductor Equipment 6.1%
	Applied Materials, Inc.	105,090	5,474,138
	Broadcom, Ltd.	11,875	2,880,163
	First Solar, Inc. (a)	58,125	2,666,775
	KLA-Tencor Corp.	16,273	1,724,938
	Lam Research Corp.	24,150	4,468,716
	Micron Technology, Inc. (a)	121,565	4,781,152
	NVIDIA Corp.	16,800	3,003,336
	ON Semiconductor Corp. (a)	185,085	3,418,520
	Qorvo, Inc. (a)	24,174	1,708,618
	Skyworks Solutions, Inc.	16,247	1,655,569
	Texas Instruments, Inc.	10,021	898,282
			32,680,207
	Software 9.5%
	Activision Blizzard, Inc.	76,421	4,929,919
	Adobe Systems, Inc. (a)	12,213	1,821,935
	CA, Inc.	75,093	2,506,604
	Cadence Design Systems, Inc. (a)	41,095	1,622,020
	Dell Technologies, Inc., Class V (a)	8,976	693,037
	Electronic Arts, Inc. (a)	37,310	4,404,819
	Fortinet, Inc. (a)	32,311	1,158,026
¤	Microsoft Corp.	368,102	27,419,918
	Oracle Corp.	37,212	1,799,200
	Red Hat, Inc. (a)	8,036	890,871
	Take-Two Interactive Software, Inc. (a)	33,992	3,475,002
			50,721,351
	Specialty Retail 2.7%
	Best Buy Co., Inc.	50,618	2,883,201
	Gap, Inc.	20,155	595,177
	Home Depot, Inc.	34,441	5,633,170
	Lowe's Cos., Inc.	64,962	5,193,063
			14,304,611
	Technology Hardware, Storage & Peripherals 7.7%
¤	Apple, Inc.	246,972	38,063,325
	Western Digital Corp.	33,480	2,892,672
			40,955,997
	Textiles, Apparel & Luxury Goods 1.6%
	Carter's, Inc.	10,335	1,020,581
	Coach, Inc.	73,056	2,942,696
	Michael Kors Holdings, Ltd. (a)	63,605	3,043,499
	NIKE, Inc., Class B	6,907	358,128
	Ralph Lauren Corp.	14,304	1,262,900
			8,627,804
	Tobacco 1.0%
	Altria Group, Inc.	39,903	2,530,648
	Philip Morris International, Inc.	26,468	2,938,213
			5,468,861
	Trading Companies & Distributors 0.3%
	United Rentals, Inc. (a)	10,197	1,414,732

	Total Common Stocks (Cost $445,102,887)		525,911,040

	Exchange-Traded Funds 1.7%
¤	iShares Russell 1000 Growth ETF	73,589	9,203,040

	Total Exchange-Traded Funds (Cost $9,174,341)		9,203,040
	Total Investments (Cost $454,277,228)	100.0%	535,114,080
	Other Assets, Less Liabilities	(0.0)‡	(124,205)
	Net Assets	100.0%	$534,989,875

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$525,911,040	$—	$—	$525,911,040
Exchange-Traded Funds	9,203,040	—	—	9,203,040
Total Investments in Securities	$535,114,080	$—	$—	$535,114,080

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 82.6% †
	Air Freight & Logistics 7.9%
¤	Hub Group, Inc. Class A (a)	126,076	$5,414,964
¤	XPO Logistics, Inc. (a)	129,197	8,756,973
			14,171,937
	Construction & Engineering 9.7%
	AECOM (a)	102,308	3,765,958
	Granite Construction, Inc.	63,853	3,700,281
¤	Jacobs Engineering Group, Inc.	116,213	6,771,732
	Quanta Services, Inc. (a)	84,485	3,157,204
			17,395,175
	Construction Materials 2.2%
	Martin Marietta Materials, Inc.	9,589	1,977,540
	Vulcan Materials Co.	16,504	1,973,878
			3,951,418
	Electrical Equipment 1.4%
	Eaton Corp. PLC	32,334	2,482,928

	Energy Equipment & Services 12.4%
¤	C&J Energy Services, Inc. (a)	211,635	6,342,701
	Fairmount Santrol Holdings, Inc. (a)	279,127	1,334,227
	Halliburton Co.	41,173	1,895,193
	Independence Contract Drilling, Inc. (a)	37,470	142,386
	Keane Group, Inc. (a)	207,453	3,460,316
	NCS Multistage Holdings, Inc. (a)	21,642	521,139
	ProPetro Holding Corp. (a)	195,712	2,808,467
	Select Energy Services, Inc. Class A (a)	183,232	2,917,054
	TechnipFMC PLC (a)	66,838	1,866,117
	Weatherford International PLC (a)	215,565	987,288
			22,274,888
	Machinery 2.7%
	Allison Transmission Holdings, Inc.	53,362	2,002,676
	Flowserve Corp.	42,816	1,823,533
	Trinity Industries, Inc.	30,054	958,723
			4,784,932
	Metals & Mining 1.8%
	AK Steel Holding Corp. (a)	323,264	1,807,046
	United States Steel Corp.	55,885	1,434,009
			3,241,055
	Oil, Gas & Consumable Fuels 26.8%
	Callon Petroleum Co. (a)	296,482	3,332,458
	Centennial Resource Development, Inc. Class A (a)	169,919	3,053,444
¤	Cheniere Energy, Inc. (a)	143,849	6,478,959
	Devon Energy Corp.	50,533	1,855,066
	Extraction Oil & Gas, Inc. (a)	156,095	2,402,302
¤	Golar LNG, Ltd.	316,164	7,148,468
	Marathon Petroleum Corp.	54,748	3,070,268
	Newfield Exploration Co. (a)	114,357	3,392,972
	Parsley Energy, Inc. Class A (a)	128,489	3,384,400
	Pioneer Natural Resources Co.	11,617	1,713,972
	RSP Permian, Inc. (a)	131,132	4,535,856
	SemGroup Corp. Class A	79,182	2,276,483
¤	Targa Resources Corp.	113,207	5,354,691
			47,999,339
	Road & Rail 9.7%
	Covenant Transportation Group, Inc. Class A (a)	119,895	3,474,557
	CSX Corp.	41,758	2,265,789
	Daseke, Inc. (a)	274,870	3,587,054
	Genesee & Wyoming, Inc. Class A (a)	43,235	3,199,822
¤	Knight-Swift Transportation Holdings, Inc. (a)	118,605	4,928,038
			17,455,260
	Trading Companies & Distributors 8.0%
	MRC Global, Inc. (a)	243,621	4,260,931
¤	United Rentals, Inc. (a)	54,138	7,511,106
	Univar, Inc. (a)	90,172	2,608,676
			14,380,713
	Total Common Stocks (Cost $143,352,871)		148,137,645

	MLPs and Related Companies 15.1%
	Energy Equipment & Services 2.5%
	Hi-Crush Partners, L.P. (a)	460,589	4,375,595

	Oil, Gas & Consumable Fuels 12.6%
	American Midstream Partners, L.P.	127,775	1,744,129
	Energy Transfer Equity, L.P.	139,289	2,420,843
¤	Energy Transfer Partners, L.P.	473,084	8,652,706
	EnLink Midstream Partners, L.P.	55,585	931,605
	Enterprise Products Partners, L.P.	102,605	2,674,912
	GasLog Partners, L.P.	89,870	2,089,477
	MPLX, L.P.	50,876	1,781,169
	NGL Energy Partners, L.P.	200,318	2,313,673
			22,608,514
	Total MLPs and Related Companies (Cost $31,644,502)		26,984,109

	Principal Amount
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $1,897,853 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 7/31/23, with a Principal Amount of $2,020,000 and a Market Value of $1,939,216)	$1,897,834	1,897,834
Total Short-Term Investment (Cost $1,897,834)		1,897,834
Total Investments (Cost $176,895,207)	98.8%	177,019,588
Other Assets, Less Liabilities	1.2	2,216,423
Net Assets	100.0%	$179,236,011

†	Percentages indicated are based on Portfolio net assets.

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.

(a)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$148,137,645	$—	$—	$148,137,645
MLPs and Related Companies	26,984,109	—	—	26,984,109
Short-Term Investment
Repurchase Agreement	—	1,897,834	—	1,897,834
Total Investments in Securities	$175,121,754	$1,897,834	$—	$177,019,588

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 1.8%
	Aerojet Rocketdyne Holdings, Inc. (a)	64,336	$2,252,404
	Hexcel Corp.	83,418	4,789,861
			7,042,265
	Airlines 1.0%
	JetBlue Airways Corp. (a)	205,016	3,798,946

	Auto Components 1.2%
	Visteon Corp. (a)	36,804	4,555,231

	Banks 3.2%
¤	Synovus Financial Corp.	133,030	6,127,362
	Texas Capital Bancshares, Inc. (a)	30,178	2,589,272
	UMB Financial Corp.	48,587	3,619,246
			12,335,880
	Biotechnology 10.6%
	Acceleron Pharma, Inc. (a)	73,062	2,726,674
	Aimmune Therapeutics, Inc. (a)	123,941	3,072,497
	Akebia Therapeutics, Inc. (a)	169,769	3,339,356
	Alder Biopharmaceuticals, Inc. (a)	96,822	1,186,070
	Amicus Therapeutics, Inc. (a)	117,715	1,775,142
	Atara Biotherapeutics, Inc. (a)	98,625	1,632,244
	Axovant Sciences, Ltd. (a)	38,439	264,460
	Biohaven Pharmaceutical Holding Co., Ltd. (a)	75,590	2,825,554
	Bluebird Bio, Inc. (a)	11,959	1,642,569
	Edge Therapeutics, Inc. (a)	216,169	2,319,493
	Exact Sciences Corp. (a)	100,946	4,756,576
	FibroGen, Inc. (a)	39,984	2,151,139
	Genomic Health, Inc. (a)	46,809	1,502,101
	Lexicon Pharmaceuticals, Inc. (a)	134,572	1,653,890
	Ligand Pharmaceuticals, Inc. (a)	17,255	2,349,268
	Progenics Pharmaceuticals, Inc. (a)	282,609	2,080,002
	Sage Therapeutics, Inc. (a)	33,410	2,081,443
	Sarepta Therapeutics, Inc. (a)	54,615	2,477,337
	Ultragenyx Pharmaceutical, Inc. (a)	23,940	1,275,044
			41,110,859
	Building Products 2.4%
	Builders FirstSource, Inc. (a)	275,395	4,954,356
	Trex Co., Inc. (a)	49,300	4,440,451
			9,394,807
	Capital Markets 1.0%
	Stifel Financial Corp.	74,299	3,972,025

	Chemicals 3.8%
¤	Quaker Chemical Corp.	81,038	11,989,572
	Sensient Technologies Corp.	36,118	2,778,197
			14,767,769
	Commercial Services & Supplies 4.0%
	Brink's Co.	23,846	2,009,026
	MSA Safety, Inc.	26,757	2,127,449
	Ritchie Brothers Auctioneers, Inc.	78,413	2,479,419
¤	Waste Connections, Inc.	127,438	8,915,562
			15,531,456
	Communications Equipment 0.5%
	Infinera Corp. (a)	212,677	1,886,445

	Construction Materials 1.7%
¤	Summit Materials, Inc., Class A (a)	207,872	6,658,140

	Distributors 1.0%
	Pool Corp.	37,107	4,013,864

	Diversified Consumer Services 0.8%
	Bright Horizons Family Solutions, Inc. (a)	34,665	2,988,470

	Electrical Equipment 0.6%
	Thermon Group Holdings, Inc. (a)	134,814	2,425,304

	Electronic Equipment, Instruments & Components 7.5%
	Cognex Corp.	45,191	4,983,663
¤	Coherent, Inc. (a)	48,506	11,407,156
¤	IPG Photonics Corp. (a)	31,393	5,809,589
	Littelfuse, Inc.	13,766	2,696,484
	Orbotech, Ltd. (a)	100,272	4,232,481
			29,129,373
	Equity Real Estate Investment Trusts (REITs) 2.0%
	CubeSmart	39,026	1,013,115
	GEO Group, Inc.	89,674	2,412,231
	Physicians Realty Trust	44,982	797,531
	Seritage Growth Properties, Class A	74,736	3,443,087
			7,665,964
	Food & Staples Retailing 1.0%
	Casey's General Stores, Inc.	33,404	3,656,068

	Food Products 1.1%
	Snyder's-Lance, Inc.	111,563	4,255,013

	Health Care Equipment & Supplies 2.0%
	NuVasive, Inc. (a)	48,765	2,704,507
	Penumbra, Inc. (a)	23,680	2,138,304
	West Pharmaceutical Services, Inc.	30,958	2,980,017
			7,822,828
	Health Care Providers & Services 2.6%
	HealthEquity, Inc. (a)	30,578	1,546,635
	HealthSouth Corp.	59,639	2,764,268
	Teladoc, Inc. (a)	98,646	3,270,115
	Tivity Health, Inc. (a)	57,786	2,357,669
			9,938,687
	Health Care Technology 3.6%
	Cotiviti Holdings, Inc. (a)	103,338	3,718,101
	Evolent Health, Inc., Class A (a)	73,744	1,312,643
	HMS Holdings Corp. (a)	166,793	3,312,509
	Medidata Solutions, Inc. (a)	39,154	3,056,361
	Omnicell, Inc. (a)	51,230	2,615,292
			14,014,906
	Hotels, Restaurants & Leisure 2.8%
	Dave & Buster's Entertainment, Inc. (a)	34,302	1,800,169
	Penn National Gaming, Inc. (a)	180,683	4,226,175
	Planet Fitness, Inc., Class A	180,427	4,867,921
			10,894,265
	Household Durables 2.3%
¤	Universal Electronics, Inc. (a)	138,698	8,793,453

	Insurance 1.8%
	Enstar Group, Ltd. (a)	18,394	4,089,906
	ProAssurance Corp.	49,200	2,688,780
			6,778,686
	Internet & Direct Marketing Retail 2.6%
	HSN, Inc.	77,828	3,039,184
¤	Nutrisystem, Inc.	128,957	7,208,696
			10,247,880
	Internet Software & Services 3.1%
	comScore, Inc. (a)	131,607	3,783,701
	Cornerstone OnDemand, Inc. (a)	114,771	4,660,851
	LogMeIn, Inc.	33,079	3,640,344
			12,084,896
	IT Services 1.2%
	Blackhawk Network Holdings, Inc. (a)	67,545	2,958,471
	Everi Holdings, Inc. (a)	234,366	1,778,838
			4,737,309
	Life Sciences Tools & Services 1.1%
	PRA Health Sciences, Inc. (a)	57,367	4,369,644

	Machinery 4.3%
	Chart Industries, Inc. (a)	98,827	3,876,983
¤	John Bean Technologies Corp.	56,582	5,720,440
	WABCO Holdings, Inc. (a)	27,684	4,097,232
	Woodward, Inc.	40,064	3,109,367
			16,804,022
	Multiline Retail 1.0%
	Ollie's Bargain Outlet Holdings, Inc. (a)	84,715	3,930,776

	Oil, Gas & Consumable Fuels 2.3%
¤	RSP Permian, Inc. (a)	257,484	8,906,372

	Pharmaceuticals 2.6%
	Aclaris Therapeutics, Inc. (a)	73,492	1,896,828
	Catalent, Inc. (a)	45,639	1,821,909
	Dermira, Inc. (a)	63,747	1,721,169
	Medicines Co. (a)	43,321	1,604,610
	Prestige Brands Holdings, Inc. (a)	60,675	3,039,211
			10,083,727
	Professional Services 0.7%
	WageWorks, Inc. (a)	44,841	2,721,849

	Road & Rail 1.2%
	Landstar System, Inc.	47,133	4,696,803

	Semiconductors & Semiconductor Equipment 3.2%
	MACOM Technology Solutions Holdings, Inc. (a)	87,248	3,892,133
	MKS Instruments, Inc.	41,558	3,925,153
	Nanometrics, Inc. (a)	78,522	2,261,434
	Veeco Instruments, Inc. (a)	115,436	2,470,330
			12,549,050
	Software 10.7%
	Appian Corp. (a)	150,000	4,269,000
	Ellie Mae, Inc. (a)	20,914	1,717,667
	Guidewire Software, Inc. (a)	62,738	4,884,781
	Imperva, Inc. (a)	69,468	3,014,911
	Paylocity Holding Corp. (a)	56,181	2,742,756
	Pegasystems, Inc.	78,196	4,507,999
	PTC, Inc. (a)	76,014	4,278,068
	RealPage, Inc. (a)	120,515	4,808,549
	Tableau Software, Inc., Class A (a)	45,141	3,380,610
	Take-Two Interactive Software, Inc. (a)	47,005	4,805,321
	Ultimate Software Group, Inc. (a)	17,109	3,243,866
			41,653,528
	Specialty Retail 3.1%
	Burlington Stores, Inc. (a)	40,955	3,909,564
	Camping World Holdings, Inc., Class A	73,755	3,004,779
	Genesco, Inc. (a)	106,397	2,830,160
	MarineMax, Inc. (a)	125,897	2,083,596
			11,828,099
	Textiles, Apparel & Luxury Goods 0.9%
	Steven Madden, Ltd. (a)	81,088	3,511,110

	Total Common Stocks (Cost $292,024,905)		381,555,769

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $6,908,086 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 11/15/23, with a Principal Amount of $6,705,000 and a Market Value of $7,049,188)	$6,908,017	6,908,017
Total Short-Term Investment (Cost $6,908,017)		6,908,017
Total Investments (Cost $298,932,922)	100.1%	388,463,786
Other Assets, Less Liabilities	(0.1)	(236,586)
Net Assets	100.0%	$388,227,200

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$381,555,769	$—	$—	$381,555,769
Short-Term Investment
Repurchase Agreement	—	6,908,017	—	6,908,017
Total Investments in Securities	$381,555,769	$6,908,017	$—	$388,463,786

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 91.9% †
	Argentina 0.6%
	Grupo Financiero Galicia S.A., ADR (Banks)	43,000	$2,216,220
	Pampa Energia S.A., Sponsored ADR (Electric Utilities) (a)	28,000	1,822,800
			4,039,020
	Brazil 4.9%
	Ambev S.A. (Beverages)	458,800	3,047,899
	Banco Bradesco S.A. (Banks)	36,600	385,975
	Banco do Brasil S.A. (Banks)	215,000	2,369,165
	Banco Santander Brasil S.A. (Banks)	125,200	1,092,631
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	175,000	1,838,877
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation Infrastructure)	440,000	1,585,147
	Equatorial Energia S.A. (Electric Utilities)	90,000	1,740,524
	Estacio Participacoes S.A. (Diversified Consumer Services)	94,600	925,644
	Grendene S.A. (Textiles, Apparel & Luxury Goods)	31,300	264,165
	JBS S.A. (Food Products)	395,100	1,060,370
	Kroton Educacional S.A. (Diversified Consumer Services)	430,000	2,722,163
	Lojas Renner S.A. (Multiline Retail)	210,000	2,390,982
	Minerva S.A. (Food Products)	98,500	348,326
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels) (a)	31,900	159,241
	QGEP Participacoes S.A. (Oil, Gas & Consumable Fuels)	98,900	245,755
	Rumo S.A. (Road & Rail) (a)	680,000	2,595,772
	Sao Martinho S.A. (Food Products)	41,200	231,422
	SLC Agricola S.A. (Food Products)	14,700	114,642
	TIM Participacoes S.A. (Wireless Telecommunication Services)	500,000	1,823,406
	Vale S.A. (Metals & Mining)	526,436	5,297,354
	Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	126,300	685,904
			30,925,364
	Chile 0.3%
	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals)	32,000	1,781,120

	China 31.5%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	118,000	1,981,873
	Agricultural Bank of China, Ltd., Class H (Banks)	5,674,000	2,542,245
	Air China, Ltd., Class H (Airlines)	308,000	255,891
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	148,400	25,630,164
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	1,064,000	4,242,870
	Autohome, Inc., ADR (Internet Software & Services) (a)	49,100	2,949,928
¤	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	40,100	9,932,369
	Bank of China, Ltd., Class H (Banks)	10,393,000	5,122,260
	Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	2,100,000	1,690,947
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	800,000	2,130,165
	BYD Electronic International Co., Ltd. (Communications Equipment)	19,500	57,664
	China Communications Construction Co., Ltd., Class H (Construction & Engineering)	1,731,000	2,160,537
	China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	2,930,000	1,507,835
¤	China Construction Bank Corp., Class H (Banks)	10,527,100	8,732,604
	China Everbright Greentech, Ltd. (Independent Power & Renewable Electricity Producers) (a)(b)	17,901	15,102
	China Everbright International, Ltd. (Commercial Services & Supplies)	1,350,000	1,693,635
	China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (b)	3,891,000	1,738,388
	China Life Insurance Co., Ltd., Class H (Insurance)	1,000,000	2,976,343
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	50,000	41,669
	China Lumena New Materials Corp. (Chemicals) (a)(c)(d)(e)	260,000	0
	China Merchants Bank Co., Ltd., Class H (Banks)	921,500	3,238,155
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	997,000	10,101,970
	China National Building Material Co., Ltd., Class H (Construction Materials)	1,714,000	1,187,047
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	5,412,000	4,052,972
	China Railway Construction Corp., Ltd., Class H (Construction & Engineering)	1,050,000	1,330,713
	China Railway Group, Ltd., Class H (Construction & Engineering)	863,000	713,680
	China Shenhua Energy Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	991,500	2,330,373
	China Telecom Corp., Ltd., Class H (Diversified Telecommunication Services)	1,418,000	726,100
	China Vanke Co., Ltd., Class H (Real Estate Management & Development)	249,900	822,166
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail)	757,500	822,316
	Chongqing Rural Commercial Bank Co., Ltd., Class H (Banks)	1,327,000	840,884
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	1,100,000	1,748,937
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	1,400,000	2,344,206
	Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	1,578,000	2,084,715
	ENN Energy Holdings, Ltd. (Gas Utilities)	312,000	2,260,638
	Fuyao Glass Industry Group Co., Ltd., Class H (Auto Components) (b)	400,000	1,451,687
	Geely Automobile Holdings, Ltd. (Automobiles)	1,441,000	4,058,324
	Guangzhou Automobile Group Co., Ltd., Class H (Automobiles)	798,000	1,846,976
	Haitian International Holdings, Ltd. (Machinery)	506,000	1,454,209
	Hisense Kelon Electrical Holdings Co., Ltd., Class H (Household Durables)	796,000	871,243
¤	Industrial & Commercial Bank of China, Ltd., Class H (Banks)	12,413,000	9,216,473
	Minth Group, Ltd. (Auto Components)	160,000	837,729
	MMG, Ltd. (Metals & Mining) (a)	5,000,000	2,227,457
	Momo, Inc., Sponsored ADR (Internet Software & Services) (a)	58,000	1,817,720
	PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	3,500,000	2,217,855
	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	963,000	7,390,528
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (Pharmaceuticals)	490,000	2,032,362
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	315,000	953,678
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	3,821,000	1,389,170
	Silergy Corp. (Semiconductors & Semiconductor Equipment)	114,000	2,612,782
	Sinotruk Hong Kong, Ltd. (Machinery)	714,000	988,975
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	144,000	2,289,518
	TAL Education Group, ADR (Diversified Consumer Services)	97,000	3,269,870
¤	Tencent Holdings, Ltd. (Internet Software & Services)	717,100	30,862,950
	Weibo Corp., Sponsored ADR (Internet Software & Services) (a)	23,000	2,275,620
	Weichai Power Co., Ltd., Class H (Machinery)	1,445,000	1,583,440
	Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods) (a)	205,000	108,646
	Xingda International Holdings, Ltd. (Auto Components)	531,000	199,169
	Yanzhou Coal Mining Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	1,994,000	1,962,960
	YY, Inc., ADR (Internet Software & Services) (a)	25,500	2,212,890
	Zhejiang Expressway Co., Ltd., Class H (Transportation Infrastructure)	460,000	571,791
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	399,500	865,321
	ZTE Corp., Class H (Communications Equipment) (a)	700,000	2,289,544
			199,866,248
	Egypt 0.0% ‡
	Telecom Egypt Co. (Diversified Telecommunication Services)	431,179	316,361

	Greece 0.3%
	FF Group (Specialty Retail) (a)	25,025	543,922
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	28,244	674,642
	Mytilineos Holdings S.A. (Industrial Conglomerates) (a)	73,434	724,711
			1,943,275
	Hong Kong 1.1%
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(c)(d)(e)	75,000	0
	Haier Electronics Group Co., Ltd. (Household Durables) (a)	1,117,000	2,722,577
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	1,300,000	2,819,141
	SSY Group, Ltd. (Pharmaceuticals)	186,000	85,004
	Sun Art Retail Group, Ltd. (Food & Staples Retailing)	1,307,500	1,213,500
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	163,000	221,601
			7,061,823
	Hungary 0.3%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	83,000	944,155
	OTP Bank PLC (Banks)	23,642	887,041
			1,831,196
	India 8.3%
	Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	430,000	2,488,365
	Bajaj Finance, Ltd. (Consumer Finance)	75,000	2,108,198
	Balrampur Chini Mills, Ltd. (Food Products)	366,958	904,755
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	270,000	1,963,411
	Chennai Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	77,346	478,972
	Eicher Motors, Ltd. (Machinery)	4,200	2,007,345
	Godrej Consumer Products, Ltd. (Personal Products)	95,000	1,332,938
	Grasim Industries, Ltd. (Construction Materials)	20,328	353,219
	HCL Technologies, Ltd. (IT Services)	118,489	1,579,974
	Hindalco Industries, Ltd. (Metals & Mining)	581,332	2,143,061
	Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	305,838	2,013,324
	Hindustan Unilever, Ltd. (Household Products)	5,297	94,851
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	23,235	615,468
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	112,185	2,054,092
	Indian Bank (Banks)	226,099	907,927
	Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	333,718	2,041,800
	Infosys, Ltd. (IT Services)	50,688	697,620
	Karnataka Bank, Ltd. (Banks)	43,020	93,456
	Kaveri Seed Co., Ltd. (Food Products)	45,704	361,952
	KEC International, Ltd. (Construction & Engineering)	86,063	405,150
	Mahindra & Mahindra, Ltd. (Automobiles)	70,000	1,348,132
	Mangalore Refinery & Petrochemicals, Ltd. (Oil, Gas & Consumable Fuels)	60,822	118,720
	Motherson Sumi Systems, Ltd. (Auto Components)	470,000	2,420,874
	NTPC, Ltd. (Independent Power & Renewable Electricity Producers)	401,282	1,028,086
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	114,449	300,402
	Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	600,000	2,121,862
	Power Finance Corp., Ltd. (Diversified Financial Services)	795,043	1,486,750
	Power Grid Corp. of India, Ltd. (Electric Utilities)	580,000	1,876,209
	PTC India, Ltd. (Independent Power & Renewable Electricity Producers)	157,298	296,559
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	251,232	3,004,630
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	752,007	1,762,588
	Shree Cement, Ltd. (Construction Materials)	7,200	2,041,947
	SREI Infrastructure Finance, Ltd. (Diversified Financial Services)	127,059	198,992
	Tata Steel, Ltd. (Metals & Mining)	204,067	2,038,483
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	2,515	51,392
	Vedanta, Ltd. (Metals & Mining)	974,224	4,703,330
	Yes Bank, Ltd. (Banks)	610,000	3,261,987
			52,706,821
	Indonesia 1.6%
	PT Bank Negara Indonesia Persero Tbk (Banks)	2,066,900	1,135,575
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,900,000	3,288,848
	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	505,600	760,146
	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	5,300,000	1,841,562
	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,380,900	3,280,778
			10,306,909
	Malaysia 1.6%
	AirAsia BHD (Airlines)	2,279,700	1,862,632
	CIMB Group Holdings BHD (Banks)	2,049,400	3,057,720
	Kuala Lumpur Kepong BHD (Food Products)	102,200	594,442
	Malayan Banking BHD (Banks)	1,007,400	2,273,658
	My EG Services BHD (IT Services)	3,900,000	1,893,428
	PPB Group BHD (Food Products)	37,300	148,935
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	80,100	71,516
			9,902,331
	Mexico 3.1%
	America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	5,997,900	5,325,977
	Cemex S.A.B. de C.V. (Construction Materials) (a)	2,300,000	2,089,072
	Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	412,200	695,375
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	46,200	441,145
	Gruma S.A.B. de C.V., Class B (Food Products)	95,000	1,395,159
	Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	480,500	3,308,088
	Grupo Financiero Santander Mexico S.A.B de C.V., Class B (Banks)	302,300	613,564
	Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	500,000	1,531,302
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	128,900	174,415
	Unifin Financiera SAPI de C.V. SOFOM ENR (Consumer Finance)	540,000	1,810,379
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	1,101,100	2,521,465
			19,905,941
	Peru 0.4%
	Credicorp, Ltd. (Banks)	11,000	2,255,220

	Philippines 0.8%
	Ayala Land, Inc. (Real Estate Management & Development)	2,792,100	2,390,897
	Bloomberry Resorts Corp. (Hotels, Restaurants & Leisure) (a)	582,700	122,735
	DMCI Holdings, Inc. (Industrial Conglomerates)	524,100	160,946
	International Container Terminal Services, Inc. (Transportation Infrastructure)	950,000	1,944,901
	SM Prime Holdings, Inc. (Real Estate Management & Development)	416,000	282,113
			4,901,592
	Poland 1.4%
	Enea S.A. (Electric Utilities)	204,531	829,558
	Energa S.A. (Electric Utilities)	75,932	278,840
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels)	48,833	799,609
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	1,036,303	1,928,336
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	294,842	3,716,835
	Synthos S.A. (Chemicals)	266,181	374,944
	Tauron Polska Energia S.A. (Electric Utilities) (a)	1,219,154	1,252,899
			9,181,021
	Republic of Korea 14.3%
	BGF retail Co., Ltd. (Food & Staples Retailing)	14,000	1,014,537
	DGB Financial Group, Inc. (Banks)	120,499	1,104,675
	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	3,888	222,685
	Hana Financial Group, Inc. (Banks)	60,981	2,521,020
	Hansol Chemical Co., Ltd. (Chemicals)	12,000	761,689
	Hanwha Chemical Corp. (Chemicals)	65,897	1,866,991
	Hanwha Corp. (Industrial Conglomerates)	50,694	1,947,471
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	33,000	1,104,946
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	39,093	1,546,176
	Hyundai Motor Co. (Automobiles)	9,000	1,182,608
	Hyundai Robotics Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	4,200	1,562,143
	Industrial Bank of Korea (Banks)	70,714	889,057
	Kakao Corp. (Internet Software & Services)	12,500	1,571,572
	KB Financial Group, Inc. (Banks)	115,774	5,670,687
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,000	1,754,922
	Korea Electric Power Corp. (Electric Utilities)	45,973	1,565,414
	Korea Zinc Co., Ltd. (Metals & Mining)	5,400	2,336,142
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	39,527	1,054,306
	LG Electronics, Inc. (Household Durables)	31,187	2,243,689
	LG Innotek Co., Ltd. (Electronic Equipment, Instruments & Components)	11,000	1,479,024
	LG Uplus Corp. (Diversified Telecommunication Services)	125,000	1,456,978
	Lotte Himart Co., Ltd. (Specialty Retail)	9,967	571,731
	Mirae Asset Daewoo Co., Ltd. (Capital Markets)	240,000	2,059,807
	Modetour Network, Inc. (Hotels, Restaurants & Leisure)	36,096	764,245
	NCSoft Corp. (Software)	6,200	2,514,428
	NH Investment & Securities Co., Ltd. (Capital Markets)	94,138	1,117,804
	Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	37,500	2,285,328
	POSCO (Metals & Mining)	16,220	4,489,230
	Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(b)	7,500	2,210,023
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	12,452	27,875,259
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	105,453	7,632,648
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	7,798	1,354,871
	SK Materials Co., Ltd. (Chemicals)	4,500	693,849
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	9,604	2,138,229
			90,564,184
	Romania 0.1%
	NEPI Rockcastle PLC (Real Estate)	28,480	386,850

	Russia 2.0%
	Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	225,000	942,750
	Tatneft PJSC (Oil, Gas & Consumable Fuels)	400,000	2,841,904
	United Co. Rusal PLC (Metals & Mining)	4,000,000	3,021,148
	X5 Retail Group N.V., GDR (Food & Staples Retailing) (a)	54,000	2,424,060
	Yandex N.V., Class A (Internet Software & Services) (a)	104,000	3,426,800
			12,656,662
	Singapore 0.1%
	IGG, Inc. (Software)	717,000	960,088

	South Africa 4.5%
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,077	106,086
	Assore, Ltd. (Metals & Mining)	4,847	99,204
	Astral Foods, Ltd. (Food Products)	5,884	74,787
	Barclays Africa Group, Ltd. (Banks)	215,246	2,209,893
	Capitec Bank Holdings, Ltd. (Banks)	40,000	2,538,107
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	87,459	369,959
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	214,493	1,946,300
	FirstRand, Ltd. (Diversified Financial Services)	520,000	1,998,382
	Investec, Ltd. (Capital Markets)	139,502	1,009,783
	Kumba Iron Ore, Ltd. (Metals & Mining)	56,492	919,686
	Liberty Holdings, Ltd. (Insurance)	46,765	363,516
	MMI Holdings, Ltd. (Insurance)	40,050	51,324
¤	Naspers, Ltd., Class N (Media)	54,684	11,794,093
	Novus Holdings, Ltd. (Commercial Services & Supplies)	19,050	9,188
	Standard Bank Group, Ltd. (Banks)	230,070	2,681,736
	Steinhoff International Holdings N.V. (Household Durables)	479,872	2,127,724
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	129,338	566,408
			28,866,176
	Taiwan 10.9%
	Advantech Co., Ltd. (Technology Hardware, Storage & Peripherals)	4,998	35,601
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	90,000	2,080,530
	Chailease Holding Co., Ltd. (Diversified Financial Services)	19,000	45,802
	Charoen Pokphand Enterprise (Food Products)	19,000	40,288
	China General Plastics Corp. (Chemicals)	838,430	833,619
	China Life Insurance Co., Ltd. (Insurance)	2,142,000	2,016,690
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	313,000	365,910
	CTBC Financial Holding Co., Ltd. (Banks)	3,993,000	2,501,880
	E.Sun Financial Holding Co., Ltd. (Banks)	5,202,503	3,105,306
	Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	100,000	1,215,209
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	130,000	1,864,860
	Evergreen Marine Corp. Taiwan, Ltd. (Marine) (a)	132,000	76,177
	First Financial Holding Co., Ltd. (Banks)	1,229,000	788,288
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	70,000	70,406
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	1,078,462	1,682,207
	General Interface Solution Holding, Ltd. (Electronic Equipment, Instruments & Components)	195,000	1,938,811
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	118,000	1,151,827
	Grand Pacific Petrochemical (Chemicals)	1,156,000	867,267
	Great Wall Enterprise Co., Ltd. (Food Products)	139,000	146,683
	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	2,254,000	873,384
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,457,115	5,045,412
	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	120,000	299,960
	Innolux Corp. (Electronic Equipment, Instruments & Components)	4,445,000	2,074,157
	ITEQ Corp. (Electronic Equipment, Instruments & Components)	141,000	271,547
	King's Town Bank Co., Ltd. (Banks)	55,000	58,040
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	11,500	2,021,336
	Lien Hwa Industrial Corp. (Food Products)	716,850	697,371
	Macronix International Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	92,000	140,470
	Merry Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	405,000	2,550,950
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	703,000	1,989,098
	Nien Made Enterprise Co., Ltd. (Household Durables)	100,000	1,025,590
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	168,000	436,011
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	378,000	474,307
	Rechi Precision Co., Ltd. (Machinery)	115,000	114,909
	Syncmold Enterprise Corp. (Machinery)	55,000	125,874
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,964,000	21,161,654
	Taiwan Union Technology Corp. (Electronic Equipment, Instruments & Components)	248,000	657,539
	TPK Holding Co., Ltd. (Electronic Equipment, Instruments & Components) (a)	117,000	377,345
	Uni-President Enterprises Corp. (Food Products)	1,774,000	3,714,846
	United Integrated Services Co., Ltd. (Construction & Engineering)	86,000	145,489
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	1,027,000	894,104
	Yageo Corp. (Electronic Equipment, Instruments & Components)	138,683	964,982
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	4,911,000	2,113,460
			69,055,196
	Thailand 1.4%
	CP ALL PCL, NVDR (Food & Staples Retailing)	1,200,000	2,401,799
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	20,300	143,044
	Kasikornbank PCL, NVDR (Banks)	230,000	1,427,586
	Krung Thai Bank PCL, NVDR (Banks)	1,204,700	679,111
	PTT Global Chemical PCL, NVDR (Chemicals)	234,800	542,117
	Srisawad Corp. PCL, NVDR (Consumer Finance)	1,400,260	2,519,209
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	333,600	925,277
			8,638,143
	Turkey 1.9%
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	45,487	151,923
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	432,973	939,357
	KOC Holding AS (Industrial Conglomerates)	480,000	2,202,669
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	339,822	1,683,397
	Tekfen Holding A.S. (Construction & Engineering)	156,216	513,420
	Turk Hava Yollari AO (Airlines) (a)	700,000	1,719,081
	Turkiye Garanti Bankasi A.S. (Banks)	720,000	1,956,132
	Turkiye Halk Bankasi A.S. (Banks)	392,672	1,335,743
	Turkiye Is Bankasi, Class C (Banks)	646,790	1,230,788
	Turkiye Vakiflar Bankasi TAO, Class D (Banks)	274,335	482,768
			12,215,278
	Ukraine 0.1%
	Kernel Holding S.A. (Food Products)	27,188	414,563

	United Arab Emirates 0.4%
	NMC Health PLC (Health Care Providers & Services)	72,000	2,654,164

	Total Common Stocks (Cost $495,519,456)		583,335,546

	Exchange-Traded Funds 1.4%
	United States 1.4%
	iShares MSCI Emerging Markets ETF	26,462	1,185,762
	iShares MSCI Russia Capped ETF	119,000	4,001,970
	VanEck Vectors Russia ETF	157,600	3,512,904
			8,700,636
	Total Exchange-Traded Funds (Cost $8,252,199)		8,700,636

	Preferred Stocks 6.1%
	Brazil 4.1%
	Banco ABC Brasil S.A. 6.56% (Banks)	59,500	331,396
	Banco Bradesco S.A. 4.18% (Banks)	325,890	3,606,537
	Banco do Estado do Rio Grande do Sul S.A. 4.66% Class B (Banks)	175,800	979,149
	Braskem S.A. 3.58% Class A (Chemicals)	52,700	706,017
	Cia Energetica de Minas Gerais 6.15% (Electric Utilities)	719,400	1,812,611
	Cia Paranaense de Energia 7.39% Class B (Electric Utilities)	201,700	1,797,828
¤	Itau Unibanco Holding S.A. 4.76% (Banks)	669,430	9,162,746
	Itausa - Investimentos Itau S.A. 0.00% (Banks)	402,900	1,403,150
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	868,900	4,197,518
	Vale S.A. 3.82% (Metals & Mining)	212,600	1,982,920
			25,979,872
	Republic of Korea 2.0%
	Hyundai Motor Co. 3.74% (Automobiles)	10,922	977,435
	Hyundai Motor Co. 3.89% (Automobiles)	16,373	1,338,030
	LG Chem, Ltd. 2.48% (Chemicals)	18,808	4,162,769
¤	Samsung Electronics Co., Ltd. 1.44% (Technology Hardware, Storage & Peripherals)	3,643	6,558,577
			13,036,811
	Total Preferred Stocks (Cost $34,496,885)		39,016,683

		Principal Amount
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $2,042,662 (Collateralized by United States Treasury Notes with a rate of 2.25% and maturity dates between 12/31/23 and 01/31/24, with a Principal Amount of $2,055,000 and a Market Value of $2,086,678)	$2,042,641	2,042,641
	Total Short-Term Investment (Cost $2,042,641)		2,042,641
	Total Investments (Cost $540,311,181)	99.7%	633,095,506
	Other Assets, Less Liabilities	0.3	1,780,432
	Net Assets	100.0%	$634,875,938

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $0, which represented 0.0% of the Portfolio's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of these securities was $0, which represented 0.0% of the Portfolio's net assets.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$583,335,546	$—	$0	$583,335,546
Exchange-Traded Funds	8,700,636	—	—	8,700,636
Preferred Stocks	39,016,683	—	—	39,016,683
Short-Term Investment
Repurchase Agreement	—	2,042,641	—	2,042,641
Total Investments in Securities	$631,052,865	$2,042,641	$0	$633,095,506

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $0 and $0 are held in China and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, certain foreign equity securities with a market value of $237,804,168 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Common Stocks
China	$121,197	$-	$75,634	$107,189	$-	$(304,020)	$-	$-	0	-
Hong Kong	-	-	-	-	-	-	-	-	0	-
South Africa	22	-	-	75,062	-	(75,084)	-	-	-	-
Total	$121,219	$-	$75,634	$182,251	$-	$(379,104)	$-	$-	$-	$-

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 5.0%
	Boeing Co.	63,851	$16,231,563
	General Dynamics Corp.	48,647	10,000,850
	Lockheed Martin Corp.	57,379	17,804,130
	Raytheon Co.	53,021	9,892,658
	United Technologies Corp.	92,929	10,787,198
			64,716,399
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc., Class B	116,629	14,005,977

	Automobiles 0.7%
	Dong Energy A/S	119,123	9,502,084

	Banks 3.5%
	Commonwealth Bank of Australia, Sponsored ADR	117,820	6,972,588
	M&T Bank Corp.	50,518	8,135,419
	People's United Financial, Inc.	490,214	8,892,482
	U.S. Bancorp	218,912	11,731,494
	Wells Fargo & Co.	176,502	9,734,085
			45,466,068
	Beverages 3.3%
	Coca-Cola Co.	288,765	12,997,313
	Coca-Cola European Partners PLC	251,344	10,460,937
	Molson Coors Brewing Co., Class B	116,629	9,521,592
	PepsiCo., Inc.	92,305	10,285,546
			43,265,388
	Biotechnology 2.5%
¤	AbbVie, Inc.	262,607	23,335,258
	Amgen, Inc.	47,400	8,837,730
			32,172,988
	Capital Markets 2.2%
	BlackRock, Inc.	31,808	14,221,039
	CME Group, Inc.	102,908	13,962,557
			28,183,596
	Chemicals 2.0%
	Agrium, Inc.	76,713	8,224,401
	DowDuPont, Inc.	260,075	18,004,992
			26,229,393
	Commercial Services & Supplies 2.4%
	Deluxe Corp.	129,726	9,464,809
	Republic Services, Inc.	127,816	8,443,525
	Waste Management, Inc.	169,641	13,277,801
			31,186,135
	Communications Equipment 1.3%
	Cisco Systems, Inc.	483,353	16,255,161

	Containers & Packaging 0.9%
	Bemis Co., Inc.	252,591	11,510,572

	Distributors 0.9%
	Genuine Parts Co.	120,371	11,513,486

	Diversified Telecommunication Services 3.9%
	AT&T, Inc.	544,474	21,327,046
	CenturyLink, Inc.	361,112	6,825,017
¤	Verizon Communications, Inc.	441,567	21,853,151
			50,005,214
	Electric Utilities 8.7%
	American Electric Power Co., Inc.	182,866	12,844,508
¤	Duke Energy Corp.	290,012	24,337,807
	Entergy Corp.	235,128	17,954,374
	Eversource Energy	279,409	16,887,480
	Great Plains Energy, Inc.	268,807	8,144,852
¤	PPL Corp.	588,352	22,327,958
	Southern Co.	211,965	10,415,960
			112,912,939
	Electrical Equipment 2.2%
	Eaton Corp. PLC	188,976	14,511,467
	Emerson Electric Co.	225,773	14,187,575
			28,699,042
	Equity Real Estate Investment Trusts 3.5%
	Iron Mountain, Inc.	389,178	15,139,024
	Public Storage	41,787	8,942,000
	Welltower, Inc.	301,238	21,171,007
			45,252,031
	Food & Staples Retailing 1.7%
	CVS Health Corp.	102,284	8,317,735
	Wal-Mart Stores, Inc.	175,878	13,743,107
			22,060,842
	Food Products 2.2%
	Campbell Soup Co.	237,623	11,125,509
	Kraft Heinz Co.	225,773	17,508,696
			28,634,205
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	111,015	8,633,637

	Health Care Providers & Services 0.7%
	UnitedHealth Group, Inc.	43,034	8,428,209

	Hotels, Restaurants & Leisure 1.5%
	Brinker International, Inc.	199,920	6,369,451
	McDonald's Corp.	83,136	13,025,749
			19,395,200
	Household Products 3.6%
	Colgate-Palmolive Co.	94,800	6,906,180
¤	Kimberly-Clark Corp.	182,739	21,504,726
	Procter & Gamble Co.	200,826	18,271,149
			46,682,055
	Industrial Conglomerates 2.5%
¤	3M Co.	110,392	23,171,281
	Honeywell International, Inc.	69,193	9,807,416
			32,978,697
	Insurance 4.5%
	Allianz S.E., Sponsored ADR	549,464	12,302,499
	Arthur J. Gallagher & Co.	324,938	19,999,934
	Marsh & McLennan Cos., Inc.	117,557	9,852,452
	MetLife, Inc.	162,119	8,422,082
	Travelers Cos., Inc.	64,863	7,947,015
			58,523,982
	IT Services 1.7%
	Automatic Data Processing, Inc.	89,810	9,818,029
	Paychex, Inc.	205,191	12,303,253
			22,121,282
	Media 1.1%
	Regal Entertainment Group, Class A	391,049	6,256,784
	Time Warner, Inc.	72,347	7,411,950
			13,668,734
	Multi-Utilities 7.7%
¤	Ameren Corp.	389,178	22,510,055
	CMS Energy Corp.	348,638	16,148,912
	Dominion Energy, Inc.	208,933	16,073,216
	NiSource, Inc.	370,467	9,480,251
	Vectren Corp.	201,449	13,249,301
¤	WEC Energy Group, Inc.	364,230	22,866,359
			100,328,094
	Oil, Gas & Consumable Fuels 6.1%
	Enterprise Products Partners, L.P.	641,145	16,714,650
	Exxon Mobil Corp.	183,362	15,032,017
	Magellan Midstream Partners, L.P.	141,272	10,038,788
	Occidental Petroleum Corp.	254,462	16,339,005
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR	356,122	21,573,871
			79,698,331
	Pharmaceuticals 4.4%
	Johnson & Johnson	152,178	19,784,662
	Merck & Co., Inc.	251,967	16,133,447
	Pfizer, Inc.	580,024	20,706,857
			56,624,966
	Semiconductors & Semiconductor Equipment 5.4%
	Analog Devices, Inc.	142,823	12,307,058
	Intel Corp.	261,323	9,951,180
	Microchip Technology, Inc.	110,629	9,932,272
	QUALCOMM, Inc.	322,444	16,715,497
¤	Texas Instruments, Inc.	240,118	21,524,177
			70,430,184
	Software 2.0%
	Microsoft Corp.	255,710	19,047,838
	Oracle Corp.	150,307	7,267,343
			26,315,181
	Specialty Retail 0.8%
	Home Depot, Inc.	67,358	11,017,074

	Technology Hardware, Storage & Peripherals 0.8%
	Apple, Inc.	64,717	9,974,184

	Tobacco 4.6%
	Altria Group, Inc.	318,078	20,172,507
	British American Tobacco PLC, Sponsored ADR	314,344	19,630,783
	Philip Morris International, Inc.	182,739	20,285,856
			60,089,146
	Wireless Telecommunication Services 1.3%
	Vodafone Group PLC, Sponsored ADR	603,724	17,181,985

	Total Common Stocks (Cost $1,206,371,985)		1,263,662,461

	Principal Amount
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $32,410,843 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 8/15/23, with a Principal Amount of $32,085,000, and a Market Value of $33,060,544)	$32,410,519	32,410,519
Total Short-Term Investment (Cost $32,410,519)		32,410,519
Total Investments (Cost $1,238,782,504)	99.9%	1,296,072,980
Other Assets, Less Liabilities	0.1	1,629,611
Net Assets	100.0%	$1,297,702,591

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,263,662,461	$—	$—	$1,263,662,461
Short-Term Investment
Repurchase Agreement	—	32,410,519	—	32,410,519
Total Investments in Securities	$1,263,662,461	$32,410,519	$—	$1,296,072,980

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 2.2%
¤	Hexcel Corp.	199,415	$11,450,409

	Auto Components 1.9%
¤	LCI Industries	81,420	9,432,507

	Banks 12.3%
	Bank of Hawaii Corp.	112,960	9,416,346
¤	Bank of The Ozarks, Inc.	257,753	12,385,032
¤	BankUnited, Inc.	328,979	11,701,783
	CVB Financial Corp.	104,775	2,532,412
	Eagle Bancorp, Inc. (a)	40,636	2,724,644
	Glacier Bancorp, Inc.	74,558	2,815,310
	LegacyTexas Financial Group, Inc.	61,773	2,465,978
¤	Texas Capital Bancshares, Inc. (a)	114,448	9,819,638
	Western Alliance Bancorp (a)	164,680	8,741,214
			62,602,357
	Building Products 3.5%
	Armstrong Flooring, Inc. (a)	250,633	3,947,470
	Insteel Industries, Inc.	134,633	3,515,267
¤	JELD-WEN Holding, Inc. (a)	294,788	10,470,870
			17,933,607
	Capital Markets 4.9%
	Artisan Partners Asset Management, Inc., Class A	85,906	2,800,536
	Diamond Hill Investment Group, Inc.	34,552	7,337,117
	FactSet Research Systems, Inc.	23,611	4,252,577
	Morningstar, Inc.	74,968	6,371,530
	Pzena Investment Management, Inc., Class A	387,742	4,222,511
			24,984,271
	Chemicals 1.2%
	Valvoline, Inc.	250,445	5,872,935

	Commercial Services & Supplies 3.0%
	KAR Auction Services, Inc.	188,131	8,981,374
	US Ecology, Inc.	118,766	6,389,611
			15,370,985
	Communications Equipment 2.0%
	Harmonic, Inc. (a)	1,067,775	3,256,714
	NetScout Systems, Inc. (a)	218,481	7,067,860
			10,324,574
	Construction Materials 1.7%
	Summit Materials, Inc., Class A (a)	265,933	8,517,834

	Diversified Consumer Services 1.4%
	Service Corporation International	199,528	6,883,716

	Electronic Equipment, Instruments & Components 5.3%
	Coherent, Inc. (a)	31,854	7,491,105
¤	Universal Display Corp.	107,866	13,898,534
	VeriFone Systems, Inc. (a)	288,197	5,844,635
			27,234,274
	Energy Equipment & Services 2.4%
	Core Laboratories N.V.	32,239	3,181,989
	Newpark Resources, Inc. (a)	489,141	4,891,410
	Oil States International, Inc. (a)	166,743	4,226,935
			12,300,334
	Equity Real Estate Investment Trusts (REITs) 4.5%
	CubeSmart	293,088	7,608,564
	GEO Group, Inc.	195,477	5,258,331
	Kite Realty Group Trust	227,958	4,616,150
	Physicians Realty Trust	306,968	5,442,543
			22,925,588
	Food Products 3.9%
	B&G Foods, Inc.	197,228	6,281,712
	Fresh Del Monte Produce, Inc.	107,531	4,888,359
	TreeHouse Foods, Inc. (a)	131,833	8,929,049
			20,099,120
	Health Care Equipment & Supplies 0.8%
	Natus Medical, Inc. (a)	107,579	4,034,213

	Health Care Providers & Services 4.5%
	HealthSouth Corp.	178,099	8,254,889
	Molina Healthcare, Inc. (a)	73,940	5,084,114
	Patterson Cos., Inc.	161,682	6,249,009
	Universal Health Services, Inc., Class B	29,250	3,244,995
			22,833,007
	Hotels, Restaurants & Leisure 5.1%
	Cedar Fair, L.P.	126,886	8,135,930
	Cheesecake Factory, Inc.	131,296	5,530,188
	Eldorado Resorts, Inc. (a)	248,561	6,375,590
	Red Rock Resorts, Inc., Class A	262,131	6,070,954
			26,112,662
	Household Durables 1.2%
	NVR, Inc. (a)	2,184	6,235,320

	Household Products 1.1%
	Central Garden & Pet Co., Class A (a)	145,421	5,408,207

	Insurance 2.9%
¤	Markel Corp. (a)	10,212	10,906,212
	ProAssurance Corp.	67,036	3,663,517
			14,569,729
	Internet Software & Services 1.0%
	Criteo S.A., Sponsored ADR (a)	116,685	4,842,428

	IT Services 2.3%
	CSRA, Inc.	239,834	7,739,443
	Sabre Corp.	226,559	4,100,718
			11,840,161
	Leisure Products 1.6%
	Brunswick Corp.	141,087	7,896,639

	Life Sciences Tools & Services 1.9%
¤	Bio-Rad Laboratories, Inc., Class A (a)	43,745	9,721,014

	Machinery 5.8%
	John Bean Technologies Corp.	72,341	7,313,675
	Mueller Industries, Inc.	122,945	4,296,928
	Welbilt, Inc. (a)	284,005	6,546,315
¤	Woodward, Inc.	143,881	11,166,605
			29,323,523
	Media 1.2%
	Live Nation Entertainment, Inc. (a)	141,753	6,173,343

	Metals & Mining 2.5%
	Compass Minerals International, Inc.	103,298	6,704,040
	Reliance Steel & Aluminum Co.	77,999	5,941,184
			12,645,224
	Multi-Utilities 2.2%
	Black Hills Corp.	123,884	8,531,891
	NorthWestern Corp.	50,666	2,884,922
			11,416,813
	Pharmaceuticals 0.7%
	Pacira Pharmaceuticals, Inc. (a)	92,552	3,475,328

	Real Estate Management & Development 3.2%
	Howard Hughes Corp. (a)	67,333	7,940,581
	Jones Lang LaSalle, Inc.	69,679	8,605,356
			16,545,937
	Road & Rail 2.2%
	AMERCO	10,928	4,096,907
	Genesee & Wyoming, Inc., Class A (a)	96,001	7,105,034
			11,201,941
	Semiconductors & Semiconductor Equipment 2.5%
	Cypress Semiconductor Corp.	454,984	6,833,860
	Inphi Corp. (a)	145,208	5,763,305
			12,597,165
	Software 2.6%
	PTC, Inc. (a)	154,601	8,700,944
	TiVo Corp.	233,964	4,644,186
			13,345,130
	Textiles, Apparel & Luxury Goods 2.1%
	Carter's, Inc.	78,772	7,778,735
	Oxford Industries, Inc.	48,923	3,108,567
			10,887,302
	Total Common Stocks (Cost $426,124,450)		497,037,597

		Principal Amount
	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $12,877,128 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 8/15/23, with a Principal Amount of $12,750,000 and a Market Value of $13,137,664)	$12,876,999	12,876,999
	Total Short-Term Investment (Cost $12,876,999)		12,876,999
	Total Investments (Cost $439,001,449)	100.1%	509,914,596
	Other Assets, Less Liabilities	(0.1)	(621,502)
	Net Assets	100.0%	$509,293,094

†	Percentages indicated are based on Portfolio net assets.

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.

(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$497,037,597	$—	$—	$497,037,597
Short-Term Investment
Repurchase Agreement	—	12,876,999	—	12,876,999
Total Investments in Securities	$497,037,597	$12,876,999	$—	$509,914,596

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.2% †
	Corporate Bonds 2.9%
	Auto Manufacturers 0.1%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$409,000
	Delphi Jersey Holdings 5.00%, due 10/1/25 (a)	800,000	814,000
			1,223,000
	Automobile 0.1%
	Goodyear Tire & Rubber Co. 4.875%, due 3/15/27	750,000	772,110

	Cargo Transport 0.1%
	Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (a)	500,000	520,000

	Chemicals, Plastics & Rubber 0.4%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	407,000
	Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	537,500
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,554,375
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,050,000	1,113,000
			3,611,875
	Commercial Services 0.3%
	Hertz Corp. 7.625%, due 6/1/22 (a)	2,000,000	2,062,500
	KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	364,000
	Wrangler Buyer Corp. 6.00%, due 10/1/25 (a)	250,000	254,375
			2,680,875
	Containers, Packaging & Glass 0.2%
	ARD Finance S.A. (7.875% PIK) 7.125%, due 9/15/23 (c)	670,000	717,101
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	600,000	658,122
	Greif, Inc. 7.75%, due 8/1/19	650,000	708,500
			2,083,723
	Diversified/Conglomerate Manufacturing 0.2%
	Acco Brands Corp. 5.25%, due 12/15/24 (a)	1,880,000	1,950,500
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26	200,000	211,000
			2,161,500
	Ecological 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	836,000

	Healthcare, Education & Childcare 0.1%
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	170,000	182,750
	Valeant Pharmaceuticals International, Inc. 6.50%, due 3/15/22 (a)	1,000,000	1,057,500
			1,240,250
	Hotels, Motels, Inns & Gaming 0.2%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24	1,250,000	1,278,125

	Media 0.4%
	E.W. Scripps Co. 5.125%, due 5/15/25 (a)	500,000	510,000
	Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	600,000	624,000
	SFR Group S.A. 6.00%, due 5/15/22 (a)	2,000,000	2,090,000
			3,224,000
	Mining, Steel, Iron & Non-Precious Metals 0.0% ‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	170,000	191,165

	Oil & Gas 0.1%
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	200,000	155,750
	FTS International, Inc. 8.82% (3-month USD-LIBOR-BBA + 7.50%), due 6/15/20 (a)(d)	830,000	843,487
			999,237
	Retail Store 0.0% ‡
	PetSmart, Inc. 5.875%, due 6/1/25 (a)	200,000	174,500

	Utilities 0.6%
	Dynegy, Inc.
	7.375%, due 11/1/22	1,000,000	1,041,250
	7.625%, due 11/1/24	1,500,000	1,554,375
	8.125%, due 1/30/26 (a)	1,250,000	1,287,500
	NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,394,250
			5,277,375
	Total Corporate Bonds (Cost $25,240,487)		26,273,735

	Floating Rate Loans 85.5% (e)
	Aerospace & Defense 1.3%
	American Airlines, Inc. 2016 Term Loan B 3.73%, due 12/14/23	1,803,808	1,806,063
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 4.99%, due 7/7/22	5,131,000	5,164,351
	Engility Corp. Term Loan B2 4.49%, due 8/12/23	819,118	827,718
	TransDigm, Inc. 2016 Extended Term Loan F 4.27%, due 6/9/23	3,724,412	3,732,561
			11,530,693
	Automobile 2.2%
	American Axle and Manufacturing, Inc. Term Loan B 3.49%, due 4/6/24	3,446,275	3,436,222
	AP Exhaust Acquisition LLC 1st Lien Term Loan 6.31%, due 5/10/24	2,493,750	2,428,289
	CH Hold Corp. 1st Lien Term Loan 4.24%, due 2/1/24	1,959,000	1,969,612
	Federal-Mogul Holdings Corp. New Term Loan C 4.98%, due 4/15/21	3,482,881	3,496,667
	KAR Auction Services, Inc. Term Loan B5 3.88%, due 3/9/23	2,326,298	2,337,204
	Tower Automotive Holdings USA LLC 2017 Term Loan B 4.00%, due 3/7/24	2,787,642	2,794,611
	Truck Hero, Inc. 1st Lien Term Loan 5.33%, due 4/21/24	2,277,625	2,267,945
	U.S. Farathane LLC 2017 Term Loan B4 4.83%, due 12/23/21 (f)	1,454,756	1,458,393
			20,188,943
	Banking 1.4%
¤	Capital Automotive L.P.
	2017 1st Lien Term Loan 4.24%, due 3/24/24	4,841,604	4,864,805
	2017 2nd Lien Term Loan 7.24%, due 3/24/25	2,977,804	3,007,582
	Focus Financial Partners LLC 1st Lien Term Loan 4.55%, due 7/3/24	1,500,000	1,511,250
	Jane Street Group LLC 2017 Term Loan B 5.74%, due 8/25/22	1,050,000	1,060,500
	Russell Investment Group Term Loan B 5.49%, due 6/1/23	994,962	1,004,497
	VFH Parent LLC 2017 Term Loan 5.06%, due 12/30/21	826,087	834,003
	Virtus Investment Partners, Inc. Term Loan 5.07%, due 6/1/24	800,000	809,000
			13,091,637
	Beverage, Food & Tobacco 2.9%
	Acosta Holdco, Inc. 2015 Term Loan 4.49%, due 9/26/21	2,180,949	1,929,867
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.49%, due 7/23/21	3,360,185	3,168,026
	Incremental Term Loan B 4.56%, due 7/25/21	997,500	940,456
	2014 2nd Lien Term Loan 7.74%, due 7/25/22	625,000	542,187
	Albertsons LLC
	2017 Term Loan B4 3.99%, due 8/25/21	2,436,028	2,341,252
	2017 Term Loan B6 4.32%, due 6/22/23	2,712,193	2,600,800
	American Seafoods Group LLC 2017 1st Lien Term Loan 4.56%, due 8/21/23	770,000	770,577
	Arctic Glacier U.S.A., Inc. 2017 Term Loan B 5.49%, due 3/20/24	1,791,000	1,805,552
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.33%, due 8/16/23	2,227,500	2,239,566
	B&G Foods, Inc. 2017 Term Loan B 3.49%, due 11/2/22	746,795	750,129
	Chobani LLC 1st Lien Term Loan 5.49%, due 10/7/23	994,987	997,890
	Crossmark Holdings, Inc. (b)
	1st Lien Term Loan 4.83%, due 12/20/19	107,852	72,261
	2nd Lien Term Loan 8.83%, due 12/21/20 (f)	800,000	304,000
	Hostess Brands LLC 2017 Term Loan 3.74%, due 8/3/22	2,470,066	2,477,784
	JBS USA LLC 2017 Term Loan B 3.80%, due 10/30/22	1,990,000	1,962,140
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.49%, due 5/24/24	997,500	998,996
	U.S. Foods, Inc. 2016 Term Loan B 3.99%, due 6/27/23	2,464,952	2,478,941
			26,380,424
	Broadcasting & Entertainment 3.7%
	CBS Radio, Inc. Term Loan B 4.74%, due 10/17/23	1,796,321	1,806,987
	Charter Communications Operating LLC 2016 Term Loan I Add 3.49%, due 1/15/24	2,743,929	2,753,455
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.49%, due 12/23/20	1,936,139	1,591,023
	Entercom Radio LLC 2016 Term Loan 4.74%, due 11/1/23	1,821,591	1,823,868
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 8.46%, due 1/6/23	888,750	860,977
	iHeartCommunications, Inc. Term Loan D 8.08%, due 1/30/19	1,750,000	1,344,000
	Mission Broadcasting, Inc. 2017 Term Loan B2 3.74%, due 1/17/24	167,996	168,355
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 3.74%, due 1/17/24	1,341,949	1,344,815
	Tribune Media Co.
	Term Loan 4.24%, due 12/27/20	208,885	209,081
	Term Loan C 4.24%, due 1/27/24	3,360,742	3,364,943
	Unitymedia Finance LLC Term Loan B 3.49%, due 9/30/25	1,500,000	1,496,016
¤	Univision Communications, Inc. Term Loan C5 3.99%, due 3/15/24	10,335,981	10,237,324
	Virgin Media Bristol LLC Term Loan I 3.98%, due 1/31/25	5,000,000	5,017,970
	WideOpenWest Finance LLC 2017 Term Loan B 4.48%, due 8/18/23	1,985,000	1,981,810
			34,000,624
	Buildings & Real Estate 3.0%
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.57%, due 11/4/21	3,431,506	3,437,226
	GYP Holdings III Corp. 2017 Term Loan B 4.31%, due 4/1/23	1,980,038	1,991,795
	HD Supply Waterworks, Ltd. 2017 Term Loan B 4.46%, due 8/1/24	1,125,000	1,128,375
	Jeld-Wen, Inc. 2017 Term Loan B 4.33%, due 7/1/22	2,855,859	2,875,748
	Priso Acquisition Corp. 2017 Term Loan B 4.24%, due 5/8/22 (b)	2,113,225	2,116,748
	Realogy Corp. 2017 Term Loan B 3.49%, due 7/20/22	5,907,223	5,930,604
	SRS Distribution, Inc. 2015 Term Loan B 4.53%, due 8/25/22	1,484,887	1,490,920
	VC GB Holdings, Inc. 1st Lien Term Loan 4.99%, due 2/28/24 (f)	2,437,995	2,450,185
	Wilsonart LLC 2017 Term Loan B 4.59%, due 12/19/23	6,086,120	6,098,901
			27,520,502
	Chemicals, Plastics & Rubber 4.7%
	Allnex USA, Inc. Term Loan B3 4.57%, due 9/13/23 (f)	978,987	980,211
	ASP Chromaflo Intermediate Holdings, Inc. Term Loan B1 5.24%, due 11/18/23	215,731	216,540
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.33%, due 6/1/24	2,493,750	2,505,179
	Colouroz Investment 2 LLC 2nd Lien Term Loan B2 8.56%, due 9/6/22 (f)	378,732	366,423
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.74%, due 8/1/21	1,688,290	1,695,044
	New 2nd Lien Term Loan 8.99%, due 8/1/22	700,000	698,032
	Flex Acquisition Co., Inc. 1st Lien Term Loan 4.30%, due 12/29/23	1,496,250	1,495,502
	Flint Group U.S. LLC 1st Lien Term Loan B2 4.31%, due 9/7/21	2,452,166	2,389,329
	Huntsman International LLC Term Loan B2 4.24%, due 4/1/23	663,084	665,778
	Ineos U.S. Finance LLC 2022 Term Loan 3.99%, due 3/31/22	3,227,759	3,242,687
	KMG Chemicals, Inc. Term Loan B 5.49%, due 6/15/24	733,636	744,182
	Kraton Polymers LLC 2017 Term Loan 4.24%, due 1/6/22	293,427	296,706
	MacDermid, Inc. Term Loan B6 4.24%, due 6/7/23	3,655,288	3,667,855
	Nexeo Solutions LLC 2017 Term Loan B 5.07%, due 6/9/23	3,534,370	3,557,343
	OXEA Finance LLC Term Loan B2 4.48%, due 1/15/20	2,464,162	2,443,628
	PQ Corp. 2017 Term Loan 4.56%, due 11/4/22	1,856,815	1,872,730
	Solenis International L.P.
	1st Lien Term Loan 4.57%, due 7/31/21	1,361,524	1,358,120
	2nd Lien Term Loan 8.07%, due 7/31/22	750,000	746,953
	Tronox Blocked Borrower LLC Term Loan B TBD, due 9/13/24	1,209,302	1,212,893
	Tronox Finance LLC Term Loan B TBD, due 9/13/24	2,790,698	2,798,983
	Univar, Inc. 2017 Term Loan B 3.99%, due 7/1/22	6,860,656	6,877,808
	Venator Materials Corp. Term Loan B 4.31%, due 8/8/24 (f)	2,000,000	2,007,500
	Zep, Inc. 2017 1st Lien Term Loan 5.24%, due 8/12/24	1,500,000	1,503,750
			43,343,176
	Commercial Services 0.4%
	Avantor, Inc. 2017 1st Lien Term Loan TBD, due 9/7/24	3,150,000	3,155,062

	Containers, Packaging & Glass 4.5%
	Anchor Glass Container Corp.
	2017 1st Lien Term Loan 4.01%, due 12/7/23	3,176,000	3,185,925
	2016 2nd Lien Term Loan 9.07%, due 12/7/24	500,000	506,875
	Berlin Packaging LLC 2017 Term Loan B 4.53%, due 10/1/21	1,477,266	1,484,114
	Berry Plastics Group, Inc.
	Term Loan L 3.49%, due 1/6/21	2,622,173	2,627,305
	Term Loan M 3.49%, due 10/1/22	2,603,827	2,606,540
	BWAY Holding Co. 2017 Term Loan B 4.48%, due 4/3/24	3,990,000	3,995,702
	Caraustar Industries, Inc. 2017 Term Loan B 6.83%, due 3/14/22	1,789,206	1,788,088
	Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 4.49%, due 5/16/24	2,992,500	2,999,048
	Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.74%, due 5/22/24	2,000,000	2,009,376
	Fort Dearborn Co.
	2016 1st Lien Term Loan 5.30%, due 10/19/23	2,481,250	2,495,723
	2016 2nd Lien Term Loan 9.80%, due 10/19/24 (f)	1,000,000	992,500
	Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 5.58%, due 6/30/22	2,500,000	2,502,082
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.48%, due 10/3/22 (f)	351,323	347,809
	Ranpak Corp. 2015 Term Loan 4.49%, due 10/1/21	1,768,859	1,768,859
¤	Reynolds Group Holdings, Inc. 2017 Term Loan 4.24%, due 2/5/23	7,246,366	7,274,844
	Signode Industrial Group U.S., Inc. Term Loan B 4.03%, due 5/4/21	3,343,611	3,339,432
	Tekni-Plex, Inc. 2015 Term Loan B 4.81%, due 6/1/22	1,564,000	1,562,045
			41,486,267
	Diversified/Conglomerate Manufacturing 1.8%
	Allied Universal Holdco LLC 2015 Term Loan 5.08%, due 7/28/22	1,780,140	1,776,432
	Anvil International LLC Term Loan B TBD, due 8/2/24	1,487,500	1,494,937
	Applied Systems, Inc. 2017 2nd Lien Term Loan 8.32%, due 9/19/25	460,000	471,500
	Clark Equipment Co. 2017 Term Loan B 4.08%, due 5/18/24	2,487,500	2,499,420
	Filtration Group Corp. 1st Lien Term Loan 4.24%, due 11/21/20	2,992,214	3,006,639
	Gardner Denver, Inc. 2017 Term Loan B 4.08%, due 7/30/24	1,375,298	1,375,829
	Hyster-Yale Group, Inc. Term Loan B 5.24%, due 5/30/23	493,750	497,453
	Mueller Water Products, Inc. 2017 Term Loan B 3.77%, due 11/25/21	1,507,608	1,514,675
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.99%, due 11/15/23	3,137,929	3,132,372
	TRC Cos., Inc. Term Loan 5.24%, due 6/21/24	900,000	904,500
			16,673,757
	Diversified/Conglomerate Service 5.7%
	Applied Systems, Inc. 2017 1st Lien Term Loan 4.57%, due 9/19/24	3,000,000	3,027,084
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.23%, due 12/18/20	3,384,571	3,395,675
	CCC Information Services, Inc. 2017 1st Lien Term Loan 4.24%, due 4/27/24	1,995,000	1,989,598
	Change Healthcare Holdings, Inc. 2017 Term Loan B 3.99%, due 3/1/24	2,132,143	2,135,874
	CompuCom Systems, Inc. REFI Term Loan B 4.49%, due 5/9/20 (b)	2,017,752	1,755,445
	First Data Corp. 2017 Term Loan 3.74%, due 4/26/24	5,451,346	5,465,596
	Greeneden U.S. Holdings II LLC 2017 Term Loan B2 5.08%, due 12/1/23	1,488,769	1,495,415
	Information Resources, Inc. 1st Lien Term Loan 5.49%, due 1/18/24	684,063	689,193
	J.D. Power and Associates
	1st Lien Term Loan 5.58%, due 9/7/23	2,894,358	2,903,403
	2nd Lien Term Loan 9.83%, due 9/7/24	375,000	378,750
	Kronos, Inc. 2017 Term Loan B 4.81%, due 11/1/23	4,118,927	4,138,887
	Mitchell International, Inc. New 1st Lien Term Loan 4.81%, due 10/13/20	3,110,226	3,122,446
	MKS Instruments, Inc. 2017 Term Loan B2 3.49%, due 5/1/23	1,189,287	1,198,579
	Monitronics International, Inc. Term Loan B2 6.83%, due 9/30/22	3,168,000	3,140,280
	MX Holdings U.S., Inc. Term Loan B1B 3.99%, due 8/14/23 (f)	3,312,565	3,324,987
	NAB Holdings LLC 2017 Term Loan 4.83%, due 7/1/24	1,995,000	2,002,481
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 3.99%, due 5/2/22	3,299,304	3,323,019
	Sophia L.P. 2017 Term Loan B 4.58%, due 9/30/22	1,955,974	1,952,132
	Sungard Availability Services Capital, Inc. Term Loan B 6.24%, due 3/31/19	1,174,450	1,092,239
	TruGreen, Ltd. Partnership 2017 Term Loan 5.24%, due 4/13/23	1,782,000	1,793,138
	Verint Systems, Inc. 2017 Term Loan B 3.56%, due 6/29/24	2,493,750	2,496,867
	WEX, Inc. 2017 Term Loan B2 3.99%, due 6/30/23	987,500	995,523
			51,816,611
	Ecological 0.6%
	Advanced Disposal Services, Inc. Term Loan B3 3.95%, due 11/10/23	3,799,136	3,824,070
	Casella Waste Systems, Inc. 2017 Term Loan B 3.98%, due 10/17/23	1,240,625	1,243,727
			5,067,797
	Electronics 12.1%
	Almonde, Inc.
	1st Lien Term Loan 4.82%, due 6/13/24	4,000,000	4,015,220
	2nd Lien Term Loan 8.57%, due 6/13/25	1,400,000	1,425,000
	ASG Technologies Group, Inc. Term Loan 6.06%, due 7/31/24	1,533,333	1,548,667
	BMC Software Finance, Inc. 2017 Term Loan 5.24%, due 9/10/22	4,035,622	4,055,086
	Cologix, Inc. 2017 1st Lien Term Loan 4.46%, due 3/20/24	2,985,000	2,983,134
	Colorado Buyer, Inc.
	Term Loan B 4.31%, due 5/1/24	997,500	1,000,243
	2nd Lien Term Loan 8.57%, due 5/1/25	800,000	805,334
	CommScope, Inc. Term Loan B5 3.24%, due 12/29/22	981,104	981,717
	Compuware Corp. Term Loan B3 5.49%, due 12/15/21	1,162,054	1,171,859
	ConvergeOne Holdings Corp. 2017 Term Loan B 6.09%, due 6/20/24	2,444,785	2,440,201
	Cortes NP Acquisition Corp. 2017 Term Loan B 5.24%, due 11/30/23	2,580,460	2,596,588
	Dell, Inc. 2017 Term Loan B 3.74%, due 9/7/23	4,054,358	4,064,627
	Diebold, Inc. 2017 Term Loan B 4.00%, due 11/6/23	1,691,500	1,690,091
	EIG Investors Corp. 2017 Term Loan 5.32%, due 2/9/23	4,617,133	4,654,647
	Epicor Software Corp. 1st Lien Term Loan 4.99%, due 6/1/22	6,259,714	6,267,538
	Evertec Group LLC New Term Loan B 3.73%, due 4/17/20 (f)	213,908	202,945
	Eze Castle Software, Inc. 2017 1st Lien Term Loan 4.33%, due 4/6/20	1,325,402	1,328,716
	GoDaddy Operating Co. LLC 2017 Term Loan B 3.74%, due 2/15/24	1,992,853	1,996,589
	GreenSky Holdings LLC Term Loan 5.25%, due 8/26/24 (f)	1,500,000	1,492,500
	GTCR Valor Cos., Inc. 2017 Term Loan B1 5.58%, due 6/16/23	1,890,000	1,909,238
	Hyland Software, Inc.
	2017 1st Lien Term Loan 4.49%, due 7/1/22	4,731,607	4,770,051
	2017 2nd Lien Term Loan 8.24%, due 7/7/25	208,333	210,938
	Infor (U.S.), Inc. Term Loan B6 4.08%, due 2/1/22	4,248,195	4,238,237
	Informatica Corp. Term Loan 4.83%, due 8/5/22	1,768,864	1,768,864
	MA FinanceCo. LLC Term Loan B3 3.99%, due 6/21/24	368,509	368,312
	MH Sub I LLC 2017 1st Lien Term Loan 4.82%, due 9/13/24	3,666,667	3,643,094
	NeuStar, Inc.
	Term Loan B1 4.56%, due 1/8/20	823,198	828,086
	Term Loan B2 5.06%, due 8/8/24	1,666,667	1,676,042
	Optiv Security, Inc. 1st Lien Term Loan 4.56%, due 2/1/24	144,609	135,692
	Peak 10, Inc. 2017 1st Lien Term Loan 4.81%, due 8/1/24	1,200,000	1,199,500
	Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 4.81%, due 4/26/24	1,995,000	1,950,112
	Quest Software U.S. Holdings, Inc. Term Loan B 7.24%, due 10/31/22	4,019,370	4,065,424
	Rocket Software, Inc. 2016 1st Lien Term Loan 5.58%, due 10/14/23	3,465,000	3,495,319
	RP Crown Parent LLC 2016 Term Loan B 4.74%, due 10/12/23	2,382,000	2,391,926
	Seattle Spinco, Inc. Term Loan B3 3.99%, due 6/21/24	2,488,634	2,487,300
	Solera LLC Term Loan B 4.49%, due 3/3/23	2,734,231	2,742,571
	SS&C Technologies, Inc.
	2017 Term Loan B1 3.49%, due 7/8/22	2,887,861	2,900,045
	2017 Term Loan B2 3.49%, due 7/8/22	152,734	153,378
	Tempo Acquisition LLC Term Loan 4.24%, due 5/1/24	3,491,250	3,491,976
	Tibco Software, Inc. Repriced Term Loan B 4.74%, due 12/4/20	1,637,551	1,642,815
	Vantiv, LLC 2017 Term Loan B 3.74%, due 10/14/23	1,626,991	1,621,791
	Veritas Bermuda, Ltd. Repriced Term Loan B 5.83%, due 1/27/23	2,258,267	2,271,976
	VF Holding Corp. Reprice Term Loan 4.49%, due 6/30/23	2,970,000	2,977,838
	Western Digital Corp. 2017 Term Loan B 3.99%, due 4/29/23	2,172,583	2,186,841
¤	Xerox Business Services LLC 2017 1st Lien Term Loan TBD, due 12/7/23	2,000,000	2,006,250
	Term Loan B 5.24%, due 12/7/23	6,758,975	6,780,130
	Zebra Technologies Corp. 2017 Term Loan B 3.31%, due 10/27/21	2,128,017	2,129,464
			110,763,912
	Finance 1.1%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.56%, due 8/12/22	1,824,691	1,830,722
	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 5.52%, due 6/21/24	4,782,132	4,801,151
	Duff & Phelps Corp.
	Term Loan B 5.08%, due 4/23/20	1,597,890	1,599,887
	Term Loan B1 5.08%, due 4/23/20	972,500	973,716
	Istar Financial, Inc. 2016 Term Loan B 4.23%, due 10/1/21 (f)	1,053,323	1,069,122
			10,274,598
	Healthcare, Education & Childcare 7.9%
	Albany Molecular Research, Inc. 2017 1st Lien Term Loan 4.58%, due 8/30/24	1,000,000	1,002,813
	Acadia Healthcare Co., Inc. Term Loan B2 3.98%, due 2/16/23	1,289,040	1,297,741
	Akorn, Inc. Term Loan B 5.50%, due 4/16/21	2,308,726	2,333,256
	Alvogen Pharma U.S., Inc. Term Loan 6.24%, due 4/2/22	3,072,073	3,044,234
	Avantor Performance Materials Holdings LLC 2017 1st Lien Term Loan 5.24%, due 3/10/24	3,296,811	3,285,272
	Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 4.58%, due 9/1/24	1,000,000	997,083
	Community Health Systems, Inc.
	Term Loan G 4.07%, due 12/31/19	1,448,655	1,441,613
	Term Loan H 4.32%, due 1/27/21	2,683,338	2,667,686
	Concentra, Inc. 1st Lien Term Loan 4.32%, due 6/1/22 (f)	2,673,918	2,681,440
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 5.31%, due 2/7/22	1,152,159	1,152,639
	DaVita HealthCare Partners, Inc. Term Loan B 3.99%, due 6/24/21	2,795,151	2,810,125
	DuPage Medical Group, Ltd. 1st Lien Term Loan 4.32%, due 8/15/24 (f)	1,516,667	1,514,771
	Envision Healthcare Corp. 2016 Term Loan B 4.24%, due 12/1/23	3,874,802	3,895,792
	Equian LLC
	Delayed Draw Term Loan 5.06%, due 5/20/24	614,929	621,463
	Term Loan B 5.07%, due 5/20/24	1,998,521	2,019,755
	ExamWorks Group, Inc. 2017 Term Loan 4.49%, due 7/27/23	2,475,047	2,487,422
	Explorer Holdings, Inc. 2016 Term Loan B 5.06%, due 5/2/23	1,047,348	1,051,276
	Jaguar Holding Co. II 2017 Term Loan 4.04%, due 8/18/22	4,758,790	4,780,961
	Kindred Healthcare, Inc. New Term Loan 4.81%, due 4/9/21	2,017,956	2,016,065
	Kinetic Concepts, Inc. 2017 Term Loan B 4.58%, due 2/2/24	3,990,000	3,968,386
	Onex Carestream Finance L.P.
	1st Lien Term Loan 5.33%, due 6/7/19	2,769,076	2,758,692
	2nd Lien Term Loan 9.83%, due 12/7/19 (b)	1,520,496	1,483,434
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.08%, due 6/30/21	4,074,510	4,082,574
	Parexel International Corp. Term Loan B TBD, due 8/7/24	1,750,000	1,762,250
	PharMerica Corp. 1st Lien Term Loan TBD, due 9/26/24 (b)	600,000	602,250
	Playcore Wisconsin, Inc. 2017 Term Loan TBD, due 9/6/24 (b)	2,000,000	2,006,250
	Press Ganey Holdings, Inc. 1st Lien Term Loan 4.49%, due 10/21/23	992,500	996,842
	RPI Finance Trust Term Loan B6 3.33%, due 3/27/23	4,018,351	4,029,514
	Select Medical Corp. 2017 Term Loan B 4.81%, due 3/1/21	3,482,500	3,511,885
	Team Health Holdings, Inc. 1st Lien Term Loan 3.99%, due 2/6/24	4,975,000	4,890,012
	U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.49%, due 6/23/24 (f)	498,750	495,009
			71,688,505
	Home and Office Furnishings, Housewares & Durable Consumer Products 1.1%
	Comfort Holding LLC 1st Lien Term Loan 5.98%, due 2/5/24 (f)	1,194,000	1,065,645
	Serta Simmons Bedding LLC 1st Lien Term Loan 4.80%, due 11/8/23	3,520,305	3,412,788
	Staples, Inc. 2017 Term Loan B 5.31%, due 8/6/24	4,166,667	4,144,604
	TriMark USA LLC
	2017 1st Lien Term Loan TBD, due 9/13/24	1,148,718	1,155,419
	Delayed Draw Term Loan TBD, due 9/13/24 (b)	51,282	51,581
			9,830,037
	Hotels, Motels, Inns & Gaming 5.9%
	Affinity Gaming LLC Initial Term Loan 4.83%, due 7/1/23	2,566,280	2,571,895
	AP Gaming I LLC 2017 Term Loan B 6.74%, due 2/15/24	1,896,279	1,910,501
¤	Caesars Entertainment Operating Co.
	Exit Term Loan TBD, due 3/31/24	1,666,667	1,667,262
	Extended Term Loan B5 11.00%, due 3/1/22 (g)	2,279,722	2,703,370
	Extended Term Loan B6 12.00%, due 3/1/22 (g)	1,747,210	2,107,572
	Term Loan B7 (Non RSA) 14.00%, due 3/1/22 (g)	1,015,168	1,293,071
	Caesars Entertainment Resort Properties LLC Term Loan B 4.74%, due 10/11/20	2,394,067	2,397,957
	CityCenter Holdings LLC 2017 Term Loan B 3.74%, due 4/18/24	2,892,750	2,902,241
	ESH Hospitality, Inc. 2017 Term Loan B 3.74%, due 8/30/23	990,019	993,731
	Everi Payments, Inc. Term Loan B 5.74%, due 5/9/24	1,995,000	2,011,209
	Golden Nugget, Inc. 2017 Incremental Term Loan 4.49%, due 10/4/23	3,200,000	3,215,200
	Hilton Worldwide Finance LLC Term Loan B2 3.24%, due 10/25/23	4,828,444	4,847,053
	La Quinta Intermediate Holdings LLC Term Loan B 4.05%, due 4/14/21	3,289,759	3,306,207
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 3.49%, due 4/25/23	5,849,279	5,863,902
	Penn National Gaming, Inc. 2017 Term Loan B 3.74%, due 1/19/24	995,000	998,376
¤	Scientific Games International, Inc. 2017 Term Loan B4 4.51%, due 8/14/24	6,976,445	6,981,894
	Station Casinos LLC 2016 Term Loan B 3.74%, due 6/8/23	4,683,708	4,685,010
	UFC Holdings LLC 1st Lien Term Loan 4.49%, due 8/18/23	3,647,205	3,658,602
			54,115,053
	Insurance 3.0%
	AmWINS Group, Inc. 2017 Term Loan B 3.98%, due 1/25/24	2,481,250	2,484,696
	AssuredPartners, Inc. 2017 Term Loan TBD, due 10/21/22 (b)	1,443,612	1,444,643
	Asurion LLC
	2017 Term Loan B4 3.99%, due 8/4/22	2,534,545	2,541,335
	2017 Term Loan B5 4.24%, due 11/3/23	1,735,033	1,742,469
	Hub International, Ltd. Term Loan B 4.31%, due 10/2/20	5,769,205	5,802,695
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.33%, due 6/7/23	2,727,666	2,745,093
	NFP Corp. Term Loan B 4.74%, due 1/8/24	1,493,737	1,502,007
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.99%, due 3/1/21	1,998,241	2,001,452
	2nd Lien Term Loan 6.99%, due 2/28/22	4,400,000	4,412,835
	USI, Inc. 2017 Term Loan B 4.31%, due 5/16/24	3,000,000	2,983,125
			27,660,350
	Leisure, Amusement, Motion Pictures & Entertainment 2.6%
	Boyd Gaming Corp. Term Loan B3 3.69%, due 9/15/23	4,388,532	4,397,063
	Creative Artists Agency LLC 2017 1st Lien Term Loan B 4.74%, due 2/15/24	1,950,980	1,961,346
	Fitness International LLC
	Term Loan A 4.49%, due 4/1/20	945,746	945,746
	Term Loan B 7.50%, due 7/1/20	1,974,647	1,990,075
	LTF Merger Sub, Inc. 2017 Term Loan B 4.32%, due 6/10/22	2,096,932	2,101,883
	Six Flags Theme Parks, Inc. 2015 Term Loan B 3.24%, due 6/30/22	1,500,000	1,505,625
	TKC Holdings, Inc.
	2017 1st Lien Term Loan 5.52%, due 2/1/23	2,611,875	2,626,893
	2017 2nd Lien Term Loan 9.27%, due 2/1/24	150,000	150,375
	Travel Leaders Group LLC New 2017 1st Lien Term Loan 5.81%, due 1/25/24	1,991,259	2,009,306
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 4.49%, due 5/6/21	2,845,720	2,861,728
	2nd Lien Term Loan 8.49%, due 5/6/22 (f)	800,000	808,000
	WMG Acquisition Corp. Term Loan D 3.74%, due 11/1/23	2,491,632	2,496,303
			23,854,343
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.0%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	1,863,747	1,807,834
	Columbus McKinnon Corp. Term Loan B 4.33%, due 1/31/24	1,392,417	1,399,379
	CPM Holdings, Inc. Term Loan B 5.49%, due 4/11/22	1,469,784	1,483,563
	Power Products LLC 2017 Term Loan B 5.31%, due 12/20/22	2,663,620	2,680,268
¤	Rexnord LLC 2016 Term Loan B 4.06%, due 8/21/23	7,621,636	7,646,132
	Welbilt, Inc. 2016 Term Loan B 3.99%, due 3/3/23	1,393,162	1,401,870
	Zodiac Pool Solutions LLC 2017 1st Lien Term Loan 5.33%, due 12/20/23	1,789,010	1,799,073
			18,218,119
	Mining, Steel, Iron & Non-Precious Metals 0.8%
	Fairmount Santrol, Inc. New Term Loan B2 4.74%, due 9/5/19	3,221,933	3,181,659
	Gates Global LLC 2017 Term Loan B 4.58%, due 4/1/24	1,958,287	1,965,186
	Minerals Technologies, Inc. 2017 Term Loan B 3.52%, due 2/14/24	798,480	800,975
	McJunkin Red Man Corp. 2017 1st Lien Term Loan B 4.74%, due 9/20/24 (f)	1,500,000	1,505,625
			7,453,445
	Oil & Gas 1.6%
	Ascent Resources-Marcellus LLC (b)(g)(h)
	1st Lien Term Loan TBD, due 8/4/20	944,563	696,615
	2nd Lien Term Loan TBD, due 8/4/21	250,000	16,406
	Chesapeake Energy Corp. Term Loan 8.81%, due 8/23/21	2,166,667	2,327,137
	CITGO Holding, Inc. 2015 Term Loan B 9.80%, due 5/12/18	1,099,031	1,106,663
	Energy Transfer Equity L.P. 2017 Term Loan B 3.98%, due 2/2/24	5,066,544	5,086,451
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.33%, due 8/31/20	305,556	267,361
	1st Lien Last Out Term Loan 8.46%, due 9/30/20 (f)	412,500	280,500
	HGIM Corp. Term Loan B 7.75%, due 6/18/20 (b)	782,827	267,466
	Philadelphia Energy Solutions LLC Term Loan B 6.33%, due 4/4/18 (f)	1,245,646	1,058,799
	Seadrill Partners Finco LLC Term Loan B 4.33%, due 2/21/21 (b)	2,006,250	1,467,907
	Summit Midstream Partners Holdings LLC Term Loan B 7.24%, due 5/13/22 (f)	1,745,625	1,767,445
			14,342,750
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B 3.74%, due 10/31/23	2,141,738	2,148,876
	Hillman Group, Inc. Term Loan B 4.84%, due 6/30/21	2,439,489	2,448,637
	KIK Custom Products, Inc. 2015 Term Loan B 5.74%, due 8/26/22	1,000,000	1,006,500
	Prestige Brands, Inc. Term Loan B5 3.99%, due 1/26/24	894,884	897,821
	Revlon Consumer Products Corp. 2016 Term Loan B 4.74%, due 9/7/23	2,557,500	2,289,763
	Spectrum Brands, Inc. 2017 Term Loan B 3.31%, due 6/23/22	1,894,741	1,902,557
	SRAM LLC 2017 Incremental Term Loan 4.57%, due 3/15/24	3,895,528	3,900,397
	Varsity Brands, Inc. 1st Lien Term Loan 4.73%, due 12/11/21	1,945,000	1,954,377
			16,548,928
	Personal, Food & Miscellaneous Services 0.7%
	Aramark Services, Inc. 2017 Term Loan B 3.24%, due 3/28/24	2,414,174	2,421,718
	Pizza Hut Holdings LLC 1st Lien Term Loan B 3.23%, due 6/16/23	2,970,075	2,981,213
	Weight Watchers International, Inc. Term Loan B2 4.53%, due 4/2/20	1,281,106	1,263,491
			6,666,422
	Pipelines 0.2%
	Traverse Midstream Partners LLC 2017 Term Loan TBD, due 6/30/18	1,333,333	1,350,000

	Printing & Publishing 0.8%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.49%, due 6/7/23	1,759,849	1,628,134
	Checkout Holding Corp. 1st Lien Term Loan 4.74%, due 4/9/21	1,337,932	1,128,567
	Getty Images, Inc. Term Loan B 4.83%, due 10/18/19	2,138,838	1,846,275
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.24%, due 5/4/22	2,221,875	2,179,288
			6,782,264
	Retail Store 4.9%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.49%, due 9/1/21	1,558,115	1,565,905
	Bass Pro Group LLC Term Loan B 6.24%, due 12/16/23	3,000,000	2,823,750
	Belk, Inc. Term Loan 6.05%, due 12/12/22	1,450,704	1,214,512
	BJ's Wholesale Club, Inc.
	2017 1st Lien Term Loan 4.98%, due 2/3/24	2,593,500	2,480,846
	2017 2nd Lien Term Loan 8.73%, due 2/3/25	1,437,500	1,370,416
	CNT Holdings III Corp. 2017 Term Loan 4.53%, due 1/22/23	2,467,588	2,427,489
	Harbor Freight Tools USA, Inc. 2016 Term Loan B 4.49%, due 8/18/23	2,465,049	2,470,869
	Leslie's Poolmart, Inc. 2016 Term Loan 5.06%, due 8/16/23	3,960,000	3,963,715
	Michaels Stores, Inc. 2016 Term Loan B1 3.98%, due 1/30/23	6,082,256	6,068,954
	Nature's Bounty Co. New 2017 Term Loan TBD, due 8/11/24	2,100,000	2,079,000
	Neiman Marcus Group, Ltd. LLC 2020 Term Loan 4.48%, due 10/25/20	1,857,683	1,381,652
	Party City Holdings, Inc. 2016 Term Loan 4.32%, due 8/19/22	6,819,906	6,831,630
	Petco Animal Supplies, Inc. 2017 Term Loan B 4.31%, due 1/26/23	2,626,667	2,167,000
	PetSmart, Inc. Term Loan B2 4.24%, due 3/11/22	5,073,668	4,296,311
	Pilot Travel Centers LLC 2017 Term Loan B 3.24%, due 5/25/23	2,312,360	2,324,886
	Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24 (f)	1,666,667	1,662,500
			45,129,435
	Software 0.7%
	Exact Merger Sub LLC 1st Lien Term Loan TBD, due 9/19/24	1,500,000	1,501,950
	McAfee LLC
	2017 Term Loan B TBD, due 9/21/24	3,750,000	3,766,875
	2017 2nd Lien Term Loan TBD, due 9/21/25	1,500,000	1,498,125
			6,766,950
	Telecommunications 2.3%
	Avaya, Inc. DIP Term Loan 8.74%, due 1/24/18 (f)	782,800	789,650
	CenturyLink, Inc. 2017 Term Loan B 2.75%, due 1/31/25	2,000,000	1,934,642
	Frontier Communications Corp. 2017 Term Loan B1 4.99%, due 6/15/24	1,496,250	1,419,835
	LTS Buyer LLC 1st Lien Term Loan 4.49%, due 4/13/20	3,862,164	3,865,613
	Onvoy LLC 2017 1st Lien Term Loan B 5.83%, due 2/10/24	2,487,500	2,480,505
	Radiate Holdco LLC 1st Lien Term Loan 4.24%, due 2/1/24	1,393,000	1,372,976
	SBA Senior Finance II LLC Term Loan B1 3.49%, due 3/24/21	3,845,192	3,853,202
	Sprint Communications, Inc. 1st Lien Term Loan B 3.75%, due 2/2/24	1,990,000	1,992,487
	Syniverse Holdings, Inc. Term Loan 4.31%, due 4/23/19	3,543,180	3,414,739
			21,123,649
	Utilities 3.8%
	Astoria Energy LLC Term Loan B 5.24%, due 12/24/21	2,384,306	2,388,032
	Calpine Corp. Term Loan B5 4.09%, due 1/15/24	4,724,583	4,713,717
	Dayton Power & Light Co. Term Loan B 4.49%, due 8/24/22	496,250	503,073
	Dynegy, Inc. 2017 Term Loan C 4.49%, due 2/7/24	1,925,131	1,933,675
	EIF Channelview Cogeneration LLC Term Loan B 4.49%, due 5/8/20	2,254,382	2,094,698
¤	Energy Future Intermediate Holding Co. LLC 2017 DIP Term Loan 4.24%, due 6/30/18	9,125,000	9,166,820
	Entergy Rhode Island State Energy L.P. Term Loan B 5.99%, due 12/17/22	982,500	981,886
	Granite Acquisition, Inc.
	Term Loan B 5.30%, due 12/19/21	1,907,992	1,919,652
	Term Loan C 5.33%, due 12/19/21	47,404	47,694
	2nd Lien Term Loan B 8.58%, due 12/19/22	742,177	741,806
	Helix Gen Funding LLC Term Loan B 5.08%, due 6/2/24	3,797,970	3,836,477
	Southeast PowerGen LLC Term Loan B 4.84%, due 12/2/21	839,258	787,853
	TEX Operations Co. LLC
	Exit Term Loan B 3.98%, due 8/4/23	3,232,714	3,237,334
	Exit Term Loan C 3.98%, due 8/4/23	742,857	743,919
	Texas Competitive Electric Holdings Co. LLC (f)(i)
	Non-Extended Term Loan TBD, due 10/10/17	1,750,000	674,975
	Extended Term Loan TBD, due 10/10/17	1,750,000	676,375
	Vistra Operations Co. LLC 2016 Term Loan B2 3.98%, due 12/14/23	651,328	653,228
			35,101,214
	Total Floating Rate Loans (Cost $784,183,457)		781,925,467

	Foreign Floating Rate Loans 9.8% (e)
	Automobile 0.1%
	International Car Wash Group, Ltd. 2017 Term Loan TBD, due 9/21/24 (b)	900,000	901,125

	Beverage, Food & Tobacco 0.4%
	Jacobs Douwe Egberts International B.V. Term Loan B5 3.56%, due 7/2/22	2,413,046	2,422,095
	Refresco Group B.V. Term Loan B TBD, due 9/26/24 (f)	1,125,000	1,130,625
			3,552,720
	Broadcasting & Entertainment 0.5%
	DHX Media, Ltd. Term Loan B 4.99%, due 12/29/23 (f)	1,246,875	1,249,992
	Numericable Group S.A. Term Loan B11 4.06%, due 7/31/25	2,987,500	2,974,896
			4,224,888
	Chemicals, Plastics & Rubber 0.9%
	Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 4.57%, due 9/13/23 (f)	1,299,443	1,301,067
	Alpha 3 B.V. 2017 Term Loan B1 4.33%, due 1/31/24	1,995,000	2,000,819
	ASP Chromaflo Dutch I B.V. Term Loan B2 5.24%, due 11/18/23	280,519	281,571
	Diamond (BC) B.V. Term Loan 4.32%, due 9/6/24	1,666,667	1,662,112
	Flint Group GmbH Term Loan C 4.31%, due 9/7/21	405,372	395,237
	OXEA Finance & Cy S.C.A. 2017 Term Loan TBD, due 9/27/24	2,500,000	2,493,750
			8,134,556
	Diversified/Conglomerate Manufacturing 0.5%
	Bright Bidco B.V. Term Loan B 5.82%, due 6/30/24	1,995,000	2,012,456
	Garda World Security Corp. 2017 Term Loan 5.32%, due 5/24/24	2,207,394	2,225,329
			4,237,785
	Electronics 0.6%
	Avast Software B.V. 2017 Term Loan B 4.58%, due 9/29/23	3,055,000	3,065,366
	Camelot UK Holdco, Ltd. 2017 Term Loan B 4.74%, due 10/3/23	1,485,037	1,489,678
	Oberthur Technologies S.A. 2016 Term Loan B1 5.08%, due 1/10/24 (f)	1,120,578	1,098,166
			5,653,210
	Healthcare, Education & Childcare 1.6%
	Endo Luxembourg Finance Co. S.A.R.L 2017 Term Loan B 5.50%, due 4/29/24	4,874,148	4,917,811
	Mallinckrodt International Finance S.A. Term Loan B 4.08%, due 9/24/24	2,281,802	2,277,049
¤	Valeant Pharmaceuticals International, Inc. Term Loan B F1 5.99%, due 4/1/22	7,510,615	7,641,487
			14,836,347
	Hotels, Motels, Inns & Gaming 0.9%
	Amaya Holdings B.V.
	Repriced Term Loan B 4.83%, due 8/1/21	5,113,690	5,128,606
	2nd Lien Term Loan 8.33%, due 8/1/22	110,268	110,406
	Belmond Interfin, Ltd. 2017 Term Loan B 3.99%, due 7/3/24	1,596,000	1,595,334
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 3.74%, due 11/30/23	496,250	498,499
	Gateway Casinos & Entertainment, Ltd. Term Loan B1 5.08%, due 2/22/23	498,750	501,244
			7,834,089
	Leisure, Amusement, Motion Pictures & Entertainment 1.6%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.24%, due 6/30/23	2,716,409	2,728,052
	Delta 2 (Luxembourg) S.A.R.L. Term Loan B3 4.24%, due 2/1/24	5,766,667	5,781,083
	Lions Gate Entertainment Corp. 2016 1st Lien Term Loan 4.24%, due 12/8/23	2,023,438	2,034,061
	Travelport Finance (Luxembourg) S.A.R.L. New 2017 Term Loan 4.06%, due 9/2/21	4,193,636	4,189,459
			14,732,655
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.49%, due 6/30/21	3,657,782	3,681,060

	Oil & Gas 0.2%
	Drillships Financing Holding, Inc. Term Loan B1 TBD, due 3/31/21 (b)(f)(g)(h)	1,331,311	945,231
	MEG Energy Corp. 2017 Term Loan B 4.83%, due 12/31/23	746,250	742,119
	Pacific Drilling S.A. Term Loan B 4.88%, due 6/3/18 (b)	1,489,444	428,215
			2,115,565
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.2%
	Array Canada, Inc. Term Loan B 6.33%, due 2/10/23 (f)	1,481,250	1,481,250

	Personal, Food & Miscellaneous Services 0.3%
	1011778 B.C. Unlimited Liability Co. Term Loan B3 3.52%, due 2/16/24	2,983,400	2,978,426

	Printing & Publishing 0.6%
	Springer Science & Business Media Deutschland GmbH Term Loan B9 4.74%, due 8/14/20	4,002,857	4,003,858
	Trader Corp. 2017 Term Loan B 4.58%, due 9/28/23 (f)	1,393,000	1,389,517
			5,393,375
	Telecommunications 1.0%
	Digicel International Finance, Ltd. 2017 Term Loan B 5.07%, due 5/28/24	525,000	527,844
	Intelsat Jackson Holdings S.A. Term Loan B2 4.07%, due 6/30/19	4,139,180	4,122,797
	Telesat Canada Term Loan B4 4.24%, due 11/17/23	4,950,094	4,986,333
			9,636,974
	Total Foreign Floating Rate Loans (Cost $90,291,526)		89,394,025
	Total Long-Term Bonds (Cost $899,715,470)		897,593,227

		Shares
	Affiliated Investment Companies 0.9% (j)
	Fixed Income Funds 0.9%
¤	MainStay High Yield Corporate Bond Fund Class I	1,354,128	7,853,944

	Total Affiliated Investment Companies (Cost $7,870,835)		7,853,944

			Value
	Common Stocks 0.2%
	Mining, Steel, Iron & Non-Precious Metals 0.2%
	AFGlobal Corp. (f)(i)	45,694	1,553,596

	Oil & Gas 0.0% ‡
	Templar Energy Corp., Class B (b)(f)(i)(k)	36,393	1,772
	Templar Energy LLC, Class A (b)(f)(i)(k)	36,029	175,463
			177,235
	Total Common Stocks (Cost $1,933,672)		1,730,831

	Preferred Stocks 0.0%‡
	Oil & Gas 0.0% ‡
	Templar Energy Corp., (8.00% PIK) (b)(c)(f)(i)(k)	46,306	187,444
	Total Preferred Stocks (Cost $227,580)		187,444

		Principal Amount
	Short-Term Investments 4.1%
	Repurchase Agreement 0.3%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $3,076,357 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/19, with a Principal Amount of $2,990,000 and a Market Value of $3,139,512)	$3,076,327	3,076,327

	Total Repurchase Agreement (Cost $3,076,327)		3,076,327

	U.S. Governments 3.8%
	United States Treasury Bills (l)
	0.913%, due 10/19/17	7,599,000	7,595,581
	0.928%, due 10/5/17	4,370,000	4,369,556
	0.933%, due 10/12/17	2,429,000	2,428,317
	0.944%, due 10/19/17	2,073,000	2,072,036
	0.954%, due 10/5/17	468,000	467,951
	0.954%, due 10/19/17	1,697,000	1,696,202
	0.974%, due 10/19/17	16,465,000	16,457,094

	Total U.S. Governments (Cost $35,086,737)		35,086,737

	Total Short-Term Investments (Cost $38,163,064)		38,163,064

	Total Investments (Cost $947,910,621)	103.4%	945,528,510
	Other Assets, Less Liabilities	(3.4)	(31,407,449)
	Net Assets	100.0%	$914,121,061

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $19,581,266, which represented 2.2% of the Portfolio's net assets.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2017.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued securities was $3,269,625, which represented 0.4% of the Portfolio's net assets.
(j)	Affiliated investments.
(k)	Non-income producing security.
(l)	Interest rate shown represents yield to maturity.

The following abbreviation is used in the preceding pages:

TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$26,273,735	$—	$26,273,735
Floating Rate Loans (b)	—	751,948,158	29,977,309	781,925,467
Foreign Floating Rate Loans (c)	—	80,798,177	8,595,848	89,394,025
Total Long-Term Bonds	—	859,020,070	38,573,157	897,593,227
Affiliated Investment Companies
Fixed Income Funds	7,853,944	—	—	7,853,944
Common Stocks (d)	—	—	1,730,831	1,730,831
Preferred Stocks (e)	—	—	187,444	187,444
Short-Term Investments
Repurchase Agreement	—	3,076,327	—	3,076,327
U.S. Government & Federal Agencies	—	35,086,737	—	35,086,737
Total Short-Term Investments	—	38,163,064	—	38,163,064
Total Investments in Securities	$7,853,944	$897,183,134	$40,491,432	$945,528,510

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $29,977,309 are held in within the Floating Rate Loans section of the Portfolio of Investments. $28,625,959 of these Level 3 securities which were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $8,595,848 are held in within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $1,553,596 and $177,235 are held in Mining, Steel, Iron & Non-Precious Metals and Oil & Gas, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $187,444 is held within the Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2017, securities with a market value of $ 9,816,012 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of September 30, 2017, securities with a market value of $ 14,331,635 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2017
Long-Term Bonds
Floating Rate Loans
Automobile	$2,398,676	$682	$15,940	$(53,211)	$1,465,368	$(2,369,063)	$-	$-	$1,458,392	$(6,901)
Beverage, Food & Tobacco	2,355,674	1,165	114	(88,884)	-	(2,223,630)	340,000	(80,439)	304,000	(36,760)
Broadcasting & Entertainment	1,167,248	(71)	(6,008)	(4,046)	-	(1,157,123)	-	-	-	-
Buildings & Real Estate	6,048,580	(666)	58	(98,211)	2,464,056	(5,963,633)	-	-	2,450,184	(1,254)
Chemicals, Plastics & Rubber	4,135,740	1,337	9,060	(30,255)	2,146,551	(4,379,161)	1,470,862	-	3,354,134	5,732
Containers, Packaging & Glass	5,525,922	2,295	873	(30,504)	497,519	(3,405,659)	544,286	(1,794,422)	1,340,310	9,335
Diversified/Conglomerate Manufacturing	3,389,918	(998)	(90,520)	184,037	-	(3,482,437)	-	-	-	-
Diversified/Conglomerate Service	6,746,642	930	33,846	(34,822)	3,326,939	(4,363,585)	-	(2,384,963)	3,324,987	14,425
Ecological	3,028,839	259	18	(16,972)	-	(3,012,144)	-	-	-	-
Electronics	6,761,686	1,608	(174)	3,952	1,985,035	(3,416,718)	1,214,056	(4,854,000)	1,695,445	1,303
Finance	1,410,177	1,754	2,409	(2,325)	-	(342,893)	-	-	1,069,122	(2,325)
Healthcare, Education & Childcare	2,337,585	(184)	189	3,746	2,007,868	(100,857)	2,780,458	(2,337,585)	4,691,220	3,746
Home and Office Furnishings, Housewares & Durable Consumer Products	-	1,068	56	(117,495)	1,188,016	(6,000)	-	-	1,065,645	(117,495)
Leisure, Amusement, Motion Pictures & Entertainment	1,215,000	827	2,588	(10,415)	-	(400,000)	-	-	808,000	(10,415)
Mining, Steel, Iron & Non-Precious Metals	1,804,572	(591)	(3,800)	(4,115)	1,496,264	(1,786,705)	-	-	1,505,625	9,357
Oil & Gas	917,278	4,838	(1,862,518)	1,970,127	1,759,429	(781,579)	1,389,448	(290,278)	3,106,745	(32,860)
Personal & Nondurable Consumer Products	3,041,455	395	(20)	16,472	-	(3,058,302)	-	-	-	-
Printing & Publishing	1,188,378	-	-	-	-	-	-	(1,188,378)	-	-
Retail Store	-	267	-	3,881	1,658,352	-	-	-	1,662,500	3,881
Telecommunications	-	49,790	(147,912)	80,985	774,991	(929,002)	960,798	-	789,650	9,408
Utilities	5,082,765	(927)	(6,597)	165,230	506,269	(3,405,390)	-	(990,000)	1,351,350	163,975
Foreign Floating Rate Loans										-
Beverage, Food & Tobacco	-	-	-	8,437	1,122,188	-	-	-	1,130,625	8,437
Broadcasting & Entertainment	-	227	15	9,111	1,243,764	(3,125)	-	-	1,249,992	9,111
Chemicals, Plastics & Rubber	411,570	(52)	-	(7,252)	201,108	(8,841)	1,116,104	(411,570)	1,301,067	(7,252)
Electronics	697,486	(13)	(12,358)	(38,347)	2,127,661	(1,676,263)	-	-	1,098,166	(38,347)
Media	1,414,000	109	18	(17,118)	-	(1,397,009)	-	-	-	-
Oil & Gas	931,209	(3,400)	(1,262)	131,109	-	(112,425)	-	-	945,231	131,109
Personal & Nondurable Consumer Products (Manufacturing Only)		1,511	173	13,316	1,485,000	(18,750)	-	-	1,481,250	13,316
Printing & Publishing	-	235	14	(741)	1,397,009	(7,000)	-	-	1,389,517	(741)
Telecommunications	1,130,407	160	5	(10,160)	-	(1,120,412)	-	-	-	-
Common Stock										-
Mining, Steel, Iron & Non-Precious Metals	-	-	-	(19,783)	1,573,379	-	-	-	1,553,596	(19,783)
Oil & Gas	265,921	-	-	(88,686)	-	-	-	-	177,235	(88,686)
Preferred Stock										-
Oil & Gas	284,475	-	-	(97,031)	-	-	-	-	187,444	(97,031)
Total	$63,691,203	$62,555	$(2,065,793)	$1,820,030	$30,426,766	$(48,927,706)	$9,816,012	$(14,331,635)	$40,491,432	$(76,715)

(a) Sales include principal reduction.

MainStay VP Government Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.3% †
	Asset-Backed Securities 3.0%
	Other ABS 2.5%
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$723,290	$705,349
	Series 2014-20H, Class 1 2.88%, due 8/1/34	742,249	750,004
	Series 2015-20G, Class 1 2.88%, due 7/1/35	1,723,396	1,746,417
	Series 2014-20I, Class 1 2.92%, due 9/1/34	766,772	779,773
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,470,258	1,516,206
			5,497,749
	Utilities 0.5%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,111,432	1,193,459

	Total Asset-Backed Securities (Cost $6,607,663)		6,691,208

	Corporate Bonds 6.0%
	Agriculture 0.5%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,194,760

	Banks 0.4%
	Bank of America Corp. 6.875%, due 4/25/18	900,000	925,906

	Electric 1.9%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,813,979
	PECO Energy Co. 1.70%, due 9/15/21	2,420,000	2,370,899
			4,184,878
	Pipelines 0.6%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,262,048

	Real Estate Investment Trusts 1.1%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,403,050

	Telecommunications 1.5%
¤	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,283,745

	Total Corporate Bonds (Cost $13,408,676)		13,254,387

	Mortgage-Backed Securities 2.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	1,300,000	1,323,270
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	520,273	565,380
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,412,330	1,428,850
			3,317,500
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.485%, due 8/25/36 (b)	225,570	207,509
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.69% (1-year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(c)(d)(e)(f)	909,013	775,001
			982,510
	Total Mortgage-Backed Securities (Cost $4,430,175)		4,300,010

	U.S. Government & Federal Agencies 87.3%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% (g)‡
	Series 360, Class 2, IO 5.00%, due 8/25/35	129,790	25,466
	Series 361, Class 2, IO 6.00%, due 10/25/35	28,095	5,674
			31,140
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 25.1%
	2.50%, due 1/1/32	375,767	378,759
	2.50%, due 8/1/46	1,930,286	1,869,908
	2.906% (1-year Treasury Constant Maturity Rate + 2.25%), due 2/1/37 (c)	76,323	80,213
	3.00%, due 9/1/44 TBA (h)	1,500,000	1,505,449
	3.00%, due 4/1/45	3,264,703	3,278,814
	3.00%, due 5/1/45	2,386,003	2,396,395
	3.00%, due 6/1/45	2,268,893	2,278,863
	3.00%, due 7/1/45	1,225,532	1,230,965
	3.00%, due 5/1/46	1,317,731	1,323,886
	3.229% (1-year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (c)	118,195	124,640
	3.353% (12-month USD-LIBOR-BBA + 1.625%), due 3/1/35 (c)	18,169	19,029
	3.50%, due 10/1/25	324,940	341,457
	3.50%, due 11/1/25	2,075,466	2,181,165
	3.50%, due 12/1/41	283,055	294,610
	3.50%, due 5/1/42	362,956	376,198
	3.50%, due 7/1/42	283,955	294,329
	3.50%, due 8/1/42	968,567	1,008,734
	3.50%, due 6/1/43	1,403,133	1,454,387
	3.50%, due 8/1/43	1,196,641	1,240,353
	3.50%, due 1/1/44	1,180,183	1,223,251
	3.50%, due 5/1/44	1,538,749	1,597,966
	3.50%, due 12/1/45	2,016,156	2,081,056
	3.50%, due 5/1/46	1,101,021	1,136,462
	4.00%, due 3/1/25	728,832	766,106
	4.00%, due 7/1/25	299,392	315,150
	4.00%, due 8/1/31	519,207	552,319
	4.00%, due 8/1/39	552,005	590,111
	4.00%, due 12/1/40	2,827,872	3,029,949
¤	4.00%, due 2/1/41	4,645,942	4,964,500
¤	4.00%, due 3/1/41	4,992,799	5,349,759
	4.00%, due 1/1/42	2,590,450	2,775,717
	4.00%, due 12/1/42	949,103	1,007,279
	4.00%, due 8/1/44	506,424	541,998
	4.00%, due 12/1/45	686,245	722,783
	4.00%, due 2/1/46	2,012,546	2,119,700
	4.50%, due 3/1/41	553,164	600,456
	4.50%, due 5/1/41	892,141	971,682
	4.50%, due 8/1/41	985,061	1,072,735
	5.00%, due 1/1/20	90,698	92,981
	5.00%, due 6/1/33	397,163	434,797
	5.00%, due 8/1/33	223,088	244,075
	5.00%, due 5/1/36	139,255	152,315
	5.00%, due 10/1/39	707,700	786,003
	5.50%, due 1/1/21	105,791	110,114
	5.50%, due 1/1/33	335,024	374,042
	6.50%, due 4/1/37	55,745	63,528
			55,354,988
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 40.4%
	2.00%, due 11/1/31	2,551,734	2,509,919
	2.50%, due 9/1/46	285,347	276,398
	2.93% (6-month USD-LIBOR-BBA + 1.549%), due 11/1/34 (c)	97,970	101,368
	3.00%, due 10/1/32	939,612	964,128
	3.00%, due 4/1/43	1,492,119	1,505,166
	3.00%, due 3/1/46	914,932	918,584
	3.00%, due 9/1/46	2,781,107	2,779,757
	3.00%, due 10/1/46	2,317,444	2,316,323
	3.356% (12-month USD-LIBOR-BBA + 1.606%), due 4/1/34 (c)	183,148	195,882
	3.50%, due 11/1/20	813,651	847,482
	3.50%, due 10/1/25	753,836	787,372
¤	3.50%, due 11/1/25	5,268,321	5,502,151
	3.50%, due 9/1/32	2,746,216	2,877,840
	3.50%, due 11/1/32	650,067	679,530
	3.50%, due 2/1/41	1,514,704	1,569,666
	3.50%, due 11/1/41	2,565,855	2,666,047
	3.50%, due 12/1/41	952,547	990,106
	3.50%, due 1/1/42	2,222,392	2,311,198
	3.50%, due 3/1/42	2,086,659	2,161,096
	3.50%, due 5/1/42	978,489	1,013,390
	3.50%, due 8/1/42	2,450,001	2,538,140
	3.50%, due 11/1/42	959,810	994,203
	3.50%, due 12/1/42	1,327,971	1,379,783
	3.50%, due 2/1/43	1,330,278	1,382,170
	3.50%, due 5/1/43	2,351,864	2,439,168
	3.50%, due 6/1/43	723,278	749,248
	3.50%, due 3/1/45	1,357,727	1,408,016
	4.00%, due 9/1/31	1,123,040	1,192,851
	4.00%, due 1/1/41	805,797	862,705
	4.00%, due 2/1/41	1,053,751	1,123,195
	4.00%, due 3/1/41	1,701,147	1,824,589
	4.00%, due 10/1/41	489,472	524,873
	4.00%, due 3/1/42	1,306,163	1,387,819
	4.00%, due 6/1/42	682,882	724,459
	4.00%, due 7/1/42	2,017,225	2,141,398
	4.00%, due 8/1/42	995,366	1,055,771
	4.00%, due 9/1/42	984,284	1,040,709
	4.00%, due 12/1/43 TBA (h)	1,350,000	1,421,402
	4.50%, due 7/1/18	93,996	96,130
	4.50%, due 11/1/18	97,361	99,571
	4.50%, due 6/1/23	263,794	277,071
	4.50%, due 10/1/33	466,876	503,495
	4.50%, due 5/1/39	439,636	479,938
	4.50%, due 6/1/39	595,301	649,712
	4.50%, due 7/1/39	2,002,427	2,193,584
	4.50%, due 8/1/39	2,564,524	2,799,845
	4.50%, due 9/1/39	85,608	93,779
	4.50%, due 9/1/40	2,448,063	2,682,764
	4.50%, due 12/1/40	1,823,562	1,978,832
¤	4.50%, due 1/1/41	4,106,327	4,500,618
	4.50%, due 2/1/41	352,092	384,597
	4.50%, due 8/1/41	1,683,320	1,833,198
	5.00%, due 11/1/17	2,838	2,852
	5.00%, due 9/1/20	3,365	3,443
	5.00%, due 11/1/33	768,468	846,754
	5.00%, due 7/1/34	89,459	98,583
	5.00%, due 6/1/35	550,662	605,231
	5.00%, due 10/1/35	142,773	157,377
	5.00%, due 1/1/36	65,534	72,243
	5.00%, due 2/1/36	769,673	848,197
	5.00%, due 5/1/36	734,650	809,447
	5.00%, due 3/1/40	1,033,169	1,146,941
	5.00%, due 2/1/41	2,088,606	2,332,938
	5.50%, due 11/1/17	1,286	1,284
	5.50%, due 6/1/19	92,902	94,563
	5.50%, due 11/1/19	99,264	101,098
	5.50%, due 4/1/21	191,753	198,890
	5.50%, due 6/1/21	18,892	19,669
	5.50%, due 6/1/33	941,456	1,055,660
	5.50%, due 11/1/33	608,375	681,608
	5.50%, due 12/1/33	641,306	719,150
	5.50%, due 6/1/34	199,200	223,349
	5.50%, due 3/1/35	291,413	326,309
	5.50%, due 12/1/35	106,815	119,696
	5.50%, due 4/1/36	529,577	593,114
	5.50%, due 1/1/37	186,810	211,407
	5.50%, due 7/1/37	181,465	206,900
	5.50%, due 8/1/37	132,508	148,400
	6.00%, due 1/1/33	94,853	107,755
	6.00%, due 3/1/33	100,864	113,750
	6.00%, due 9/1/34	21,963	24,965
	6.00%, due 9/1/35	314,155	362,036
	6.00%, due 10/1/35	72,795	83,316
	6.00%, due 4/1/36	239,107	272,697
	6.00%, due 6/1/36	166,559	188,870
	6.00%, due 11/1/36	176,120	200,888
	6.00%, due 4/1/37	26,162	27,440
	6.50%, due 10/1/31	40,655	45,823
	6.50%, due 7/1/32	12,622	13,987
	6.50%, due 2/1/37	36,149	40,243
	6.50%, due 8/1/47	26,075	28,101
			88,872,010
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.9%
	3.00%, due 8/20/45	2,184,695	2,217,621
	3.00%, due 6/20/46	1,258,088	1,262,368
	3.50%, due 3/1/45 TBA (h)	250,000	259,844
	3.50%, due 12/20/46	1,231,783	1,287,812
	4.00%, due 7/15/39	385,149	406,349
	4.00%, due 9/20/40	1,519,571	1,622,474
	4.00%, due 11/20/40	243,368	259,856
	4.00%, due 1/15/41	1,665,544	1,764,638
¤	4.00%, due 10/15/41	4,487,051	4,820,504
	4.00%, due 6/20/47	1,817,906	1,882,877
¤	4.50%, due 5/20/40	3,213,398	3,454,829
	5.00%, due 4/15/34	555,947	611,900
	5.00%, due 2/20/41	370,882	405,297
	5.50%, due 6/15/33	826,715	951,207
	5.50%, due 12/15/35	102,919	115,092
	6.00%, due 8/15/32	128,150	145,915
	6.00%, due 10/15/32	210,305	237,046
	6.50%, due 7/15/28	26,547	30,146
	6.50%, due 8/15/28	31,247	34,743
	6.50%, due 7/15/32	124,656	146,688
			21,917,206
	Overseas Private Investment Corporation 1.0%
	5.142%, due 12/15/23	1,908,372	2,101,167

	Tennessee Valley Authority 2.4%
¤	4.65%, due 6/15/35	4,395,000	5,278,865

	United States Treasury Notes 8.5%
	1.625%, due 8/15/22	2,170,000	2,142,366
	1.75%, due 9/30/22	2,000,000	1,981,563
	1.75%, due 5/15/23	2,500,000	2,463,574
¤	2.00%, due 8/31/21	5,295,000	5,337,195
	2.00%, due 8/15/25	1,500,000	1,474,336
¤	2.375%, due 8/15/24	5,200,000	5,273,328
			18,672,362
	Total U.S. Government & Federal Agencies (Cost $188,419,614)		192,227,738
	Total Long-Term Bonds (Cost $212,866,128)		216,473,343

	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $6,424,160 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 8/15/23, with a Principal Amount of $6,360,000 and a Market Value of $6,553,376)	6,424,096	6,424,096
	Total Short-Term Investment (Cost $6,424,096)		6,424,096
	Total Investments (Cost $219,290,224)	101.2%	222,897,439
	Other Assets, Less Liabilities	(1.2)	(2,682,216)
	Net Assets	100.0%	$220,215,223

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2017.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security - As of September 30, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $775,001, which represented 0.4% of the Portfolio's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued security was $775,001, which represented 0.4% of the Portfolio's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2017, the total net market value of these securities was $3,186,695, which represented 1.4% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

The following abbreviation is used in the preceding pages:

BBA	—British Bankers' Association
IO	—Interest Only
LIBOR	—London InterBank Offered Rate

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	69	December 2017	$6,900,000	$8,107,500	$(59,988)

1.	As of September 30, 2017, cash in the amount of $43,125 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,691,208	$—	$6,691,208
Corporate Bonds	—	13,254,387	—	13,254,387
Mortgage-Backed Securities (b)	—	3,525,009	775,001	4,300,010
U.S. Government & Federal Agencies	—	192,227,738	—	192,227,738
Total Long-Term Bonds	—	215,698,342	775,001	216,473,343
Short-Term Investment
Repurchase Agreement	—	6,424,096	—	6,424,096
Total Investments in Securities	$—	$222,122,438	$775,001	$222,897,439

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts(c)	$(59,988)	$—	$—	$(59,988)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $775,001 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$843,642	$812	$2,895	$11,872	$-	$(84,220)	$-	$-	$775,001	$2,083

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.6% †
Equity Funds 99.6%
IQ 50 Percent Hedged FTSE Europe ETF (a)	771,591	$15,377,809
IQ 50 Percent Hedged FTSE International ETF (a)	1,316,064	27,347,810
IQ Chaikin U.S. Small Cap ETF (a)	948,013	25,444,669
IQ Global Resources ETF (a)	750,585	20,258,289
MainStay Cushing MLP Premier Fund Class I	464,956	5,965,384
MainStay Emerging Markets Equity Fund Class I	4,474	46,885
MainStay Epoch Capital Growth Fund Class I (a)	731,839	9,052,845
MainStay Epoch Global Choice Fund Class I (a)	1,061,359	22,797,999
MainStay Epoch International Choice Fund Class I (a)	1,844,057	65,998,807
MainStay Epoch U.S. All Cap Fund Class I (a)	2,404,474	72,855,553
MainStay Epoch U.S. Equity Yield Fund Class I	472,277	7,636,712
MainStay International Opportunities Fund Class I (a)	7,736,261	74,036,013
MainStay MAP Equity Fund Class I (a)	1,705,764	75,360,638
MainStay U.S. Equity Opportunities Fund Class I (a)	7,355,356	77,819,669
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (b)	58,079	523,827
MainStay VP Cornerstone Growth Portfolio Initial Class (a)(b)	1,109,262	31,642,701
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	5,396,593	50,916,996
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,574,618	36,336,256
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	9,028,220	88,026,721
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (b)	1,748,746	27,136,253
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	3,673,439	50,770,300
MainStay VP International Equity Portfolio Initial Class (a)	1,048,048	17,414,939
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,061,384	71,625,396
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,321,401	64,163,776
MainStay VP S&P 500 Index Portfolio Initial Class	281,090	14,113,431
MainStay VP Small Cap Core Portfolio Initial Class (a)	3,698,209	47,646,910
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,610,918	80,249,285
		1,080,565,873
Total Affiliated Investment Companies (Cost $971,431,124)		1,080,565,873

	Principal Amount
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $4,833,527 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 7/31/23, with a Principal Amount of $5,140,000 and a Market Value of $4,934,441)	$4,833,479	4,833,479
Total Short-Term Investment (Cost $4,833,479)		4,833,479
Total Investments (Cost $976,264,603)	100.0%	1,085,399,352
Other Assets, Less Liabilities	(0.0)‡	(187,508)
Net Assets	100.0%	$1,085,211,844

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,080,565,873	$—	$—	$1,080,565,873
Short-Term Investment
Repurchase Agreement	—	4,833,479	—	4,833,479
Total Investments in Securities	$1,080,565,873	$4,833,479	$—	$1,085,399,352

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.1% †
	Convertible Bonds 2.1%
	Auto Parts & Equipment 0.5%
¤	Exide Technologies (a)(b)(c)(d)
	7.00% (7.00% PIK), due 4/30/25	$25,596,078	$11,799,793
	7.25% (7.25% PIK), due 4/30/25 (e)	4,600,000	4,241,200
			16,040,993
	Media 0.3%
	DISH Network Corp. 3.375%, due 8/15/26	7,705,000	8,658,494

	Mining 0.6%
	Detour Gold Corp. 5.50%, due 11/30/17	18,642,000	18,735,210

	Oil & Gas 0.3%
	Comstock Resources, Inc. (b)
	7.75% (7.75% PIK), due 4/1/19	4,792,509	3,881,932
	9.50% (9.50% PIK), due 6/15/20	8,018,568	6,414,854
			10,296,786
	Real Estate Investment Trusts 0.4%
	VEREIT, Inc. 3.75%, due 12/15/20	11,135,000	11,601,334

	Total Convertible Bonds (Cost $74,979,466)		65,332,817

	Corporate Bonds 90.3%
	Advertising 0.6%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,447,000	5,732,968
	5.75%, due 2/1/26	2,935,000	3,184,475
	5.875%, due 2/1/22	1,525,000	1,570,750
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	3,495,000	3,612,956
	5.625%, due 2/15/24	3,830,000	3,992,775
			18,093,924
	Aerospace & Defense 1.5%
	KLX, Inc. 5.875%, due 12/1/22 (e)	10,925,000	11,446,122
	Orbital ATK, Inc.
	5.25%, due 10/1/21	4,270,000	4,419,450
	5.50%, due 10/1/23	3,775,000	4,034,531
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	2,494,000	2,591,261
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,866,700
	6.00%, due 7/15/22	2,760,000	2,863,500
	6.50%, due 7/15/24	2,000,000	2,065,000
	6.50%, due 5/15/25	9,350,000	9,630,500
	Triumph Group, Inc. 7.75%, due 8/15/25 (e)	4,355,000	4,583,638
			47,500,702
	Airlines 0.0% ‡
	United Continental Holdings, Inc. 4.25%, due 10/1/22	1,230,000	1,239,225

	Apparel 0.3%
	Hanesbrands, Inc. 4.875%, due 5/15/26 (e)	2,750,000	2,856,563
	William Carter Co. 5.25%, due 8/15/21	5,380,000	5,534,675
			8,391,238
	Auto Manufacturers 1.1%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	6,625,000	7,287,500
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,746,620
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	6,125,000	6,323,557
	McLaren Finance PLC 5.75%, due 8/1/22 (e)	6,595,000	6,792,850
	Wabash National Corp. 5.50%, due 10/1/25 (e)	4,197,000	4,275,694
			34,426,221
	Auto Parts & Equipment 3.6%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	8,100,000	8,282,250
	American Axle & Manufacturing, Inc. (e)
	6.25%, due 4/1/25	4,180,000	4,263,600
	6.50%, due 4/1/27	5,465,000	5,512,819
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (e)	3,030,000	3,098,175
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	4,515,000	4,760,503
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	29,199,860	23,593,487
	Goodyear Tire & Rubber Co.
	4.875%, due 3/15/27	3,490,000	3,592,885
	5.125%, due 11/15/23	2,000,000	2,092,500
	IHO Verwaltungs GmbH (b)(e)
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	8,210,000	8,353,675
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	8,180,000	8,323,150
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	5,770,000	5,878,187
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (e)	4,775,000	4,775,000
	Meritor, Inc. 6.75%, due 6/15/21	617,000	638,595
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	6,640,000	6,905,600
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	8,835,000	9,111,094
	Tenneco, Inc. 5.00%, due 7/15/26	4,740,000	4,858,500
	Titan International, Inc. 6.875%, due 10/1/20	1,480,000	1,525,140
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (e)	4,945,000	5,216,975
			110,782,135
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	4,920,000	5,166,000

	Biotechnology 0.3%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (e)	8,310,000	8,413,875

	Building Materials 1.6%
	Airxcel, Inc. 8.50%, due 2/15/22 (e)	2,915,000	3,090,192
	BMC East LLC 5.50%, due 10/1/24 (e)	3,795,000	3,956,287
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,683,844
	Griffon Corp. 5.25%, due 3/1/22 (e)	2,145,000	2,177,175
	James Hardie International Finance DAC 5.875%, due 2/15/23 (e)	9,690,000	10,174,500
	RSI Home Products, Inc. 6.50%, due 3/15/23 (e)	1,813,000	1,903,650
	Standard Industries, Inc. 5.125%, due 2/15/21 (e)	2,500,000	2,578,125
	Summit Materials LLC / Summit Materials Finance Corp.
	5.125%, due 6/1/25 (e)	1,845,000	1,901,088
	6.125%, due 7/15/23	10,905,000	11,504,775
	8.50%, due 4/15/22	3,860,000	4,342,500
	USG Corp. 4.875%, due 6/1/27 (e)	1,500,000	1,565,625
			48,877,761
	Chemicals 2.2%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23	11,870,000	14,422,050
	10.00%, due 10/15/25	6,875,000	8,396,094
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (e)	7,795,000	8,808,350
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	5,760,000	5,817,600
	NOVA Chemicals Corp. (e)
	4.875%, due 6/1/24	5,830,000	5,902,875
	5.00%, due 5/1/25	2,500,000	2,537,500
	5.25%, due 8/1/23	2,400,000	2,472,000
	5.25%, due 6/1/27	3,210,000	3,242,100
	Olin Corp. 5.50%, due 8/15/22	3,261,000	3,513,727
	PolyOne Corp. 5.25%, due 3/15/23	9,876,000	10,468,560
	Westlake Chemical Corp. 4.625%, due 2/15/21	1,000,000	1,033,500
			66,614,356
	Coal 0.4%
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	6,895,000	6,963,950
	8.00%, due 4/1/23	5,435,000	5,775,014
			12,738,964
	Commercial Services 4.5%
	Ashtead Capital, Inc. (e)
	4.125%, due 8/15/25	1,665,000	1,714,950
	4.375%, due 8/15/27	2,500,000	2,575,000
	5.625%, due 10/1/24	5,145,000	5,530,875
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	6,495,000	6,641,138
	6.375%, due 4/1/24 (e)	8,715,000	9,085,387
	Cimpress N.V. 7.00%, due 4/1/22 (e)	11,005,000	11,403,931
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (e)	2,835,000	2,835,000
	Gartner, Inc. 5.125%, due 4/1/25 (e)	10,222,000	10,784,210
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	4,610,000	4,782,875
	IHS Markit, Ltd. (e)
	4.75%, due 2/15/25	4,580,000	4,900,600
	5.00%, due 11/1/22	20,705,000	22,309,637
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	4,370,000	4,572,113
	Laureate Education, Inc. 8.25%, due 5/1/25 (e)	3,340,000	3,598,850
	Nielsen Co. Luxembourg S.A.R.L. (e)
	5.00%, due 2/1/25	4,860,000	5,060,475
	5.50%, due 10/1/21	1,340,000	1,376,850
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	6,120,000	6,188,850
	5.00%, due 4/15/22 (e)	20,569,000	21,314,626
	Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	1,365,000	1,443,488
	United Rentals North America, Inc.
	4.625%, due 7/15/23	1,980,000	2,066,625
	4.625%, due 10/15/25	3,000,000	3,037,500
	4.875%, due 1/15/28	1,395,000	1,401,975
	7.625%, due 4/15/22	324,000	337,219
	WEX, Inc. 4.75%, due 2/1/23 (e)	4,915,000	5,037,875
			138,000,049
	Computers 0.3%
	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, due 12/15/24 (e)	1,000,000	1,180,000
	NCR Corp. 6.375%, due 12/15/23	6,300,000	6,719,580
			7,899,580
	Cosmetics & Personal Care 0.5%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,655,862
	4.70%, due 5/24/22	8,070,000	8,655,075
			15,310,937
	Distribution & Wholesale 0.2%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (e)	5,885,000	6,136,878

	Diversified Financial Services 3.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	2,495,000	2,655,161
	5.00%, due 10/1/21	5,465,000	5,896,960
	Ally Financial, Inc. 6.25%, due 12/1/17	1,395,000	1,403,021
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (e)	6,915,000	7,018,725
	Credit Acceptance Corp.
	6.125%, due 2/15/21	3,700,000	3,755,500
	7.375%, due 3/15/23	5,795,000	6,128,213
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (e)	7,115,000	7,251,503
	Exela Intermediate LLC / Exela Finance, Inc. 10.00%, due 7/15/23 (e)	5,650,000	5,551,125
	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (e)	3,685,000	3,694,213
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
	5.25%, due 3/15/22	6,685,000	6,818,700
	5.25%, due 10/1/25	1,540,000	1,525,570
	5.875%, due 8/1/21	8,560,000	8,752,600
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	5,545,000	5,836,113
	LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	7,690,000	7,972,223
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	1,304,000	1,308,075
	7.875%, due 10/1/20	5,476,000	5,599,210
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	4,025,000	3,954,563
	OneMain Financial Holdings LLC 6.75%, due 12/15/19 (e)	2,030,000	2,106,125
	VFH Parent LLC 6.75%, due 6/15/22 (e)	7,900,000	8,225,875
	Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	3,380,000	3,413,800
			98,867,275
	Electric 2.1%
	Calpine Corp. (e)
	5.875%, due 1/15/24	6,485,000	6,704,193
	6.00%, due 1/15/22	8,255,000	8,543,925
¤	GenOn Energy, Inc. (f)(g)
	7.875%, due 6/15/17	22,767,000	16,961,415
	9.50%, due 10/15/18	19,471,000	14,262,507
	NRG Energy, Inc.
	6.25%, due 7/15/22	1,275,000	1,338,750
	6.625%, due 1/15/27	7,000,000	7,332,500
	NRG REMA LLC Series C 9.681%, due 7/2/26	11,280,000	8,121,600
	Public Service Co. of New Mexico 7.95%, due 5/15/18	1,805,000	1,872,122
			65,137,012
	Electrical Components & Equipment 0.7%
	General Cable Corp. 5.75%, due 10/1/22	14,730,000	14,794,812
	WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,392,700
			22,187,512
	Electronics 0.3%
	Allegion PLC 5.875%, due 9/15/23	3,000,000	3,239,925
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	7,105,000	7,309,624
			10,549,549
	Engineering & Construction 0.4%
	Tutor Perini Corp. 6.875%, due 5/1/25 (e)	2,700,000	2,929,500
	Weekley Homes LLC / Weekley Finance Corp.
	6.00%, due 2/1/23	7,219,000	7,074,620
	6.625%, due 8/15/25 (e)	3,695,000	3,574,913
			13,579,033
	Entertainment 1.1%
	Churchill Downs, Inc. 5.375%, due 12/15/21	7,965,000	8,213,906
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,420,000	2,556,125
	5.375%, due 4/15/26	1,660,000	1,811,475
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	2,193,000	2,362,958
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (e)	4,830,000	4,837,293
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	4,660,000	4,706,600
	Sterling Entertainment Enterprises LLC 9.75%, due 12/15/19 (a)(c)(d)(h)	10,000,000	10,375,000
			34,863,357
	Food 2.3%
	B&G Foods, Inc.
	4.625%, due 6/1/21	5,000,000	5,093,750
	5.25%, due 4/1/25	4,795,000	4,914,875
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	15,530,000	15,374,700
	Ingles Markets, Inc. 5.75%, due 6/15/23	5,795,000	5,664,613
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	7,540,000	7,577,700
	Lamb Weston Holdings, Inc. (e)
	4.625%, due 11/1/24	2,340,000	2,439,450
	4.875%, due 11/1/26	2,500,000	2,625,000
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (e)	7,880,000	8,884,700
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	5,130,000	5,835,375
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)	6,155,000	6,578,156
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (e)	6,897,000	7,103,910
			72,092,229
	Forest Products & Paper 0.8%
	Mercer International, Inc.
	6.50%, due 2/1/24	6,005,000	6,245,200
	7.75%, due 12/1/22	415,000	440,419
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	15,768,000	19,214,885
			25,900,504
	Gas 0.7%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	2,050,000	2,106,375
	5.625%, due 5/20/24	7,385,000	7,781,944
	5.75%, due 5/20/27	5,455,000	5,577,737
	5.875%, due 8/20/26	6,495,000	6,754,800
			22,220,856
	Health Care - Products 0.3%
	Alere, Inc. 6.375%, due 7/1/23 (e)	600,000	646,500
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	4,705,000	4,963,775
	Hologic, Inc. 5.25%, due 7/15/22 (e)	3,760,000	3,948,000
			9,558,275
	Health Care - Services 5.0%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	8,440,000	8,862,000
	6.50%, due 3/1/24	1,865,000	2,002,544
	Centene Corp.
	4.75%, due 1/15/25	4,605,000	4,777,687
	5.625%, due 2/15/21	5,305,000	5,518,261
	6.125%, due 2/15/24	6,315,000	6,828,094
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	4,165,000	4,092,113
	Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), due 5/15/22 (b)(e)	3,000,000	3,112,500
	Fresenius Medical Care U.S. Finance II, Inc. (e)
	4.75%, due 10/15/24	2,970,000	3,214,401
	5.625%, due 7/31/19	340,000	360,723
	6.50%, due 9/15/18	3,750,000	3,909,309
¤	HCA, Inc.
	5.00%, due 3/15/24	8,637,000	9,198,405
	5.25%, due 4/15/25	7,985,000	8,633,781
	5.25%, due 6/15/26	2,875,000	3,097,813
	5.375%, due 2/1/25	2,320,000	2,444,700
	5.875%, due 3/15/22	5,130,000	5,681,475
	5.875%, due 5/1/23	4,200,000	4,567,500
	5.875%, due 2/15/26	3,655,000	3,924,556
	7.50%, due 2/15/22	1,570,000	1,801,088
	7.58%, due 9/15/25	1,770,000	2,044,350
	7.69%, due 6/15/25	8,390,000	9,753,375
	8.36%, due 4/15/24	1,020,000	1,224,000
	HealthSouth Corp. 5.75%, due 11/1/24	4,675,000	4,797,719
	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, due 5/15/19	3,415,000	3,428,233
	Molina Healthcare, Inc. 5.375%, due 11/15/22	6,615,000	6,817,419
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	17,990,000	19,339,250
	Tenet Healthcare Corp.
	4.625%, due 7/15/24 (e)	2,890,000	2,863,874
	5.125%, due 5/1/25 (e)	3,140,000	3,096,825
	6.75%, due 6/15/23	3,185,000	3,057,600
	7.50%, due 1/1/22 (e)	1,785,000	1,889,869
	8.125%, due 4/1/22	6,775,000	6,893,562
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	4,455,000	4,688,888
	West Street Merger Sub, Inc. 6.375%, due 9/1/25 (e)	2,850,000	2,835,750
			154,757,664
	Home Builders 1.9%
	Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
	6.75%, due 8/1/25	3,237,000	3,204,630
	6.875%, due 2/15/21	6,815,000	6,951,300
	Brookfield Residential Properties, Inc. (e)
	6.375%, due 5/15/25	3,520,000	3,704,800
	6.50%, due 12/15/20	12,995,000	13,303,631
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	4,100,000	4,284,500
	CalAtlantic Group, Inc. 6.625%, due 5/1/20	1,440,000	1,590,480
	Century Communities, Inc. 6.875%, due 5/15/22	10,140,000	10,707,840
	M/I Homes, Inc. 5.625%, due 8/1/25 (e)	3,000,000	3,063,750
	Mattamy Group Corp. 6.50%, due 10/1/25 (e)	5,010,000	5,135,250
	New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	5,575,500
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	968,000	993,410
			58,515,091
	Household Products & Wares 0.7%
	Prestige Brands, Inc. (e)
	5.375%, due 12/15/21	2,665,000	2,744,950
	6.375%, due 3/1/24	5,690,000	6,116,750
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	6,540,000	6,965,100
	6.625%, due 11/15/22	6,590,000	6,870,075
			22,696,875
	Insurance 1.3%
	American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	8,441,260
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,700,027
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (e)	7,858,000	8,054,450
	MGIC Investment Corp. 5.75%, due 8/15/23	6,925,000	7,617,500
	Radian Group, Inc. 4.50%, due 10/1/24	3,060,000	3,121,200
	USIS Merger Sub, Inc. 6.875%, due 5/1/25 (e)	5,745,000	5,852,719
			38,787,156
	Internet 2.0%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	2,870,000	3,017,087
	Match Group, Inc.
	6.375%, due 6/1/24	1,250,000	1,360,938
	6.75%, due 12/15/22	17,140,000	17,697,050
	Netflix, Inc.
	5.50%, due 2/15/22	7,455,000	8,125,950
	5.75%, due 3/1/24	10,899,000	11,879,910
	5.875%, due 2/15/25	3,320,000	3,631,250
	Symantec Corp. 5.00%, due 4/15/25 (e)	3,540,000	3,701,530
	VeriSign, Inc.
	4.75%, due 7/15/27	3,690,000	3,800,700
	5.25%, due 4/1/25	9,025,000	9,747,000
			62,961,415
	Iron & Steel 1.3%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	4,355,000	4,311,450
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	6,833,000	7,405,264
	Big River Steel / BRS Finance Corp. 7.25%, due 9/1/25 (e)	11,940,000	12,668,340
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (e)	13,829,000	14,483,111
	Steel Dynamics, Inc. 4.125%, due 9/15/25 (e)	2,000,000	2,016,240
			40,884,405
	Leisure Time 1.6%
	Brunswick Corp. 4.625%, due 5/15/21 (e)	5,900,000	6,012,290
¤	Carlson Travel, Inc. (e)
	6.75%, due 12/15/23	21,430,000	21,269,275
	9.50%, due 12/15/24	11,903,000	11,307,850
	Vista Outdoor, Inc. 5.875%, due 10/1/23	9,564,000	9,838,965
			48,428,380
	Lodging 0.8%
	Boyd Gaming Corp. 6.375%, due 4/1/26	1,935,000	2,111,569
	Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	9,194,130
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24	1,200,000	1,224,000
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	5,940,000	6,229,575
	Station Casinos LLC 5.00%, due 10/1/25 (e)	4,770,000	4,781,448
			23,540,722
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (e)	6,270,000	6,748,088

	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,545,575
	Tennant Co. 5.625%, due 5/1/25 (e)	3,035,000	3,148,812
	Zebra Technologies Corp. 7.25%, due 10/15/22	2,434,000	2,576,998
			11,271,385
	Media 6.9%
	Altice Financing S.A. 7.50%, due 5/15/26 (e)	4,965,000	5,461,500
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (e)	6,840,000	7,233,300
	Block Communications, Inc. 6.875%, due 2/15/25 (e)	11,455,000	12,432,111
	Cablevision Systems Corp. 7.75%, due 4/15/18	4,826,000	4,952,683
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.00%, due 2/1/28 (e)	15,120,000	15,067,836
	5.125%, due 2/15/23	5,130,000	5,296,725
	5.125%, due 5/1/23 (e)	5,805,000	6,044,456
	5.125%, due 5/1/27 (e)	13,580,000	13,766,725
	5.25%, due 9/30/22	500,000	515,000
	5.375%, due 5/1/25 (e)	2,596,000	2,690,417
	5.75%, due 1/15/24	4,118,000	4,277,573
	5.75%, due 2/15/26 (e)	4,795,000	5,027,558
	5.875%, due 4/1/24 (e)	8,005,000	8,495,306
	5.875%, due 5/1/27 (e)	2,850,000	2,985,375
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (e)	7,110,000	7,252,200
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	98,610
	7.875%, due 2/15/18	965,000	983,094
	DISH DBS Corp.
	5.875%, due 7/15/22	3,320,000	3,527,500
	5.875%, due 11/15/24	9,250,000	9,695,156
	Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	5,505,000	5,931,637
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,647,000	17,016,112
	SFR Group S.A. (e)
	6.00%, due 5/15/22	7,320,000	7,649,400
	6.25%, due 5/15/24	1,000,000	1,056,000
	7.375%, due 5/1/26	13,000,000	14,040,000
	Sirius XM Radio, Inc. 5.00%, due 8/1/27 (e)	3,672,000	3,745,440
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	5,254,200
	5.125%, due 4/15/27 (e)	5,890,000	6,123,833
	5.375%, due 6/15/24 (e)	11,450,000	12,423,250
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	23,257,000	24,812,196
			213,855,193
	Metal Fabricate & Hardware 1.3%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	11,835,000	12,840,975
	Novelis Corp. (e)
	5.875%, due 9/30/26	8,185,000	8,307,775
	6.25%, due 8/15/24	6,385,000	6,657,639
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	5,300,000	5,167,500
	Park-Ohio Industries, Inc. 6.625%, due 4/15/27 (e)	5,325,000	5,737,688
			38,711,577
	Mining 3.4%
	Alcoa Nederland Holding B.V. (e)
	6.75%, due 9/30/24	2,315,000	2,563,863
	7.00%, due 9/30/26	4,795,000	5,430,337
	Aleris International, Inc.
	7.875%, due 11/1/20	11,085,000	11,085,000
	9.50%, due 4/1/21 (e)	13,790,000	14,686,350
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	4,880,000	5,026,400
¤	Freeport McMoRan, Inc.
	6.50%, due 11/15/20	8,530,000	8,726,190
	6.75%, due 2/1/22	4,079,000	4,252,357
	6.875%, due 2/15/23	22,020,000	24,001,800
	Hecla Mining Co. 6.875%, due 5/1/21	13,260,000	13,757,913
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	2,175,000	2,436,000
	Lundin Mining Corp. (e)
	7.50%, due 11/1/20	860,000	894,400
	7.875%, due 11/1/22	4,000,000	4,350,000
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (e)	6,750,000	6,885,000
			104,095,610
	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	2,715,000	2,803,238
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	8,205,000	7,733,212
	EnPro Industries, Inc.
	5.875%, due 9/15/22 (e)	1,000,000	1,043,750
	5.875%, due 9/15/22	5,180,000	5,406,625
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	10,480,000	10,768,200
	Koppers, Inc. 6.00%, due 2/15/25 (e)	4,550,000	4,891,250
			32,646,275
	Oil & Gas 7.8%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (e)	5,595,000	6,000,638
	California Resources Corp.
	5.00%, due 1/15/20	15,330,000	9,581,250
	8.00%, due 12/15/22 (e)	8,885,000	5,775,250
	Callon Petroleum Co. 6.125%, due 10/1/24	6,400,000	6,624,000
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	7.625%, due 1/15/22	2,815,000	2,765,738
	11.50%, due 1/15/21 (e)	10,555,000	12,230,606
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	4,480,000	4,575,200
	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (b)	20,760,000	20,656,200
	Continental Resources, Inc. 5.00%, due 9/15/22	7,000,000	7,113,750
	Delek Logistics Partners, L.P. 6.75%, due 5/15/25 (e)	3,075,000	3,098,063
	Gulfport Energy Corp.
	6.00%, due 10/15/24	13,395,000	13,495,462
	6.375%, due 5/15/25	7,115,000	7,203,937
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	2,020,000	1,651,350
	Matador Resources Co. 6.875%, due 4/15/23	4,390,000	4,647,913
	Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,534,586
	Murphy Oil USA, Inc.
	5.625%, due 5/1/27	635,000	682,625
	6.00%, due 8/15/23	7,150,000	7,525,375
	Newfield Exploration Co.
	5.625%, due 7/1/24	6,565,000	7,040,963
	5.75%, due 1/30/22	3,715,000	3,965,763
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	3,166,000	3,229,320
	6.875%, due 3/15/22	1,480,000	1,505,900
	Parsley Energy LLC / Parsley Finance Corp. 5.25%, due 8/15/25 (e)	4,140,000	4,207,275
	PDC Energy, Inc.
	6.125%, due 9/15/24	705,000	736,725
	7.75%, due 10/15/22	11,090,000	11,547,462
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (b)	19,534,618	14,650,963
	Range Resources Corp. (e)
	5.75%, due 6/1/21	6,610,000	6,874,400
	5.875%, due 7/1/22	7,225,000	7,459,812
	Rex Energy Corp. 8.00%, due 10/1/20	39,580,000	19,790,000
	RSP Permian, Inc.
	5.25%, due 1/15/25 (e)	3,000,000	3,045,000
	6.625%, due 10/1/22	5,935,000	6,224,331
	SM Energy Co. 6.50%, due 11/15/21	3,090,000	3,120,900
	Southwestern Energy Co. 7.50%, due 4/1/26	4,820,000	5,012,800
	Stone Energy Corp. 7.50%, due 5/31/22	8,123,857	7,839,522
	WPX Energy, Inc.
	6.00%, due 1/15/22	10,025,000	10,363,344
	7.50%, due 8/1/20	7,889,000	8,579,287
			242,355,710
	Oil & Gas Services 0.4%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	13,323,225

	Pharmaceuticals 0.5%
	Endo Finance LLC 5.75%, due 1/15/22 (e)	2,150,000	1,886,625
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (e)	4,085,000	3,329,275
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (e)
	5.875%, due 10/15/24	1,000,000	1,047,500
	6.00%, due 2/1/25	4,735,000	3,835,350
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (e)	900,000	999,000
	Valeant Pharmaceuticals International, Inc. (e)
	7.00%, due 10/1/20	1,975,000	1,987,344
	7.50%, due 7/15/21	3,320,000	3,311,700
			16,396,794
	Pipelines 4.1%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.125%, due 10/15/21	2,890,000	2,980,313
	6.25%, due 10/15/22	1,405,000	1,494,569
	6.375%, due 5/1/24	2,440,000	2,647,400
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	472,751
	9.625%, due 11/1/21	5,950,000	7,541,343
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	3,510,000	3,632,850
	Cheniere Corpus Christi Holdings LLC
	5.875%, due 3/31/25	5,295,000	5,698,744
	7.00%, due 6/30/24	1,100,000	1,254,000
	Cheniere Energy Partners, L.P. 5.25%, due 10/1/25 (e)	3,000,000	3,067,500
	Genesis Energy, L.P. / Genesis Energy Finance Corp.
	5.75%, due 2/15/21	2,570,000	2,579,638
	6.75%, due 8/1/22	12,305,000	12,581,862
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	5,340,000	5,600,325
	MPLX, L.P.
	4.875%, due 12/1/24	5,790,000	6,239,087
	4.875%, due 6/1/25	9,383,000	10,055,852
	5.50%, due 2/15/23	13,367,000	13,754,643
	NGPL PipeCo LLC (e)
	4.375%, due 8/15/22	2,500,000	2,593,750
	4.875%, due 8/15/27	5,280,000	5,532,648
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,638,388
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	6,125,000	6,630,313
	8.15%, due 4/15/18	1,000,000	1,030,000
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (e)	4,463,000	4,619,205
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	6,485,000	7,236,172
	SemGroup Corp. 6.375%, due 3/15/25 (e)	3,640,000	3,567,200
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	9,560,000	9,822,900
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 3/15/24	3,760,000	3,935,103
			127,206,556
	Real Estate 1.7%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.75% PIK), due 7/1/19 (b)(e)	10,621,868	11,099,852
	CBRE Services, Inc.
	5.00%, due 3/15/23	13,060,000	13,532,095
	5.25%, due 3/15/25	2,895,000	3,173,479
	Howard Hughes Corp. 5.375%, due 3/15/25 (e)	8,950,000	9,129,000
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (e)	6,121,000	6,289,327
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (e)	10,480,000	10,558,600
			53,782,353
	Real Estate Investment Trusts 4.5%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,390,000	35,855,857
	CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,601,850
¤	Equinix, Inc.
	5.375%, due 1/1/22	4,715,000	4,943,678
	5.375%, due 4/1/23	10,555,000	10,985,644
	5.375%, due 5/15/27	13,760,000	14,946,800
	5.75%, due 1/1/25	6,980,000	7,512,225
	5.875%, due 1/15/26	10,114,000	11,112,757
	FelCor Lodging, L.P. 5.625%, due 3/1/23	7,390,000	7,657,887
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	2,000,000	2,030,000
	4.50%, due 1/15/28 (e)	2,220,000	2,239,536
	5.625%, due 5/1/24	19,120,000	20,718,050
	MPT Operating Partnership, L.P. / MPT Finance Corp.
	5.00%, due 10/15/27	5,545,000	5,683,625
	6.375%, due 2/15/22	800,000	825,840
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,000,000	2,065,000
	5.50%, due 2/1/21	2,350,000	2,416,364
	SBA Communications Corp. 4.00%, due 10/1/22 (e)	2,900,000	2,914,500
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	3,755,000	3,919,281
	VEREIT Operating Partnership, L.P. 4.125%, due 6/1/21	1,285,000	1,343,370
			140,772,264
	Retail 4.1%
	1011778 B.C. ULC / New Red Finance, Inc. 5.00%, due 10/15/25 (e)	3,680,000	3,725,632
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	15,085,000	15,763,825
	AutoNation, Inc. 6.75%, due 4/15/18	3,926,000	4,028,879
	Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	6,160,000	6,546,848
	Dollar Tree, Inc. 5.75%, due 3/1/23	8,000,000	8,440,000
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	13,440,000	13,524,000
	GameStop Corp. 5.50%, due 10/1/19 (e)	5,795,000	5,925,388
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,735,000	6,979,144
	5.25%, due 12/15/23 (e)	3,040,000	3,078,000
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
	4.75%, due 6/1/27	2,945,000	3,033,350
	5.00%, due 6/1/24	8,615,000	9,078,056
	5.25%, due 6/1/26	3,115,000	3,298,006
	L Brands, Inc.
	5.625%, due 2/15/22	4,330,000	4,621,842
	6.625%, due 4/1/21	3,610,000	3,971,000
	6.75%, due 7/1/36	3,380,000	3,269,474
	6.875%, due 11/1/35	720,000	698,400
	8.50%, due 6/15/19	1,555,000	1,708,556
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	12,755,000	12,149,137
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,887,442
	Rite Aid Corp. 6.125%, due 4/1/23 (e)	9,580,000	9,304,575
			126,031,554
	Semiconductors 1.2%
¤	Micron Technology, Inc.
	5.25%, due 8/1/23 (e)	5,172,000	5,394,396
	5.25%, due 1/15/24 (e)	2,000,000	2,105,000
	5.50%, due 2/1/25	7,643,000	8,149,349
	7.50%, due 9/15/23	19,170,000	21,302,662
			36,951,407
	Software 2.9%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (e)	12,995,000	13,228,910
	Activision Blizzard, Inc. 6.125%, due 9/15/23 (e)	2,372,000	2,543,970
	Ascend Learning LLC 6.875%, due 8/1/25 (e)	7,415,000	7,822,825
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	7,530,000	8,057,100
	First Data Corp. 5.00%, due 1/15/24 (e)	2,045,000	2,123,324
	MSCI, Inc. (e)
	4.75%, due 8/1/26	3,290,000	3,462,725
	5.25%, due 11/15/24	3,682,000	3,921,330
	5.75%, due 8/15/25	10,060,000	10,977,975
	Open Text Corp. 5.875%, due 6/1/26 (e)	5,085,000	5,580,787
	PTC, Inc. 6.00%, due 5/15/24	14,035,000	15,122,712
	Quintiles IMS, Inc. (e)
	4.875%, due 5/15/23	4,870,000	5,064,800
	5.00%, due 10/15/26	9,792,000	10,379,520
	RP Crown Parent LLC 7.375%, due 10/15/24 (e)	1,480,000	1,515,150
			89,801,128
	Storage & Warehousing 0.2%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (e)	6,455,000	6,164,525

	Telecommunications 5.6%
	Anixter, Inc. 5.125%, due 10/1/21	2,425,000	2,606,875
	CenturyLink, Inc. 5.625%, due 4/1/25	3,120,000	2,987,400
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	11,910,000	12,207,750
	Frontier Communications Corp.
	10.50%, due 9/15/22	8,180,000	7,096,150
	11.00%, due 9/15/25	11,975,000	10,148,813
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26	7,035,000	7,316,400
	6.50%, due 6/15/19	4,000,000	4,255,000
	6.625%, due 8/1/26	6,710,000	7,179,700
	7.625%, due 6/15/21	10,195,000	11,576,626
	Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	5,925,000	6,043,500
	Level 3 Communications, Inc. 5.75%, due 12/1/22	1,920,000	1,972,800
	Level 3 Financing, Inc.
	5.375%, due 1/15/24	3,000,000	3,071,250
	5.625%, due 2/1/23	3,000,000	3,093,561
	Sprint Capital Corp.
	6.875%, due 11/15/28	14,025,000	15,708,000
	8.75%, due 3/15/32	1,000,000	1,278,750
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (e)	12,085,000	13,217,969
	9.00%, due 11/15/18 (e)	371,000	398,517
	9.25%, due 4/15/22	1,750,000	2,161,250
¤	T-Mobile USA, Inc.
	5.125%, due 4/15/25	7,520,000	7,858,400
	5.375%, due 4/15/27	7,560,000	8,148,168
	6.00%, due 4/15/24	6,840,000	7,258,950
	6.125%, due 1/15/22	6,844,000	7,117,760
	6.375%, due 3/1/25	8,670,000	9,334,989
	6.50%, due 1/15/24	7,505,000	7,996,578
	6.50%, due 1/15/26	6,415,000	7,080,556
	6.625%, due 4/1/23	5,470,000	5,757,284
			172,872,996
	Trucking & Leasing 0.2%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	6,475,000	6,734,000

	Total Corporate Bonds (Cost $2,676,709,278)		2,794,839,795

	Loan Assignments 0.7% (i)
	Diversified Financial Services 0.2%
	Jane Street Group LLC 2017 Term Loan B 5.74%, due 8/25/22	3,500,000	3,535,000
	VFH Parent LLC 2017 Term Loan 5.06%, due 12/30/21	3,304,348	3,336,014
			6,871,014
	Household Products & Wares 0.1%
	Prestige Brands, Inc. Term Loan B5 3.99%, due 1/26/24	2,147,722	2,154,769

	Retail 0.3%
	Bass Pro Group LLC Term Loan B 6.24%, due 12/16/23	10,525,000	9,906,656

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.99%, due 11/12/20	3,700,000	2,924,850

	Total Loan Assignments (Cost $22,738,045)		21,857,289
	Total Long-Term Bonds (Cost $2,774,426,789)		2,882,029,901

		Shares
	Common Stocks 1.0%
	Auto Parts & Equipment 0.0% ‡
¤	Exide Technologies (a)(c)(d)(h)(j)	612,830	998,913

	Media 0.0% ‡
	ION Media Networks, Inc. (a)(c)(d)(h)	725	491,978

	Metals & Mining 0.1%
	Neenah Enterprises, Inc. (a)(c)(d)(h)(j)	230,859	2,541,758

	Oil, Gas & Consumable Fuels 0.6%
	PetroQuest Energy, Inc. (j)	261,032	597,763
	Rex Energy Corp. (c)(j)	20,000	54,000
	Stone Energy Corp. (c)(h)(j)	637,880	18,536,793
	Titan Energy LLC (j)	25,911	116,599
			19,305,155
	Specialty Retail 0.3%
	American Eagle Outfitters, Inc.	556,651	7,960,109

	Total Common Stocks (Cost $49,286,997)		31,297,913

	Principal Amount
Short-Term Investment 4.7%
Money Market Fund 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%	$145,521,364	145,521,364
Total Short-Term Investment (Cost $145,521,364)		145,521,364
Total Investments (Cost $2,969,235,150)	98.8%	3,058,849,178
Other Assets, Less Liabilities	1.2	37,815,373
Net Assets	100.0%	$3,096,664,551

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $72,632,922, which represented 2.3% of the Portfolio's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued securities was $54,042,129, which represented 1.7% of the Portfolio's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Issue in non-accrual status.
(g)	Issue in default.
(h)	Restricted security.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2017.
(j)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$49,291,824	$16,040,993	$65,332,817
Corporate Bonds (c)	—	2,760,871,308	33,968,487	2,794,839,795
Loan Assignments	—	21,857,289	—	21,857,289
Total Long-Term Bonds	—	2,832,020,421	50,009,480	2,882,029,901
Common Stocks (d)	27,265,264	—	4,032,649	31,297,913
Short-Term Investment
Money Market Fund	145,521,364	—	—	145,521,364
Total Investments in Securities	$172,786,628	$2,832,020,421	$54,042,129	$3,058,849,178

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $16,040,993 are held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $23,593,487 and $10,375,000 are held in Auto Parts & Equipment and Entertainment, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $998,913, $491,978, and $2,541,758 are held in Auto Parts & Equipment, Media, and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$15,036,151	$202,229	$5,409	$(4,202,199)	$5,815,568	(a)	$(816,165)	$-	$-	$16,040,993	$(4,202,199)
Corporate Bonds
Auto Parts & Equipment	18,885,856	287,252	(1,338,433)	(503,406)	25,795,405	(a)	(19,533,187)	-	-	23,593,487	(2,380,235)
Entertainment	10,375,000	-	-	-	-		-	-	-	10,375,000	-
Oil & Gas	2,182,400	-	-	(2,182,400)	-		-	-	-	-	-
Common Stocks
Auto Parts & Equipment	393,404	-	-	605,509	-		-	-	-	998,913	605,509
Electric	156,044	-	163,450	(156,044)	-		(163,450)	-	-	-	-
Media	388,150	-	-	103,828	-		-	-	-	491,978	103,828
Metals & Mining	2,541,758	-	-	-	-		-	-	-	2,541,758	-
Total	$49,958,763	$489,481	$(1,169,574)	$(6,334,712)	$31,610,973		$(20,512,802)	$-	$-	$54,042,129	$(5,873,097)

(a)	Purchases include PIK securities.

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 50.0% †
	Asset-Backed Securities 0.1%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 1.294% (1-month USD-LIBOR-BBA + 0.06%), due 10/25/36 (a)		$41,989	$41,827
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 1.334% (1-month USD-LIBOR-BBA + 0.10%), due 4/25/37 (a)		2,319	1,628
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.334% (1-month USD-LIBOR-BBA + 0.10%), due 3/25/47 (a)		194,257	129,175
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.284% (1-month USD-LIBOR-BBA + 0.05%), due 11/25/36 (a)		255,282	127,714
	Soundview Home Loan Trust Series 2006-EQ2, Class A2 1.344% (1-month USD-LIBOR-BBA + 0.11%), due 1/25/37 (a)		380,141	276,854
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 1.344% (1-month USD-LIBOR-BBA + 0.11%), due 9/25/37 (a)		315,599	151,525
				728,723
	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.509% (3-month USD-LIBOR-BBA + 0.32%), due 5/25/29 (a)		138,068	135,007

	Total Asset-Backed Securities (Cost $1,096,134)			863,730

	Corporate Bonds 41.7%
	Advertising 0.2%
	Lamar Media Corp. 5.875%, due 2/1/22		1,105,000	1,138,150

	Aerospace & Defense 0.5%
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,419,634
	Orbital ATK, Inc. 5.50%, due 10/1/23		1,135,000	1,213,031
	Triumph Group, Inc. 4.875%, due 4/1/21		450,000	443,475
				3,076,140
	Agriculture 0.4%
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26		970,000	934,685
¤	Philip Morris International, Inc. 1.625%, due 2/21/19		1,260,000	1,259,131
	Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		165,000	181,787
				2,375,603
	Airlines 1.1%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,440,250
	American Airlines, Inc.
	Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31		500,000	506,250
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		928,979	957,823
	Continental Airlines, Inc.
	Series 2009-2, Class A, Pass Through Trust 7.25%, due 5/10/21		292,888	321,810
	Series 2003-ERJ1 7.875%, due 1/2/20		133,692	136,199
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,053,725	1,149,719
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		810,604	915,983
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		459,484	515,771
	United Airlines, Inc.
	Series 2014-2, Class B 4.625%, due 3/3/24		405,575	420,785
	Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		511,948	558,023
				6,922,613
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (b)		1,315,000	1,369,244

	Auto Manufacturers 1.1%
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	596,577
	7.45%, due 7/16/31		455,000	589,270
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	166,846
	General Motors Financial Co., Inc.
	3.15%, due 6/30/22		320,000	322,552
	3.45%, due 4/10/22		1,500,000	1,524,646
	3.70%, due 5/9/23		500,000	509,540
	4.20%, due 3/1/21		925,000	969,559
	Toyota Motor Credit Corp.
	1.25%, due 10/5/17		630,000	629,996
	2.90%, due 4/17/24		1,670,000	1,698,723
				7,007,709
	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. 5.125%, due 11/15/23		910,000	952,088
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (b)		1,245,000	1,283,906
	Tenneco, Inc. 5.00%, due 7/15/26		605,000	620,125
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (Germany) (b)		1,150,000	1,213,250
				4,069,369
	Banks 6.8%
	Bank of America Corp.
	3.50%, due 4/19/26		150,000	152,501
	3.705% (3-month USD-LIBOR-BBA + 1.512%), due 4/24/28 (a)		555,000	563,755
	5.875%, due 2/7/42		180,000	230,728
	6.11%, due 1/29/37		1,105,000	1,381,625
	6.30% (3-month USD-LIBOR-BBA + 4.553%), due 12/29/49 (a)		735,000	830,550
	7.625%, due 6/1/19		680,000	742,089
	Bank of New York Mellon Corp. 4.625% (3-month USD-LIBOR-BBA + 3.131%), due 12/29/49 (a)		1,130,000	1,152,826
	Barclays PLC (United Kingdom)
	4.836%, due 5/9/28		705,000	730,331
	4.95%, due 1/10/47		315,000	344,252
	5.20%, due 5/12/26		580,000	619,239
	BB&T Corp. 2.75%, due 4/1/22		1,470,000	1,497,478
	Capital One Financial Corp.
	4.20%, due 10/29/25		165,000	169,555
	5.55% (3-month USD-LIBOR-BBA + 3.80%), due 12/29/49 (a)		775,000	808,906
	CIT Group, Inc. 3.875%, due 2/19/19		890,000	906,687
	Citigroup, Inc.
	3.40%, due 5/1/26		255,000	255,551
	3.668% (3-month USD-LIBOR-BBA + 1.39%), due 7/24/28 (a)		430,000	434,211
	3.70%, due 1/12/26		545,000	558,771
	4.05%, due 7/30/22		105,000	109,915
	5.30%, due 5/6/44		436,000	509,972
	6.625%, due 6/15/32		190,000	241,896
	Citizens Bank N.A. 2.55%, due 5/13/21		475,000	476,988
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,245,684
	Discover Bank 8.70%, due 11/18/19		795,000	888,340
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		625,000	627,701
	2.905% (3-month USD-LIBOR-BBA + 0.99%), due 7/24/23 (a)		310,000	310,223
	2.908% (3-month USD-LIBOR-BBA + 1.053%), due 6/5/23 (a)		285,000	285,226
	3.625%, due 1/22/23		1,330,000	1,378,027
	5.25%, due 7/27/21		1,295,000	1,422,965
	6.75%, due 10/1/37		159,000	209,767
	7.50%, due 2/15/19		740,000	794,767
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,327,752
	JPMorgan Chase & Co. (a)
	3.54% (3-month USD-LIBOR-BBA + 1.38%), due 5/1/28		800,000	807,289
	5.15% (3-month USD-LIBOR-BBA + 3.25%), due 12/29/49		990,000	1,027,125
	Kreditanstalt fuer Wiederaufbau 1.50%, due 2/6/19 (Germany)		2,925,000	2,921,651
	Lloyds Banking Group PLC (United Kingdom)
	4.582%, due 12/10/25		308,000	323,635
	4.65%, due 3/24/26		585,000	618,521
¤	Morgan Stanley
	2.375%, due 7/23/19		1,565,000	1,574,966
	4.875%, due 11/1/22		495,000	536,467
	5.00%, due 11/24/25		1,150,000	1,260,371
	5.45% (3-month USD-LIBOR-BBA + 3.61%), due 12/31/49 (a)		790,000	814,688
	6.25%, due 8/9/26		881,000	1,056,005
	PNC Bank N.A.
	1.70%, due 12/7/18		1,170,000	1,168,671
	2.55%, due 12/9/21		815,000	821,765
	Royal Bank of Scotland Group PLC (United Kingdom)
	6.00%, due 12/19/23		70,000	77,414
	6.125%, due 12/15/22		550,000	605,025
	Santander Holdings USA, Inc. 4.40%, due 7/13/27 (b)		850,000	869,114
	Santander UK Group Holdings PLC 3.571%, due 1/10/23 (United Kingdom)		790,000	808,139
	State Street Corp. 2.55%, due 8/18/20		915,000	930,859
	Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		1,535,000	1,511,825
	U.S. Bank N.A. 2.00%, due 1/24/20		1,500,000	1,504,040
	Wachovia Corp. 5.75%, due 2/1/18		330,000	334,559
	Wells Fargo & Co. 5.90% (3-month USD-LIBOR-BBA + 3.11%), due 12/29/49 (a)		820,000	892,775
	Wells Fargo Capital X 5.95%, due 12/1/86		255,000	286,875
				41,960,057
	Beverages 1.2%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		2,040,000	2,110,405
	Coca-Cola Co. 1.375%, due 5/30/19		1,390,000	1,385,497
	Constellation Brands, Inc. 4.25%, due 5/1/23		760,000	814,638
	Molson Coors Brewing Co. 3.00%, due 7/15/26		750,000	729,409
	PepsiCo, Inc.
	1.35%, due 10/4/19		800,000	797,619
	1.55%, due 5/2/19		600,000	599,491
	2.375%, due 10/6/26		800,000	766,337
				7,203,396
	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,303,336
	Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,458,500
				2,761,836
	Building Materials 0.4%
	Johnson Controls International PLC 4.50%, due 2/15/47		470,000	498,784
	Masco Corp. 4.375%, due 4/1/26		575,000	610,650
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		1,000,000	1,062,800
				2,172,234
	Chemicals 0.8%
	Air Liquide Finance S.A. (France) (b)
	1.375%, due 9/27/19		900,000	889,581
	1.75%, due 9/27/21		610,000	596,162
	Ashland LLC 4.75%, due 8/15/22		1,000,000	1,056,250
	Dow Chemical Co.
	4.125%, due 11/15/21		710,000	752,254
	8.55%, due 5/15/19		45,000	49,689
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (b)		625,000	624,000
	WR Grace & Co-Conn 5.125%, due 10/1/21 (b)		765,000	830,025
				4,797,961
	Commercial Services 0.4%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (b)		697,000	756,245
	Service Corp. International 5.375%, due 1/15/22		1,005,000	1,032,637
	United Rentals North America, Inc. 4.625%, due 7/15/23		510,000	532,313
				2,321,195
	Computers 0.6%
	Apple, Inc.
	1.55%, due 2/8/19		310,000	310,096
	1.55%, due 8/4/21		545,000	534,293
	3.20%, due 5/11/27		320,000	325,796
	3.35%, due 2/9/27		1,250,000	1,286,983
	3.85%, due 8/4/46		395,000	399,284
	International Business Machines Corp. 1.90%, due 1/27/20		785,000	786,006
				3,642,458
	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		1,100,000	1,099,001

	Diversified Financial Services 1.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Ireland)		1,600,000	1,702,709
	Air Lease Corp.
	2.125%, due 1/15/20		730,000	728,848
	4.25%, due 9/15/24		420,000	442,852
	Bear Stearns Cos. LLC 7.25%, due 2/1/18		544,000	554,134
	GE Capital International Funding Co. 2.342%, due 11/15/20		4,500,000	4,547,370
	International Lease Finance Corp. 5.875%, due 4/1/19		460,000	484,563
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		525,000	547,969
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		425,000	432,848
	Springleaf Finance Corp. 6.00%, due 6/1/20		210,000	221,550
	Synchrony Financial 4.50%, due 7/23/25		1,735,000	1,809,665
				11,472,508
	Electric 1.7%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		850,000	852,282
	CMS Energy Corp.
	3.875%, due 3/1/24		550,000	577,184
	5.05%, due 3/15/22		430,000	473,962
	6.25%, due 2/1/20		435,000	474,248
	Consolidated Edison, Inc. 2.00%, due 3/15/20		435,000	434,914
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,120,000	1,300,941
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (c)		500,000	550,440
	MidAmerican Energy Co.
	3.95%, due 8/1/47		300,000	311,924
	4.40%, due 10/15/44		790,000	868,597
	Pacific Gas & Electric Co. 1.518% (3-month USD-LIBOR-BBA + 0.20%), due 11/30/17 (a)		1,100,000	1,099,908
	PECO Energy Co. 4.80%, due 10/15/43		425,000	489,345
	Potomac Electric Power Co. 4.15%, due 3/15/43		615,000	644,124
	PPL Electric Utilities Corp. 3.95%, due 6/1/47		780,000	805,407
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	797,507
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	390,542
	WEC Energy Group, Inc. 3.428% (3-month USD-LIBOR-BBA + 2.113%), due 5/15/67 (a)		480,000	460,795
				10,532,120
	Electronics 0.3%
	Honeywell International, Inc. 1.40%, due 10/30/19		1,600,000	1,590,061

	Environmental Controls 0.2%
	Republic Services, Inc. 4.75%, due 5/15/23		580,000	640,708
	Waste Management, Inc. 2.40%, due 5/15/23		810,000	800,643
				1,441,351
	Food 2.0%
	J.M. Smucker Co. 1.75%, due 3/15/18		1,245,000	1,246,205
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (b)		1,290,000	1,283,677
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		280,000	268,210
	4.875%, due 2/15/25 (b)		831,000	888,141
	5.00%, due 6/4/42		585,000	623,275
	Kroger Co. 1.50%, due 9/30/19		905,000	894,443
	Mondelez International Holdings Netherlands B.V. (Netherlands) (b)
	1.625%, due 10/28/19		985,000	977,457
	2.00%, due 10/28/21		1,110,000	1,089,920
	Smithfield Foods, Inc. (b)
	2.70%, due 1/31/20		605,000	606,863
	3.35%, due 2/1/22		565,000	575,761
	Sysco Corp. 3.30%, due 7/15/26		865,000	866,722
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,904,020
	Whole Foods Market, Inc. 5.20%, due 12/3/25		1,210,000	1,389,267
				12,613,961
	Gas 0.4%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		320,000	328,800
	5.625%, due 5/20/24		525,000	553,219
	5.75%, due 5/20/27		220,000	224,950
	NiSource Finance Corp. 3.49%, due 5/15/27		1,320,000	1,336,100
				2,443,069
	Health Care - Products 0.9%
	Baxter International, Inc. 3.50%, due 8/15/46		1,570,000	1,403,039
	Becton Dickinson & Co. 3.70%, due 6/6/27		1,555,000	1,572,244
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		1,105,000	1,104,413
	Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,234,572
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		525,000	533,676
				5,847,944
	Health Care - Services 0.2%
	Cigna Corp. 4.375%, due 12/15/20		135,000	142,850
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		1,255,000	1,260,465
				1,403,315
	Home Builders 0.9%
	CalAtlantic Group, Inc. 8.375%, due 5/15/18		800,000	832,000
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,131,625
	4.50%, due 11/15/19		200,000	206,500
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,177,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	738,675
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		1,430,000	1,530,100
				5,615,900
	Housewares 0.3%
	Newell Brands, Inc. 3.85%, due 4/1/23		2,000,000	2,101,204

	Insurance 3.0%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	82,714
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		1,280,000	1,280,421
	Chubb Corp. 3.554% (3-month USD-LIBOR-BBA + 2.25%), due 3/29/67 (a)		730,000	725,985
	CNA Financial Corp. 4.50%, due 3/1/26		1,260,000	1,346,266
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		1,295,000	1,295,987
	Liberty Mutual Group, Inc. (b)
	4.25%, due 6/15/23		295,000	315,091
	6.50%, due 3/15/35		130,000	161,487
	7.80%, due 3/7/87		1,195,000	1,508,687
	Markel Corp. 5.00%, due 4/5/46		870,000	940,111
	MassMutual Global Funding II (b)
	2.10%, due 8/2/18		350,000	351,469
	2.50%, due 10/17/22		1,270,000	1,271,813
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (b)		735,000	733,106
	Oil Insurance, Ltd. 4.317% (3-month USD-LIBOR-BBA + 2.982%), due 12/29/49 (a)(b)		580,000	553,175
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,000,000	1,239,843
	Pricoa Global Funding I 2.55%, due 11/24/20 (b)		765,000	773,562
	Principal Life Global Funding II 2.375%, due 11/21/21 (b)		1,470,000	1,460,611
	Protective Life Corp. 8.45%, due 10/15/39		725,000	1,075,309
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,172,451
	Prudential Financial, Inc. 5.625% (3-month USD-LIBOR-BBA + 3.92%), due 6/15/43 (a)		795,000	866,550
	Voya Financial, Inc. 3.65%, due 6/15/26		310,000	310,738
	XLIT, Ltd. 4.45%, due 3/31/25		985,000	1,008,640
				18,474,016
	Internet 0.8%
	Amazon.com, Inc.
	3.30%, due 12/5/21		755,000	786,858
	3.875%, due 8/22/37 (b)		560,000	569,899
	eBay, Inc. 3.80%, due 3/9/22		1,380,000	1,446,563
	Match Group, Inc. 6.375%, due 6/1/24		1,500,000	1,633,125
	Priceline Group, Inc. 3.60%, due 6/1/26		795,000	808,303
				5,244,748
	Iron & Steel 0.2%
	ArcelorMittal 7.50%, due 10/15/39 (Luxembourg)		1,000,000	1,200,000

	Lodging 0.9%
	Choice Hotels International, Inc. 5.75%, due 7/1/22		1,229,000	1,364,190
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24		865,000	882,300
	Marriott International, Inc.
	2.30%, due 1/15/22		890,000	878,641
	6.75%, due 5/15/18		865,000	891,402
	7.15%, due 12/1/19		125,000	138,038
	MGM Resorts International 6.75%, due 10/1/20		840,000	926,100
	Wyndham Worldwide Corp.
	4.15%, due 4/1/24		300,000	304,180
	4.50%, due 4/1/27		330,000	331,165
				5,716,016
	Machinery - Diversified 0.3%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		1,445,000	1,535,312
	Zebra Technologies Corp. 7.25%, due 10/15/22		173,000	183,164
				1,718,476
	Media 1.1%
	21st Century Fox America, Inc. 6.65%, due 11/15/37		605,000	795,663
	DISH DBS Corp. 5.875%, due 7/15/22		725,000	770,312
	Grupo Televisa S.A.B. 6.125%, due 1/31/46 (Mexico)		1,385,000	1,609,373
	Sky PLC 3.75%, due 9/16/24 (United Kingdom) (b)		940,000	964,455
	Time Warner Entertainment Co., L.P.
	8.375%, due 3/15/23		355,000	441,122
	8.375%, due 7/15/33		355,000	482,540
	Time Warner, Inc. 3.60%, due 7/15/25		1,000,000	1,003,572
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (b)		765,000	795,600
				6,862,637
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,485,352

	Mining 0.4%
	Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (b)		455,000	482,380
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (Australia) (b)		1,155,000	1,298,798
	Southern Copper Corp. 5.875%, due 4/23/45 (Peru)		720,000	819,994
				2,601,172
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,435,175
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (b)		760,000	769,969
	Textron Financial Corp. 3.05% (3-month USD-LIBOR-BBA + 1.735%), due 2/15/67 (a)(b)		1,295,000	1,133,125
				3,338,269
	Oil & Gas 1.2%
	Andeavor 5.125%, due 12/15/26 (b)		450,000	493,803
	Chevron Corp. 1.686%, due 2/28/19		700,000	700,214
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,333,330
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		1,465,000	1,612,965
	Petroleos Mexicanos 6.75%, due 9/21/47 (Mexico) (b)		1,945,000	2,069,286
	Valero Energy Corp. 3.65%, due 3/15/25		1,000,000	1,025,952
				7,235,550
	Packaging & Containers 0.5%
	Ball Corp. 5.00%, due 3/15/22		1,375,000	1,488,437
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		850,000	864,918
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		750,000	825,000
				3,178,355
	Pharmaceuticals 0.8%
	Allergan Funding SCS 3.45%, due 3/15/22		1,530,000	1,586,478
	Eli Lilly & Co. 3.10%, due 5/15/27		800,000	804,621
	Johnson & Johnson 2.25%, due 3/3/22		1,275,000	1,287,482
	Novartis Capital Corp. 1.80%, due 2/14/20 (Switzerland)		1,475,000	1,475,491
				5,154,072
	Pipelines 0.4%
	MPLX, L.P. 5.50%, due 2/15/23		925,000	951,825
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (b)		315,000	343,424
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	865,059
				2,160,308
	Real Estate Investment Trusts 1.1%
	American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,067,549
	CoreCivic, Inc. 4.625%, due 5/1/23		310,000	316,975
	Crown Castle International Corp.
	3.40%, due 2/15/21		920,000	947,195
	5.25%, due 1/15/23		1,290,000	1,428,035
	Digital Realty Trust, L.P.
	2.75%, due 2/1/23		45,000	44,801
	3.70%, due 8/15/27		170,000	171,595
	Essex Portfolio, L.P. 3.375%, due 4/15/26		545,000	541,704
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (b)		495,000	502,425
	5.75%, due 8/15/24		905,000	933,281
	UDR, Inc. 3.50%, due 7/1/27		725,000	722,027
				6,675,587
	Retail 2.2%
	Alimentation Couche-Tard, Inc. (Canada) (b)
	3.55%, due 7/26/27		1,610,000	1,623,569
	4.50%, due 7/26/47		700,000	726,669
	AutoZone, Inc. 3.75%, due 6/1/27		550,000	555,115
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	833,956
	CVS Health Corp. 4.00%, due 12/5/23		1,355,000	1,436,757
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(d)		38,828	42,556
	Dollar General Corp. 3.25%, due 4/15/23		1,420,000	1,451,241
	Home Depot, Inc. 2.125%, due 9/15/26		690,000	647,953
	McDonald's Corp. 3.70%, due 2/15/42		345,000	325,120
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	1,002,325
	QVC, Inc. 4.85%, due 4/1/24		945,000	978,661
	Starbucks Corp. 2.45%, due 6/15/26		785,000	754,685
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		1,080,000	1,085,400
	5.75%, due 3/1/25		90,000	89,100
	TJX Cos., Inc. 2.25%, due 9/15/26		2,310,000	2,149,681
				13,702,788
	Semiconductors 0.8%
	NXP B.V. / NXP Funding LLC (Netherlands) (b)
	4.625%, due 6/15/22		590,000	631,300
	4.625%, due 6/1/23		1,420,000	1,526,500
	Qorvo, Inc. 7.00%, due 12/1/25		1,360,000	1,553,800
	Sensata Technologies B.V. 5.00%, due 10/1/25 (Netherlands) (b)		1,135,000	1,196,347
				4,907,947
	Software 0.6%
	Microsoft Corp.
	1.85%, due 2/6/20		940,000	943,870
	3.70%, due 8/8/46		750,000	756,330
	MSCI, Inc. 5.75%, due 8/15/25 (b)		1,315,000	1,434,994
	PTC, Inc. 6.00%, due 5/15/24		516,000	555,990
				3,691,184
	Special Purpose Entity 0.1%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (b)		925,000	918,552

	Telecommunications 2.2%
¤	AT&T, Inc.
	3.60%, due 2/17/23		1,400,000	1,440,440
	4.90%, due 8/14/37		1,320,000	1,334,053
	Cisco Systems, Inc. 2.45%, due 6/15/20		1,000,000	1,015,780
	CommScope Technologies LLC 6.00%, due 6/15/25 (b)		475,000	507,656
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	1,009,625
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		405,000	430,819
	7.625%, due 6/15/21		225,000	255,492
	Rogers Communications, Inc. 5.45%, due 10/1/43 (Canada)		135,000	160,553
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (b)		1,910,000	1,938,650
	T-Mobile USA, Inc. 6.625%, due 4/1/23		1,600,000	1,684,032
	Telecom Italia Capital S.A. 7.721%, due 6/4/38 (Italy)		135,000	173,178
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		1,139,000	1,244,305
	5.213%, due 3/8/47		620,000	682,332
	5.462%, due 2/16/21		175,000	191,814
¤	Verizon Communications, Inc.
	4.125%, due 3/16/27		400,000	417,365
	5.15%, due 9/15/23		1,055,000	1,182,621
				13,668,715
	Textiles 0.3%
	Cintas Corp. No 2 3.70%, due 4/1/27		1,540,000	1,608,415

	Transportation 0.1%
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		370,000	388,500

	Trucking & Leasing 0.2%
	Aviation Capital Group Corp. 2.875%, due 1/20/22 (b)		930,000	930,157

	Total Corporate Bonds (Cost $250,388,277)			257,839,215

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	888,413

	Total Foreign Bonds (Cost $862,637)			888,413

	Foreign Government Bonds 0.3%
	Sovereign 0.3%
	Portugal Government International Bond 5.125%, due 10/15/24 (Portugal) (b)		$1,425,000	1,512,139

	Total Foreign Government Bonds (Cost $1,459,879)			1,512,139

	Loan Assignments 5.2% (e)
	Advertising 0.3%
	Allied Universal Holdco LLC 2015 Term Loan 5.083%, due 7/28/22		951,421	949,440
	Outfront Media Capital LLC 2017 Term Loan B 3.487%, due 3/18/24		800,000	804,143
				1,753,583
	Building Materials 0.4%
	Builders FirstSource, Inc. 2017 Term Loan B 4.333%, due 2/29/24		694,724	695,736
	Forterra Finance LLC 2017 Term Loan B 4.235%, due 10/25/23		1,035,879	875,318
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.985%, due 11/15/23		893,250	891,668
				2,462,722
	Chemicals 0.1%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.333%, due 6/1/24		887,775	891,844

	Commercial Services 0.2%
	Global Payments, Inc. Term Loan B2 3.235%, due 4/22/23		477,600	478,727
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.333%, due 7/14/23		990,019	997,444
				1,476,171
	Computers 0.1%
	Tempo Acquisition LLC Term Loan 4.235%, due 5/1/24		867,825	868,006

	Containers, Packaging & Glass 0.2%
	BWAY Holding Co. 2017 Term Loan B 4.481%, due 4/3/24		947,625	948,979
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.235%, due 2/5/23		297,006	298,173
				1,247,152
	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan 6.272%, due 1/19/24		744,375	748,795

	Entertainment 0.2%
	Regal Cinemas Corp. 2017 Term Loan 3.235%, due 4/1/22		1,293,508	1,286,143

	Environmental Controls 0.4%
	Advanced Disposal Services, Inc. Term Loan B3 3.947%, due 11/10/23		1,244,188	1,252,353
	GFL Environmental, Inc. Term Loan B 4.083%, due 9/29/23 (Canada)		1,262,250	1,267,772
				2,520,125
	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 3.985%, due 6/27/23		1,915,750	1,926,622

	Health Care - Products 0.3%
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.083%, due 6/30/21		1,044,900	1,046,968
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B 4.235%, due 5/15/22		1,069,625	1,068,734
				2,115,702
	Healthcare, Education & Childcare 0.3%
	ExamWorks Group, Inc. 2017 Term Loan 4.485%, due 7/27/23		1,326,625	1,333,258
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.333%, due 12/31/23 (f)		600,000	582,000
				1,915,258
	Hotels, Motels, Inns & Gaming 0.1%
	Scientific Games International, Inc. 2017 Term Loan B4 4.514%, due 8/14/24		800,000	800,625

	Household Products & Wares 0.6%
	KIK Custom Products, Inc. 2015 Term Loan B 5.737%, due 8/26/22		2,488,603	2,504,779
	Prestige Brands, Inc. Term Loan B5 3.985%, due 1/26/24		906,771	909,746
				3,414,525
	Insurance 0.2%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.333%, due 6/7/23		1,363,833	1,372,546

	Iron & Steel 0.2%
	Signode Industrial Group U.S., Inc. Term Loan B 4.031%, due 5/4/21		978,860	977,637

	Media 0.3%
	Nielsen Finance LLC Term Loan B4 3.235%, due 10/4/23		319,200	319,382
	Virgin Media Bristol LLC Term Loan I 3.984%, due 1/31/25		1,300,000	1,304,672
				1,624,054
	Software 0.2%
	First Data Corp. 2017 Term Loan 3.737%, due 4/26/24		952,573	955,063

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2017 Term Loan B 3.486%, due 2/22/24		3,500,000	3,496,874

	Transportation 0.1%
	XPO Logistics, Inc. 2017 Term Loan B 3.554%, due 11/1/21		565,000	565,922

	Total Loan Assignments (Cost $32,417,094)			32,419,369

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.464% (1-month LIBOR + 0.23%), due 12/25/36 (a)(b)		80,523	75,763
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.427%, due 12/10/49 (g)		9,793	9,788
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		471,191	512,042
				597,593
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18 (Japan)		3,150,000	3,142,692
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.69% (1-year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(d)(f)(h)		286,772	244,494
				3,387,186
	Total Mortgage-Backed Securities (Cost $3,995,777)			3,984,779

	U.S. Government & Federal Agencies 2.0%
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
	6.00%, due 4/1/37		23,463	24,609

¤	United States Treasury Notes 2.0%

	1.25%, due 7/31/23		8,965,000	8,574,882
	2.00%, due 11/15/26		2,175,000	2,119,520
	2.25%, due 11/15/24		1,440,000	1,447,088
				12,141,490
	Total U.S. Government & Federal Agencies (Cost $12,141,297)			12,166,099
	Total Long-Term Bonds (Cost $302,361,095)			309,673,744

			Shares
	Common Stocks 43.1%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)		411,760	3,484,353
	Lockheed Martin Corp.		6,125	1,900,526
				5,384,879
	Agriculture 2.9%
	Altria Group, Inc.		59,978	3,803,805
	British American Tobacco PLC (United Kingdom)		57,120	3,575,985
	British American Tobacco PLC, Sponsored ADR (United Kingdom)		27,181	1,697,453
¤	Imperial Brands PLC (United Kingdom)		113,111	4,825,946
¤	Philip Morris International, Inc.		33,657	3,736,264
				17,639,453
	Auto Manufacturers 0.5%
	Daimler A.G., Registered (Germany)		40,325	3,215,629

	Auto Parts & Equipment 0.4%
	Cie Generale des Etablissements Michelin (France)		18,295	2,670,424

	Banks 1.8%
	Commonwealth Bank of Australia (Australia)		32,383	1,911,442
	Royal Bank of Canada (Canada)		26,481	2,048,868
	Svenska Handelsbanken A.B., Class A (Sweden)		153,140	2,310,760
	Wells Fargo & Co.		33,432	1,843,775
	Westpac Banking Corp. (Australia)		106,894	2,676,416
				10,791,261
	Beverages 0.8%
	Coca-Cola Co.		33,570	1,510,986
	Diageo PLC (United Kingdom)		52,244	1,717,270
	PepsiCo., Inc.		15,130	1,685,936
				4,914,192
	Chemicals 1.3%
	Agrium, Inc. (Canada)		15,880	1,702,495
	BASF S.E. (Germany)		30,923	3,290,773
	DowDuPont, Inc.		43,128	2,985,752
				7,979,020
	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co.		22,710	2,066,156
	Unilever PLC (United Kingdom)		51,545	2,983,145
				5,049,301
	Diversified Financial Services 0.8%
	BlackRock, Inc.		4,425	1,978,373
	CME Group, Inc.		11,649	1,580,536
	Singapore Exchange, Ltd. (Singapore)		260,022	1,416,612
				4,975,521
	Electric 5.6%
	Ameren Corp.		51,088	2,954,930
	American Electric Power Co., Inc.		29,115	2,045,038
	Dominion Energy, Inc.		44,184	3,399,075
	Duke Energy Corp.		52,287	4,387,925
	Entergy Corp.		38,529	2,942,074
	PPL Corp.		122,190	4,637,111
	Red Electrica Corp. S.A. (Spain)		124,498	2,616,224
	Southern Co.		40,715	2,000,735
	SSE PLC (United Kingdom)		114,695	2,147,066
	Terna Rete Elettrica Nazionale S.p.A. (Italy)		739,820	4,321,253
	WEC Energy Group, Inc.		51,516	3,234,175
				34,685,606
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.		33,380	2,097,599

	Engineering & Construction 0.4%
	Vinci S.A. (France)		24,310	2,310,053

	Entertainment 0.2%
	Regal Entertainment Group, Class A		89,720	1,435,520

	Food 0.9%
	Nestle S.A., Registered (Switzerland)		35,985	3,013,769
	Orkla ASA (Norway)		239,160	2,453,308
				5,467,077
	Gas 1.4%
	Gas Natural SDG S.A. (Spain)		83,370	1,845,561
	National Grid PLC (United Kingdom)		322,862	4,000,142
	Snam S.p.A. (Italy)		615,609	2,965,651
				8,811,354
	Health Care - Services 0.2%
	Sonic Healthcare, Ltd. (Australia)		91,190	1,495,680

	Household Products & Wares 0.4%
	Kimberly-Clark Corp.		20,160	2,372,429

	Insurance 2.9%
	Allianz S.E., Registered (Germany)		15,892	3,567,785
	Arthur J. Gallagher & Co.		28,170	1,733,864
	AXA S.A. (France)		141,055	4,266,185
	MetLife, Inc.		34,119	1,772,482
	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)		20,423	4,366,555
	SCOR S.E. (France)		50,169	2,103,482
				17,810,353
	Media 0.4%
	ION Media Networks, Inc. (d)(f)(h)(i)(j)		8	5,429
	Sky PLC (United Kingdom)		219,806	2,695,040
				2,700,469
	Miscellaneous - Manufacturing 0.7%
	Eaton Corp. PLC		29,545	2,268,760
	Siemens A.G., Registered (Germany)		14,330	2,018,847
				4,287,607
	Oil & Gas 2.9%
	Exxon Mobil Corp.		35,935	2,945,951
	Occidental Petroleum Corp.		45,650	2,931,187
	Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)		74,799	4,531,323
	Statoil ASA (Norway)		152,932	3,058,832
¤	TOTAL S.A. (France)		87,009	4,673,381
				18,140,674
	Pharmaceuticals 4.3%
	AbbVie, Inc.		31,856	2,830,724
	AstraZeneca PLC, Sponsored ADR (United Kingdom)		103,520	3,507,258
	GlaxoSmithKline PLC (United Kingdom)		220,314	4,394,359
	Johnson & Johnson		14,635	1,902,697
	Merck & Co., Inc.		32,510	2,081,615
	Novartis A.G., Registered (Switzerland)		32,687	2,798,319
	Pfizer, Inc.		101,567	3,625,942
	Roche Holding A.G. (Switzerland)		11,242	2,869,853
	Sanofi (France)		24,190	2,401,860
				26,412,627
	Pipelines 0.7%
	Enterprise Products Partners, L.P.		101,475	2,645,453
	Magellan Midstream Partners, L.P.		23,785	1,690,162
				4,335,615
	Real Estate Investment Trusts 2.1%
	Iron Mountain, Inc.		76,060	2,958,734
	Public Storage		7,691	1,645,797
	Unibail-Rodamco S.E. (France)		15,574	3,787,223
	Welltower, Inc.		65,020	4,569,606
				12,961,360
	Retail 0.3%
	McDonald's Corp.		13,237	2,073,973

	Savings & Loans 0.3%
	People's United Financial, Inc.		94,860	1,720,760

	Semiconductors 1.5%
	Intel Corp.		44,902	1,709,868
	QUALCOMM, Inc.		63,417	3,287,537
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		46,957	1,763,236
	Texas Instruments, Inc.		27,934	2,504,004
				9,264,645
	Software 0.3%
	Microsoft Corp.		20,948	1,560,416

	Telecommunications 6.1%
¤	AT&T, Inc.		123,368	4,832,324
¤	BCE, Inc. (Canada)		110,269	5,166,360
	CenturyLink, Inc.		67,492	1,275,599
	Cisco Systems, Inc.		85,471	2,874,390
	Deutsche Telekom A.G., Registered (Germany)		189,716	3,539,398
	Rogers Communications, Inc., Class B (Canada)		68,985	3,557,199
	Singapore Telecommunications, Ltd. (Singapore)		592,696	1,607,922
	Swisscom A.G., Registered (Switzerland)		6,640	3,402,456
	TELUS Corp. (Canada)		57,525	2,069,102
¤	Verizon Communications, Inc.		94,580	4,680,764
¤	Vodafone Group PLC (United Kingdom)		1,708,225	4,779,475
				37,784,989
	Transportation 1.0%
	Deutsche Post A.G., Registered (Germany)		75,527	3,362,181
	United Parcel Service, Inc., Class B		23,728	2,849,495
				6,211,676
	Total Common Stocks (Cost $232,826,363)			266,560,162

	Principal Amount
Short-Term Investment 5.5%
Repurchase Agreement 5.5%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $33,795,778 (Collateralized by United States Treasury Notes with rates between 2.25% and 2.75 and maturity dates between 11/15/23 and 1/31/24, with a Principal Amount of $33,675,000 and a Market Value of $34,475,403)	$33,795,440	33,795,440
Total Short-Term Investment (Cost $33,795,440)		33,795,440
Total Investments (Cost $568,982,898)	98.6%	610,029,346
Other Assets, Less Liabilities	1.4	8,914,282
Net Assets	100.0%	$618,943,628

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2017.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued securities was $292,479, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2017.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2017.
(h)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $249,923, which represented less than one-tenth of a percent of the Portfolio's net assets.
(i)	Restricted security.
(j)	Non-income producing security.

As of September 30, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.	EUR	2,100,000	$2,486,484	$(661)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.	EUR	30,803,000	36,024,109	(438,180)
Canadian Dollar vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.	CAD	7,908,000	6,328,932	(10,206)
Pound Sterling vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.	GBP	13,331,000	17,448,279	(432,104)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(881,151)

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(98)	December 2017	$(19,600,000)	$(21,138,906)	$50,319
5-Year United States Treasury Note	362	December 2017	36,200,000	42,535,000	(314,704)
10-Year United States Treasury Note	(113)	December 2017	(11,300,000)	(14,160,313)	149,862
EURO STOXX 50	675	December 2017	6,750	28,528,711	1,268,227
Standard & Poor’s 500 Index Mini	505	December 2017	25,250	63,531,525	1,103,602
Nikkei 225	210	December 2017	105,000	18,989,113	741,169
United States Treasury Bond	177	December 2017	17,700,000	27,047,813	(462,404)
				$145,332,943	$2,536,071

1.	As of September 30, 2017, cash in the amount of $5,859,586 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
BBA	—British Bankers' Association
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London InterBank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$863,730	$—	$863,730
Corporate Bonds	—	257,839,215	—	257,839,215
Foreign Bonds	—	888,413	—	888,413
Foreign Government Bonds	—	1,512,139	—	1,512,139
Loan Assignments (b)	—	31,837,369	582,000	32,419,369
Mortgage-Backed Securities (c)	—	3,740,285	244,494	3,984,779
U.S. Government & Federal Agencies	—	12,166,099	—	12,166,099
Total Long-Term Bonds	—	308,847,250	826,494	309,673,744
Common Stocks (d)	266,554,733	—	5,429	266,560,162
Short-Term Investment
Repurchase Agreement	—	33,795,440	—	33,795,440
Total Investments in Securities	266,554,733	342,642,690	831,923	610,029,346
Other Financial Instruments
Futures Contracts (e)	3,313,179	—	—	3,313,179
Total Investments in Securities and Other Financial Instruments	$269,867,912	$342,642,690	$831,923	$613,342,525

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(881,151)	$—	$(881,151)
Futures Contracts (e)	(777,108)	—	—	(777,108)
Total Other Financial Instruments	$(777,108)	$(881,151)	$—	$(1,658,259)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $582,000 is held in Healthcare, Education & Childcare within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $244,494 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $5,429 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, certain foreign equity securities with a market value of $89,479,981 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Long-Term Bonds
Loan Assignments
Health Care, Education & Childcare	$528,000	$1,123	$-	$52,877	$-	$-	$-	$-	$582,000	$52,877
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	266,149	-	-	4,915	-	(26,570)	-	-	$244,494	4,915
Common Stocks
Media	4,283	-	-	1,146	-	-	-	-	$5,429	1,146
Total	$798,432	$1,123	$-	$58,938	$-	$(26,570)	$-	$-	$831,923	$58,938

(a) Sales include principal reductions.

MainStay VP Indexed Bond Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.2% †
	Asset-Backed Securities 0.4%
	Automobile 0.2%
	Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.56%, due 9/15/20	$100,000	$99,898
	Mercedes Benz Auto Lease Trust Series 2017-A, Class A3 1.79%, due 4/15/20	100,000	100,115
			200,013
	Credit Cards 0.2%
	Chase Issuance Trust Series 2015-A7, Class A7 1.62%, due 7/15/20	100,000	100,072
	Discover Card Execution Note Trust Series 2014-A4, Class A4 2.12%, due 12/15/21	200,000	201,185
			301,257

	Total Asset-Backed Securities (Cost $501,738)		501,270

	Corporate Bonds 26.1%
	Aerospace & Defense 0.4%
	Lockheed Martin Corp. 4.07%, due 12/15/42	125,000	127,066
	Northrop Grumman Corp. 7.75%, due 2/15/31	100,000	140,995
	United Technologies Corp. 2.65%, due 11/1/26	230,000	222,000
			490,061
	Auto Manufacturers 0.6%
	Ford Motor Credit Co. LLC 3.219%, due 1/9/22	400,000	405,250
	General Motors Financial Co., Inc. 4.35%, due 1/17/27	180,000	184,967
	Toyota Motor Credit Corp. 2.25%, due 10/18/23	140,000	137,717
			727,934
	Banks 6.2%
	Bank of America Corp.
	3.248%, due 10/21/27	90,000	88,197
	3.30%, due 1/11/23	260,000	266,357
	5.00%, due 1/21/44	155,000	179,665
	Bank of New York Mellon Corp. 3.00%, due 2/24/25	130,000	130,617
	Bank of Nova Scotia 2.70%, due 3/7/22	180,000	181,792
	Barclays PLC 5.25%, due 8/17/45	200,000	227,826
	BNP Paribas S.A. 3.25%, due 3/3/23	220,000	226,700
	Capital One Financial Co. 3.05%, due 3/9/22	130,000	131,484
	Citigroup, Inc.
	3.375%, due 3/1/23	220,000	224,646
	4.45%, due 9/29/27	165,000	174,163
	4.65%, due 7/30/45	80,000	88,565
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.25%, due 5/24/41	70,000	85,685
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	250,000	258,788
	Goldman Sachs Group, Inc.
	2.908% (3-month USD-LIBOR-BBA + 1.053%), due 6/5/23 (a)	255,000	255,202
	3.85%, due 1/26/27	130,000	132,816
	6.25%, due 2/1/41	110,000	145,210
	HSBC Holdings PLC
	2.65%, due 1/5/22	420,000	421,544
	3.90%, due 5/25/26	200,000	209,318
	JPMorgan Chase & Co.
	4.25%, due 10/1/27	220,000	232,007
	4.26% (3-month USD-LIBOR-BBA + 1.58%), due 2/22/48 (a)	130,000	136,418
¤	KfW
	1.50%, due 4/20/20	405,000	402,618
	2.125%, due 3/7/22	605,000	607,274
	Lloyds Banking Group PLC 3.75%, due 1/11/27	200,000	203,488
	Morgan Stanley
	3.625%, due 1/20/27	180,000	182,445
	3.75%, due 2/25/23	245,000	255,829
	PNC Bank N.A. 2.625%, due 2/17/22	250,000	252,768
	Royal Bank of Canada 2.75%, due 2/1/22	220,000	224,346
	Royal Bank of Scotland Group PLC 3.875%, due 9/12/23	200,000	204,657
	Toronto-Dominion Bank 2.50%, due 12/14/20	220,000	222,606
	U.S. Bank N.A. 2.00%, due 1/24/20	250,000	250,673
	Wells Fargo & Co.
	3.00%, due 4/22/26	165,000	162,070
	3.50%, due 3/8/22	170,000	176,568
	4.75%, due 12/7/46	90,000	98,808
	Westpac Banking Corp. 2.80%, due 1/11/22	220,000	223,378
			7,264,528
	Beverages 0.7%
	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26	130,000	134,487
	4.90%, due 2/1/46	120,000	135,548
	Anheuser-Busch InBev Worldwide, Inc. 2.50%, due 7/15/22	130,000	131,080
	Coca Cola Co. 2.25%, due 9/1/26	90,000	85,316
	Diageo Capital PLC 5.875%, due 9/30/36	108,000	139,668
	Molson Coors Brewing Co. 4.20%, due 7/15/46	50,000	50,133
	PepsiCo, Inc.
	2.75%, due 3/1/23	90,000	91,780
	4.45%, due 4/14/46	80,000	88,728
			856,740
	Biotechnology 0.5%
	Amgen, Inc.
	2.70%, due 5/1/22	90,000	90,462
	4.40%, due 5/1/45	90,000	95,282
	Baxalta, Inc. 3.60%, due 6/23/22	130,000	134,704
	Celgene Corp. 3.55%, due 8/15/22	90,000	94,073
	Gilead Sciences, Inc.
	3.65%, due 3/1/26	90,000	93,902
	4.60%, due 9/1/35	90,000	99,366
			607,789
	Chemicals 0.2%
	Dow Chemical Co. 3.00%, due 11/15/22	220,000	224,063

	Computers 0.6%
	Apple, Inc.
	2.15%, due 2/9/22	90,000	89,850
	3.35%, due 2/9/27	11,000	11,326
	4.25%, due 2/9/47	90,000	96,804
	4.50%, due 2/23/36	120,000	135,026
	Dell International LLC / EMC Corp. 5.45%, due 6/15/23 (b)	120,000	131,328
	Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	90,000	95,910
	IBM Corp. 3.45%, due 2/19/26	130,000	134,277
			694,521
	Cosmetics & Personal Care 0.5%
	Colgate-Palmolive Co. 1.75%, due 3/15/19	220,000	220,355
	Procter & Gamble Co. 1.90%, due 11/1/19	220,000	221,174
	Unilever Capital Corp. 3.10%, due 7/30/25	100,000	101,055
			542,584
	Diversified Financial Services 0.6%
	American Express Credit Corp. 2.70%, due 3/3/22	180,000	182,141
	GE Capital International Funding Co. 3.373%, due 11/15/25	210,000	217,191
	National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	90,000	89,933
	Visa, Inc. 2.80%, due 12/14/22	200,000	204,509
			693,774
	Electric 1.2%
	Commonwealth Edison Co. 3.65%, due 6/15/46	140,000	137,754
	Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	110,000	138,447
	DTE Electric Co. 3.375%, due 3/1/25	90,000	92,586
	Duke Energy Carolinas LLC
	3.875%, due 3/15/46	90,000	92,378
	4.00%, due 9/30/42	100,000	104,287
	Edison International 2.95%, due 3/15/23	90,000	91,141
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	90,000	90,485
	Florida Power & Light Co. 2.75%, due 6/1/23	90,000	91,477
	MidAmerican Energy Co. 3.95%, due 8/1/47	90,000	93,577
	Pacific Gas & Electric Co. 5.40%, due 1/15/40	110,000	135,008
	Southern Co.
	2.95%, due 7/1/23	90,000	90,459
	4.40%, due 7/1/46	50,000	51,794
	Virginia Electric & Power Co. 4.00%, due 1/15/43	130,000	133,982
	Xcel Energy, Inc. 3.30%, due 6/1/25	90,000	91,393
			1,434,768
	Food 0.2%
	General Mills, Inc. 3.15%, due 12/15/21	90,000	92,337
	Kraft Heinz Foods Co. 3.00%, due 6/1/26	140,000	134,105
			226,442
	Forest Products & Paper 0.1%
	International Paper Co. 3.80%, due 1/15/26	130,000	133,570

	Health Care - Products 0.4%
	Abbott Laboratories 3.75%, due 11/30/26	130,000	133,393
	Medtronic, Inc. 4.625%, due 3/15/45	210,000	238,863
	Thermo Fisher Scientific, Inc. 2.95%, due 9/19/26	90,000	88,084
			460,340
	Health Care - Services 0.5%
	Aetna, Inc. 6.625%, due 6/15/36	100,000	135,539
	Anthem, Inc. 2.25%, due 8/15/19	220,000	220,964
	Unitedhealth Group, Inc. 3.10%, due 3/15/26	255,000	257,982
			614,485
	Housewares 0.2%
	Newell Brands, Inc. 3.85%, due 4/1/23	165,000	173,349

	Insurance 0.7%
	American International Group, Inc. 3.75%, due 7/10/25	90,000	92,944
	Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	170,000	185,200
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	90,000	92,270
	Metlife, Inc. 3.00%, due 3/1/25	165,000	165,399
	Prudential Financial, Inc. 4.50%, due 11/15/20	205,000	219,189
			755,002
	Internet 0.2%
	Amazon.com, Inc. 2.60%, due 12/5/19	175,000	178,275

	Iron & Steel 0.1%
	Vale Overseas, Ltd. 6.875%, due 11/21/36	100,000	114,500

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 5.30%, due 9/15/35	100,000	118,174

	Machinery - Diversified 0.1%
	Deere & Co. 3.90%, due 6/9/42	150,000	154,162

	Media 0.7%
	21st Century Fox America, Inc. 3.00%, due 9/15/22	130,000	132,505
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	170,000	181,733
	Comcast Corp.
	1.625%, due 1/15/22	140,000	136,452
	3.40%, due 7/15/46	150,000	138,254
	Time Warner, Inc. 3.60%, due 7/15/25	130,000	130,464
	Walt Disney Co. 2.35%, due 12/1/22	130,000	130,153
			849,561
	Mining 0.2%
	BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	210,000	225,548

	Miscellaneous - Manufacturing 0.3%
	General Electric Co. 4.125%, due 10/9/42	275,000	291,075

	Multi-National 1.6%
¤	European Investment Bank
	1.25%, due 5/15/19	445,000	442,476
	2.25%, due 8/15/22	450,000	453,194
¤	Inter-American Development Bank
	1.00%, due 5/13/19	525,000	519,515
	1.75%, due 4/14/22	450,000	444,029
			1,859,214
	Oil & Gas 1.9%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	155,000	173,110
	BP Capital Markets PLC Co. 3.588%, due 4/14/27	180,000	185,174
	Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	75,000	90,055
	Cenovus Energy, Inc. 5.25%, due 6/15/37 (b)	150,000	148,853
	Chevron Corp. 3.191%, due 6/24/23	130,000	135,035
	ConocoPhillips Co.
	2.875%, due 11/15/21	90,000	91,689
	5.95%, due 3/15/46	70,000	89,979
	Devon Energy Corp. 4.75%, due 5/15/42	100,000	101,240
	EOG Resources, Inc. 3.90%, due 4/1/35	90,000	89,746
	Exxon Mobil Corp. 4.114%, due 3/1/46	90,000	97,245
	Hess Corp. 7.125%, due 3/15/33	75,000	87,372
	Nabors Industries, Inc. 5.00%, due 9/15/20	150,000	153,000
	Occidental Petroleum Corp. 3.00%, due 2/15/27	90,000	88,606
	Petroleos Mexicanos 6.50%, due 6/2/41	250,000	261,375
	Shell International Finance B.V.
	2.375%, due 8/21/22	140,000	140,390
	3.75%, due 9/12/46	100,000	96,339
	Statoil ASA 5.10%, due 8/17/40	175,000	203,479
			2,232,687
	Oil & Gas Services 0.1%
	Halliburton Co. 3.80%, due 11/15/25	130,000	133,485

	Pharmaceuticals 1.1%
	AbbVie, Inc.
	3.20%, due 11/6/22	90,000	92,285
	4.70%, due 5/14/45	90,000	98,112
	Allergan Funding SCS 3.80%, due 3/15/25	130,000	135,006
	Express Scripts Holding Co. 3.90%, due 2/15/22	90,000	94,740
	Johnson & Johnson 4.95%, due 5/15/33	190,000	228,161
	Merck Sharp & Dohme Corp. 5.75%, due 11/15/36	100,000	126,566
	Novartis Capital Corp. 4.00%, due 11/20/45	130,000	137,446
	Pfizer, Inc.
	3.00%, due 6/15/23	90,000	92,638
	4.00%, due 12/15/36	100,000	107,254
	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26	150,000	138,255
			1,250,463
	Pipelines 1.0%
	Enbridge, Inc. 4.50%, due 6/10/44	100,000	100,587
	Energy Transfer, L.P. 4.05%, due 3/15/25	205,000	207,837
	Enterprise Products Operating LLC 3.70%, due 2/15/26	200,000	205,407
	Kinder Morgan, Inc. 4.30%, due 6/1/25	205,000	214,742
	Phillips 66 Partners, L.P. 4.68%, due 2/15/45	100,000	96,782
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	90,000	90,476
	Transcanada Pipelines 4.875%, due 1/15/26	80,000	89,743
	Williams Partners, L.P. 3.35%, due 8/15/22	165,000	167,476
			1,173,050
	Real Estate 0.1%
	Prologis, L.P. 3.75%, due 11/1/25	90,000	94,184

	Real Estate Investment Trusts 0.5%
	American Tower Corp. 5.00%, due 2/15/24	80,000	88,261
	AvalonBay Communities, Inc. 2.90%, due 10/15/26	90,000	87,788
	Boston Properties, L.P. 5.625%, due 11/15/20	200,000	218,992
	Simon Property Group, L.P. 3.375%, due 6/15/27	130,000	130,633
			525,674
	Retail 0.9%
	CVS Health Corp. 2.75%, due 12/1/22	205,000	205,471
	Home Depot, Inc. 4.25%, due 4/1/46	170,000	183,023
	Lowe's Cos., Inc.
	1.15%, due 4/15/19	225,000	223,299
	3.375%, due 9/15/25	90,000	92,703
	McDonald's Corp. 3.375%, due 5/26/25	130,000	133,435
	Wal-Mart Stores, Inc.
	3.30%, due 4/22/24	90,000	94,393
	4.30%, due 4/22/44	80,000	88,117
			1,020,441
	Semiconductors 0.4%
	Applied Materials, Inc. 5.10%, due 10/1/35	100,000	117,671
	Broadcom Corp. / Broadcom Cayman Finance Co. 3.00%, due 1/15/22 (b)	90,000	91,501
	Intel Corp. 3.70%, due 7/29/25	165,000	174,490
	QUALCOMM, Inc. 4.65%, due 5/20/35	100,000	109,116
			492,778
	Software 0.7%
	Fidelity National Information Services, Inc. 3.50%, due 4/15/23	48,000	49,476
	Microsoft Corp.
	2.40%, due 2/6/22	205,000	207,235
	3.30%, due 2/6/27	130,000	134,602
	4.25%, due 2/6/47	130,000	143,725
	Oracle Corp.
	4.00%, due 7/15/46	90,000	93,124
	5.375%, due 7/15/40	150,000	186,212
			814,374
	Telecommunications 1.7%
	AT&T, Inc.
	3.20%, due 3/1/22	130,000	132,579
	4.25%, due 3/1/27	205,000	211,002
	5.45%, due 3/1/47	205,000	216,851
	Cisco Systems, Inc. 2.95%, due 2/28/26	130,000	130,908
	Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	100,000	146,866
	Orange S.A. 5.375%, due 7/8/19	205,000	216,921
	Telefonica Emisiones SAU
	3.192%, due 4/27/18	215,000	216,740
	7.045%, due 6/20/36	100,000	132,461
	Verizon Communications, Inc.
	3.125%, due 3/16/22	130,000	133,212
	4.125%, due 3/16/27	205,000	213,900
	5.50%, due 3/16/47	200,000	222,032
			1,973,472
	Transportation 0.8%
	Burlington Northern Santa Fe LLC 3.25%, due 6/15/27	90,000	92,298
	CSX Corp. 3.70%, due 11/1/23	80,000	84,070
	Fedex Corp. 2.625%, due 8/1/22	130,000	131,326
	Norfolk Southern Corp. 4.80%, due 8/15/43	80,000	90,269
	Union Pacific Corp. 2.25%, due 2/15/19	295,000	297,223
	United Parcel Service, Inc. 5.125%, due 4/1/19	210,000	220,551
			915,737
	Total Corporate Bonds (Cost $29,991,291)		30,316,804

	Foreign Government Bonds 1.2%
	Canada 0.4%
	Export Development Canada 1.25%, due 2/4/19	445,000	443,094

	Colombia 0.1%
	Republic of Colombia 6.125%, due 1/18/41	100,000	117,600

	Mexico 0.3%
	United Mexican States 4.125%, due 1/21/26	400,000	421,400

	Philippines 0.2%
	Philippine Government International Bond 5.00%, due 1/13/37	200,000	236,151

	Republic of Korea 0.2%
	Korea Development Bank 2.25%, due 5/18/20	220,000	218,279

	Total Foreign Government Bonds (Cost $1,430,696)		1,436,524

	Mortgage-Backed Securities 2.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.0%
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	202,063
	Citigroup Commercial Mortgage Trust
	Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	308,281
	Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	315,367
	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	307,230
	GS Mortgage Securities Trust
	Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	294,726
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	317,686
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	305,264
	WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	204,665
	Total Mortgage-Backed Securities (Cost $2,253,273)		2,255,282

	U.S. Government & Federal Agencies 66.5%
	Federal Home Loan Bank 0.5%
	Federal Home Loan Bank 1.375%, due 3/18/19	550,000	549,273

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.9%
	1.375%, due 4/20/20	500,000	496,815
	2.50%, due 2/1/32	682,844	688,281
	3.00%, due 4/1/29 TBA (c)	50,000	51,387
	3.00%, due 4/1/32	383,068	393,984
	3.00%, due 9/1/36	184,712	188,848
	3.00%, due 9/1/44 TBA (c)	310,000	311,126
	3.00%, due 9/1/46	1,653,006	1,660,727
	3.00%, due 12/1/46	98,382	98,842
	3.50%, due 12/1/25	91,713	95,880
	3.50%, due 2/1/37	283,611	295,416
	3.50%, due 10/1/44 TBA (c)	620,000	639,264
	3.50%, due 8/1/46	1,718,164	1,773,471
	4.00%, due 6/1/19	74,428	76,933
	4.00%, due 1/1/44 TBA (c)	400,000	421,156
	4.00%, due 4/1/46	938,854	988,842
	4.50%, due 2/1/41 TBA (c)	50,000	53,607
	4.50%, due 10/1/46	363,997	390,239
	4.50%, due 2/1/47	90,000	96,485
	5.00%, due 4/1/37 TBA (c)	110,000	119,534
	5.00%, due 11/1/41	187,306	205,401
	5.50%, due 7/1/38	192,362	213,013
			9,259,251
¤	Federal National Mortgage Association 0.7%
	1.875%, due 4/5/22	300,000	299,318
	1.875%, due 9/24/26	500,000	474,631
			773,949
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.4%
	2.50%, due 5/1/29 TBA (c)	280,000	281,903
	2.50%, due 1/1/32	979,931	987,371
	2.50%, due 4/1/46	96,915	93,875
	3.00%, due 5/1/29 TBA (c)	280,000	287,700
	3.00%, due 1/1/32	655,783	674,243
	3.00%, due 5/1/32	96,232	98,941
	3.00%, due 2/1/37	286,856	292,491
	3.00%, due 5/1/44 TBA (c)	490,000	491,608
	3.00%, due 12/1/46	2,448,305	2,458,078
	3.00%, due 4/1/47	98,996	99,391
	3.50%, due 3/1/22	173,735	180,958
	3.50%, due 1/1/28 TBA (c)	100,000	104,141
	3.50%, due 11/1/31	109,989	114,627
	3.50%, due 7/1/44 TBA (c)	100,000	102,930
	3.50%, due 10/1/46	2,762,892	2,850,338
	3.50%, due 8/1/47 TBA (c)	670,000	690,702
	4.00%, due 5/1/19	78,234	80,894
	4.00%, due 2/1/25 TBA (c)	60,000	61,987
	4.00%, due 2/1/37	87,576	93,147
	4.00%, due 12/1/43 TBA (c)	310,000	326,396
	4.00%, due 5/1/46	1,537,754	1,619,864
	4.00%, due 9/1/46	188,006	198,018
	4.00%, due 2/1/47	89,696	94,474
	4.00%, due 4/1/47	50,000	52,668
	4.00%, due 5/1/47	269,990	284,367
	4.50%, due 8/1/41 TBA (c)	50,000	53,672
	4.50%, due 12/1/46	99,164	106,568
	4.50%, due 4/1/47	695,021	746,268
	5.00%, due 6/1/39	278,442	304,294
	5.00%, due 6/1/40	60,000	65,547
	5.50%, due 8/1/34 TBA (c)	110,000	121,714
	5.50%, due 6/1/36	161,898	179,283
	5.50%, due 5/1/44	172,982	193,838
			14,392,296
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.9%
	2.50%, due 4/20/47	98,890	96,985
	3.00%, due 3/1/45 TBA (c)	350,000	354,867
	3.00%, due 6/15/45	82,746	83,884
	3.00%, due 10/15/45	50,000	50,688
	3.00%, due 9/20/46	97,119	98,583
	3.00%, due 1/20/47	2,039,390	2,070,126
	3.50%, due 3/1/45 TBA (c)	800,000	831,373
	3.50%, due 3/15/45	79,992	83,319
	3.50%, due 4/15/45	96,863	100,892
	3.50%, due 7/20/46	95,179	99,057
	3.50%, due 10/20/46	95,370	99,255
	3.50%, due 11/20/46	2,343,608	2,439,089
	4.00%, due 10/1/44 TBA (c)	60,000	63,185
	4.00%, due 8/15/46	187,903	198,301
	4.00%, due 12/20/46	85,961	90,610
	4.00%, due 1/20/47	889,418	938,045
	4.00%, due 2/20/47	96,411	101,714
	4.00%, due 3/20/47	99,990	105,562
	4.00%, due 4/20/47	190,000	200,700
	4.50%, due 3/1/42 TBA (c)	200,000	213,188
	4.50%, due 8/15/46	131,790	141,060
	4.50%, due 8/20/46	260,961	279,543
	4.50%, due 2/15/47	80,000	85,627
	5.00%, due 8/20/45	269,653	289,234
	5.00%, due 4/15/47	99,329	109,370
			9,224,257
¤	United States Treasury Bonds 7.9%
	2.875%, due 5/15/43	1,950,000	1,965,539
	2.875%, due 11/15/46	140,000	140,498
	3.00%, due 2/15/47	255,000	262,301
	3.00%, due 5/15/47	1,950,000	2,006,520
	3.625%, due 2/15/44	1,000,000	1,149,023
	4.50%, due 2/15/36	1,900,000	2,443,949
	4.625%, due 2/15/40	750,000	987,100
	5.375%, due 2/15/31	150,000	201,023
			9,155,953
¤	United States Treasury Notes 29.2%
	0.875%, due 5/31/18	1,350,000	1,346,467
	1.00%, due 9/15/18	500,000	498,242
	1.25%, due 4/30/19	1,175,000	1,171,604
	1.25%, due 5/31/19	100,000	99,688
	1.375%, due 9/15/20	2,775,000	2,755,814
	1.50%, due 4/15/20	5,900,000	5,889,398
	1.50%, due 5/15/20	1,200,000	1,197,609
	1.50%, due 6/15/20	3,025,000	3,018,383
	1.50%, due 7/15/20	2,600,000	2,592,891
	1.50%, due 8/15/20	675,000	672,996
	1.625%, due 8/31/22	1,400,000	1,380,750
	1.75%, due 6/30/22	925,000	918,243
	1.75%, due 9/30/22	1,450,000	1,446,488
	1.875%, due 4/30/22	225,000	224,798
	1.875%, due 7/31/22	1,200,000	1,197,375
	1.875%, due 8/31/24	825,000	810,305
	2.00%, due 4/30/24	4,375,000	4,341,162
	2.125%, due 7/31/24	300,000	299,566
	2.25%, due 2/15/27	125,000	124,243
	2.25%, due 8/15/27	1,210,000	1,201,776
	2.625%, due 4/30/18	2,800,000	2,821,984
			34,009,782
	Total U.S. Government & Federal Agencies (Cost $77,349,515)		77,364,761
	Total Long-Term Bonds (Cost $111,526,513)		111,874,641

		Shares	Value
	Exchange-Traded Funds 3.0%
¤	iShares 1-3 Year Credit Bond ETF	33,038	3,480,553

	Total Exchanged-Traded Funds (Cost $3,481,214)		3,480,553

	Principal Amount
Short-Term Investment 6.3%
Repurchase Agreement 6.3%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $7,355,822 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 7/31/23, with a Principal Amount of $7,820,000 and a Market Value of $7,507,263)	$7,355,749	7,355,749
Total Short-Term Investment (Cost $7,355,749)		7,355,749
Total Investments (Cost $122,363,476)	105.5%	122,710,943
Other Assets, Less Liabilities	(5.5)	(6,345,013)
Net Assets	100.0%	$116,365,930

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings held, as of September 30, 2017 May be subject to change daily. (Unaudited)
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2017, the total net market value of these securities was $5,581,440, which represented 4.8% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	5	December 2017	$1,000,000	$1,078,516	$(2,909)
5-Year United States Treasury Note	4	December 2017	400,000	470,000	(3,233)
10-Year United States Treasury Note	15	December 2017	1,500,000	1,879,688	(17,244)
10-Year United States Treasury Ultra Note	2	December 2017	200,000	268,656	(4,414)
United States Treasury Long Bond	(5)	December 2017	(500,000)	(764,063)	7,677
				$2,932,797	$(20,123)

1. As of September 30, 2017, cash in the amount of $13,400 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$501,270	$—	$501,270
Corporate Bonds	—	30,316,804	—	30,316,804
Foreign Government Bonds	—	1,436,524	—	1,436,524
Mortgage-Backed Securities	—	2,255,282	—	2,255,282
U.S. Government & Federal Agencies	—	77,364,761	—	77,364,761
Total Long-Term Bonds	—	111,874,641	—	111,874,641
Exchange-Traded Funds	3,480,553	—	—	3,480,553
Short-Term Investment
Repurchase Agreement	—	7,355,749	—	7,355,749
Total Investments in Securities	3,480,553	119,230,390	—	122,710,943
Other Financial Instruments
Futures Contracts (b)	7,677	—	—	7,677
Total Investments in Securities and Other Financial Instruments	$3,488,230	$119,230,390	$—	$122,718,620

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(27,800)	$—	$—	$(27,800)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers between among levels.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Australia 1.9%
	Corporate Travel Management, Ltd. (Hotels, Restaurants & Leisure)	289,365	$4,961,736
	Gateway Lifestyle (Real Estate Management & Development)	2,745,698	4,221,302
			9,183,038
	Belgium 3.8%
	Ontex Group N.V. (Personal Products)	297,582	10,134,590
	UCB S.A. (Pharmaceuticals)	114,335	8,139,035
			18,273,625
	Brazil 2.2%
	Cielo S.A. (IT Services)	1,539,120	10,681,483

	Canada 2.2%
	Constellation Software, Inc. (Software)	19,600	10,693,251

	China 3.5%
	51job, Inc., ADR (Professional Services) (a)	76,111	4,613,088
	China Biologic Products Holdings, Inc. (Biotechnology) (a)	78,711	7,262,664
	NetEase, Inc., ADR (Internet Software & Services)	18,865	4,976,775
			16,852,527
	Denmark 1.4%
	Novo Nordisk A/S, Class B (Pharmaceuticals)	142,735	6,823,623

	Germany 12.0%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	216,348	21,164,437
	Scout24 A.G. (Internet Software & Services) (b)	124,264	5,081,621
¤	United Internet A.G., Registered (Internet Software & Services)	297,023	18,489,887
	Wirecard A.G. (IT Services)	147,767	13,519,337
			58,255,282
	India 3.5%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	317,340	8,405,964
	Yes Bank, Ltd. (Banks)	1,601,800	8,565,657
			16,971,621
	Ireland 6.3%
	Experian PLC (Professional Services)	659,703	13,251,184
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	84,175	8,398,647
	Shire PLC (Biotechnology)	173,887	8,826,361
			30,476,192
	Israel 2.6%
	Check Point Software Technologies, Ltd. (Software) (a)	112,823	12,864,078

	Italy 1.8%
	Banca IFIS S.p.A. (Diversified Financial Services)	61,705	3,373,703
	De'Longhi S.p.A. (Household Durables)	175,992	5,666,057
			9,039,760
	Japan 11.7%
	CyberAgent, Inc. (Media)	360,200	10,499,498
¤	Relo Group, Inc. (Real Estate Management & Development)	624,800	14,270,038
¤	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	526,158	16,669,658
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	129,840	15,519,644
			56,958,838
	Jordan 1.9%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	563,518	9,144,428

	Mexico 0.9%
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	725,885	4,323,022

	Netherlands 3.7%
	GrandVision N.V. (Specialty Retail) (b)	290,031	7,333,944
	IMCD Group N.V. (Trading Companies & Distributors)	96,347	5,907,708
	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	116,327	4,802,418
			18,044,070
	Spain 2.5%
	Almirall S.A. (Pharmaceuticals)	221,492	2,253,939
	Grifols S.A. (Biotechnology)	337,642	9,836,809
			12,090,748
	Sweden 3.5%
¤	Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	347,155	17,206,654

	Switzerland 5.6%
	DKSH Holding A.G. (Professional Services)	55,413	4,712,408
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	208,518	17,319,505
	Tecan Group A.G., Registered (Life Sciences Tools & Services)	24,843	5,141,258
			27,173,171
	Taiwan 1.7%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	218,921	8,220,484

	Thailand 1.8%
	Kasikornbank PCL (Banks)	1,359,838	8,725,797

	United Kingdom 13.5%
	Big Yellow Group PLC (Equity Real Estate Investment Trusts)	329,499	3,342,370
	BTG PLC (Pharmaceuticals) (a)	813,761	7,371,369
	HomeServe PLC (Commercial Services & Supplies)	431,241	4,807,818
¤	Johnson Matthey PLC (Chemicals)	337,120	15,449,528
¤	Prudential PLC (Insurance)	833,303	19,948,515
	Telit Communications PLC (Communications Equipment)	477,296	1,119,259
	Whitbread PLC (Hotels, Restaurants & Leisure)	271,584	13,705,317
			65,744,176
	United States 9.6%
	Accenture PLC, Class A (IT Services)	80,488	10,871,514
	ICON PLC (Life Sciences Tools & Services) (a)	93,595	10,658,599
¤	LivaNova PLC (Health Care Equipment & Supplies) (a)	205,192	14,375,752
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	2,484,300	10,638,004
			46,543,869
	Total Common Stocks (Cost $386,104,702)		474,289,737

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $415,332 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $420,000 and a Market Value of $426,049)	$415,327	415,327
Total Short-Term Investment (Cost $415,327)		415,327
Total Investments (Cost $386,520,029)	97.7%	474,705,064
Other Assets, Less Liabilities	2.3	11,188,477
Net Assets	100.0%	$485,893,541

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$474,289,737	$—	$—	$474,289,737
Short-Term Investment
Repurchase Agreement	—	415,327	—	415,327
Total Investments in Securities	$474,289,737	$415,327	$—	$474,705,064

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, certain foreign equity securities with a market value of $245,837,187 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 34.3% †
	Asset-Backed Securities 1.4%
	Automobile ABS 0.3%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$471,505
	Series 2016-1, Class D 3.59%, due 2/8/22	657,000	671,435
	Series 2016-2, Class D 3.65%, due 5/9/22	445,000	454,935
	OSCAR US Funding Trust V (a)
	Series 2016-2A, Class A3 2.73%, due 12/15/20	220,000	219,904
	Series 2016-2A, Class A4 2.99%, due 12/15/23	190,000	188,874
	Santander Drive Auto Receivables Trust
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	514,205
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	835,087
			3,355,945
	Other ABS 1.1%
	American Tower Trust I Series-13, Class 1A 1.551%, due 3/15/43 (a)	1,031,000	1,029,122
	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,092,000	3,026,891
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	1,405,916	1,416,633
	Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, due 4/25/47 (a)	841,890	875,215
	DB Master Finance LLC (a)
	Series 2017-1A, Class A2I 3.629%, due 11/20/47	321,000	322,197
	Series 2017-1A, Class A2II 4.03%, due 11/20/47	379,000	380,243
	Domino's Pizza Master Issuer LLC (a)
	Series 2017-1A, Class A2II 3.082%, due 7/25/47	170,000	169,199
	Series 2015-1A, Class A2I 3.484%, due 10/25/45	1,212,650	1,225,334
	Series 2017-1A, Class A23 4.118%, due 7/25/47	859,000	869,531
	Jimmy Johns Funding LLC Series 2017-1A, Class A2II 4.846%, due 7/30/47 (a)	644,000	649,010
	Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, due 5/25/46 (a)	865,260	882,133
	Wendy's Funding LLC Series 2015-1A, Class A2I 3.371%, due 6/15/45 (a)	1,450,400	1,463,410
			12,308,918
	Total Asset-Backed Securities (Cost $15,606,251)		15,664,863

	Corporate Bonds 16.7%
	Aerospace & Defense 0.1%
	Arconic, Inc. 5.125%, due 10/1/24	71,000	75,551
	Rockwell Collins, Inc.
	3.20%, due 3/15/24	429,000	436,938
	3.50%, due 3/15/27	732,000	746,322
			1,258,811
	Auto Manufacturers 0.3%
	Ford Motor Co. 4.346%, due 12/8/26	965,000	1,003,191
	General Motors Co. 4.875%, due 10/2/23	689,000	745,185
	General Motors Financial Co., Inc. 3.95%, due 4/13/24	1,963,000	2,010,512
			3,758,888
	Auto Parts & Equipment 0.0% ‡
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (a)	190,000	199,738

	Banks 2.7%
	Bank of America Corp.
	2.503%, due 10/21/22	2,001,000	1,982,154
	3.093%, due 10/1/25 (b)	512,000	511,379
	4.183%, due 11/25/27	953,000	987,762
	4.244% (3-month USD-LIBOR-BBA + 1.814%), due 4/24/38 (b)	1,048,000	1,107,732
	Bank of New York Mellon Corp.
	2.45%, due 8/17/26	168,000	159,920
	3.25%, due 5/16/27	1,336,000	1,355,344
	Citigroup, Inc.
	2.746% (3-month USD-LIBOR-BBA + 1.43%), due 9/1/23 (b)	968,000	992,754
	3.20%, due 10/21/26	669,000	658,433
	3.887% (3-month USD-LIBOR-BBA + 1.563%), due 1/10/28 (b)	1,823,000	1,871,475
	Citizens Bank N.A. 2.65%, due 5/26/22	397,000	397,094
	Citizens Financial Group, Inc.
	3.75%, due 7/1/24	278,000	278,196
	4.30%, due 12/3/25	992,000	1,038,419
	4.35%, due 8/1/25	190,000	197,117
	First Republic Bank 4.625%, due 2/13/47	394,000	406,391
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,547,000	1,929,007
	Goldman Sachs Group, Inc.
	3.272%, due 9/29/25 (b)	1,323,000	1,324,724
	3.50%, due 11/16/26	1,025,000	1,027,777
	3.691% (3-month USD-LIBOR-BBA + 1.51%), due 6/5/28 (b)	461,000	464,588
	3.75%, due 2/25/26	536,000	548,718
	JPMorgan Chase & Co.
	2.295%, due 8/15/21	1,162,000	1,161,120
	3.375%, due 5/1/23	1,319,000	1,346,482
	3.782% (3-month USD-LIBOR-BBA + 1.337%), due 2/1/28 (b)	1,463,000	1,505,536
	3.875%, due 9/10/24	304,000	316,545
	Morgan Stanley 3.591% (3-month USD-LIBOR-BBA + 1.34%), due 7/22/28 (b)	1,915,000	1,922,135
	Santander UK PLC 5.00%, due 11/7/23 (a)	1,286,000	1,390,206
	SVB Financial Group 5.375%, due 9/15/20	906,000	983,703
¤	U.S. Bancorp 2.375%, due 7/22/26	1,072,000	1,018,811
	UBS A.G. Series Reg S 4.75%, due 5/22/23 (b)	400,000	405,512
	Wells Fargo & Co.
	3.00%, due 4/22/26	305,000	299,584
	4.10%, due 6/3/26	1,091,000	1,134,117
	4.30%, due 7/22/27	955,000	1,010,030
			29,732,765
	Beverages 0.6%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	236,000	239,833
	3.30%, due 2/1/23	1,343,000	1,392,388
	3.65%, due 2/1/26	2,050,000	2,120,750
	Constellation Brands, Inc.
	3.70%, due 12/6/26	712,000	728,240
	4.25%, due 5/1/23	914,000	979,710
	4.75%, due 12/1/25	100,000	109,180
	Molson Coors Brewing Co.
	3.00%, due 7/15/26	1,205,000	1,171,916
	4.20%, due 7/15/46	284,000	284,757
			7,026,774
	Building Materials 0.2%
	Eagle Materials, Inc. 4.50%, due 8/1/26	74,000	77,145
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	467,000	495,519
	Masco Corp. 4.375%, due 4/1/26	79,000	83,898
	Owens Corning
	3.40%, due 8/15/26	211,000	208,064
	4.20%, due 12/1/24	450,000	473,965
	Vulcan Materials Co.
	4.50%, due 4/1/25	866,000	924,032
	7.50%, due 6/15/21	300,000	350,701
			2,613,324
	Chemicals 0.2%
	CF Industries, Inc.
	4.50%, due 12/1/26 (a)	1,045,000	1,093,390
	6.875%, due 5/1/18	118,000	121,245
	Sherwin-Williams Co.
	2.75%, due 6/1/22	287,000	288,932
	3.125%, due 6/1/24	342,000	343,719
	3.45%, due 6/1/27	569,000	572,956
	4.50%, due 6/1/47	242,000	253,966
			2,674,208
	Commercial Services 0.7%
	Equifax, Inc.
	2.30%, due 6/1/21	272,000	265,738
	3.30%, due 12/15/22	836,000	831,806
	IHS Markit, Ltd. (a)
	4.75%, due 2/15/25	612,000	654,840
	5.00%, due 11/1/22	111,000	119,603
	Total System Services, Inc.
	3.80%, due 4/1/21	462,000	480,341
	4.80%, due 4/1/26	950,000	1,038,192
	UBM PLC 5.75%, due 11/3/20 (a)	1,016,000	1,066,587
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	557,000	588,206
	4.875%, due 1/15/19	605,000	625,919
	5.50%, due 6/15/45	621,000	704,642
	5.80%, due 5/1/21	1,609,000	1,776,694
			8,152,568
	Computers 0.1%
	Seagate HDD Cayman
	4.75%, due 1/1/25	1,054,000	1,026,039
	4.875%, due 6/1/27	65,000	61,290
			1,087,329
	Diversified Financial Services 1.3%
	Ally Financial, Inc. 8.00%, due 12/31/18	263,000	281,081
	CBOE Holdings, Inc. 3.65%, due 1/12/27	962,000	985,070
	Charles Schwab Corp. 3.00%, due 3/10/25	571,000	570,939
	Discover Financial Services
	3.75%, due 3/4/25	668,000	670,623
	3.95%, due 11/6/24	777,000	795,390
	E*TRADE Financial Corp.
	2.95%, due 8/24/22	1,007,000	1,009,240
	3.80%, due 8/24/27	776,000	785,281
	5.875% (3-month USD-LIBOR-BBA + 4.435%), due 12/29/49 (b)	153,000	162,945
	Lazard Group LLC 4.25%, due 11/14/20	818,000	864,173
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (a)	1,785,000	1,787,224
	Raymond James Financial, Inc.
	3.625%, due 9/15/26	517,000	517,789
	4.95%, due 7/15/46	921,000	990,468
	5.625%, due 4/1/24	809,000	917,160
	Scottrade Financial Services, Inc. 6.125%, due 7/11/21 (a)	299,000	340,375
	Synchrony Financial
	3.70%, due 8/4/26	1,155,000	1,131,194
	4.50%, due 7/23/25	961,000	1,002,356
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	446,000	455,173
	3.625%, due 4/1/25	500,000	517,017
			13,783,498
	Electric 0.7%
	Dominion Energy, Inc.
	2.00%, due 8/15/21	107,000	105,228
	2.85%, due 8/15/26	148,000	142,470
	Duke Energy Corp.
	1.80%, due 9/1/21	288,000	282,186
	2.40%, due 8/15/22	441,000	437,867
	2.65%, due 9/1/26	842,000	805,214
	3.15%, due 8/15/27	676,000	670,156
	PPL Capital Funding, Inc. 3.10%, due 5/15/26	1,087,000	1,069,052
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	796,000	860,885
	Southern Co.
	2.35%, due 7/1/21	1,143,000	1,136,642
	2.95%, due 7/1/23	610,000	613,110
	3.25%, due 7/1/26	1,144,000	1,130,885
			7,253,695
	Electronics 0.2%
	Trimble, Inc 4.75%, due 12/1/24	1,821,000	1,956,706

	Food 0.5%
	Danone S.A. (a)
	2.077%, due 11/2/21	957,000	940,170
	2.589%, due 11/2/23	580,000	569,789
	McCormick & Co., Inc.
	3.15%, due 8/15/24	478,000	482,241
	3.40%, due 8/15/27	481,000	482,964
	Sysco Corp.
	2.50%, due 7/15/21	190,000	191,211
	3.25%, due 7/15/27	373,000	371,839
	3.30%, due 7/15/26	476,000	476,948
	WM Wrigley Jr Co. (a)
	2.40%, due 10/21/18	1,411,000	1,419,917
	3.375%, due 10/21/20	218,000	224,796
			5,159,875
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC (a)
	3.163%, due 11/15/21	1,461,000	1,493,529
	3.60%, due 3/1/25	748,000	772,961
			2,266,490
	Health Care - Products 0.3%
	Abbott Laboratories
	3.75%, due 11/30/26	242,000	248,317
	3.875%, due 9/15/25	149,000	153,993
	Becton Dickinson & Co.
	2.894%, due 6/6/22	507,000	508,650
	3.363%, due 6/6/24	1,128,000	1,138,524
	3.70%, due 6/6/27	800,000	808,871
	Life Technologies Corp. 6.00%, due 3/1/20	584,000	634,498
			3,492,853
	Health Care - Services 0.5%
	Aetna, Inc. 2.80%, due 6/15/23	384,000	386,362
	Centene Corp.
	4.75%, due 5/15/22	59,000	61,581
	4.75%, due 1/15/25	170,000	176,375
	6.125%, due 2/15/24	141,000	152,456
	HCA, Inc.
	3.75%, due 3/15/19	460,000	469,775
	4.50%, due 2/15/27	308,000	314,930
	5.00%, due 3/15/24	732,000	779,580
	5.25%, due 6/15/26	313,000	337,258
	5.375%, due 2/1/25	268,000	282,405
	5.50%, due 6/15/47	323,000	334,709
	5.875%, due 5/1/23	170,000	184,875
	Unitedhealth Group, Inc.
	3.10%, due 3/15/26	171,000	173,000
	3.375%, due 4/15/27	85,000	87,430
	3.45%, due 1/15/27	167,000	172,850
	3.75%, due 7/15/25	258,000	273,792
	Universal Health Services, Inc. 4.75%, due 8/1/22 (a)	652,000	674,820
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	648,000	682,020
			5,544,218
	Home Builders 0.2%
	D.R. Horton, Inc. 3.75%, due 3/1/19	633,000	644,877
	MDC Holdings, Inc. 5.50%, due 1/15/24	708,000	762,658
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	301,000	305,891
	4.375%, due 4/15/23	166,000	173,470
	5.875%, due 2/15/22	252,000	277,830
			2,164,726
	Internet 0.3%
	Amazon.com, Inc. (a)
	2.80%, due 8/22/24	496,000	497,905
	3.15%, due 8/22/27	1,580,000	1,591,282
	4.05%, due 8/22/47	589,000	600,262
			2,689,449
	Investment Management/Advisory Services 0.1%
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.875%, due 4/15/45 (a)	858,000	829,066

	Iron & Steel 0.1%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	758,000	804,290
	Steel Dynamics, Inc.
	4.125%, due 9/15/25 (a)	147,000	148,193
	5.00%, due 12/15/26	90,000	96,075
			1,048,558
	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	486,000	489,183

	Media 0.8%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, due 5/1/27 (a)	850,000	861,687
	Charter Communications Operating LLC / Charter Communications Operating Capital
	3.75%, due 2/15/28 (a)	311,000	304,328
	4.20%, due 3/15/28 (a)	824,000	833,810
	4.908%, due 7/23/25	1,480,000	1,582,143
	5.375%, due 5/1/47 (a)	338,000	351,137
	6.484%, due 10/23/45	135,000	158,446
	Comcast Corp.
	2.35%, due 1/15/27	589,000	549,757
	3.30%, due 2/1/27	433,000	438,970
	3.40%, due 7/15/46	106,000	97,700
	Cox Communications, Inc. (a)
	3.15%, due 8/15/24	749,000	744,300
	3.35%, due 9/15/26	946,000	925,728
	3.50%, due 8/15/27	679,000	668,247
	4.60%, due 8/15/47	175,000	173,548
	NBCUniversal Media LLC 4.45%, due 1/15/43	193,000	205,316
	Time Warner, Inc. 3.60%, due 7/15/25	642,000	644,293
			8,539,410
	Mining 0.2%
	FMG Resources (August 2006) Pty, Ltd. 4.75%, due 5/15/22 (a)	566,000	573,075
	Freeport-McMoRan, Inc. 3.10%, due 3/15/20	280,000	280,560
	Teck Resources, Ltd. 8.50%, due 6/1/24 (a)	687,000	788,332
			1,641,967
	Miscellaneous - Manufacturing 0.1%
	General Electric Co. 5.00% (3-month USD-LIBOR-BBA + 3.33%), due 12/29/49 (b)	898,000	949,815

	Oil & Gas 0.2%
	Canadian Natural Resources, Ltd.
	2.95%, due 1/15/23	340,000	338,011
	5.90%, due 2/1/18	321,000	325,599
	Cenovus Energy, Inc. 5.70%, due 10/15/19	19,000	20,134
	ConocoPhillips Co. 4.95%, due 3/15/26	728,000	820,618
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	688,000	734,252
			2,238,614
	Oil & Gas Services 0.1%
	Oceaneering International, Inc. 4.65%, due 11/15/24	707,000	703,135

	Packaging & Containers 0.1%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, due 9/15/22 (a)	200,000	205,600
	Ball Corp. 4.375%, due 12/15/20	449,000	471,450
			677,050
	Pharmaceuticals 0.7%
	Allergan Funding SCS 3.80%, due 3/15/25	1,425,000	1,479,876
	Cardinal Health, Inc.
	2.616%, due 6/15/22	517,000	516,579
	3.079%, due 6/15/24	335,000	337,334
	3.41%, due 6/15/27	665,000	667,273
	Express Scripts Holding Co.
	3.40%, due 3/1/27	420,000	414,051
	3.50%, due 6/15/24	367,000	372,382
	Reckitt Benckiser Treasury Services PLC (a)
	2.375%, due 6/24/22	643,000	640,876
	2.75%, due 6/26/24	610,000	605,595
	3.00%, due 6/26/27	953,000	941,721
	Shire Acquisitions Investments Ireland DAC
	2.40%, due 9/23/21	573,000	570,997
	3.20%, due 9/23/26	762,000	751,193
	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26	701,000	646,109
			7,943,986
	Pipelines 0.8%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 5.25%, due 1/15/25	256,000	274,240
	Columbia Pipeline Group, Inc. 4.50%, due 6/1/25	380,000	405,964
	Enbridge Energy Partners, L.P. 5.875%, due 10/15/25	492,000	561,054
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24	506,000	543,317
	Energy Transfer, L.P.
	4.15%, due 10/1/20	435,000	454,309
	4.75%, due 1/15/26	194,000	204,219
	Kinder Morgan Energy Partners, L.P.
	3.95%, due 9/1/22	420,000	436,044
	5.00%, due 10/1/21	426,000	458,817
	Kinder Morgan, Inc. 6.50%, due 9/15/20	55,000	60,780
	NGPL PipeCo LLC (a)
	4.375%, due 8/15/22	129,000	133,837
	4.875%, due 8/15/27	277,000	290,254
	Nustar Logistics, L.P. 5.625%, due 4/28/27	608,000	641,440
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	473,000	472,004
	Plains All American Pipeline, L.P. / PAA Finance Corp.
	4.50%, due 12/15/26	237,000	240,534
	4.65%, due 10/15/25	245,000	252,306
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	550,000	608,779
	Sabine Pass Liquefaction LLC 5.00%, due 3/15/27	867,000	924,725
	TC Pipelines, L.P. 3.90%, due 5/25/27	704,000	705,155
	Williams Cos., Inc. 3.70%, due 1/15/23	263,000	261,685
	Williams Partners, L.P. 3.75%, due 6/15/27	1,185,000	1,183,285
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 3/15/24	67,000	70,120
			9,182,868
	Private Equity 0.0% ‡
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	392,000	405,445

	Real Estate 0.2%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	951,000	997,169
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,442,000	1,485,260
			2,482,429
	Real Estate Investment Trusts 1.2%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	735,000	742,289
	4.50%, due 7/30/29	677,000	712,928
	4.60%, due 4/1/22	1,246,000	1,329,574
	American Tower Corp.
	3.30%, due 2/15/21	828,000	848,429
	3.375%, due 10/15/26	1,024,000	1,012,195
	3.45%, due 9/15/21	76,000	78,648
	3.50%, due 1/31/23	133,000	137,581
	4.40%, due 2/15/26	450,000	475,895
	Crown Castle International Corp.
	3.20%, due 9/1/24	674,000	670,801
	3.65%, due 9/1/27	1,223,000	1,222,328
	5.25%, due 1/15/23	595,000	658,667
	Digital Realty Trust, L.P. 3.70%, due 8/15/27	395,000	398,707
	Iron Mountain, Inc. 4.875%, due 9/15/27 (a)	1,178,000	1,195,670
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	425,000	460,522
	Senior Housing Properties Trust
	6.75%, due 4/15/20	301,000	324,426
	6.75%, due 12/15/21	331,000	369,841
	SL Green Realty Corp.
	5.00%, due 8/15/18	693,000	707,036
	7.75%, due 3/15/20	1,335,000	1,487,179
			12,832,716
	Retail 0.7%
	1011778 B.C. ULC / New Red Finance, Inc. (a)
	4.25%, due 5/15/24	941,000	944,294
	4.625%, due 1/15/22	934,000	958,518
	Coach, Inc.
	3.00%, due 7/15/22	330,000	329,612
	4.125%, due 7/15/27	330,000	331,743
	CVS Health Corp.
	2.80%, due 7/20/20	1,377,000	1,400,737
	4.75%, due 12/1/22	363,000	397,014
	5.00%, due 12/1/24	515,000	570,208
	McDonald's Corp.
	3.50%, due 3/1/27	1,672,000	1,718,653
	4.875%, due 12/9/45	572,000	643,894
	Walgreens Boots Alliance, Inc.
	3.45%, due 6/1/26	597,000	595,003
	4.65%, due 6/1/46	102,000	106,523
			7,996,199
	Semiconductors 0.7%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. (a)
	3.625%, due 1/15/24	663,000	681,151
	3.875%, due 1/15/27	2,746,000	2,828,298
	NXP B.V. / NXP Funding LLC (a)
	3.875%, due 9/1/22	938,000	977,865
	4.125%, due 6/15/20	281,000	293,294
	4.625%, due 6/1/23	621,000	667,575
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,579,000	2,574,632
			8,022,815
	Software 0.4%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,686,000	1,748,917
	Fidelity National Information Services, Inc.
	3.625%, due 10/15/20	237,000	246,792
	4.50%, due 10/15/22	271,000	292,796
	First Data Corp. 7.00%, due 12/1/23 (a)	1,000,000	1,067,800
	VMware, Inc.
	2.95%, due 8/21/22	550,000	553,285
	3.90%, due 8/21/27	159,000	160,731
			4,070,321
	Telecommunications 0.9%
	AT&T, Inc.
	3.40%, due 8/14/24	710,000	711,106
	3.40%, due 5/15/25	149,000	146,974
	3.90%, due 8/14/27	588,000	589,145
	4.25%, due 3/1/27	706,000	726,671
	5.15%, due 2/14/50	1,571,000	1,578,650
	5.25%, due 3/1/37	962,000	1,012,387
	5.30%, due 8/14/58	1,094,000	1,105,875
	Verizon Communications, Inc.
	2.625%, due 8/15/26	1,900,000	1,784,243
	4.125%, due 3/16/27	538,000	561,356
	4.125%, due 8/15/46	716,000	650,891
	4.862%, due 8/21/46	401,000	406,480
			9,273,778
	Textiles 0.0% ‡
	Cintas Corp. No. 2 4.30%, due 6/1/21	426,000	454,638

	Transportation 0.0% ‡
	FedEx Corp.
	3.90%, due 2/1/35	89,000	90,213
	4.40%, due 1/15/47	39,000	40,542
			130,755
	Trucking & Leasing 0.2%
	Park Aerospace Holdings, Ltd. (a)
	3.625%, due 3/15/21	516,000	517,290
	5.25%, due 8/15/22	315,000	327,600
	5.50%, due 2/15/24	803,000	843,150
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.375%, due 3/15/18 (a)	942,000	949,248
			2,637,288
	Utilities 0.0% ‡
	NextEra Energy Operating Partners, L.P. (a)
	4.25%, due 9/15/24	151,000	154,209
	4.50%, due 9/15/27	280,000	285,250
			439,459
	Total Corporate Bonds (Cost $180,401,149)		183,805,410

	Loan Assignments 1.6% (c)
	Broadcasting & Entertainment 0.1%
	Quintiles IMS, Inc. 2017 Term Loan B 3.333%, due 3/7/24	679,594	683,416

	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.333%, due 6/1/24	2,006,970	2,016,168

	Communications Equipment 0.2%
	CommScope, Inc. Term Loan B5 3.235%, due 12/29/22	1,215,709	1,216,469
	Zayo Group LLC
	2017 Term Loan B1 3.237%, due 1/19/21	79,600	79,577
	2017 Incremental Term Loan 3.487%, due 1/19/24	732,122	732,671
			2,028,717
	Containers, Packaging & Glass 0.1%
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.235%, due 2/5/23	1,453,677	1,459,390

	Diversified/Conglomerate Service 0.0% ‡
	Vantiv LLC
	2017 Term Loan B4 TBD, due 8/7/24	179,000	179,112
	2017 Term Loan B1 TBD, due 9/18/24	50,000	49,987
			229,099
	Food Services 0.1%
	Aramark Services, Inc. 2017 Term Loan B 3.235%, due 3/28/24	831,060	833,657
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.49%, due 5/24/24	227,430	227,771
			1,061,428
	Hotels, Motels, Inns & Gaming 0.1%
	Golden Nugget, Inc. 2017 Incremental Term Loan 4.488%, due 10/4/23	1,033,810	1,038,721

	Lodging 0.2%
	Hilton Worldwide Finance LLC Term Loan B2 3.237%, due 10/25/23	2,262,959	2,271,680

	Media 0.2%
	Mission Broadcasting, Inc. 2017 Term Loan B2 3.737%, due 1/17/24	87,443	87,629
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 3.737%, due 1/17/24	698,308	699,800
	Nielsen Finance LLC Term Loan B4 3.235%, due 10/4/23	987,279	987,840
			1,775,269
	Retail 0.2%
	Pizza Hut Holdings LLC 1st Lien Term Loan B 3.234%, due 6/16/23	2,151,761	2,159,830

	Telecommunications 0.2%
	Level 3 Financing, Inc. 2017 Term Loan B 3.486%, due 2/22/24	2,757,000	2,754,538

	Total Loan Assignments (Cost $17,451,136)		17,478,256

	Mortgage-Backed Securities 1.7%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(d)	965,819	907,204

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Bank of America Merrill Lynch Large Loan, Inc. (a)(b)
	Series 2014-FL1, Class D 5.234% (1-month LIBOR + 4.00%), due 12/15/31	100,000	96,895
	Series 2014-FL1, Class E 6.734% (1-month LIBOR + 5.50%), due 12/15/31	310,216	292,085
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	396,000	403,088
	Citigroup Commercial Mortgage Trust (a)(b)
	Series 2017, Class B 2.984% (1-month LIBOR + 1.75%), due 7/15/30	336,000	336,000
	Series 2017, Class C 3.734% (1-month LIBOR + 2.50%), due 7/15/30	212,000	211,999
	Cosmopolitan Hotel Trust (a)(b)
	Series 2016-CSMO, Class B 3.334% (1-month LIBOR + 2.10%), due 11/15/33	208,000	208,649
	Series 2016-CSMO, Class D 4.734% (1-month LIBOR + 3.50%), due 11/15/33	272,000	273,528
	Series 2016-CSMO, Class E 5.884% (1-month LIBOR + 4.65%), due 11/15/33	401,000	404,004
	GS Mortgage Securities Trust (a)
	Series 2017-375H, Class A 3.475%, due 9/10/37	511,000	522,486
	Series 2013-NYC5, Class E 3.771%, due 1/10/30 (e)	383,000	384,356
	Series 2014-GSFL, Class E 7.184% (1-month LIBOR + 5.95%), due 7/15/31 (b)	370,000	370,580
	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class E 5.634% (1-month LIBOR + 4.40%), due 8/15/32 (a)(b)	606,000	607,887
	Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2 3.087%, due 3/5/37 (a)	284,000	281,580
	JP Morgan Chase Commercial Mortgage Securities Trust (a)
	Series 2016-WIKI, Class C 3.554%, due 10/5/31	131,000	133,230
	Series 2015-UES, Class E 3.621%, due 9/5/32 (f)	425,000	426,147
	Series 2015-SGP, Class B 3.984% (1-month LIBOR + 2.75%), due 7/15/36 (b)	181,000	182,355
	Series 2016-WIKI, Class D 4.009%, due 10/5/31 (e)	200,000	202,992
	Series 2015-SGP, Class D 5.736% (1-month LIBOR + 4.50%), due 7/15/36 (b)	648,000	655,279
	Series 2010-C2, Class E 5.85%, due 11/15/43 (e)	299,000	305,845
	LB-UBS Commercial Mortgage Trust
	Series 2008-C1, Class AM 6.319%, due 4/15/41 (e)	443,000	439,721
	Series 2006-C1, Class AJ 5.276%, due 2/15/41 (f)	62,997	63,013
	Series 2007-C7, Class AJ 6.389%, due 9/15/45 (e)	357,692	362,956
	Morgan Stanley Mortgage Capital Holdings LLC (a)
	Series 2017-237P, Class A 3.397%, due 9/13/39	671,000	683,237
	Series 2017-237P, Class B 3.69%, due 9/13/39	117,000	119,160
	Palisades Center Trust Series 2016-PLSD, Class D 4.737%, due 4/13/33 (a)	156,000	157,425
	Shops at Crystals Trust Series 2016-CSTL, Class A 3.126%, due 7/5/36 (a)	509,000	505,228
	Starwood Retail Property Trust (a)(b)
	Series 2014-STAR, Class D 4.484% (1-month LIBOR + 3.25%), due 11/15/27	882,000	853,153
	Series 2014-STAR, Class E 5.384% (1-month LIBOR + 4.15%), due 11/15/27	526,000	505,571
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AJ 5.413%, due 12/15/43 (b)	527,621	536,195
	Series 2007-C31, Class AJ 5.66%, due 4/15/47 (e)	767,829	779,431
	Series 2007-C34, Class AJ 6.274%, due 5/15/46 (e)	275,680	279,989
	Wells Fargo Commercial Mortgage Trust (a)(b)
	Series 2014-TISH, Class WTS1 3.484% (1-month LIBOR + 2.25%), due 2/15/27	364,000	363,748
	Series 2014-TISH, Class SCH1 3.977% (1-month LIBOR + 2.75%), due 1/15/27	283,000	283,124
	Series 2014-TISH, Class WTS2 4.484% (1-month LIBOR + 3.25%), due 2/15/27	136,000	135,907
			12,366,843
	Whole Loan (Collateralized Mortgage Obligations) 0.5%
	Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (b)
	Series 2014-DN2, Class M3 4.837% (1-month USD-LIBOR-BBA + 3.60%), due 4/25/24	996,000	1,088,333
	Series 2014-DN1, Class M3 5.737% (1-month USD-LIBOR-BBA + 4.50%), due 2/25/24	1,378,000	1,582,812
	Federal National Mortgage Association (b)
	Series 2014-C03, Class 1M2 4.237% (1-month USD-LIBOR-BBA + 3.00%), due 7/25/24	681,000	716,982
	Series 2014-C04, Class 1M2 6.137% (1-month USD-LIBOR-BBA + 4.90%), due 11/25/24	833,126	943,668
	Madison Avenue Mortgage Trust Series 2017-330M, Class A 3.294%, due 8/15/34 (a)(f)	302,000	305,425
	Station Place Securitization Trust Series 2017-3, Class A 2.236%, due 7/24/18 (a)(d)(f)	1,127,000	1,126,819
			5,764,039
	Total Mortgage-Backed Securities (Cost $19,121,281)		19,038,086

	U.S. Government & Federal Agencies 12.9%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
	3.50%, due 7/1/29	414,618	434,001
	3.50%, due 2/1/44	562,194	581,780
	3.50%, due 7/1/46	1,419,999	1,477,556
	3.50%, due 9/1/47	2,837,809	2,933,139
	4.00%, due 8/1/44	161,577	172,928
	4.00%, due 6/1/47	1,089,743	1,161,694
	4.00%, due 9/1/47	723,663	762,193
	4.50%, due 5/1/44	1,210,245	1,312,580
	4.50%, due 6/1/45	701,112	770,561
	4.50%, due 2/1/46	1,185,474	1,300,944
	4.50%, due 6/1/46	1,061,505	1,152,195
	5.00%, due 3/1/42	371,469	412,667
	5.00%, due 7/1/44	1,454,418	1,604,417
	5.50%, due 10/1/36	197,628	222,241
	5.50%, due 8/1/41	512,347	577,984
	6.00%, due 4/1/40	1,048,792	1,215,239
	8.00%, due 4/1/32	98,446	120,347
			16,212,466
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.9%
	3.50%, due 2/1/43	1,790,777	1,855,031
	3.50%, due 1/1/44	2,095,383	2,177,837
	3.50%, due 4/1/44	740,213	769,020
	3.50%, due 2/1/45	1,522,239	1,576,990
	3.50%, due 12/1/45	384,418	399,342
	3.50%, due 1/1/46	1,961,233	2,037,445
	3.50%, due 7/1/46	1,434,334	1,488,150
	3.50%, due 8/1/46	2,801,867	2,899,683
	3.50%, due 12/1/46	83,699	86,562
	3.50%, due 1/1/47	332,481	343,919
	3.50%, due 6/1/47	48,974	50,691
	3.50%, due 7/1/47	247,863	257,675
	3.50%, due 8/1/47	845,012	873,829
	3.50%, due 9/1/47	2,340,144	2,416,042
	3.50%, due 5/1/56	1,678,006	1,732,454
	4.00%, due 7/1/44	1,854,044	1,986,134
	4.00%, due 8/1/44	1,636,955	1,753,993
	4.00%, due 5/1/45	385,658	413,407
	4.00%, due 10/1/45	1,250,688	1,333,776
	4.00%, due 12/1/45	538,069	576,818
	4.00%, due 1/1/46	248,765	266,142
	4.00%, due 5/1/46	803,653	859,509
	4.00%, due 6/1/46	272,185	291,103
	4.00%, due 8/1/46	181,752	193,799
	4.00%, due 10/1/46	468,019	498,473
	4.00%, due 11/1/46	265,136	284,129
	4.00%, due 1/1/47	302,256	322,756
	4.00%, due 2/1/47	668,790	715,186
	4.00%, due 3/1/47	143,962	153,450
	4.00%, due 4/1/47	674,576	720,848
	4.00%, due 5/1/47	4,523,362	4,817,897
	4.00%, due 6/1/47	1,474,418	1,569,550
	4.00%, due 7/1/47	2,368,131	2,529,079
	4.00%, due 8/1/47	2,476,070	2,632,287
	4.50%, due 11/1/42	177,117	192,883
	4.50%, due 3/1/43	458,830	499,636
	4.50%, due 10/1/44	875,018	960,101
	4.50%, due 3/1/45	840,733	920,861
	4.50%, due 5/1/45	429,923	472,704
	4.50%, due 6/1/45	402,223	434,626
	4.50%, due 10/1/45	912,705	997,096
	4.50%, due 2/1/46	489,294	535,940
	4.50%, due 7/1/46	1,583,128	1,730,020
	4.50%, due 11/1/46	800,503	875,975
	4.50%, due 12/1/46	401,362	433,651
	4.50%, due 2/1/47	723,657	786,848
	4.50%, due 4/1/47	1,683,131	1,844,441
	4.50%, due 5/1/47	856,390	933,890
	4.50%, due 6/1/47	661,929	716,553
	4.50%, due 7/1/47	902,878	996,152
	4.50%, due 8/1/47	473,792	514,182
	4.50%, due 9/1/47	2,991,813	3,246,246
	5.00%, due 5/1/41	509,132	556,240
	5.00%, due 7/1/44	692,636	772,393
	5.50%, due 12/1/39	370,212	412,257
	5.50%, due 3/1/40	376,558	424,764
	5.50%, due 4/1/40	873,138	970,897
	5.50%, due 2/1/41	215,047	242,580
	5.50%, due 5/1/41	290,559	323,091
	5.50%, due 6/1/41	382,407	429,775
	5.50%, due 12/1/41	379,850	422,657
	5.50%, due 2/1/42	1,548,213	1,720,834
	6.00%, due 10/1/35	308,385	351,810
	6.00%, due 12/1/35	322,147	368,406
	6.00%, due 2/1/37	62,292	72,142
	6.00%, due 10/1/38	227,823	259,152
	7.00%, due 2/1/39	79,672	92,403
			65,394,212
	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
	3.50%, due 5/20/42	254,934	266,494
	4.00%, due 1/15/45	1,515,591	1,609,449
	4.00%, due 10/20/45	681,777	729,063
	4.00%, due 7/15/46	1,065,811	1,141,820
	4.00%, due 8/20/47	241,020	257,103
	4.50%, due 7/15/41	104,147	113,727
	4.50%, due 8/15/41	986,770	1,081,588
	4.50%, due 10/20/41	584,742	624,044
	4.50%, due 5/15/44	335,975	367,685
	4.50%, due 8/15/46	1,538,956	1,683,978
	4.50%, due 5/15/47	77,350	82,837
	4.50%, due 6/15/47	32,254	34,909
	4.50%, due 7/15/47	67,156	71,942
	4.50%, due 9/15/47	87,763	96,167
	4.90%, due 10/15/34	518,799	589,755
	5.00%, due 5/15/40	47,247	52,545
	5.00%, due 9/15/41	93,074	103,967
	5.00%, due 12/20/44	274,418	307,765
	5.50%, due 9/15/35	50,703	58,392
	5.50%, due 8/15/39	1,227,163	1,422,452
	5.50%, due 10/15/39	356,874	406,510
			11,102,192
	United States Treasury Bonds 1.6%
	2.25%, due 8/15/46	9,789,000	8,607,055
	2.75%, due 8/15/47	1,292,000	1,263,939
	2.875%, due 11/15/46	6,122,000	6,143,762
	3.00%, due 2/15/47	1,264,000	1,300,192
	3.00%, due 5/15/47	538,000	553,593
			17,868,541
¤	United States Treasury Notes 2.9%
	1.25%, due 8/31/19	2,192,000	2,182,667
	1.375%, due 7/31/19	136,000	135,782
	1.375%, due 9/30/19	9,014,000	8,995,338
	1.375%, due 9/15/20	89,000	88,385
	1.625%, due 8/31/22	1,150,000	1,134,187
	1.625%, due 2/15/26	1,143,000	1,086,743
	1.75%, due 5/31/22	6,803,000	6,758,621
	1.75%, due 9/30/22	123,000	122,702
	2.00%, due 5/31/24	4,140,000	4,105,392
	2.00%, due 11/15/26	1,198,000	1,167,442
	2.25%, due 11/15/25	1,382,000	1,381,946
	2.25%, due 2/15/27	1,270,000	1,262,311
	2.25%, due 8/15/27	3,047,000	3,026,290
			31,447,806
	Total U.S. Government & Federal Agencies (Cost $142,253,401)		142,025,217
	Total Long-Term Bonds (Cost $374,833,218)		378,011,832

		Shares
	Common Stocks 64.1%
	Aerospace & Defense 5.0%
¤	Boeing Co.	116,861	29,707,235
	General Dynamics Corp.	53,623	11,023,816
	Northrop Grumman Corp.	48,236	13,878,462
			54,609,513
	Agriculture 2.1%
¤	Altria Group, Inc.	358,975	22,766,195

	Apparel 1.2%
	NIKE, Inc., Class B	256,551	13,302,169

	Auto Manufacturers 1.2%
	General Motors Co.	339,421	13,705,820

	Banks 2.0%
	Morgan Stanley	42,728	2,058,208
¤	U.S. Bancorp	366,016	19,614,797
			21,673,005
	Beverages 0.3%
	Dr. Pepper Snapple Group, Inc.	35,729	3,160,945

	Biotechnology 2.0%
¤	Amgen, Inc.	116,647	21,748,833

	Building Materials 0.3%
	Vulcan Materials Co.	26,303	3,145,839

	Chemicals 1.8%
	LyondellBasell Industries N.V., Class A	195,288	19,343,276

	Commercial Services 0.3%
	Automatic Data Processing, Inc.	33,705	3,684,631

	Computers 2.7%
	Accenture PLC, Class A	75,246	10,163,477
	Apple, Inc.	129,999	20,035,446
			30,198,923
	Cosmetics & Personal Care 0.7%
	Estee Lauder Cos., Inc., Class A	72,309	7,797,803

	Diversified Financial Services 7.7%
	American Express Co.	62,515	5,655,107
¤	CME Group, Inc.	164,282	22,289,782
¤	Mastercard, Inc., Class A	245,965	34,730,258
	Synchrony Financial	341,830	10,613,821
	TD Ameritrade Holding Corp.	233,340	11,386,992
			84,675,960
	Electronics 1.8%
	Honeywell International, Inc.	141,449	20,048,981

	Entertainment 0.7%
	Madison Square Garden Co., Class A (g)	14,882	3,186,236
	Six Flags Entertainment Corp.	73,923	4,504,868
			7,691,104
	Food 2.1%
	Hershey Co.	71,140	7,766,354
	Kroger Co.	254,082	5,096,885
	Sysco Corp.	191,128	10,311,355
			23,174,594
	Health Care - Products 1.5%
	Abbott Laboratories	29,450	1,571,452
	Medtronic PLC	194,807	15,150,140
			16,721,592
	Health Care - Services 1.0%
	Aetna, Inc.	69,571	11,062,485

	Household Products & Wares 0.3%
	Kimberly-Clark Corp.	26,922	3,168,181

	Insurance 0.4%
	Progressive Corp.	95,337	4,616,218

	Internet 3.9%
¤	Alphabet, Inc., Class C (g)	26,911	25,810,609
	Priceline Group, Inc. (g)	9,069	16,603,707
			42,414,316
	Leisure Time 0.3%
	Norwegian Cruise Line Holdings, Ltd. (g)	68,674	3,711,830

	Machinery - Diversified 0.4%
	Deere & Co.	32,426	4,072,381

	Media 1.7%
	Comcast Corp., Class A	474,553	18,260,799

	Oil & Gas 1.1%
	Suncor Energy, Inc.	360,654	12,636,641

	Pharmaceuticals 2.9%
	AbbVie, Inc.	46,343	4,118,039
	Allergan PLC	59,851	12,266,463
	Bristol-Myers Squibb Co.	129,592	8,260,194
	Eli Lilly & Co.	81,043	6,932,418
			31,577,114
	Private Equity 0.7%
	Blackstone Group L.P.	227,974	7,607,492

	Real Estate 0.8%
	CBRE Group, Inc., Class A (g)	234,263	8,873,882

	Real Estate Investment Trusts 1.8%
	Colony NorthStar, Inc., Class A	409,551	5,143,960
	Crown Castle International Corp.	51,803	5,179,264
	MGM Growth Properties LLC, Class A	121,798	3,679,518
	Outfront Media, Inc.	166,031	4,180,661
	Starwood Waypoint Homes	34,292	1,247,200
			19,430,603
	Retail 4.6%
	Costco Wholesale Corp.	98,276	16,145,764
	Home Depot, Inc.	119,130	19,484,903
	McDonald's Corp.	40,029	6,271,743
	Starbucks Corp.	158,611	8,518,997
			50,421,407
	Semiconductors 2.1%
	Intel Corp.	336,599	12,817,690
	Lam Research Corp.	54,243	10,037,125
			22,854,815
	Software 5.7%
	Activision Blizzard, Inc.	42,866	2,765,286
	Adobe Systems, Inc. (g)	128,594	19,183,653
¤	Microsoft Corp.	510,186	38,003,755
	salesforce.com, Inc. (g)	34,230	3,197,766
			63,150,460
	Toys, Games & Hobbies 0.8%
	Hasbro, Inc.	61,655	6,021,844
	Mattel, Inc.	188,517	2,918,243
			8,940,087
	Transportation 2.2%
	CSX Corp.	296,964	16,113,267
	United Parcel Service, Inc., Class B	65,946	7,919,455
			24,032,722
	Total Common Stocks (Cost $549,618,675)		704,280,616

	Preferred Stocks 0.1%
	Diversified Financial Services 0.1%
	Discover Financial Services 6.50%	46,958	1,195,081

	Miscellaneous - Manufacturing 0.0% ‡
	General Electric Co. 4.70%	3,757	96,067

	Total Preferred Stocks (Cost $1,274,905)		1,291,148

		Principal Amount
	Short-Term Investments 1.9%
	Repurchase Agreement 1.2%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $13,111,842 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/24, with a Principal Amount of $12,815,000 and a Market Value of $13,374,170)	$13,111,711	13,111,711

	Total Repurchase Agreement (Cost $13,111,711)		13,111,711

	U.S. Governments 0.7%
	United States Treasury Bills (h)
	1.111%, due 2/22/18	3,263,000	3,248,806
	1.304%, due 9/13/18	4,378,000	4,324,150
	Total U.S. Governments (Cost $7,573,180)		7,572,956
	Total Short-Term Investments (Cost $20,684,891)		20,684,667

	Total Investments (Cost $946,411,689)	100.4%	1,104,268,263
	Other Assets, Less Liabilities	(0.4)	(4,845,283)
	Net Assets	100.0%	$1,099,422,980

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2017.
(d)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $2,034,023, which represented 0.2% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2017.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(g)	Non-income producing security.
(h)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers’ Association
LIBOR	—London InterBank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$15,664,863	$—	$15,664,863
Corporate Bonds	—	183,805,410	—	183,805,410
Loan Assignments	—	17,478,256	—	17,478,256
Mortgage-Backed Securities	—	19,038,086	—	19,038,086
U.S. Government & Federal Agencies	—	142,025,217	—	142,025,217
Total Long-Term Bonds	—	378,011,832	—	378,011,832
Common Stocks	704,280,616	—	—	704,280,616
Preferred Stocks	1,291,148	—	—	1,291,148
Short-Term Investments
Repurchase Agreement	—	13,111,711	—	13,111,711
U.S. Governments	—	7,572,956	—	7,572,956
Total Short-Term Investments	—	20,684,667	—	20,684,667
Total Investments in Securities	$705,571,764	$398,696,499	$—	$1,104,268,263

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.1% †
	Aerospace & Defense 3.6%
	General Dynamics Corp.	55,800	$11,471,364
	Northrop Grumman Corp.	33,200	9,552,304
	Raytheon Co.	66,200	12,351,596
			33,375,264
	Air Freight & Logistics 1.3%
	FedEx Corp.	51,800	11,685,044

	Automobiles 1.0%
	Ferrari N.V.	83,900	9,269,272

	Banks 1.1%
	JPMorgan Chase & Co.	104,100	9,942,591

	Biotechnology 3.7%
	Biogen, Inc. (a)	33,880	10,608,506
¤	Celgene Corp. (a)	165,370	24,114,253
			34,722,759
	Capital Markets 2.4%
	Intercontinental Exchange, Inc.	175,300	12,043,110
	Moody's Corp.	74,340	10,348,871
			22,391,981
	Chemicals 2.7%
	Ecolab, Inc.	95,650	12,301,547
	Sherwin-Williams Co.	36,410	13,036,236
			25,337,783
	Equity Real Estate Investment Trusts (REITs) 1.9%
	American Tower Corp.	132,700	18,137,436

	Health Care Equipment & Supplies 4.1%
	Becton Dickinson & Co.	63,850	12,511,408
	Boston Scientific Corp. (a)	589,050	17,182,588
	Edwards Lifesciences Corp. (a)	80,775	8,829,515
			38,523,511
	Health Care Providers & Services 3.2%
¤	UnitedHealth Group, Inc.	151,250	29,622,312

	Hotels, Restaurants & Leisure 1.2%
	Hilton Worldwide Holdings, Inc.	156,450	10,865,453

	Industrial Conglomerates 1.8%
	Honeywell International, Inc.	120,625	17,097,388

	Internet & Direct Marketing Retail 11.3%
¤	Amazon.com, Inc. (a)	43,790	42,097,516
	Ctrip.com International, Ltd., ADR (a)	181,450	9,569,673
	Expedia, Inc.	126,870	18,261,668
	JD.com, Inc., ADR (a)	253,000	9,664,600
	Netflix, Inc. (a)	51,800	9,393,930
	Priceline Group, Inc. (a)	9,000	16,477,380
			105,464,767
	Internet Software & Services 12.8%
¤	Alibaba Group Holding, Ltd., Sponsored ADR (a)	139,500	24,093,045
¤	Alphabet, Inc.(a)
	Class A	23,725	23,101,507
	Class C	25,999	24,935,901
	CoStar Group, Inc. (a)	36,255	9,725,404
¤	Facebook, Inc., Class A (a)	219,550	37,514,508
			119,370,365
	IT Services 10.9%
	Automatic Data Processing, Inc.	54,700	5,979,804
	Fidelity National Information Services, Inc.	110,700	10,338,273
	Fiserv, Inc. (a)	94,450	12,180,272
	Mastercard, Inc., Class A	147,300	20,798,760
	PayPal Holdings, Inc. (a)	198,850	12,732,365
¤	Visa, Inc., Class A	382,650	40,270,086
			102,299,560
	Life Sciences Tools & Services 3.4%
	Illumina, Inc. (a)	57,500	11,454,000
	Thermo Fisher Scientific, Inc.	106,500	20,149,800
			31,603,800
	Machinery 1.1%
	Fortive Corp.	144,200	10,207,918

	Media 1.8%
	Charter Communications, Inc., Class A (a)	47,200	17,153,424

	Pharmaceuticals 3.5%
	Eli Lilly & Co.	190,500	16,295,370
	Zoetis, Inc.	250,250	15,955,940
			32,251,310
	Road & Rail 1.6%
	Union Pacific Corp.	132,000	15,308,040

	Semiconductors & Semiconductor Equipment 5.4%
	ASML Holding N.V., Registered	98,700	16,897,440
	Broadcom, Ltd.	61,750	14,976,845
	NVIDIA Corp.	59,600	10,654,692
	Skyworks Solutions, Inc.	81,500	8,304,850
			50,833,827
	Software 13.2%
	Adobe Systems, Inc. (a)	43,350	6,466,953
	Electronic Arts, Inc. (a)	80,100	9,456,606
	Intuit, Inc.	79,600	11,314,344
¤	Microsoft Corp.	444,800	33,133,152
¤	salesforce.com, Inc. (a)	333,650	31,169,583
	ServiceNow, Inc. (a)	116,400	13,680,492
	Splunk, Inc. (a)	275,700	18,314,751
			123,535,881
	Specialty Retail 1.7%
	Home Depot, Inc.	96,100	15,718,116

	Technology Hardware, Storage & Peripherals 3.2%
¤	Apple, Inc.	196,125	30,226,785

	Textiles, Apparel & Luxury Goods 1.2%
	NIKE, Inc., Class B	210,950	10,937,758

	Total Common Stocks (Cost $710,804,962)		925,882,345

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $7,691,792 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $7,735,000 and a Market Value of $7,846,407)	$7,691,715	7,691,715
Total Short-Term Investment (Cost $7,691,715)		7,691,715
Total Investments (Cost $718,496,677)	99.9%	933,574,060
Other Assets, Less Liabilities	0.1	980,731
Net Assets	100.0%	$934,554,791

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$925,882,345	$—	$—	$925,882,345
Short-Term Investment
Repurchase Agreement	—	7,691,715	—	7,691,715
Total Investments in Securities	$925,882,345	$7,691,715	$—	$933,574,060

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 92.9% †
	Commercial Services & Supplies 0.6%
	Covanta Holding Corp.	552,512	$8,204,803

	Diversified Telecommunication Services 8.6%
	Bezeq The Israeli Telecommunication Corp., Ltd., (Israel)	2,277,022	3,253,717
	Cellnex Telecom S.A. (Spain) (a)	637,986	14,598,135
¤	Com Hem Holding AB (Sweden)	2,381,175	34,029,733
	Hellenic Telecommunications Organization S.A. (Greece)	810,993	9,805,587
	Koninklijke KPN N.V.	4,600,597	15,795,784
	Orange S.A. (France)	699,413	11,457,182
	TDC A/S	1,747,044	10,236,006
	Telefonica Brasil S.A., ADR (Brazil)	245,460	3,888,086
	Telesites S.A.B. de C.V. (Mexico) (b)	3,561,500	2,742,023
	TELUS Corp.	277,531	9,982,441
			115,788,694
	Electric Utilities 32.2%
	Alupar Investimento S.A. (Brazil)	276,400	1,638,947
	American Electric Power Co., Inc.	474,819	33,351,287
	Avangrid, Inc.	264,076	12,522,484
	Duke Energy Corp.	275,220	23,096,462
	Edison International	206,141	15,907,901
	Emera, Inc. (Canada)	199,432	7,553,722
¤	Enel S.p.A. (Italy)	7,545,876	45,439,623
¤	Exelon Corp.	2,292,613	86,362,732
	FirstEnergy Corp.	44,429	1,369,746
	Great Plains Energy, Inc.	271,337	8,221,511
	Iberdrola S.A.	2,725,936	21,173,570
¤	NextEra Energy, Inc.	345,251	50,596,534
¤	PG&E Corp.	535,917	36,490,589
¤	PPL Corp.	1,376,971	52,256,049
	Southern Co.	341,230	16,768,042
	SSE PLC	910,932	17,052,457
	Westar Energy, Inc.	13,346	661,962
			430,463,618
	Equity Real Estate Investment Trusts (REITs) 2.1%
¤	American Tower Corp.	205,341	28,066,008

	Gas Utilities 1.1%
	China Resources Gas Group, Ltd. (China)	4,292,000	14,944,749

	Independent Power & Renewable Electricity Producers 15.4%
	AES Corp.	1,782,281	19,640,737
	Calpine Corp. (b)	2,009,328	29,637,588
	China Longyuan Power Group Corp., Ltd. (China), Class H	10,308,000	7,679,932
	Dynegy, Inc. (b)	1,423,133	13,932,472
¤	EDP Renovaveis S.A. (Spain)	6,581,418	56,005,779
	Engie Brasil Energia S.A. (Brazil)	604,500	6,918,878
¤	NextEra Energy Partners, L.P.	444,792	17,920,670
	NRG Energy, Inc.	1,153,784	29,525,333
	NRG Yield, Inc.
	Class A	535,489	10,158,226
	Class C	413,036	7,971,595
	NTPC, Ltd.	2,809,922	7,199,027
			206,590,237
	Media 4.3%
	Altice U.S.A., Inc., Class A (b)	726,864	19,850,656
	Comcast Corp., Class A	722,035	27,783,907
	NOS SGPS S.A.	1,566,461	9,701,340
			57,335,903
	Multi-Utilities 7.8%
	Ameren Corp.	182,295	10,543,943
	DTE Energy Co.	60,160	6,458,777
	Innogy S.E. (Germany) (a)	182,340	8,114,943
	National Grid PLC	217,868	2,699,305
	Public Service Enterprise Group, Inc.	318,920	14,750,050
	RWE A.G (b)	167,747	3,810,562
¤	Sempra Energy	409,515	46,737,947
	Suez (France)	649,233	11,851,392
			104,966,919
	Oil, Gas & Consumable Fuels 16.7%
	Cheniere Energy, Inc. (b)	414,403	18,664,711
	Enable Midstream Partners, L.P.	200,910	3,210,542
	Enbridge, Inc. (Canada)	615,933	25,728,253
	Energy Transfer Partners, L.P.	1,279,493	23,401,927
	Enterprise Products Partners, L.P.	1,176,404	30,668,852
	EQT GP Holdings, L.P.	117,087	3,390,839
	EQT Midstream Partners, L.P.	250,774	18,800,527
	Kinder Morgan, Inc.	425,787	8,166,595
	Plains All American Pipeline, L.P.	142,877	3,027,564
	Plains GP Holdings, L.P., Class A (b)	474,156	10,369,792
	SemGroup Corp., Class A	158,714	4,563,027
	Shell Midstream Partners, L.P.	210,991	5,873,989
	Tallgrass Energy GP, L.P.	295,416	8,345,502
	Targa Resources Corp.	218,898	10,353,875
	TransCanada Corp. (Canada)	393,081	19,428,015
	Western Gas Equity Partners, L.P.	205,346	8,456,148
	Williams Cos., Inc.	343,602	10,311,496
	Williams Partners, L.P.	279,574	10,875,429
			223,637,083
	Water Utilities 0.8%
	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	978,900	10,286,154

	Wireless Telecommunication Services 3.3%
	Advanced Info Service PCL (Thailand)	1,543,400	8,839,262
	KDDI Corp. (Japan)	299,300	7,891,785
	Millicom International Cellular S.A. (Luxembourg)	33,119	2,185,596
	Mobile TeleSystems PJSC, Sponsored ADR (Russia)	1,110,224	11,590,739
	PT XL Axiata Tbk (Indonesia) (b)	24,655,500	6,846,208
	Vodafone Group PLC	2,311,525	6,467,459
			43,821,049
	Total Common Stocks (Cost $1,134,766,532)		1,244,105,217

	Convertible Preferred Stocks 4.6%
	Diversified Telecommunication Services 0.2%
	Frontier Communications Corp. 11.125%	133,379	2,566,212

	Electric Utilities 1.6%
¤	Nextera Energy, Inc.
	6.123%	263,256	14,552,792
	6.371%	106,095	7,035,159
			21,587,951
	Equity Real Estate Investment Trusts 0.6%
¤	American Tower Corp. 5.50%	64,915	7,924,823

	Independent Power & Renewable Electricity Producers 0.7%
	Dynegy, Inc.
	5.375%	183,291	6,076,097
	7.00%	56,168	3,784,600
			9,860,697
	Multi-Utilities 0.8%
	Dominion Energy, Inc. 6.75%	198,775	10,087,831

	Oil, Gas & Consumable Fuels 0.7%
	Anadarko Petroleum Corp. 7.50%	248,831	9,891,032
	Total Convertible Preferred Stocks (Cost $77,225,933)		61,918,546

		Principal Amount
	Short-Term Investments 2.6%
	Repurchase Agreement 0.6%
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $8,329,340 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $8,380,000 and a Market Value of $8,500,697)	$8,329,256	8,329,256
	Total Repurchase Agreement (Cost $8,329,256)		8,329,256

	U.S. Government & Federal Agencies 2.0%
	Federal Home Loan Bank Discount Notes 0.608%, due 10/2/17 (c)	26,006,000	26,005,555
	Total U.S. Government & Federal Agencies (Cost $26,005,555)		26,005,555
	Total Short-Term Investments (Cost $34,334,811)		34,334,811
	Total Investments (Cost $1,246,327,276)	100.1%	1,340,358,574
	Other Assets, Less Liabilities	(0.1)	(1,321,411)
	Net Assets	100.0%	$1,339,037,163

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Interest rate shown represents yield to maturity.

As of September 30, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Canadian Dollar vs. U.S. Dollar	10/13/17	JPMorgan Chase Bank N.A.	CAD	3,805,000	$3,091,656	$(41,911)
Euro vs. U.S. Dollar	10/13/17	BNP Paribas S.A.	EUR	1,446,660	1,738,594	(27,864)
Euro vs. U.S. Dollar	10/13/17	Citibank N.A.		1,684,580	1,999,225	(7,145)
Euro vs. U.S. Dollar	10/13/17	Deutsche Bank AG		641,123	764,353	(6,201)
Euro vs. U.S. Dollar	10/13/17	Goldman Sachs & Co.		102,508	123,286	(2,067)
Euro vs. U.S. Dollar	10/13/17	JPMorgan Chase Bank N.A.		5,717,541	6,779,160	(17,953)
Euro vs. U.S. Dollar	10/13/17	Morgan Stanley & Co.		1,172,335	1,396,382	(10,052)
Pound Sterling vs. U.S. Dollar	10/13/17	Citibank N.A.	GBP	889,000	1,202,009	(10,351)
Pound Sterling vs. U.S. Dollar	10/13/17	Goldman Sachs & Co.		889,000	1,208,018	(16,359)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Canadian Dollar vs. U.S. Dollar	10/13/17	Brown Brothers Harrimon & Co.	CAD	303,735	249,404	5,958
Canadian Dollar vs. U.S. Dollar	10/13/17	Citibank N.A.		437,514	353,615	2,943
Canadian Dollar vs. U.S. Dollar	10/13/17	Deutsche Bank AG		2,435,490	1,990,969	38,898
Canadian Dollar vs. U.S. Dollar	10/13/17	Goldman Sachs & Co.		1,980,900	1,588,350	641
Canadian Dollar vs. U.S. Dollar	10/13/17	JPMorgan Chase Bank N.A.		251,914	203,388	1,476
Canadian Dollar vs. U.S. Dollar	10/13/17	Meririll Lynch International		40,844,945	32,223,283	(514,345)
Canadian Dollar vs. U.S. Dollar	10/13/17	Morgan Stanley & Co.		1,594,119	1,284,189	6,487
Canadian Dollar vs. U.S. Dollar	10/13/17	State Street Bank and Trust		2,447,452	1,977,507	15,850
Euro vs. U.S. Dollar	10/13/17	BNP Paribas S.A.	EUR	3,956,652	4,681,953	3,064
Euro vs. U.S. Dollar	10/13/17	Deutsche Bank AG		3,734,033	4,417,376	1,741
Euro vs. U.S. Dollar	10/13/17	Goldman Sachs & Co.		1,573,000	1,883,919	23,787
Euro vs. U.S. Dollar	10/13/17	JPMorgan Chase Bank N.A.		93,584,410	110,746,387	79,297
Euro vs. U.S. Dollar	10/13/17	Morgan Stanley & Co.		10,498,231	12,420,491	5,938
Euro vs. U.S. Dollar	10/19/17	Morgan Stanley & Co.		3,366,000	3,878,053	(103,630)
Pound Sterling vs. U.S. Dollar	10/13/17	Citibank N.A.	GBP	684,977	886,231	(31,945)
Pound Sterling vs. U.S. Dollar	10/13/17	Deutsche Bank AG		12,053,324	15,736,458	(420,396)
Pound Sterling vs. U.S. Dollar	10/13/17	HSBC Bank USA		616,877	793,289	(33,603)
Pound Sterling vs. U.S. Dollar	10/13/17	Morgan Stanley & Co.		348,204	446,171	(20,578)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,078,320)

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,244,105,217	$—	$—	$1,244,105,217
Convertible Preferred Stocks	61,918,546	—	—	61,918,546
Short-Term Investments
Repurchase Agreement	—	8,329,256	—	8,329,256
U.S. Government & Federal Agencies	—	26,005,555	—	26,005,555
Total Short-Term Investments	—	34,334,811	—	34,334,811
Total Investments in Securities	1,306,023,763	34,334,811	—	1,340,358,574
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	186,080	—	186,080
Total Investments in Securities and Other Financial Instruments	$1,306,023,763	$34,520,891	$—	$1,340,544,654

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(1,264,400)	$—	$(1,264,400)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, certain foreign equity securities with a market value of $246,653,629 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 3.2%
	Hexcel Corp.	72,236	$4,147,791
	Huntington Ingalls Industries, Inc.	29,429	6,663,903
	L3 Technologies, Inc.	19,091	3,597,317
	Orbital ATK, Inc.	14,221	1,893,668
	Spirit AeroSystems Holdings, Inc., Class A	84,186	6,542,936
	Textron, Inc.	136,122	7,334,254
			30,179,869
	Air Freight & Logistics 0.1%
	XPO Logistics, Inc. (a)	17,885	1,212,245

	Airlines 0.7%
	Alaska Air Group, Inc.	11,583	883,436
	Copa Holdings S.A., Class A	43,295	5,391,526
			6,274,962
	Auto Components 0.5%
	Adient PLC	6,294	528,633
	Delphi Automotive PLC	12,381	1,218,290
	Lear Corp.	19,834	3,432,869
			5,179,792
	Banks 1.8%
	Bank of The Ozarks, Inc.	133,174	6,399,011
	CIT Group, Inc.	134,434	6,593,988
	Fifth Third Bancorp	34,586	967,716
	First Hawaiian, Inc.	82,279	2,492,231
	KeyCorp	1,418	26,687
	SunTrust Banks, Inc.	12,094	722,858
			17,202,491
	Beverages 0.2%
	Dr. Pepper Snapple Group, Inc.	22,423	1,983,763

	Biotechnology 0.9%
	OPKO Health, Inc. (a)	858,791	5,891,306
	United Therapeutics Corp. (a)	25,801	3,023,619
			8,914,925
	Building Products 0.7%
	Owens Corning	84,214	6,513,953
	USG Corp. (a)	7,400	241,610
			6,755,563
	Capital Markets 4.8%
¤	Ameriprise Financial, Inc.	56,224	8,349,826
	E*TRADE Financial Corp. (a)	140,293	6,118,178
	Eaton Vance Corp.	37,419	1,847,376
	Federated Investors, Inc., Class B	89,996	2,672,881
	Invesco, Ltd.	5,694	199,518
	Lazard, Ltd., Class A	133,409	6,032,755
	Legg Mason, Inc.	144,134	5,665,908
	LPL Financial Holdings, Inc.	119,089	6,141,420
	Morningstar, Inc.	5,057	429,794
	Northern Trust Corp.	34,073	3,132,331
	T. Rowe Price Group, Inc.	49,317	4,470,586
			45,060,573
	Chemicals 1.4%
	CF Industries Holdings, Inc.	25,315	890,075
	Chemours Co.	128,099	6,483,090
	Olin Corp.	183,670	6,290,698
			13,663,863
	Commercial Services & Supplies 0.3%
	Pitney Bowes, Inc.	210,123	2,943,823

	Communications Equipment 2.7%
	ARRIS International PLC (a)	207,111	5,900,592
	EchoStar Corp., Class A (a)	86,676	4,960,467
	F5 Networks, Inc. (a)	13,376	1,612,611
	Juniper Networks, Inc.	217,517	6,053,498
	Palo Alto Networks, Inc. (a)	48,356	6,968,100
			25,495,268
	Construction Materials 0.0% ‡
	Eagle Materials, Inc.	450	48,015

	Consumer Finance 0.9%
	Credit Acceptance Corp. (a)	7,959	2,229,873
	Synchrony Financial	206,858	6,422,941
			8,652,814
	Containers & Packaging 1.6%
	Ardagh Group S.A.	1,910	40,893
	Bemis Co., Inc.	2,128	96,973
	Berry Global Group, Inc. (a)	104,247	5,905,592
	Graphic Packaging Holding Co.	140,536	1,960,477
	Owens-Illinois, Inc. (a)	183,136	4,607,702
	Silgan Holdings, Inc.	93,432	2,749,704
			15,361,341
	Diversified Consumer Services 1.2%
	Graham Holdings Co., Class B	8,650	5,061,115
	H&R Block, Inc.	203,966	5,401,020
	Service Corporation International	32,279	1,113,625
			11,575,760
	Diversified Financial Services 0.0% ‡
	Leucadia National Corp.	7,010	177,002

	Electric Utilities 3.3%
	Avangrid, Inc.	18,004	853,750
¤	Edison International	104,296	8,048,522
	Entergy Corp.	80,367	6,136,824
	Eversource Energy	102,897	6,219,095
	Hawaiian Electric Industries, Inc.	25,697	857,509
	PPL Corp.	34,813	1,321,153
¤	Xcel Energy, Inc.	170,226	8,055,094
			31,491,947
	Electrical Equipment 0.5%
	Regal Beloit Corp.	61,803	4,882,437

	Electronic Equipment, Instruments & Components 1.3%
	Coherent, Inc. (a)	2,499	587,690
	Jabil, Inc.	188,946	5,394,408
	Zebra Technologies Corp., Class A (a)	54,807	5,950,944
			11,933,042
	Energy Equipment & Services 0.1%
	Oceaneering International, Inc.	36,762	965,738

	Equity Real Estate Investment Trusts 7.4%
	Apple Hospitality REIT, Inc.	199,538	3,773,264
	Digital Realty Trust, Inc.	15,940	1,886,180
	Duke Realty Corp.	17,365	500,459
	Empire State Realty Trust, Inc., Class A	32,167	660,710
	Equity LifeStyle Properties, Inc.	47,337	4,027,432
	Gaming and Leisure Properties, Inc.	135,650	5,004,129
	HCP, Inc.	143,252	3,986,703
	Hospitality Properties Trust	199,345	5,679,339
	Host Hotels & Resorts, Inc.	372,914	6,895,180
	Iron Mountain, Inc.	77,316	3,007,592
	Lamar Advertising Co., Class A	82,180	5,631,796
	Outfront Media, Inc.	246,301	6,201,859
	Retail Properties of America, Inc., Class A	198,125	2,601,381
	SBA Communications Corp. (a)	41,337	5,954,595
	Senior Housing Properties Trust	285,013	5,572,004
	VEREIT, Inc.	476,976	3,954,131
	Vornado Realty Trust	23,449	1,802,759
	Welltower, Inc.	34,224	2,405,263
			69,544,776
	Food & Staples Retailing 0.2%
	Sprouts Farmers Market, Inc. (a)	118,218	2,218,952

	Food Products 1.6%
	Bunge, Ltd.	84,819	5,891,528
	Conagra Brands, Inc.	54,976	1,854,890
	Lamb Weston Holdings, Inc.	19,930	934,518
	Pilgrim's Pride Corp. (a)	181,288	5,150,392
	TreeHouse Foods, Inc. (a)	12,465	844,254
	Tyson Foods, Inc., Class A	3,790	267,006
			14,942,588
	Health Care Equipment & Supplies 2.0%
	Alere, Inc. (a)	29,158	1,486,767
	Cooper Cos., Inc.	26,336	6,244,529
	Hill-Rom Holdings, Inc.	74,750	5,531,500
	STERIS PLC	46,163	4,080,809
	Teleflex, Inc.	688	166,475
	Varian Medical Systems, Inc. (a)	12,514	1,252,151
			18,762,231
	Health Care Providers & Services 2.7%
	AmerisourceBergen Corp.	55,025	4,553,319
	Brookdale Senior Living, Inc. (a)	153,366	1,625,680
	Centene Corp. (a)	79,825	7,724,665
	DaVita, Inc. (a)	61,849	3,673,212
	MEDNAX, Inc. (a)	53,174	2,292,863
	WellCare Health Plans, Inc. (a)	34,415	5,910,432
			25,780,171
	Health Care Technology 0.9%
¤	Cerner Corp. (a)	114,229	8,146,812

	Hotels, Restaurants & Leisure 4.5%
	Aramark	28,185	1,144,593
	Darden Restaurants, Inc.	76,782	6,048,886
	Extended Stay America, Inc.	281,325	5,626,500
	Hilton Worldwide Holdings, Inc.	26,680	1,852,926
	Hyatt Hotels Corp., Class A (a)	49,214	3,040,933
	Norwegian Cruise Line Holdings, Ltd. (a)	19,756	1,067,812
	Royal Caribbean Cruises, Ltd.	65,182	7,726,674
	Six Flags Entertainment Corp.	12,672	772,232
	Wyndham Worldwide Corp.	57,580	6,069,508
	Wynn Resorts, Ltd.	46,431	6,914,504
	Yum China Holdings, Inc. (a)	50,417	2,015,167
			42,279,735
	Household Durables 1.7%
	NVR, Inc. (a)	2,242	6,400,910
	PulteGroup, Inc.	232,302	6,348,813
	Toll Brothers, Inc.	73,974	3,067,702
			15,817,425
	Household Products 0.0% ‡
	Spectrum Brands Holdings, Inc.	2,468	261,411

	Independent Power & Renewable Electricity Producers 1.3%
	AES Corp.	439,236	4,840,381
	Calpine Corp. (a)	90,187	1,330,258
	NRG Energy, Inc.	243,047	6,219,573
	Vistra Energy Corp.	800	14,952
			12,405,164
	Insurance 6.7%
	American Financial Group, Inc.	27,164	2,810,116
	Assurant, Inc.	54,653	5,220,455
	Assured Guaranty, Ltd.	133,430	5,036,983
	Athene Holding, Ltd., Class A (a)	102,301	5,507,886
	Axis Capital Holdings, Ltd.	30,030	1,721,019
	CNA Financial Corp.	54,909	2,759,177
	Everest Re Group, Ltd.	13,050	2,980,490
	First American Financial Corp.	116,756	5,834,297
	FNF Group	139,794	6,634,623
	Lincoln National Corp.	100,929	7,416,263
	Principal Financial Group, Inc.	12,869	827,991
	Progressive Corp.	60,139	2,911,930
	Reinsurance Group of America, Inc.	9,324	1,300,978
	Unum Group	81,566	4,170,470
	Validus Holdings, Ltd.	31,516	1,550,902
	W.R. Berkley Corp.	1,837	122,601
	XL Group, Ltd.	152,806	6,028,197
			62,834,378
	Internet & Direct Marketing Retail 1.5%
	Expedia, Inc.	50,968	7,336,334
	Liberty Interactive Corp. QVC Group, Class A (a)	277,747	6,546,497
			13,882,831
	Internet Software & Services 2.0%
	Akamai Technologies, Inc. (a)	129,530	6,310,701
	IAC / InterActiveCorp (a)	49,705	5,844,314
	Twitter, Inc. (a)	77,878	1,313,802
	VeriSign, Inc. (a)	52,069	5,539,621
			19,008,438
	IT Services 3.4%
	Alliance Data Systems Corp.	29,142	6,456,410
	CoreLogic, Inc. (a)	119,088	5,504,247
	Euronet Worldwide, Inc. (a)	26,594	2,520,845
	Fidelity National Information Services, Inc.	17,764	1,658,980
	First Data Corp., Class A (a)	317,638	5,730,190
	Genpact, Ltd.	89,964	2,586,465
	Teradata Corp. (a)	175,698	5,936,835
	Total System Services, Inc.	5,852	383,306
	Vantiv, Inc., Class A (a)	14,229	1,002,718
			31,779,996
	Life Sciences Tools & Services 0.7%
	Charles River Laboratories International, Inc. (a)	54,302	5,865,702
	PerkinElmer, Inc.	5,990	413,130
	QIAGEN N.V.	5,011	157,847
	Waters Corp. (a)	2,215	397,637
			6,834,316
	Machinery 3.9%
	Allison Transmission Holdings, Inc.	78,684	2,953,011
¤	Cummins, Inc.	52,716	8,857,869
	Fortive Corp.	21,233	1,503,084
	Oshkosh Corp.	75,752	6,252,570
	Terex Corp.	136,245	6,133,750
	Timken Co.	96,078	4,664,587
	Trinity Industries, Inc.	191,815	6,118,898
			36,483,769
	Media 2.8%
	AMC Networks, Inc., Class A (a)	41,414	2,421,477
	Interpublic Group of Cos., Inc.	168,134	3,495,506
¤	Liberty SiriusXM Group (a)
	Class A	88,987	3,728,555
	Class C	105,556	4,419,630
	Lions Gate Entertainment Corp., Class A (a)	44,390	1,484,845
	Live Nation Entertainment, Inc. (a)	141,694	6,170,774
	Omnicom Group, Inc.	55,719	4,127,106
	Sirius XM Holdings, Inc.	88,883	490,634
			26,338,527
	Metals & Mining 2.2%
	Alcoa Corp.	25,219	1,175,710
	Freeport-McMoRan, Inc. (a)	534,121	7,499,059
	Newmont Mining Corp.	204,970	7,688,425
	Steel Dynamics, Inc.	114,460	3,945,436
			20,308,630
	Mortgage Real Estate Investment Trusts 0.2%
	Annaly Capital Management, Inc.	141,912	1,729,907
	Starwood Property Trust, Inc.	12,822	278,494
			2,008,401
	Multi-Utilities 3.6%
	Ameren Corp.	95,940	5,549,170
	CenterPoint Energy, Inc.	171,231	5,001,658
	CMS Energy Corp.	106,139	4,916,358
	Consolidated Edison, Inc.	94,468	7,621,678
	DTE Energy Co.	38,743	4,159,448
	Public Service Enterprise Group, Inc.	48,243	2,231,239
	Sempra Energy	1,440	164,347
	Vectren Corp.	527	34,661
	WEC Energy Group, Inc.	63,680	3,997,830
			33,676,389
	Multiline Retail 0.3%
	Nordstrom, Inc.	59,574	2,808,914

	Oil, Gas & Consumable Fuels 5.2%
	Andeavor	71,488	7,373,987
	CONSOL Energy, Inc. (a)	365,326	6,188,622
	Devon Energy Corp.	32,401	1,189,441
	HollyFrontier Corp.	187,984	6,761,785
¤	Marathon Petroleum Corp.	163,980	9,195,998
	Murphy Oil Corp.	14,667	389,556
	ONEOK, Inc.	121,835	6,750,877
	Southwestern Energy Co. (a)	304,429	1,860,061
	Williams Cos., Inc.	157,651	4,731,107
	World Fuel Services Corp.	121,968	4,135,935
			48,577,369
	Paper & Forest Products 0.0% ‡
	Domtar Corp.	8,709	377,883

	Personal Products 0.6%
	Nu Skin Enterprises, Inc., Class A	90,237	5,547,771

	Pharmaceuticals 0.6%
	Akorn, Inc. (a)	161,726	5,367,686
	Mylan N.V. (a)	15,181	476,228
			5,843,914
	Professional Services 1.4%
	ManpowerGroup, Inc.	53,878	6,347,906
	Robert Half International, Inc.	127,185	6,402,493
			12,750,399
	Real Estate Management & Development 0.6%
	Realogy Holdings Corp.	164,458	5,418,891

	Road & Rail 0.6%
	Ryder System, Inc.	69,407	5,868,362

	Semiconductors & Semiconductor Equipment 4.0%
	First Solar, Inc. (a)	114,616	5,258,582
	KLA-Tencor Corp.	14,929	1,582,474
¤	Lam Research Corp.	52,218	9,662,419
	Microsemi Corp. (a)	71,741	3,693,227
	ON Semiconductor Corp. (a)	356,497	6,584,499
	Qorvo, Inc. (a)	86,356	6,103,642
	Skyworks Solutions, Inc.	43,761	4,459,246
			37,344,089
	Software 3.8%
	CA, Inc.	194,293	6,485,501
	Cadence Design Systems, Inc. (a)	169,334	6,683,613
	Citrix Systems, Inc. (a)	20,589	1,581,647
	Dell Technologies, Inc., Class V (a)	27,977	2,160,104
	Fortinet, Inc. (a)	152,548	5,467,320
	Nuance Communications, Inc. (a)	50,181	788,845
	Red Hat, Inc. (a)	50,114	5,555,638
	Take-Two Interactive Software, Inc. (a)	65,724	6,718,965
			35,441,633
	Specialty Retail 2.0%
	Best Buy Co., Inc.	120,821	6,881,964
	Burlington Stores, Inc. (a)	31,546	3,011,381
	GameStop Corp., Class A	254,221	5,252,206
	Gap, Inc.	111,112	3,281,138
			18,426,689
	Technology Hardware, Storage & Peripherals 1.1%
	NetApp, Inc.	25,576	1,119,205
¤	Western Digital Corp.	98,252	8,488,973
	Xerox Corp.	31,279	1,041,278
			10,649,456
	Textiles, Apparel & Luxury Goods 1.9%
	Carter's, Inc.	30,280	2,990,150
	Coach, Inc.	119,317	4,806,089
	Michael Kors Holdings, Ltd. (a)	133,582	6,391,899
	PVH Corp.	3,165	398,980
	Ralph Lauren Corp.	35,864	3,166,432
			17,753,550
	Trading Companies & Distributors 0.7%
	United Rentals, Inc. (a)	45,082	6,254,677
	Total Common Stocks (Cost $798,831,322)		926,333,770

	Exchange-Traded Funds 1.7%
	SPDR S&P 500 ETF Trust	4,933	1,239,317
¤	SPDR S&P MidCap 400 ETF Trust	45,245	14,764,801
	Total Exchange-Traded Funds (Cost $13,102,527)		16,004,118

		Number of Rights
	Rights 0.0%‡
	Food & Staples Retailing 0.0% ‡
	Safeway Casa Ley CVR Expires 1/30/19 (a)(b)(c)(d)	24,754	25,123
	Safeway PDC LLC CVR Expires 1/30/18 (a)(c)	24,754	421
	Total Rights (Cost $26,331)		25,544
	Total Investments (Cost $811,960,180)	100.0%	942,363,432
	Other Assets, Less Liabilities	0.0 ‡	112,719
	Net Assets	100.0%	$942,476,151

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued securities was $25,123, which represented less than one-tenth of a percent of the Portfolio's net assets.
(c)	Illiquid security - As of September 30, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $25,544, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$926,333,770	$—	$—	$926,333,770
Exchange-Traded Funds	16,004,118	—	—	16,004,118
Rights (b)	—	421	25,123	25,544
Total Investments in Securities	$942,337,888	$421	$25,123	$942,363,432

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $25,123 is held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2017, a security with a market value of $1,208 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2017
Rights
Food & Staples Retailing	$26,331	$-	$-	$-	$-	$-	$-	$(1,208)	$25,123	$-

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.8% †
Equity Funds 63.8%
IQ 50 Percent Hedged FTSE Europe ETF (a)	912,041	$18,176,977
IQ 50 Percent Hedged FTSE International ETF (a)	1,566,023	32,541,958
IQ Chaikin U.S. Small Cap ETF	4,839	129,879
IQ Global Resources ETF (a)	543,696	14,674,355
MainStay Cushing MLP Premier Fund Class I	642,920	8,248,668
MainStay Emerging Markets Equity Fund Class I	3,630	38,039
MainStay Epoch Capital Growth Fund Class I (a)	883,509	10,929,010
MainStay Epoch Global Choice Fund Class I (a)	1,444,091	31,019,071
MainStay Epoch International Choice Fund Class I (a)	1,153,386	41,279,689
MainStay Epoch U.S. All Cap Fund Class I (a)	1,897,070	57,481,218
MainStay Epoch U.S. Equity Yield Fund Class I	818,356	13,232,821
MainStay International Opportunities Fund Class I (a)	5,146,032	49,247,529
MainStay MAP Equity Fund Class I (a)	1,339,145	59,163,428
MainStay U.S. Equity Opportunities Fund Class I (a)	5,981,168	63,280,753
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)(b)	5,505,690	49,657,070
MainStay VP Cornerstone Growth Portfolio Initial Class (b)	692,867	19,764,655
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,148,488	20,271,044
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	916,414	12,933,589
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	7,592,325	74,026,486
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,090,078	16,915,336
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,816,782	38,930,509
MainStay VP International Equity Portfolio Initial Class	388,229	6,451,019
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,507,486	58,666,171
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,490,418	51,825,410
MainStay VP S&P 500 Index Portfolio Initial Class	102,924	5,167,788
MainStay VP Small Cap Core Portfolio Initial Class	1,263,755	16,281,940
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,376,782	62,598,244
		832,932,656
Fixed Income Funds 33.0%
IQ Enhanced Core Bond U.S. ETF	755	14,896
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,935,805	58,950,964
IQ S&P High Yield Low Volatility Bond ETF (a)	221,678	5,646,139
MainStay Short Duration High Yield Fund Class I	2,624,486	26,192,366
MainStay Total Return Bond Fund Class I	2,105,819	22,426,973
MainStay VP Bond Portfolio Initial Class (a)	11,053,580	162,949,014
MainStay VP Convertible Portfolio Initial Class (a)	1,731,597	22,973,135
MainStay VP Floating Rate Portfolio Initial Class (a)	7,221,426	65,710,655
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,985,497	21,014,479
MainStay VP Indexed Bond Portfolio Initial Class	1,946	19,688
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,162,921	9,987,039
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,443,828	34,895,108
		430,780,456
Total Affiliated Investment Companies (Cost $1,172,817,300)		1,263,713,112

	Principal Amount
Short-Term Investment 3.2%
Repurchase Agreement 3.2%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $42,392,586 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 7/31/23, with a Principal Amount of $45,045,000 and a Market Value of $43,243,560)	$42,392,162	42,392,162
Total Short-Term Investment (Cost $42,392,162)		42,392,162
Total Investments (Cost $1,215,209,462)	100.0%	1,306,105,274
Other Assets, Less Liabilities	(0.0)‡	(456,689)
Net Assets	100.0%	$1,305,648,585

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$832,932,656	$—	$—	$832,932,656
Fixed Income Funds	430,780,456	—	—	430,780,456
Short-Term Investment
Repurchase Agreement	—	42,392,162	—	42,392,162
Total Investments in Securities	$1,263,713,112	$42,392,162	$—	$1,306,105,274

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.8% †
Equity Funds 81.7%
IQ 50 Percent Hedged FTSE Europe ETF (a)	1,543,326	$30,758,487
IQ 50 Percent Hedged FTSE International ETF (a)	2,686,383	55,823,039
IQ Chaikin U.S. Small Cap ETF (a)	610,034	16,373,313
IQ Global Resources ETF (a)	1,256,665	33,917,388
MainStay Cushing MLP Premier Fund Class I	997,846	12,802,367
MainStay Emerging Markets Equity Fund Class I	8,195	85,883
MainStay Epoch Capital Growth Fund Class I (a)	1,484,189	18,359,416
MainStay Epoch Global Choice Fund Class I (a)	2,438,050	52,369,321
MainStay Epoch International Choice Fund Class I (a)	2,986,088	106,872,094
MainStay Epoch U.S. All Cap Fund Class I (a)	3,949,540	119,671,062
MainStay Epoch U.S. Equity Yield Fund Class I	1,430,758	23,135,358
MainStay International Opportunities Fund Class I (a)	13,050,123	124,889,673
MainStay MAP Equity Fund Class I (a)	2,789,683	123,248,179
MainStay U.S. Equity Opportunities Fund Class I (a)	13,363,172	141,382,364
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)(b)	4,617,123	41,642,885
MainStay VP Cornerstone Growth Portfolio Initial Class (a)(b)	1,299,760	37,076,825
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	6,357,777	59,985,793
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,500,350	63,514,612
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	15,445,053	150,591,956
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	2,310,629	35,855,300
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	8,084,313	111,732,622
MainStay VP International Equity Portfolio Initial Class (a)	1,677,614	27,876,156
MainStay VP Large Cap Growth Portfolio Initial Class (a)	5,194,501	121,532,673
MainStay VP Mid Cap Core Portfolio Initial Class (a)	8,730,163	129,624,660
MainStay VP S&P 500 Index Portfolio Initial Class	155,216	7,793,345
MainStay VP Small Cap Core Portfolio Initial Class (a)	6,081,483	78,352,494
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	9,658,429	138,138,169
		1,863,405,434
Fixed Income Funds 15.1%
IQ Enhanced Core Plus Bond U.S. ETF	410,082	8,234,446
IQ S&P High Yield Low Volatility Bond ETF (a)	595,873	15,176,885
MainStay Short Duration High Yield Fund Class I (a)	4,549,396	45,402,977
MainStay Total Return Bond Fund Class I	336,148	3,579,981
MainStay VP Bond Portfolio Initial Class	557,498	8,218,494
MainStay VP Convertible Portfolio Initial Class (a)	2,999,867	39,799,298
MainStay VP Floating Rate Portfolio Initial Class (a)	12,832,063	116,764,086
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,683,160	28,398,526
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,173,118	18,662,508
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	5,966,597	60,457,435
		344,694,636
Total Affiliated Investment Companies (Cost $2,014,038,882)		2,208,100,070

	Principal Amount
Short-Term Investment 3.2%
Repurchase Agreement 3.2%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $72,375,945 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 7/31/23, with a Principal Amount of $76,900,000 and a Market Value of $73,824,615)	$72,375,221	72,375,221
Total Short-Term Investment (Cost $72,375,221)		72,375,221
Total Investments (Cost $2,086,414,103)	100.0%	2,280,475,291
Other Assets, Less Liabilities	(0.0)‡	(598,961)
Net Assets	100.0%	$2,279,876,330

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,863,405,434	$—	$—	$1,863,405,434
Fixed Income Funds	344,694,636	—	—	344,694,636
Short-Term Investment
Repurchase Agreement	—	72,375,221	—	72,375,221
Total Investments in Securities	$2,208,100,070	$72,375,221	$—	$2,280,475,291

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 130.6% †
	Asset-Backed Securities 2.6%
	Other ABS 2.6%
	Bayview Opportunity Master Fund IVB Trust Series 2016-RN4, Class A1 3.475%, due 10/28/31 (a)(b)		$108,578	$108,963
	CIFC Funding, Ltd. Series 2012-2A, Class A1R 2.568% (3-month USD-LIBOR-BBA + 1.35%), due 12/5/24 (a)(c)		2,271,293	2,273,562
	Fortress Credit Investments IV, Ltd. Series 2015-4A, Class A 2.408% (3-month USD-LIBOR-BBA + 1.25%), due 7/17/23 (a)(c)		232,101	232,109
	Malin CLO B.V. Series 2007-1A, Class A1 0.00% (3-month EURIBOR + 0.195%), due 5/7/23 (a)(c)	EUR	99,441	117,494
	Navient Student Loan Trust Series 2016-7A, Class A 2.384% (1-month USD-LIBOR-BBA + 1.15%), due 3/25/66 (a)(c)		$542,604	549,151
	OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (a)		213,985	214,229
	RASC Trust (c)
	Series 2006-KS6, Class A4 1.484% (1-month USD-LIBOR-BBA + 0.25%), due 8/25/36		600,000	593,206
	Series 2005-KS8, Class M4 1.824% (1-month USD-LIBOR-BBA + 0.59%), due 8/25/35		600,000	602,440
	SLM Student Loan Trust
	Series 2004-2, Class A5 0.00% (3-month EURIBOR + 0.18%), due 1/25/24 (c)	EUR	369,215	434,674
	Series 2003-5, Class A5, Series Reg S 0.00% (3-month EURIBOR + 0.27%), due 6/17/24 (c)		93,495	109,948
	Series 2013-B, Class A2A 1.85%, due 6/17/30 (a)		$389,643	389,793
	Symphony CLO VIII , Ltd. Series 2012-8A, Class AR 2.255% (3-month USD-LIBOR-BBA + 1.10%), due 1/9/23 (a)(c)		445,507	446,238
	US Residential Opportunity Fund II Trust Series 2016-3II, Class A 3.598%, due 10/27/36 (a)(b)		192,568	193,207
	Vericrest Opportunity Loan Trust (a)(b)
	Series 2017-NPL2, Class A1 3.50%, due 3/25/47		90,464	91,132
	Series 2015-NPL8, Class A1 3.50%, due 6/26/45		1,052,113	1,054,035
	Series 2014-NP11, Class A1 3.875%, due 4/25/55		57,269	57,289
	Series 2015-NP14, Class A1 4.375%, due 11/27/45		183,751	184,377
	Vibrant CLO II, Ltd. Series 2013-2A, Class A1BR 2.213% (3-month USD-LIBOR-BBA + 0.90%), due 7/24/24 (a)(c)		800,000	799,994
				8,451,841
	Total Asset-Backed Securities (Cost $8,360,656)			8,451,841

	Corporate Bonds 7.0%
	Agriculture 0.2%
	BAT Capital Corp. 1.905%, due 8/14/20 (a)(c)		500,000	500,898

	Auto Manufacturers 0.1%
	American Honda Finance Corp. 1.669%, due 11/5/21 (c)		300,000	300,564

	Banks 2.6%
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		300,000	311,386
	Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,466,578
	Goldman Sachs Group, Inc. 2.52% (3-month USD-LIBOR-BBA + 1.20%), due 9/15/20 (c)		1,300,000	1,324,616
	ING Bank N.V. 2.625%, due 12/5/22 (a)		400,000	404,865
	Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (a)		400,000	446,190
	Macquarie Bank, Ltd. 1.685%, due 4/4/19 (a)(c)		600,000	599,952
	Nykredit Realkredit A/S
	2.00%, due 10/1/17	DKK	3,600,000	571,494
	Series Reg S 2.50%, due 10/1/47		1,969,781	323,956
	Realkredit Danmark A/S
	1.00%, due 4/1/18		500,000	79,959
	2.50%, due 10/1/47		1,744,870	286,620
	Royal Bank of Scotland PLC Series Reg S 6.934%, due 4/9/18	EUR	400,000	489,368
	Santander Holdings Usa, Inc. 2.767% (3-month USD-LIBOR-BBA + 1.45%), due 11/24/17 (c)		$100,000	100,198
	Toronto-Dominion Bank 2.25%, due 3/15/21 (a)		600,000	600,321
	UBS A.G. (a)(c)
	1.637% (3-month USD-LIBOR-BBA + 0.32%), due 12/7/18 (d)		800,000	801,182
	1.897% (3-month USD-LIBOR-BBA + 0.58%), due 6/8/20		800,000	803,000
				8,609,685
	Diversified Financial Services 1.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	106,419
¤	Ally Financial, Inc. 3.60%, due 5/21/18		3,900,000	3,930,030
	Bear Stearns Cos. LLC 7.25%, due 2/1/18		700,000	713,040
	BRFkredit A/S
	2.00%, due 10/1/17	DKK	1,600,000	254,142
	2.50%, due 10/1/47		78,468	12,905
	4.00%, due 1/1/18		900,000	144,486
	International Lease Finance Corp. 6.25%, due 5/15/19		$100,000	106,289
	Navient Corp. 5.50%, due 1/15/19		300,000	310,014
	Nordea Kredit Realkreditaktieselskab
	1.00%, due 10/1/17	DKK	1,200,000	190,488
	2.00%, due 10/1/17		2,600,000	412,745
	2.50%, due 10/1/47		256,068	42,154
	Synchrony Financial 2.711% (3-month USD-LIBOR-BBA + 1.40%), due 11/9/17 (c)		$100,000	100,104
				6,322,816
	Home Builders 0.3%
	D.R. Horton, Inc. 4.00%, due 2/15/20		900,000	932,057

	Machinery - Diversified 0.4%
	John Deere Capital Corp. 1.613%, due 6/22/20 (c)		1,100,000	1,101,804

	Oil & Gas 0.4%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (c)	GBP	200,000	270,214
	Petrobras Global Finance B.V.
	5.999%, due 1/27/28 (a)(d)		$116,000	115,913
	6.125%, due 1/17/22		600,000	645,000
	6.625%, due 1/16/34	GBP	100,000	137,562
	8.375%, due 12/10/18		$100,000	106,573
				1,275,262
	Pipelines 0.5%
	Enbridge, Inc. 2.02% (3-month USD-LIBOR-BBA + 0.70%), due 6/15/20 (c)		900,000	907,304
	Spectra Energy Partners, L.P. 2.016% (3-month USD-LIBOR-BBA + 0.70%), due 6/5/20 (c)		800,000	806,543
				1,713,847
	Real Estate Investment Trusts 0.2%
	Unibail-Rodamco SE Series Reg S 2.074%, due 4/16/19 (c)		700,000	703,914

	Software 0.0% ‡
	VMware, Inc. 2.95%, due 8/21/22		100,000	100,597

	Telecommunications 0.4%
	AT&T, Inc.
	2.254% (3-month USD-LIBOR-BBA + 0.95%), due 7/15/21 (c)		1,000,000	1,012,595
	5.15%, due 2/14/50		300,000	301,461
	5.30%, due 8/14/58		100,000	101,086
				1,415,142
	Total Corporate Bonds (Cost $22,648,811)			22,976,586

	Foreign Government Bonds 5.9%
	Argentina 0.4%
	Argentina POM Politica Monetaria 26.25%, due 6/21/20 (c)	ARS	6,200,000	381,255
	Argentine Republic Government International Bond 6.875%, due 1/26/27		$900,000	972,450
				1,353,705
	Australia 0.2%
	Australia Government Bond Series Reg S 3.00%, due 9/20/25 (d)	AUD	600,000	651,488

	Canada 0.3%
	Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	890,856	953,971

	Italy 0.2%
	Italy Buoni Poliennali Del Tesoro
	Series Reg S 0.10%, due 5/15/22 (a)	EUR	305,910	366,762
	Series Reg S 1.65%, due 4/23/20		200,212	250,110
				616,872
	Japan 1.1%
	Development Bank of Japan 2.125%, due 9/1/22 (a)(d)		$300,000	296,982
	Japan Bank for International Cooperation 2.375%, due 7/21/22		200,000	200,797
¤	Japanese Government CPI Linked Bond
	0.10%, due 3/10/27	JPY	280,935,200	2,605,251
	0.10%, due 3/10/24		41,080,000	377,670
				3,480,700
	Mexico 0.5%
	Mexican Bonos de Proteccion al Ahorro 7.16%, due 1/4/18 (e)	MXN	32,600,000	1,821,581

	New Zealand 0.8%
	New Zealand Government Bond
	Series Reg S 2.00%, due 9/20/25	NZD	1,900,000	1,470,234
	Series Reg S 2.50%, due 9/20/35		800,000	622,143
	Series Reg S 3.00%, due 9/20/30		500,000	422,141
				2,514,518
	Peru 0.2%
	Peru Government Bond Series Reg S 6.15%, due 8/12/32 (a)	PEN	2,600,000	838,636

	Spain 0.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	619,895

	United Kingdom 2.0%
¤	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/26	GBP	3,064,434	4,812,220
	Series Reg S 0.125%, due 3/22/46		565,260	1,184,604
	Series Reg S 0.125%, due 11/22/56		110,230	272,138
	Series Reg S 0.125%, due 11/22/65		80,680	233,714
				6,502,676
	Total Foreign Government Bonds (Cost $20,178,492)			19,354,042

	Loan Assignments 0.1% (f)
	Oil & Gas 0.1%
	Petroleo Global Trading Term Loan TBD, due 2/19/20		$200,000	196,000

	Total Loan Assignments (Cost $193,300)			196,000

	Mortgage-Backed Securities 3.0%
	Agency Collateral (Collateralized Mortgage Obligation) 0.2%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 1.684%, due 9/15/42 (c)		811,993	813,176

	Whole Loan (Collateralized Mortgage Obligations) 2.8%
	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (a)(e)		1,941,027	1,991,992
	Eurosail-UK PLC (c)
	Series 2007-3X, Class A3A, Reg S 1.24% (3-month GBP-LIBOR-BBA + 0.95%), due 6/13/45	GBP	269,335	355,383
	Series 2007-3A, Class A3C 1.24% (3-month GBP-LIBOR-BBA + 0.95%), due 6/13/45 (a)		71,814	94,757
	Series 2007-3X, Class A3C, Reg S 1.252% (3-month GBP-LIBOR-BBA + 0.95%), due 6/13/45		71,814	94,757
	IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 1A1A 1.514% (1-month USD-LIBOR-BBA + 0.28%), due 7/25/35 (c)		$1,520,570	1,324,734
	Marche Mutui Srl Series 6, Class A1, Reg S 1.921% (3-month EURIBOR + 2.25%), due 1/27/64 (c)	EUR	27,782	32,914
	Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 3.495%, due 7/25/35 (g)		$400,116	345,414
¤	Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 0.535% (3-month GBP-LIBOR-BBA + 0.24%), due 1/15/39 (c)	GBP	2,349,545	3,023,401
	Trinity Square PLC Series 2015-1A, Class A 1.445% (3-month GBP-LIBOR-BBA + 1.15%), due 7/15/51 (a)(c)		908,818	1,228,074
	Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1, Class A2A 1.394% (1-month USD-LIBOR-BBA + 0.16%), due 2/25/37 (c)		$960,799	780,134
				9,271,560
	Total Mortgage-Backed Securities (Cost $10,277,492)			10,084,736

	Municipal Bonds 0.1%
	Texas 0.1%
	South Carolina Student Loan Corp. Series A-3 1.456%, due 12/1/23 (c)		203,075	202,978

	Total Municipal Bonds (Cost $202,870)			202,978

	U.S. Government & Federal Agencies 111.9%
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.8%
	2.03% (12-month Monthly Treasury Average Index + 1.20%), due 6/1/43 (c)(h)		450,584	458,111
	3.229% (1-year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (c)(h)		598,416	634,968
	3.50%, due 6/30/44 TBA (i)		10,600,000	10,888,394
	4.304% (11th District Cost of Funds Index + 1.926%), due 12/1/36 (c)(h)		581,324	615,398
				12,596,871

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	Series 2017-H10, Class FB 2.55%, due 4/20/67 (c)		399,275	412,019

	United States Treasury Bonds 0.9%
	3.00%, due 5/15/47		2,830,000	2,912,026

¤	United States Treasury Notes 6.3%
	1.875%, due 2/28/22		7,700,000	7,702,406
	1.875%, due 7/31/22 (j)		3,300,000	3,292,781
	2.125%, due 7/31/24		5,600,000	5,591,907
	2.25%, due 8/15/27 (j)		1,500,000	1,489,805
	2.75%, due 2/15/24		2,700,000	2,804,203
				20,881,102
¤	United States Treasury Inflation - Indexed Bond 39.4% (h)
	0.375%, due 7/15/25		7,070,913	7,071,779
	0.625%, due 2/15/43		1,852,613	1,731,154
	0.75%, due 2/15/42		3,065,852	2,961,903
	0.75%, due 2/15/45		2,806,758	2,676,880
	0.875%, due 2/15/47		3,508,717	3,457,722
	1.00%, due 2/15/46		5,134,606	5,209,007
	1.375%, due 7/15/18 (j)		340,557	346,056
	1.375%, due 2/15/44		15,513,522	17,115,937
	1.75%, due 1/15/28		14,115,238	15,801,540
	2.00%, due 1/15/26		8,152,444	9,168,461
	2.125%, due 2/15/40		2,910,679	3,662,649
	2.125%, due 2/15/41		1,576,126	1,994,143
	2.375%, due 1/15/25		28,206,678	32,223,994
	2.375%, due 1/15/27 (j)		946,811	1,106,857
	2.50%, due 1/15/29		13,066,234	15,772,995
	3.625%, due 4/15/28		4,631,279	6,061,832
	3.875%, due 4/15/29		2,382,496	3,240,762
				129,603,671
¤	United States Treasury Inflation - Indexed Notes 61.4% (h)
	0.125%, due 4/15/18		1,102,388	1,102,818
	0.125%, due 4/15/19		2,287,871	2,296,387
	0.125%, due 4/15/20		25,265,143	25,389,075
	0.125%, due 4/15/21		27,137,435	27,222,240
	0.125%, due 1/15/22		2,671,429	2,679,796
	0.125%, due 4/15/22		603,936	603,895
	0.125%, due 7/15/22		19,662,854	19,757,151
	0.125%, due 1/15/23		28,320,690	28,249,286
	0.125%, due 7/15/24		16,752,775	16,584,147
	0.125%, due 7/15/26 (j)		2,583,737	2,512,446
	0.25%, due 1/15/25		8,288,750	8,206,528
	0.375%, due 7/15/23		18,860,968	19,107,364
	0.375%, due 1/15/27		101,338	100,116
	0.375%, due 7/15/27		2,201,562	2,180,467
	0.625%, due 1/15/24		12,264,213	12,523,277
	0.625%, due 1/15/26		16,328,987	16,549,790
	1.25%, due 7/15/20		1,234,706	1,286,696
	1.375%, due 1/15/20		4,528,000	4,690,255
	1.625%, due 1/15/18 (j)		350,544	352,822
	1.875%, due 7/15/19		10,318,230	10,748,984
				202,143,540
	Total U.S. Government & Federal Agencies (Cost $372,847,282)			368,549,229
	Total Long-Term Bonds (Cost $434,708,903)			429,815,412

	Short-Term Investments 67.1%
	Foreign Government Bonds 6.9%
	Argentina Treasury Bills
	(zero coupon), due 10/13/17		300,000	299,750
	(zero coupon), due 11/24/17		100,000	99,577
	(zero coupon), due 12/15/17		200,000	198,803
	(zero coupon), due 9/28/18		200,000	193,404
¤	Brazil Letras do Tesouro Nacional
	(zero coupon), due 1/1/18	BRL	8,900,000	2,761,235
	(zero coupon), due 7/1/18		38,720,000	11,623,958
¤	Japan Treasury Discount Bills (zero coupon), due 11/6/17	JPY	860,000,000	7,643,671
	Total Foreign Government Bonds (Cost $22,769,512)			22,820,398

	Repurchase Agreements 58.1%
	BNP Paribas Securities Corp. 1.05%, dated 9/29/17 due 10/5/17 Proceeds at Maturity $65,011,375 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 8/15/24, with a Principal Amount of $65,157,500 and a Market Value of $66,087,776)		65,000,000	65,000,000
	Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $1,547,700 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $1,560,000 and a Market Value of $1,582,469)		1,547,684	1,547,684
	Merrill Lynch Pierce Fenner & Smith 1.10%, dated 9/29/17 due 10/4/17 Proceeds at Maturity $65,009,931 (Collateralized by a United States Treasury Bond with a rate of 3.125% and a maturity date of 8/15/44, with a Principal Amount of $62,696,000 and a Market Value of $66,158,975)		65,000,000	65,000,000
	Societe Generale S.A. 1.04%, dated 9/29/17 due 10/3/17 Proceeds at Maturity $60,006,933 (Collateralized by a United States Treasury Inflation Protected Note with a rate of 0.125% and a maturity date of 4/15/19, with a Principal Amount of $60,910,091 and a Market Value of $61,149,290)		60,000,000	60,000,000
	Total Repurchase Agreements (Cost $191,547,684)			191,547,684

	Short Term Instruments 1.9%
	Barclays Bank PLC
	1.781%, due 3/16/18 (e)		900,000	900,855
	1.827%, due 5/17/18 (a)(e)		900,000	900,378
	1.94%, due 9/4/18 (a)(d)		1,200,000	1,200,900
	Norinchukin Bank 2.019%, due 10/12/17 (e)		2,500,000	2,500,000
	Sumitomo Mitsui Trust Bank, Ltd. 2.012%, due 10/6/17 (e)		700,000	700,000
	Total Short Term Instruments (Cost $6,200,000)			6,202,133

	U.S. Governments 0.2%
	United States Treasury Bills (k)
	1.022%, due 1/4/18 (j)		$515,000	513,610
	1.064%, due 1/18/18 (j)		253,000	252,233
	1.07%, due 1/18/18		103,000	102,688
	Total U.S. Governments (Cost $868,506)			868,531
	Total Short-Term Investments (Cost $221,385,702)			221,438,746
	Total Investments Excluding Purchased Options (Cost $656,094,605)		197.7%	651,254,158
	Total Purchased Options (Cost $16,796)		— %‡	9,563
	Total Investments, Before Investments Sold Short (Cost $656,111,401)		197.7%	651,263,721

	Investments Sold Short (8.8%)
	Reverse Repurchase Agreements (8.8%)
	Credit Agricole Corp. (1.27%), dated 9/29/17 due 10/26/17 Proceeds at Maturity $(28,953,427) (Collateralized by a United States Treasury Inflation Protected Bond with a rate of 2.375% and a maturity date of 1/15/25 with a Principal Amount of $(25,068,191) and a Market Value of $(28,653,688))		(28,925,875)	(28,925,875)
	Total Reverse Repurchase Agreements (Cost $28,925,875)			(28,925,875)
	Total Investments Sold Short (Cost $28,925,875)			(28,925,875)
	Total Investments (Cost $627,185,526)		188.9%	622,337,846
	Other Assets, Less Liabilities		(88.9)	(292,941,882)
	Net Assets		100.0%	$329,395,964

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2017.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(d)	Illiquid security - As of September 30, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $3,066,465, which represented 0.9% of the Portfolio's net assets.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2017.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2017.
(h)	Delayed delivery security.
(i)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2017, the total net market value of these securities was $10,888,394, which represented 3.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(j)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(k)	Interest rate shown represents yield to maturity.

As of September 30, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Settlement Date	Counterparty		Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	10/3/17	Credit Suisse International	BRL	2,029,473	$636,857	$3,931
Brazilian Real vs. U.S. Dollar	11/3/17	JPMorgan Chase Bank N.A.		2,029,473	644,728	(6,719)
Brazilian Real vs. U.S. Dollar	7/3/18	JPMorgan Chase Bank N.A.		5,200,000	1,610,156	(22,855)
Mexican Peso vs. U.S. Dollar	12/15/17	JPMorgan Chase Bank N.A.	MXN	1,845,000	102,712	(2,569)
Indian Rupee vs. U.S. Dollar	12/4/17	Credit Suisse International	INR	76,023,690	1,160,386	(4,835)
Russian Ruble vs. U.S. Dollar	12/8/17	JPMorgan Chase Bank N.A.	RUB	47,802,570	825,428	(4,271)
Pound Sterling vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	GBP	8,647,000	11,577,897	9,077
Brazilian Real vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	BRL	38,629,473	12,189,369	7,551
Argentine Peso vs. U.S. Dollar	12/12/17	JPMorgan Chase Bank N.A.	ARS	6,181,500	341,878	2,016

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Brazilian Real vs. U.S. Dollar	10/3/17	Credit Suisse International	BRL	2,029,473	$640,617	$(172)
Brazilian Real vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.		38,629,473	11,499,649	(697,270)
Brazilian Real vs. U.S. Dollar	11/3/17	Bank of America N.A.		567,025	178,000	(257)
Brazilian Real vs. U.S. Dollar	1/3/18	JPMorgan Chase Bank N.A.		14,100,000	3,836,640	(561,295)
Brazilian Real vs. U.S. Dollar	7/3/18	JPMorgan Chase Bank N.A.		36,420,000	11,073,110	(44,106)
Danish Krone vs. U.S. Dollar	10/2/17	JPMorgan Chase Bank N.A.	DKK	7,969,000	1,221,493	(44,181)
Danish Krone vs. U.S. Dollar	1/2/18	Bank of America N.A.		936,000	142,632	(6,854)
Danish Krone vs. U.S. Dollar	1/2/18	Credit Suisse International		2,340,000	373,594	(122)
Danish Krone vs. U.S. Dollar	4/3/18	Bank of America N.A.		505,000	77,440	(3,681)
Euro vs. U.S. Dollar	10/3/17	Bank of America N.A.	EUR	2,108,000	2,514,812	23,366
Indian Rupee vs. U.S. Dollar	12/4/17	Bank of America N.A.	INR	14,970,240	230,000	2,454
Japanese Yen vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	JPY	316,100,000	2,870,642	61,489
Danish Krone vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	DKK	1,843,000	280,387	(12,327)
Japanese Yen vs. U.S. Dollar	11/6/17	JPMorgan Chase Bank N.A.	JPY	860,000,000	7,800,965	146,628
Indian Rupee vs. U.S. Dollar	12/4/17	JPMorgan Chase Bank N.A.	INR	18,275,075	277,000	(779)
New Zealand Dollar vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	NZD	3,479,000	2,487,982	(24,900)
Mexican Peso vs. U.S. Dollar	12/15/17	Bank of America N.A.	MXN	34,176,219	1,882,469	27,443
Danish Krone vs. U.S. Dollar	10/2/17	Bank of America N.A.	DKK	4,737,700	720,716	(31,748)
Canadian Dollar vs. U.S. Dollar	10/3/17	Bank of America N.A.	CAD	2,280,000	1,826,919	(385)
Pound Sterling vs. U.S. Dollar	11/2/17	JPMorgan Chase Bank N.A.	GBP	8,811,000	11,809,274	(8,978)
South Korean Won vs. U.S. Dollar	12/4/17	Credit Suisse International	KRW	810,612,000	712,000	3,750
Russian Ruble vs. U.S. Dollar	10/20/17	Credit Suisse International	RUB	47,544,000	814,668	(8,854)
South Korean Won vs. U.S. Dollar	12/4/17	JPMorgan Chase Bank N.A.	KRW	128,616,600	113,000	626
Pound Sterling vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	GBP	8,647,000	11,341,541	(245,432)
Brazilian Real vs. U.S. Dollar	7/3/18	Bank of America N.A.	BRL	2,300,000	678,266	(23,810)
Australian Dollar vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.	AUD	2,788,000	2,208,491	21,583
Argentine Peso vs. U.S. Dollar	2/14/18	JPMorgan Chase Bank N.A.	ARS	2,047,680	108,000	(2,008)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,448,494)

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(66)	December 2017	$(13,200,000)	$(14,236,406)	$37,574
5-Year United States Treasury Note	(101)	December 2017	(10,100,000)	(11,867,500)	66,623
10-Year Japan Government Bond	(3)	December 2017	(300,000,000)	(4,008,443)	19,053
10-Year United States Treasury Note	(23)	December 2017	(2,300,000)	(2,882,188)	10,766
Euro BOBL	(6)	December 2017	(600,000)	(930,250)	2,877
Euro Bund	(1)	December 2017	(100,000)	(190,298)	1,914
UK Long Gilt	(50)	December 2017	(5,000,000)	(8,299,956)	207,646
United States Treasury Long Bond	(56)	December 2017	(5,600,000)	(8,557,500)	136,873
United States Treasury Ultra Bond	28	December 2017	2,800,000	4,623,500	(70,914)
				$(46,349,041)	$412,412

1. As of September 30, 2017, cash in the amount of $528,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

Purchased Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
Put-IMM Euro Future	Morgan Stanley & Co., LLC	$98.25	03/19/2018	$425,000	$16,796	$9,563

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Call	JPMorgan Chase Bank N.A.	$234.781	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]	05/16/2024	$(300,000)	$(2,085)	$(84)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Put	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	(35,068)	(6,644)
						(37,153)	(6,728)

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
Call-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$127.50	11/24/2017	$(29,000)	$(17,638)	$(4,984)
Call-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	127.00	10/27/2017	(27,000)	(7,562)	(2,531)
Call-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	128.00	10/27/2017	(14,000)	(7,197)	(656)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.41	10/05/2017	(1,000,000)	(2,266)	(306)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.72	10/05/2017	(2,000,000)	(3,906)	(116)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.61	10/05/2017	(1,000,000)	(2,422)	(92)
Call-IMM Euro Future	Morgan Stanley & Co., LLC	98.75	03/19/2018	(425,000)	(19,373)	(3,187)
					(60,364)	(11,872)

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
Put-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$126.00	10/27/2017	$(28,000)	$(9,157)	$(26,688)
Put-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	125.00	10/27/2017	(53,000)	(10,726)	(20,703)
Put-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	125.50	10/27/2017	(14,000)	(4,577)	(8,969)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	102.72	10/05/2017	(2,000,000)	(4,531)	(534)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	102.61	10/05/2017	(1,000,000)	(2,656)	(193)
Put-United States Treasury Bond	Morgan Stanley & Co., LLC	151.00	10/27/2017	(11,000)	(6,503)	(6,016)
					(38,150)	(63,103)

Swap Contracts

As of September 30, 2017, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$2,500,000	USD	6/15/2018	3-Month USD-LIBOR	Fixed 1.25%	Semi-Annually	$413	$(4,166)	$(3,753)
$16,200,000	USD	6/21/2019	Fixed 1.25%	1 Month LIBOR BBA	Quarterly	(83,198)	120,506	37,308
$28,900,000	CAD	9/17/2019	3-Month CDOR	Fixed 1.75%	Semi-Annually	39,123	(67,895)	(28,772)
$2,600,000	CAD	12/13/2019	3-Month CDOR	Fixed 1.45%	Semi-Annually	22,113	(20,748)	1,365
$2,100,000	USD	12/20/2019	Fixed 2.00%	1 Month LIBOR BBA	Quarterly	14,625	(8,197)	6,428
$18,400,000	MXN	7/7/2021	MXN TIIE	Fixed 5.61%	Monthly	40,489	(40,833)	(344)
$7,200,000	MXN	11/10/2021	MXN TIIE	Fixed 7.03%	Monthly	537	3,412	3,949
$2,200,000	MXN	11/17/2021	MXN TIIE	Fixed 7.388%	Monthly	—	2,634	2,634
$7,700,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	Semi-Annually	(15,516)	89,644	74,128
$900,000	USD	12/19/2023	3-Month USD-LIBOR	Fixed 2.50%	Semi-Annually	6,131	12,273	18,404
$14,900,000	MXN	6/5/2024	MXN TIIE	Fixed 7.20%	Monthly	(151)	13,408	13,257
$6,200,000	USD	7/27/2026	Fixed 2.00%	1 Month LIBOR BBA	Quarterly	(172,118)	135,069	(37,049)
$13,900,000	MXN	11/4/2026	MXN TIIE	Fixed 7.38%	Monthly	—	18,666	18,666
$13,000,000	USD	12/7/2026	Fixed 2.40%	3-Month USD-LIBOR	Quarterly	(80,986)	70,460	(10,526)
$6,700,000	MXN	12/17/2026	MXN TIIE	Fixed 8.035%	Monthly	1,607	25,955	27,562
$4,650,000	USD	12/21/2026	Fixed 1.75%	3-Month USD-LIBOR	Quarterly	108,267	194,583	302,850
$3,400,000	MXN	2/25/2027	MXN TIIE	Fixed 7.73%	Monthly	(4,837)	9,208	4,371
$50,000,000	JPY	3/20/2028	Fixed 0.30%	6-Month GBP-LIBOR	Semi-Annually	926	(493)	433
$3,300,000	GBP	3/21/2028	Fixed 1.50%	6-Month GBP-LIBOR	Semi-Annually	111,909	(2,735)	109,174
$840,000,000	JPY	3/20/2029	Fixed 0.45%	6-Month GBP-LIBOR	Semi-Annually	45,680	(68,213)	(22,533)
$6,400,000	MXN	11/28/2036	MXN TIIE	Fixed 8.31%	Monthly	(33,848)	37,291	3,443
$1,000,000	MXN	6/18/2037	MXN TIIE	Fixed 7.48%	Monthly	—	689	689
$6,100,000	JPY	12/21/2045	Fixed 1.50%	6-Month GBP-LIBOR	Semi-Annually	9,020	(8,695)	325
$3,300,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	Quarterly	198,493	45,319	243,812
$4,600,000	USD	12/21/2046	Fixed 2.25%	3-Month USD-LIBOR	Quarterly	359,805	277,317	637,122
$1,170,000	USD	12/15/2047	Fixed 2.00%	US Federal Fund Rate	Annually	(2,273)	45,138	42,865
$2,510,000	USD	12/20/2047	3-Month USD-LIBOR	Fixed 2.75%	Quarterly	(95,488)	115,663	20,175
$900,000	GBP	3/21/2048	Fixed 1.75%	6-Month GBP-LIBOR	Semi-Annually	20,595	(22,115)	(1,520)
$200,000	USD	12/19/2048	Fixed 2.75%	3-Month USD-LIBOR	Quarterly	(4,354)	(7,284)	(11,638)
						$486,964	$965,861	$1,452,825

As of September 30, 2017, the Portfolio held the following centrally cleared inflation swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$2,800,000	USD	4/27/2018	Fixed 1.71%	12-Month USD-CPI	Annually	$—	$(8,825)	$(8,825)
$2,800,000	USD	4/27/2019	12-Month USD-CPI	Fixed 1.935%	Annually	—	12,687	12,687
$1,300,000	USD	11/23/2020	Fixed 2.03%	12-Month USD-CPI	Annually	—	(3,275)	(3,275)
$1,300,000	USD	11/25/2020	Fixed 2.02%	12-Month USD-CPI	Annually	—	(3,094)	(3,094)
$760,000	EUR	12/15/2026	12-Month EUR-CPI	Fixed 1.39%	Annually	2,769	(2,959)	(190)
$800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.44%	Annually	—	(3,184)	(3,184)
$1,100,000	USD	7/25/2027	12-Month USD-CPI	Fixed 2.07%	Annually	—	(6,343)	(6,343)
$560,000	USD	9/20/2027	12-Month USD-CPI	Fixed 2.18%	Annually	—	1,211	1,211
$600,000	USD	9/25/2027	12-Month USD-CPI	Fixed 2.15%	Annually	—	(641)	(641)
$4,100,000	GBP	6/15/2030	UK RPI	Fixed 3.40%	Annually	(6,913)	94,143	87,230
$2,100,000	GBP	4/15/2031	UK RPI	Fixed 3.14%	Maturity	201,037	(162,376)	38,661
$2,690,000	GBP	10/15/2031	UK RPI	Fixed 3.53%	Maturity	3,536	45,121	48,657
$850,000	GBP	9/15/2032	UK RPI	Fixed 3.47%	Annually	188	(1,483)	(1,295)
$560,000	GBP	10/15/2046	Fixed 3.59%	UK RPI	Monthly	43,940	(39,561)	4,379
						$244,557	$(78,579)	$165,978

As of September 30, 2017, the Portfolio held the following OTC inflation swap agreements1:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	Annually	$—	$(452,755)	$(452,755)
							$—	$(452,755)	$(452,755)

As of September 30, 2017, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
CDX North American High Yield Series 28, 5 Year Index	6/20/2022	Buy	$3,930	5.00%	Quarterly	$266,429	$(301,607)	$(35,178)
CDX North American High Yield Series 29	12/20/2022	Buy	1,300	5.00%	Quarterly	96,070	(101,266)	(5,196)
						$362,499	$(402,873)	$(40,374)

As of September 30, 2017, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Federative Republic of Brazil	Credit Suisse International	6/20/2021	Sell	$1,700	1.00%	Quarterly	$91,141	$(21,317)	$69,824
Federative Republic of Brazil	Bank of America	6/20/2022	Sell	300	1.00%	Quarterly	17,960	(9,894)	8,066
							$109,101	$(31,211)	$77,890

1	As of September 30, 2017, cash in the amount of $3,718,152 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2017.

The following abbreviations are used in the preceding pages:

AUD	—Australian Dollar
ARS	—Argentine Peso
BBA	—British Bankers’ Association
BRL	—Brazilian Real
CAD	—Canadian Dollar
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London InterBank Offered Rate
MXN	—Mexican Peso
NZD	—New Zealand Dollar
RUB	—New Russian Ruble
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$8,451,841	$—	$8,451,841
Corporate Bonds	—	22,976,586	—	22,976,586
Foreign Government Bonds	—	19,354,042	—	19,354,042
Loan Assignments (b)	—	—	196,000	196,000
Mortgage-Backed Securities	—	10,084,736	—	10,084,736
Municipal Bonds	—	202,978	—	202,978
U.S. Government & Federal Agencies	—	368,549,229	—	368,549,229
Total Long-Term Bonds	—	429,619,412	196,000	429,815,412
Short-Term Investments
Foreign Government Bonds	—	22,820,398	—	22,820,398
Repurchase Agreement	—	191,547,684	—	191,547,684
Short Term Instruments	—	6,202,133	—	6,202,133
U.S. Governments	—	868,531	—	868,531
Total Short-Term Investments	—	221,438,746	—	221,438,746
Purchased Option	9,563	—	—	9,563
Total Investments in Securities	9,563	651,058,158	196,000	651,263,721
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	309,914	—	309,914
Futures Contracts (c)	483,326	—	—	483,326
Interest Rate Swap Contracts (c)	—	1,568,960	—	1,568,960
Inflation Swap Contracts (c)	—	192,825	—	192,825
Credit Default Swap Contracts (c)	—	77,890	—	77,890
Total Other Financial Instruments	483,326	2,149,589	—	2,632,915
Total Investments in Securities and Other Financial Instruments	$492,889	$653,207,747	$196,000	$653,896,636

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments Sold Short
Reverse Repurchase Agreement	—	(28,925,875)	—	(28,925,875)
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	(1,758,408)	—	(1,758,408)
Futures Contracts (c)	(70,914)	—	—	(70,914)
Written Options	(73,734)	(7,969)	—	(81,703)
Interest Rate Swap Contracts (c)	—	(116,135)	—	(116,135)
Inflation Swap Contracts (c)	—	(479,602)	—	(479,602)
Credit Default Swap Contracts (c)	—	(40,374)	—	(40,374)
Total Other Financial Instruments	$(144,648)	$(2,402,488)	$—	$(2,547,136)
Total Short-Term Investments Sold Short and Other Financial Instruments	$(144,648)	$(31,328,363)	$—	$(31,473,011)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $199,600 are held within the Loan Assignments section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, a security with a market value of $200 transferred from Level 2 to Level 1. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Loan Assignments
Oil & Gas	$-	$-	$-	$2,700	$193,300	$-	$-	$-	$196,000	$2,700

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 86.3% †
	Aerospace & Defense 2.2%
	Arconic, Inc.	29,429	$732,194
	Boeing Co.	42,131	10,710,122
	General Dynamics Corp.	21,133	4,344,522
	L3 Technologies, Inc.	5,852	1,102,692
	Lockheed Martin Corp.	19,012	5,899,234
	Northrop Grumman Corp.	13,228	3,805,960
	Raytheon Co.	22,009	4,106,439
	Rockwell Collins, Inc.	12,289	1,606,295
	Textron, Inc.	20,087	1,082,288
	TransDigm Group, Inc.	3,711	948,717
	United Technologies Corp.	56,329	6,538,670
			40,877,133
	Air Freight & Logistics 0.6%
	C.H. Robinson Worldwide, Inc.	10,722	815,944
	Expeditors International of Washington, Inc.	13,650	817,089
	FedEx Corp.	18,666	4,210,676
	United Parcel Service, Inc., Class B	52,127	6,259,932
			12,103,641
	Airlines 0.4%
	Alaska Air Group, Inc.	9,350	713,125
	American Airlines Group, Inc.	32,866	1,560,806
	Delta Air Lines, Inc.	50,509	2,435,544
	Southwest Airlines Co.	41,757	2,337,557
	United Continental Holdings, Inc. (a)	19,608	1,193,735
			8,240,767
	Auto Components 0.2%
	BorgWarner, Inc.	15,175	777,416
	Delphi Automotive PLC	20,328	2,000,275
	Goodyear Tire & Rubber Co.	19,117	635,640
			3,413,331
	Automobiles 0.4%
	Ford Motor Co.	296,780	3,552,457
	General Motors Co.	99,516	4,018,456
	Harley-Davidson, Inc.	12,945	624,078
			8,194,991
	Banks 5.6%
¤	Bank of America Corp.	744,021	18,853,492
	BB&T Corp.	61,301	2,877,469
	Citigroup, Inc.	206,596	15,027,793
	Citizens Financial Group, Inc.	37,965	1,437,735
	Comerica, Inc.	13,359	1,018,757
	Fifth Third Bancorp	55,903	1,564,166
	Huntington Bancshares, Inc.	81,524	1,138,075
¤	JPMorgan Chase & Co.	266,834	25,485,315
	KeyCorp	83,246	1,566,690
	M&T Bank Corp.	11,529	1,856,630
	People's United Financial, Inc.	26,000	471,640
	PNC Financial Services Group, Inc.	36,362	4,900,507
	Regions Financial Corp.	91,310	1,390,651
	SunTrust Banks, Inc.	36,392	2,175,150
	U.S. Bancorp	120,500	6,457,595
	Wells Fargo & Co.	338,763	18,682,779
	Zions Bancorp.	15,249	719,448
			105,623,892
	Beverages 1.7%
	Brown-Forman Corp., Class B	14,849	806,301
	Coca-Cola Co.	291,084	13,101,691
	Constellation Brands, Inc., Class A	13,010	2,594,844
	Dr. Pepper Snapple Group, Inc.	13,789	1,219,913
	Molson Coors Brewing Co., Class B	13,879	1,133,082
	Monster Beverage Corp. (a)	31,472	1,738,828
	PepsiCo., Inc.	108,396	12,078,566
			32,673,225
	Biotechnology 2.8%
	AbbVie, Inc.	120,755	10,730,289
	Alexion Pharmaceuticals, Inc. (a)	17,017	2,387,315
	Amgen, Inc.	55,368	10,323,364
	Biogen, Inc. (a)	16,043	5,023,384
	Celgene Corp. (a)	59,250	8,639,835
	Gilead Sciences, Inc.	99,023	8,022,844
	Incyte Corp. (a)	12,818	1,496,373
	Regeneron Pharmaceuticals, Inc. (a)	5,826	2,604,921
	Vertex Pharmaceuticals, Inc. (a)	19,131	2,908,677
			52,137,002
	Building Products 0.3%
	A.O. Smith Corp.	11,162	663,358
	Allegion PLC	7,160	619,125
	Fortune Brands Home & Security, Inc.	11,518	774,355
	Johnson Controls International PLC	70,701	2,848,543
	Masco Corp.	24,333	949,231
			5,854,612
	Capital Markets 2.6%
	Affiliated Managers Group, Inc.	4,246	806,018
	Ameriprise Financial, Inc.	11,378	1,689,747
	Bank of New York Mellon Corp.	78,342	4,153,693
	BlackRock, Inc.	9,406	4,205,328
	CBOE Holdings, Inc.	8,552	920,452
	Charles Schwab Corp.	90,372	3,952,871
	CME Group, Inc.	25,783	3,498,237
	E*TRADE Financial Corp. (a)	20,637	899,979
	Franklin Resources, Inc.	24,951	1,110,569
	Goldman Sachs Group, Inc.	27,282	6,471,018
	Intercontinental Exchange, Inc.	44,624	3,065,669
	Invesco, Ltd.	30,899	1,082,701
	Moody's Corp.	12,600	1,754,046
	Morgan Stanley	107,233	5,165,414
	Nasdaq, Inc.	8,733	677,419
	Northern Trust Corp.	16,337	1,501,860
	Raymond James Financial, Inc.	9,688	816,989
	S&P Global, Inc.	19,589	3,061,957
	State Street Corp.	28,356	2,709,132
	T. Rowe Price Group, Inc.	18,404	1,668,323
			49,211,422
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	16,485	2,492,862
	Albemarle Corp.	8,411	1,146,503
	CF Industries Holdings, Inc.	17,400	611,784
	DowDuPont, Inc.	176,923	12,248,379
	Eastman Chemical Co.	11,094	1,003,896
	Ecolab, Inc.	19,846	2,552,394
	FMC Corp.	10,171	908,372
	International Flavors & Fragrances, Inc.	5,991	856,174
	LyondellBasell Industries N.V., Class A	24,628	2,439,403
	Monsanto Co.	33,297	3,989,647
	Mosaic Co.	26,425	570,516
	PPG Industries, Inc.	19,530	2,122,130
	Praxair, Inc.	21,597	3,017,965
	Sherwin-Williams Co.	6,233	2,231,663
			36,191,688
	Commercial Services & Supplies 0.3%
	Cintas Corp.	6,501	937,964
	Republic Services, Inc.	17,579	1,161,269
	Stericycle, Inc. (a)	6,345	454,429
	Waste Management, Inc.	30,697	2,402,654
			4,956,316
	Communications Equipment 0.9%
	Cisco Systems, Inc.	378,963	12,744,526
	F5 Networks, Inc. (a)	4,819	580,979
	Harris Corp.	9,081	1,195,786
	Juniper Networks, Inc.	28,878	803,675
	Motorola Solutions, Inc.	12,334	1,046,786
			16,371,752
	Construction & Engineering 0.1%
	Fluor Corp.	10,571	445,039
	Jacobs Engineering Group, Inc.	9,149	533,112
	Quanta Services, Inc. (a)	11,472	428,709
			1,406,860
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,752	980,005
	Vulcan Materials Co.	9,953	1,190,379
			2,170,384
	Consumer Finance 0.6%
	American Express Co.	55,673	5,036,180
	Capital One Financial Corp.	36,677	3,105,075
	Discover Financial Services	28,254	1,821,818
	Navient Corp.	20,799	312,401
	Synchrony Financial	56,729	1,761,435
			12,036,909
	Containers & Packaging 0.3%
	Avery Dennison Corp.	6,801	668,810
	Ball Corp.	26,567	1,097,217
	International Paper Co.	31,331	1,780,228
	Packaging Corp. of America	7,148	819,733
	Sealed Air Corp.	14,420	616,022
	WestRock Co.	19,274	1,093,414
			6,075,424
	Distributors 0.1%
	Genuine Parts Co.	11,255	1,076,541
	LKQ Corp. (a)	22,966	826,546
			1,903,087
	Diversified Consumer Services 0.0% ‡
	H&R Block, Inc.	15,641	414,174

	Diversified Financial Services 1.4%
¤	Berkshire Hathaway, Inc., Class B (a)	145,904	26,747,121
	Leucadia National Corp.	24,186	610,697
			27,357,818
	Diversified Telecommunication Services 1.9%
	AT&T, Inc.	465,580	18,236,769
	CenturyLink, Inc.	41,644	787,072
	Level 3 Communications, Inc. (a)	22,212	1,183,677
	Verizon Communications, Inc.	309,546	15,319,431
			35,526,949
	Electric Utilities 1.7%
	Alliant Energy Corp.	17,533	728,847
	American Electric Power Co., Inc.	37,252	2,616,580
	Duke Energy Corp.	53,003	4,448,012
	Edison International	24,548	1,894,369
	Entergy Corp.	13,533	1,033,380
	Eversource Energy	23,964	1,448,384
	Exelon Corp.	72,852	2,744,335
	FirstEnergy Corp.	33,613	1,036,289
	NextEra Energy, Inc.	35,424	5,191,387
	PG&E Corp.	38,913	2,649,586
	Pinnacle West Capital Corp.	8,465	715,800
	PPL Corp.	51,885	1,969,036
	Southern Co.	75,471	3,708,645
	Xcel Energy, Inc.	38,272	1,811,031
			31,995,681
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	3,194	547,068
	AMETEK, Inc.	17,385	1,148,106
	Eaton Corp. PLC	33,941	2,606,329
	Emerson Electric Co.	48,531	3,049,688
	Rockwell Automation, Inc.	9,687	1,726,320
			9,077,511
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	23,280	1,970,419
	Corning, Inc.	68,534	2,050,537
	FLIR Systems, Inc.	10,312	401,240
	TE Connectivity, Ltd.	26,740	2,221,025
			6,643,221
	Energy Equipment & Services 0.7%
	Baker Hughes, a GE Co.	32,310	1,183,192
	Halliburton Co.	65,679	3,023,204
	Helmerich & Payne, Inc.	8,046	419,277
	National Oilwell Varco, Inc.	28,533	1,019,484
	Schlumberger, Ltd.	105,360	7,349,914
	TechnipFMC PLC (a)	33,680	940,346
			13,935,417
	Equity Real Estate Investment Trusts 2.5%
	Alexandria Real Estate Equities, Inc.	7,104	845,163
	American Tower Corp.	32,566	4,451,121
	Apartment Investment & Management Co., Class A	11,677	512,153
	AvalonBay Communities, Inc.	10,404	1,856,282
	Boston Properties, Inc.	11,580	1,422,950
	Crown Castle International Corp.	30,828	3,082,183
	Digital Realty Trust, Inc.	15,515	1,835,890
	Duke Realty Corp.	26,935	776,267
	Equinix, Inc.	5,885	2,626,476
	Equity Residential	27,860	1,836,810
	Essex Property Trust, Inc.	5,004	1,271,166
	Extra Space Storage, Inc.	9,375	749,250
	Federal Realty Investment Trust	5,427	674,088
	GGP, Inc.	47,485	986,263
	HCP, Inc.	35,115	977,250
	Host Hotels & Resorts, Inc.	56,109	1,037,455
	Iron Mountain, Inc.	20,062	780,412
	Kimco Realty Corp.	32,109	627,731
	Macerich Co.	8,257	453,887
	Mid-America Apartment Communities, Inc.	8,551	913,931
	Prologis, Inc.	40,241	2,553,694
	Public Storage	11,313	2,420,869
	Realty Income Corp.	20,594	1,177,771
	Regency Centers Corp.	11,230	696,709
	SBA Communications Corp. (a)	9,090	1,309,415
	Simon Property Group, Inc.	23,570	3,795,006
	SL Green Realty Corp.	7,510	760,913
	UDR, Inc.	20,092	764,099
	Ventas, Inc.	27,006	1,758,901
	Vornado Realty Trust	12,993	998,902
	Welltower, Inc.	27,991	1,967,207
	Weyerhaeuser Co.	57,009	1,940,016
			47,860,230
	Food & Staples Retailing 1.5%
	Costco Wholesale Corp.	33,254	5,463,300
	CVS Health Corp.	77,083	6,268,389
	Kroger Co.	68,043	1,364,942
	Sysco Corp.	36,826	1,986,763
	Wal-Mart Stores, Inc.	110,991	8,672,837
	Walgreens Boots Alliance, Inc.	69,831	5,392,350
			29,148,581
	Food Products 1.1%
	Archer-Daniels-Midland Co.	42,686	1,814,582
	Campbell Soup Co.	14,708	688,628
	Conagra Brands, Inc.	31,540	1,064,159
	General Mills, Inc.	43,718	2,262,844
	Hershey Co.	10,634	1,160,914
	Hormel Foods Corp.	20,141	647,332
	J.M. Smucker Co.	8,608	903,237
	Kellogg Co.	18,843	1,175,238
	Kraft Heinz Co.	45,274	3,510,999
	McCormick & Co., Inc.	9,086	932,587
	Mondelez International, Inc., Class A	114,320	4,648,251
	Tyson Foods, Inc., Class A	21,951	1,546,448
			20,355,219
	Health Care Equipment & Supplies 2.4%
	Abbott Laboratories	131,788	7,032,208
	Align Technology, Inc. (a)	5,470	1,018,897
	Baxter International, Inc.	38,037	2,386,822
	Becton Dickinson & Co.	17,252	3,380,529
	Boston Scientific Corp. (a)	103,911	3,031,084
	C.R. Bard, Inc.	5,472	1,753,776
	Cooper Cos., Inc.	3,667	869,482
	Danaher Corp.	46,345	3,975,474
	DENTSPLY SIRONA, Inc.	17,533	1,048,649
	Edwards Lifesciences Corp. (a)	15,934	1,741,745
	Hologic, Inc. (a)	20,920	767,555
	IDEXX Laboratories, Inc. (a)	6,685	1,039,451
	Intuitive Surgical, Inc. (a)	2,827	2,956,703
	Medtronic PLC	102,715	7,988,145
	ResMed, Inc.	10,757	827,859
	Stryker Corp.	24,410	3,466,708
	Varian Medical Systems, Inc. (a)	6,981	698,519
	Zimmer Biomet Holdings, Inc.	15,269	1,787,847
			45,771,453
	Health Care Providers & Services 2.3%
	Aetna, Inc.	25,134	3,996,557
	AmerisourceBergen Corp.	12,137	1,004,337
	Anthem, Inc.	19,925	3,783,359
	Cardinal Health, Inc.	24,024	1,607,686
	Centene Corp. (a)	13,033	1,261,203
	Cigna Corp.	19,105	3,571,489
	DaVita, Inc. (a)	11,599	688,865
	Envision Healthcare Corp. (a)	9,168	412,102
	Express Scripts Holding Co. (a)	43,824	2,774,936
	HCA Healthcare, Inc. (a)	21,929	1,745,329
	Henry Schein, Inc. (a)	12,032	986,504
	Humana, Inc.	10,960	2,670,185
	Laboratory Corp. of America Holdings (a)	7,698	1,162,167
	McKesson Corp.	16,017	2,460,371
	Patterson Cos., Inc.	6,235	240,983
	Quest Diagnostics, Inc.	10,483	981,628
	UnitedHealth Group, Inc.	73,365	14,368,535
	Universal Health Services, Inc., Class B	6,807	755,168
			44,471,404
	Health Care Technology 0.1%
	Cerner Corp. (a)	23,886	1,703,550

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	30,948	1,998,312
	Chipotle Mexican Grill, Inc. (a)	1,903	585,800
	Darden Restaurants, Inc.	9,505	748,804
	Hilton Worldwide Holdings, Inc.	15,531	1,078,628
	Marriott International, Inc., Class A	23,721	2,615,477
	McDonald's Corp.	61,420	9,623,286
	MGM Resorts International	39,254	1,279,288
	Royal Caribbean Cruises, Ltd.	13,058	1,547,895
	Starbucks Corp.	109,487	5,880,547
	Wyndham Worldwide Corp.	7,794	821,566
	Wynn Resorts, Ltd.	6,065	903,200
	Yum! Brands, Inc.	26,143	1,924,386
			29,007,189
	Household Durables 0.4%
	D.R. Horton, Inc.	25,526	1,019,253
	Garmin, Ltd.	8,681	468,513
	Leggett & Platt, Inc.	10,160	484,937
	Lennar Corp., Class A	15,435	814,968
	Mohawk Industries, Inc. (a)	4,749	1,175,425
	Newell Brands, Inc.	37,189	1,586,855
	PulteGroup, Inc.	21,048	575,242
	Whirlpool Corp.	5,613	1,035,262
			7,160,455
	Household Products 1.5%
	Church & Dwight Co., Inc.	18,930	917,159
	Clorox Co.	9,755	1,286,782
	Colgate-Palmolive Co.	66,885	4,872,572
	Kimberly-Clark Corp.	26,790	3,152,647
	Procter & Gamble Co.	193,361	17,591,984
			27,821,144
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	49,453	544,972
	NRG Energy, Inc.	23,454	600,188
			1,145,160
	Industrial Conglomerates 1.9%
	3M Co.	45,251	9,498,185
	General Electric Co.	656,509	15,874,387
	Honeywell International, Inc.	57,847	8,199,234
	Roper Technologies, Inc.	7,718	1,878,561
			35,450,367
	Insurance 2.4%
	Aflac, Inc.	30,139	2,453,013
	Allstate Corp.	27,401	2,518,426
	American International Group, Inc.	68,550	4,208,285
	Aon PLC	19,299	2,819,584
	Arthur J. Gallagher & Co.	13,671	841,450
	Assurant, Inc.	4,089	390,581
	Brighthouse Financial, Inc. (a)	7,453	453,142
	Chubb, Ltd.	35,291	5,030,732
	Cincinnati Financial Corp.	11,169	855,210
	Everest Re Group, Ltd.	3,116	711,663
	Hartford Financial Services Group, Inc.	27,900	1,546,497
	Lincoln National Corp.	16,810	1,235,199
	Loews Corp.	20,844	997,594
	Marsh & McLennan Cos., Inc.	38,951	3,264,483
	MetLife, Inc.	80,651	4,189,820
	Principal Financial Group, Inc.	20,172	1,297,867
	Progressive Corp.	44,079	2,134,305
	Prudential Financial, Inc.	32,509	3,456,357
	Torchmark Corp.	8,032	643,283
	Travelers Cos., Inc.	20,939	2,565,446
	Unum Group	17,125	875,601
	Willis Towers Watson PLC	10,183	1,570,524
	XL Group, Ltd.	19,573	772,155
			44,831,217
	Internet & Direct Marketing Retail 2.3%
¤	Amazon.com, Inc. (a)	30,234	29,065,456
	Expedia, Inc.	9,225	1,327,847
	Netflix, Inc. (a)	32,738	5,937,036
	Priceline Group, Inc. (a)	3,720	6,810,650
	TripAdvisor, Inc. (a)	8,436	341,911
			43,482,900
	Internet Software & Services 4.2%
	Akamai Technologies, Inc. (a)	13,283	647,148
¤	Alphabet, Inc.(a)
	Class A	22,584	21,990,493
	Class C	22,889	21,953,069
	eBay, Inc. (a)	75,478	2,902,884
¤	Facebook, Inc., Class A (a)	179,736	30,711,490
	VeriSign, Inc. (a)	6,596	701,748
			78,906,832
	IT Services 3.4%
	Accenture PLC, Class A	46,860	6,329,380
	Alliance Data Systems Corp.	3,660	810,873
	Automatic Data Processing, Inc.	33,696	3,683,647
	Cognizant Technology Solutions Corp., Class A	44,732	3,244,859
	CSRA, Inc.	12,404	400,277
	DXC Technology Co.	21,513	1,847,536
	Fidelity National Information Services, Inc.	25,107	2,344,743
	Fiserv, Inc. (a)	15,970	2,059,491
	Gartner, Inc. (a)	6,814	847,730
	Global Payments, Inc.	11,543	1,096,931
	International Business Machines Corp.	65,720	9,534,658
	Mastercard, Inc., Class A	70,805	9,997,666
	Paychex, Inc.	24,317	1,458,047
	PayPal Holdings, Inc. (a)	85,764	5,491,469
	Total System Services, Inc.	12,862	842,461
	Visa, Inc., Class A	138,813	14,608,680
	Western Union Co.	35,208	675,994
			65,274,442
	Leisure Products 0.1%
	Hasbro, Inc.	8,504	830,585
	Mattel, Inc.	25,841	400,019
			1,230,604
	Life Sciences Tools & Services 0.7%
	Agilent Technologies, Inc.	24,399	1,566,416
	Illumina, Inc. (a)	11,020	2,195,184
	Mettler-Toledo International, Inc. (a)	1,965	1,230,404
	PerkinElmer, Inc.	8,250	569,002
	Quintiles IMS Holdings, Inc. (a)	11,493	1,092,640
	Thermo Fisher Scientific, Inc.	30,368	5,745,626
	Waters Corp. (a)	6,071	1,089,866
			13,489,138
	Machinery 1.4%
	Caterpillar, Inc.	44,706	5,575,285
	Cummins, Inc.	11,956	2,008,967
	Deere & Co.	24,254	3,046,060
	Dover Corp.	11,781	1,076,666
	Flowserve Corp.	9,770	416,104
	Fortive Corp.	23,142	1,638,222
	Illinois Tool Works, Inc.	23,486	3,474,989
	Ingersoll-Rand PLC	19,235	1,715,185
	PACCAR, Inc.	26,655	1,928,223
	Parker-Hannifin Corp.	10,151	1,776,628
	Pentair PLC	12,563	853,781
	Snap-on, Inc.	4,335	645,958
	Stanley Black & Decker, Inc.	11,591	1,749,893
	Xylem, Inc.	13,390	838,616
			26,744,577
	Media 2.5%
	CBS Corp., Class B	27,605	1,601,090
	Charter Communications, Inc., Class A (a)	15,263	5,546,879
	Comcast Corp., Class A	356,687	13,725,316
	Discovery Communications, Inc.(a)
	Class A	11,160	237,596
	Class C	15,421	312,429
	DISH Network Corp., Class A (a)	17,191	932,268
	Interpublic Group of Cos., Inc.	30,334	630,644
	News Corp.
	Class A	28,483	377,685
	Class B	9,240	126,126
	Omnicom Group, Inc.	17,661	1,308,150
	Scripps Networks Interactive, Inc., Class A	7,277	625,021
	Time Warner, Inc.	58,848	6,028,978
	Twenty-First Century Fox, Inc.
	Class A	79,723	2,103,093
	Class B	33,325	859,452
	Viacom, Inc., Class B	26,324	732,860
	Walt Disney Co.	117,119	11,544,420
			46,692,007
	Metals & Mining 0.2%
	Freeport-McMoRan, Inc. (a)	101,283	1,422,013
	Newmont Mining Corp.	40,462	1,517,730
	Nucor Corp.	24,156	1,353,702
			4,293,445
	Multi-Utilities 0.9%
	Ameren Corp.	18,411	1,064,892
	CenterPoint Energy, Inc.	32,702	955,226
	CMS Energy Corp.	21,135	978,973
	Consolidated Edison, Inc.	23,509	1,896,706
	Dominion Energy, Inc.	48,759	3,751,030
	DTE Energy Co.	13,556	1,455,372
	NiSource, Inc.	24,504	627,057
	Public Service Enterprise Group, Inc.	38,118	1,762,958
	SCANA Corp.	10,669	517,340
	Sempra Energy	19,032	2,172,122
	WEC Energy Group, Inc.	23,844	1,496,926
			16,678,602
	Multiline Retail 0.4%
	Dollar General Corp.	19,754	1,601,062
	Dollar Tree, Inc. (a)	17,960	1,559,287
	Kohl's Corp.	12,936	590,529
	Macy's, Inc.	23,093	503,889
	Nordstrom, Inc.	8,755	412,798
	Target Corp.	41,416	2,443,958
			7,111,523
	Oil, Gas & Consumable Fuels 4.5%
	Anadarko Petroleum Corp.	42,254	2,064,108
	Andeavor	10,946	1,129,080
	Apache Corp.	28,588	1,309,330
	Cabot Oil & Gas Corp.	35,324	944,917
	Chesapeake Energy Corp. (a)	68,856	296,081
	Chevron Corp.	143,761	16,891,917
	Cimarex Energy Co.	7,175	815,582
	Concho Resources, Inc. (a)	11,255	1,482,509
	ConocoPhillips	92,342	4,621,717
	Devon Energy Corp.	39,394	1,446,154
	EOG Resources, Inc.	43,804	4,237,599
	EQT Corp.	12,942	844,336
¤	Exxon Mobil Corp.	321,301	26,340,256
	Hess Corp.	20,491	960,823
	Kinder Morgan, Inc.	145,684	2,794,219
	Marathon Oil Corp.	63,245	857,602
	Marathon Petroleum Corp.	38,415	2,154,313
	Newfield Exploration Co. (a)	14,853	440,688
	Noble Energy, Inc.	36,893	1,046,285
	Occidental Petroleum Corp.	57,903	3,717,952
	ONEOK, Inc.	28,778	1,594,589
	Phillips 66	32,603	2,986,761
	Pioneer Natural Resources Co.	12,907	1,904,299
	Range Resources Corp.	17,122	335,078
	Valero Energy Corp.	33,490	2,576,386
	Williams Cos., Inc.	62,564	1,877,546
			85,670,127
	Personal Products 0.1%
	Coty, Inc., Class A	35,511	586,997
	Estee Lauder Cos., Inc., Class A	16,840	1,816,025
			2,403,022
	Pharmaceuticals 4.2%
	Allergan PLC	25,350	5,195,483
	Bristol-Myers Squibb Co.	124,351	7,926,133
	Eli Lilly & Co.	73,559	6,292,237
¤	Johnson & Johnson	203,521	26,459,765
	Merck & Co., Inc.	207,547	13,289,234
	Mylan N.V. (a)	40,693	1,276,539
	Perrigo Co. PLC	10,064	851,918
	Pfizer, Inc.	452,845	16,166,566
	Zoetis, Inc.	37,329	2,380,097
			79,837,972
	Professional Services 0.2%
	Equifax, Inc.	9,122	966,841
	IHS Markit, Ltd. (a)	27,546	1,214,227
	Nielsen Holdings PLC	25,329	1,049,887
	Robert Half International, Inc.	9,905	498,618
	Verisk Analytics, Inc. (a)	11,785	980,394
			4,709,967
	Real Estate Management & Development 0.0% ‡
	CBRE Group, Inc., Class A (a)	22,806	863,891

	Road & Rail 0.8%
	CSX Corp.	69,254	3,757,722
	J.B. Hunt Transport Services, Inc.	6,578	730,684
	Kansas City Southern	7,994	868,788
	Norfolk Southern Corp.	21,852	2,889,709
	Union Pacific Corp.	60,733	7,043,206
			15,290,109
	Semiconductors & Semiconductor Equipment 3.2%
	Advanced Micro Devices, Inc. (a)	61,023	778,043
	Analog Devices, Inc.	27,849	2,399,748
	Applied Materials, Inc.	80,869	4,212,466
	Broadcom, Ltd.	30,852	7,482,844
	Intel Corp.	356,313	13,568,399
	KLA-Tencor Corp.	11,874	1,258,644
	Lam Research Corp.	12,302	2,276,362
	Microchip Technology, Inc.	17,659	1,585,425
	Micron Technology, Inc. (a)	84,477	3,322,481
	NVIDIA Corp.	45,496	8,133,320
	Qorvo, Inc. (a)	9,630	680,649
	QUALCOMM, Inc.	111,901	5,800,948
	Skyworks Solutions, Inc.	14,038	1,430,472
	Texas Instruments, Inc.	75,072	6,729,454
	Xilinx, Inc.	18,859	1,335,783
			60,995,038
	Software 4.4%
	Activision Blizzard, Inc.	57,244	3,692,811
	Adobe Systems, Inc. (a)	37,414	5,581,421
	ANSYS, Inc. (a)	6,488	796,272
	Autodesk, Inc. (a)	16,723	1,877,324
	CA, Inc.	23,693	790,872
	Cadence Design Systems, Inc. (a)	21,247	838,619
	Citrix Systems, Inc. (a)	10,914	838,414
	Electronic Arts, Inc. (a)	23,417	2,764,611
	Intuit, Inc.	18,462	2,624,189
¤	Microsoft Corp.	584,041	43,505,214
	Oracle Corp.	229,141	11,078,967
	Red Hat, Inc. (a)	13,456	1,491,732
	salesforce.com, Inc. (a)	51,772	4,836,540
	Symantec Corp.	46,154	1,514,313
	Synopsys, Inc. (a)	11,425	920,055
			83,151,354
	Specialty Retail 1.8%
	Advance Auto Parts, Inc.	5,564	551,949
	AutoZone, Inc. (a)	2,126	1,265,204
	Best Buy Co., Inc.	20,132	1,146,719
	CarMax, Inc. (a)	14,054	1,065,434
	Foot Locker, Inc.	10,028	353,186
	Gap, Inc.	17,102	505,022
	Home Depot, Inc.	89,449	14,630,279
	L Brands, Inc.	18,923	787,386
	Lowe's Cos., Inc.	64,060	5,120,956
	O'Reilly Automotive, Inc. (a)	6,679	1,438,456
	Ross Stores, Inc.	29,511	1,905,525
	Signet Jewelers, Ltd.	4,585	305,132
	Tiffany & Co.	7,742	710,561
	TJX Cos., Inc.	48,247	3,557,251
	Tractor Supply Co.	9,607	608,027
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,417	998,507
			34,949,594
	Technology Hardware, Storage & Peripherals 3.6%
¤	Apple, Inc. (b)	391,666	60,363,564
	Hewlett Packard Enterprise Co.	124,643	1,833,499
	HP, Inc.	126,651	2,527,954
	NetApp, Inc.	20,527	898,261
	Seagate Technology PLC	21,825	723,935
	Western Digital Corp.	22,360	1,931,904
	Xerox Corp.	16,046	534,171
			68,813,288
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	21,181	853,171
	Hanesbrands, Inc.	27,656	681,444
	Michael Kors Holdings, Ltd. (a)	11,835	566,305
	NIKE, Inc., Class B	99,633	5,165,971
	PVH Corp.	5,988	754,847
	Ralph Lauren Corp.	4,248	375,056
	Under Armour, Inc.(a)
	Class A	13,618	224,425
	Class C	13,714	205,984
	VF Corp.	24,773	1,574,819
			10,402,022
	Tobacco 1.2%
	Altria Group, Inc.	145,480	9,226,341
	Philip Morris International, Inc.	117,771	13,073,759
			22,300,100
	Trading Companies & Distributors 0.1%
	Fastenal Co.	21,627	985,759
	United Rentals, Inc. (a)	6,363	882,802
	W.W. Grainger, Inc.	3,981	715,585
			2,584,146
	Water Utilities 0.1%
	American Water Works Co., Inc.	13,345	1,079,744

	Total Common Stocks (Cost $614,339,372)		1,636,073,620	(c)

	Principal Amount
Short-Term Investment 13.6% (d)
U.S. Governments 13.6%
United States Treasury Bills
0.949%, due 10/26/17	$100,000	99,935
0.952%, due 10/5/17	2,000,000	1,999,792
0.963%, due 11/24/17	1,300,000	1,298,151
0.969%, due 11/24/17	100,000	99,857
0.975%, due 11/24/17	800,000	798,848
0.979%, due 10/26/17 (b)	1,000,000	999,331
0.979%, due 11/24/17	2,100,000	2,096,962
0.985%, due 11/24/17	800,000	798,836
0.986%, due 11/24/17	500,000	499,272
0.994%, due 10/5/17	3,100,000	3,099,663
0.995%, due 11/24/17	1,700,000	1,697,502
0.997%, due 11/24/17	1,100,000	1,098,380
1.003%, due 10/5/17	1,100,000	1,099,879
1.005%, due 10/5/17	1,500,000	1,499,835
1.008%, due 10/5/17	800,000	799,912
1.01%, due 10/5/17	2,200,000	2,199,757
1.011%, due 10/5/17	500,000	499,945
1.012%, due 10/5/17	1,400,000	1,399,845
1.018%, due 11/24/17	1,600,000	1,597,594
1.021%, due 10/5/17	1,700,000	1,699,810
1.022%, due 10/5/17	100,000	99,989
1.027%, due 10/5/17	195,900,000	195,878,016
1.028%, due 10/5/17	700,000	699,921
1.037%, due 10/5/17	1,400,000	1,399,841
1.043%, due 10/5/17	100,000	99,989
1.045%, due 10/5/17	2,300,000	2,299,737
1.046%, due 10/5/17	3,000,000	2,999,657
1.065%, due 10/5/17	2,300,000	2,299,732
1.067%, due 10/5/17	1,100,000	1,099,872
1.075%, due 10/5/17	1,500,000	1,499,824
1.076%, due 10/26/17	200,000	199,853
1.077%, due 10/5/17	100,000	99,988
1.077%, due 10/19/17	1,100,000	1,099,417
1.08%, due 10/5/17	400,000	399,953
1.085%, due 10/19/17	200,000	199,893
1.087%, due 10/5/17	100,000	99,988
1.088%, due 10/5/17	600,000	599,929
1.091%, due 10/19/17	700,000	699,624
1.092%, due 10/19/17	300,000	299,839
1.103%, due 10/26/17	8,000,000	7,993,972
1.113%, due 10/19/17	1,100,000	1,099,398
1.12%, due 10/5/17	500,000	499,939
1.128%, due 10/5/17	100,000	99,988
1.128%, due 10/19/17	1,900,000	1,898,945
1.133%, due 10/19/17	8,900,000	8,895,040
1.142%, due 10/19/17	100,000	99,944
1.152%, due 10/19/17	200,000	199,887
1.177%, due 10/19/17	300,000	299,826
1.188%, due 10/5/17	200,000	199,974
Total Short-Term Investment (Cost $258,745,081)		258,745,081
Total Investments (Cost $873,084,453)	99.9%	1,894,818,701
Other Assets, Less Liabilities	0.1	2,230,574
Net Assets	100.0%	$1,897,049,275

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security which was maintained at the broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.

As of September 30, 2017, the Portfolio held the following futures contracts:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[1]
Standard & Poor’s 500 Index Mini	2,064	December 2017	103,200	$259,661,520	$2,239,591

1. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,636,073,620	$—	$—	$1,636,073,620
Short-Term Investments	—	258,745,081	—	258,745,081
Total Investments in Securities	1,636,073,620	258,745,081	—	1,894,818,701
Other Financial Instruments
Futures Contracts (b)	2,239,591	—	—	2,239,591
Total Investments in Securities and Other Financial Instruments	$1,638,313,211	$258,745,081	$—	$1,897,058,292

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Small Cap Core Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.7% †
	Aerospace & Defense 1.8%
	Aerojet Rocketdyne Holdings, Inc. (a)	63,100	$2,209,131
	Ducommun, Inc. (a)	37,200	1,192,260
	Sparton Corp. (a)	21,600	501,336
	Triumph Group, Inc.	29,300	871,675
	Vectrus, Inc. (a)	58,800	1,813,392
			6,587,794
	Air Freight & Logistics 0.0% ‡
	Radiant Logistics, Inc. (a)	9,600	50,976

	Auto Components 0.2%
	Shiloh Industries, Inc. (a)	3,300	34,320
	Stoneridge, Inc. (a)	35,000	693,350
			727,670
	Banks 8.4%
	Bancorp, Inc. (a)	166,900	1,380,263
	Bank of Commerce Holdings	400	4,600
	Bank of Marin Bancorp	300	20,550
	Bankwell Financial Group, Inc.	4,100	151,454
	Berkshire Hills Bancorp, Inc.	62,500	2,421,875
	Bridge Bancorp, Inc.	9,590	325,581
	Central Valley Community Bancorp	21,700	483,910
	Century Bancorp, Inc., Class A	4,500	360,450
	Chemung Financial Corp.	400	18,840
	Civista Bancshares, Inc.	400	8,936
	CNB Financial Corp.	10,200	278,664
	Codorus Valley Bancorp, Inc.	2,700	82,917
	County Bancorp, Inc.	300	9,015
	Customers Bancorp, Inc. (a)	75,000	2,446,500
	Farmers National Banc Corp.	38,400	577,920
	Financial Institutions, Inc.	28,300	815,040
	First BanCorp (a)	392,700	2,010,624
	First Business Financial Services, Inc.	10,900	247,975
	First Citizens BancShares, Inc., Class A	3,700	1,383,393
	First Financial Northwest, Inc.	15,800	268,442
	First Foundation, Inc. (a)	45,500	813,995
	First Internet Bancorp	15,600	503,880
	First Mid-Illinois Bancshares, Inc.	7,100	272,640
	First Northwest Bancorp (a)	14,300	244,530
	First of Long Island Corp.	19,300	587,685
	Flushing Financial Corp.	23,400	695,448
	Franklin Financial Network, Inc. (a)	42,400	1,511,560
	Hanmi Financial Corp.	16,100	498,295
	Horizon Bancorp	28,350	826,969
	IBERIABANK Corp.	14,500	1,191,175
	LCNB Corp.	3,300	69,135
	Mercantile Bank Corp.	22,500	785,250
	MidWestOne Financial Group, Inc.	12,300	415,248
	Northeast Bancorp	3,400	88,910
	Northrim BanCorp, Inc.	8,800	307,560
	OFG Bancorp	155,200	1,420,080
	Old Line Bancshares, Inc.	2,400	67,200
	Opus Bank (a)	9,100	218,400
	Orrstown Financial Services, Inc.	700	17,430
	Peapack Gladstone Financial Corp.	27,800	937,972
	People's Utah Bancorp	300	9,735
	QCR Holdings, Inc.	3,700	168,350
	Republic Bancorp, Inc., Class A	12,700	493,903
	Shore Bancshares, Inc.	9,500	158,175
	Sierra Bancorp	3,800	103,170
	Southern First Bancshares, Inc. (a)	500	18,175
	Summit Financial Group, Inc.	600	15,396
	Sunshine Bancorp, Inc. (a)	500	11,620
	Triumph Bancorp, Inc. (a)	1,051	33,895
	Valley National Bancorp	152,700	1,840,035
	WesBanco, Inc.	48,900	2,005,878
	West Bancorp., Inc.	11,950	291,580
			29,920,223
	Beverages 0.8%
	Boston Beer Co., Inc., Class A (a)	4,000	624,800
	Coca-Cola Bottling Co. Consolidated	10,500	2,265,375
	Craft Brew Alliance, Inc. (a)	4,100	71,955
			2,962,130
	Biotechnology 6.2%
	Acceleron Pharma, Inc. (a)	10,902	406,863
	Achillion Pharmaceuticals, Inc. (a)	46,776	210,024
	Acorda Therapeutics, Inc. (a)	13,299	314,521
	Alder Biopharmaceuticals, Inc. (a)	18,607	227,936
	AMAG Pharmaceuticals, Inc. (a)	6,478	119,519
	Amicus Therapeutics, Inc. (a)	36,540	551,023
	Arena Pharmaceuticals, Inc. (a)	11,383	290,267
	Array BioPharma, Inc. (a)	44,935	552,701
	Avexis, Inc. (a)	5,600	541,688
	Bluebird Bio, Inc. (a)	8,717	1,197,280
	Blueprint Medicines Corp. (a)	8,900	620,063
	Clovis Oncology, Inc. (a)	9,048	745,555
	Coherus Biosciences, Inc. (a)	13,753	183,603
	Cytokinetics, Inc. (a)	8,000	116,000
	Eagle Pharmaceuticals, Inc. (a)	3,184	189,894
	Emergent BioSolutions, Inc. (a)	10,992	444,626
	Exact Sciences Corp. (a)	21,986	1,035,980
	FibroGen, Inc. (a)	14,119	759,602
	Five Prime Therapeutics, Inc. (a)	14,035	574,172
	Genomic Health, Inc. (a)	8,695	279,023
	Global Blood Therapeutics, Inc. (a)	10,400	322,920
	Halozyme Therapeutics, Inc. (a)	30,300	526,311
	Insmed, Inc. (a)	21,690	676,945
	Ironwood Pharmaceuticals, Inc. (a)	29,052	458,150
	Kite Pharma, Inc. (a)	9,519	1,711,611
	Ligand Pharmaceuticals, Inc. (a)	4,827	657,196
	Loxo Oncology, Inc. (a)	4,800	442,176
	MacroGenics, Inc. (a)	17,488	323,178
	MiMedx Group, Inc. (a)	25,214	299,542
	Momenta Pharmaceuticals, Inc. (a)	21,569	399,027
	Myriad Genetics, Inc. (a)	15,310	553,916
	PDL BioPharma, Inc. (a)	76,308	258,684
	Portola Pharmaceuticals, Inc. (a)	11,142	602,002
	Prothena Corp. PLC (a)	9,407	609,291
	Puma Biotechnology, Inc. (a)	6,274	751,312
	Radius Health, Inc. (a)	9,233	355,932
	Repligen Corp. (a)	8,476	324,800
	Sage Therapeutics, Inc. (a)	7,520	468,496
	Sarepta Therapeutics, Inc. (a)	13,551	614,673
	Spark Therapeutics, Inc. (a)	5,816	518,555
	Spectrum Pharmaceuticals, Inc. (a)	32,815	461,707
	Synergy Pharmaceuticals, Inc. (a)	101,638	294,750
	Ultragenyx Pharmaceutical, Inc. (a)	9,044	481,683
	Versartis, Inc. (a)	12,462	30,532
	Xencor, Inc. (a)	13,631	312,423
	ZIOPHARM Oncology, Inc. (a)	41,956	257,610
			22,073,762
	Building Products 0.1%
	Armstrong Flooring, Inc. (a)	600	9,450
	Builders FirstSource, Inc. (a)	18,800	338,212
			347,662
	Capital Markets 0.5%
	Evercore, Inc., Class A	17,100	1,372,275
	GAIN Capital Holdings, Inc.	35,400	226,206
			1,598,481
	Chemicals 3.5%
	AdvanSix, Inc. (a)	49,100	1,951,725
	American Vanguard Corp.	6,800	155,720
	Chemours Co.	41,025	2,076,275
	Core Molding Technologies, Inc.	6,000	131,640
	Innophos Holdings, Inc.	7,000	344,330
	KMG Chemicals, Inc.	22,400	1,229,312
	Koppers Holdings, Inc. (a)	46,600	2,150,590
	Kronos Worldwide, Inc.	10,200	232,866
	Rayonier Advanced Materials, Inc.	146,400	2,005,680
	Stepan Co.	23,200	1,940,912
	Trinseo S.A.	5,432	364,487
			12,583,537
	Commercial Services & Supplies 2.8%
	ARC Document Solutions, Inc. (a)	11,100	45,399
¤	Brink's Co.	33,936	2,859,108
	Casella Waste Systems, Inc., Class A (a)	8,000	150,400
	CECO Environmental Corp.	79,900	675,954
	Ennis, Inc.	8,300	163,095
	Essendant, Inc.	56,100	738,837
	Heritage-Crystal Clean, Inc. (a)	35,500	772,125
	Quad/Graphics, Inc.	81,700	1,847,237
	SP Plus Corp. (a)	21,600	853,200
	Viad Corp.	28,892	1,759,523
			9,864,878
	Communications Equipment 1.3%
	Ciena Corp. (a)	3,500	76,895
	Comtech Telecommunications Corp.	15,700	322,321
	EMCORE Corp. (a)	49,700	407,540
	Extreme Networks, Inc. (a)	122,700	1,458,903
	InterDigital, Inc.	16,300	1,202,125
	KVH Industries, Inc. (a)	5,900	70,505
	NETGEAR, Inc. (a)	4,100	195,160
	Plantronics, Inc.	21,200	937,464
	Sonus Networks, Inc. (a)	14,500	110,925
			4,781,838
	Construction & Engineering 0.1%
	Argan, Inc.	1,700	114,325
	HC2 Holdings, Inc. (a)	13,000	68,640
	Orion Group Holdings, Inc. (a)	5,400	35,424
	Sterling Construction Co., Inc. (a)	3,100	47,213
			265,602
	Consumer Finance 2.3%
	Elevate Credit, Inc. (a)	7,900	48,269
	Enova International, Inc. (a)	149,500	2,010,775
	EZCORP, Inc., Class A (a)	71,400	678,300
	FirstCash, Inc.	14,400	909,360
	Green Dot Corp., Class A (a)	49,500	2,454,210
	World Acceptance Corp. (a)	27,400	2,271,186
			8,372,100
	Diversified Consumer Services 1.3%
	American Public Education, Inc. (a)	42,900	903,045
	Cambium Learning Group, Inc. (a)	10,400	68,952
	K12, Inc. (a)	117,700	2,099,768
	Liberty Tax, Inc.	7,400	106,560
	Regis Corp. (a)	108,900	1,554,003
			4,732,328
	Diversified Financial Services 0.3%
	FNFV Group (a)	61,700	1,058,155
	Marlin Business Services Corp.	3,269	93,984
			1,152,139
	Diversified Telecommunication Services 1.4%
	Cincinnati Bell, Inc. (a)	15,500	307,675
	General Communication, Inc., Class A (a)	43,400	1,770,286
	Hawaiian Telcom Holdco, Inc. (a)	16,400	489,048
	IDT Corp., Class B	17,500	246,400
	Vonage Holdings Corp. (a)	277,400	2,258,036
			5,071,445
	Electric Utilities 0.3%
	Genie Energy, Ltd., Class B	10,944	71,683
	Portland General Electric Co.	1,600	73,024
	Spark Energy, Inc., Class A	50,100	751,500
			896,207
	Electrical Equipment 1.6%
	Allied Motion Technologies, Inc.	28,400	719,656
	Atkore International Group, Inc. (a)	81,300	1,586,163
	EnerSys	2,200	152,174
	General Cable Corp.	70,700	1,332,695
	LSI Industries, Inc.	44,400	293,484
	Powell Industries, Inc.	25,400	761,746
	Preformed Line Products Co.	700	47,110
	TPI Composites, Inc. (a)	41,300	922,642
			5,815,670
	Electronic Equipment, Instruments & Components 3.9%
	Bel Fuse, Inc., Class B	16,700	521,040
	Benchmark Electronics, Inc. (a)	8,500	290,275
	Control4 Corp. (a)	33,500	986,910
	Electro Scientific Industries, Inc. (a)	15,300	212,976
	ePlus, Inc. (a)	1,800	166,410
	Insight Enterprises, Inc. (a)	48,600	2,231,712
	Itron, Inc. (a)	3,800	294,310
	KEMET Corp. (a)	92,200	1,948,186
	Kimball Electronics, Inc. (a)	3,650	79,023
	Sanmina Corp. (a)	65,174	2,421,214
	ScanSource, Inc. (a)	39,800	1,737,270
	Tech Data Corp. (a)	24,300	2,159,055
	TTM Technologies, Inc. (a)	62,293	957,443
			14,005,824
	Energy Equipment & Services 1.4%
	Era Group, Inc. (a)	1,900	21,261
	Exterran Corp. (a)	75,600	2,389,716
	McDermott International, Inc. (a)	332,565	2,417,747
	PHI, Inc. (a)	1,588	18,675
	RigNet, Inc. (a)	13,600	233,920
			5,081,319
	Equity Real Estate Investment Trusts 5.2%
	Ashford Hospitality Trust, Inc.	134,300	895,781
	Chesapeake Lodging Trust	11,400	307,458
	Cousins Properties, Inc.	72,900	680,886
	DiamondRock Hospitality Co.	22,900	250,755
	EastGroup Properties, Inc.	5,800	511,096
	Hersha Hospitality Trust	11,300	210,971
	LaSalle Hotel Properties	63,856	1,853,101
¤	Potlatch Corp.	49,678	2,533,578
	PS Business Parks, Inc.	18,259	2,437,577
	QTS Realty Trust, Inc., Class A	5,500	287,980
	Quality Care Properties, Inc. (a)	32,800	508,400
	RLJ Lodging Trust	5,500	121,000
	Ryman Hospitality Properties, Inc.	38,764	2,422,362
	Summit Hotel Properties, Inc.	92,000	1,471,080
¤	Sunstone Hotel Investors, Inc.	165,100	2,653,157
	Xenia Hotels & Resorts, Inc.	59,800	1,258,790
			18,403,972
	Food Products 1.7%
	Dean Foods Co.	28,100	305,728
	Fresh Del Monte Produce, Inc.	33,461	1,521,137
	John B. Sanfilippo & Son, Inc.	10,300	693,293
	Omega Protein Corp.	94,600	1,575,090
	Sanderson Farms, Inc.	12,300	1,986,696
			6,081,944
	Health Care Equipment & Supplies 4.7%
	AngioDynamics, Inc. (a)	21,700	370,853
	Cutera, Inc. (a)	40,600	1,678,810
	Exactech, Inc. (a)	21,300	701,835
	FONAR Corp. (a)	2,200	67,100
	Halyard Health, Inc. (a)	47,853	2,154,821
	Heska Corp. (a)	14,000	1,233,260
	Integer Holdings Corp. (a)	26,000	1,329,900
	Lantheus Holdings, Inc. (a)	21,200	377,360
	LeMaitre Vascular, Inc.	41,600	1,556,672
¤	Masimo Corp. (a)	30,963	2,680,157
	Merit Medical Systems, Inc. (a)	25,800	1,092,630
	OraSure Technologies, Inc. (a)	54,600	1,228,500
	Orthofix International N.V. (a)	40,800	1,927,800
	RTI Surgical, Inc. (a)	11,000	50,050
	Surmodics, Inc. (a)	7,500	232,500
			16,682,248
	Health Care Providers & Services 2.0%
	Cross Country Healthcare, Inc. (a)	24,100	342,943
	Diplomat Pharmacy, Inc. (a)	22,900	474,259
	LHC Group, Inc. (a)	10,300	730,476
	Magellan Health, Inc. (a)	3,300	284,790
¤	Molina Healthcare, Inc. (a)	39,600	2,722,896
	Providence Service Corp. (a)	5,000	270,400
	RadNet, Inc. (a)	81,900	945,945
	Triple-S Management Corp., Class B (a)	25,538	604,740
	WellCare Health Plans, Inc. (a)	3,600	618,264
			6,994,713
	Health Care Technology 0.4%
	HMS Holdings Corp. (a)	9,836	195,343
	Quality Systems, Inc. (a)	74,100	1,165,593
			1,360,936
	Hotels, Restaurants & Leisure 4.3%
	BJ's Restaurants, Inc. (a)	35,100	1,068,795
	Bloomin' Brands, Inc.	123,877	2,180,235
	Caesars Entertainment Corp. (a)	179,600	2,397,660
	Carrols Restaurant Group, Inc. (a)	97,700	1,064,930
	Century Casinos, Inc. (a)	35,137	288,475
	Del Frisco's Restaurant Group, Inc. (a)	33,300	484,515
	Golden Entertainment, Inc. (a)	19,500	475,410
	J. Alexander's Holdings, Inc. (a)	10,200	118,320
	Monarch Casino & Resort, Inc. (a)	2,700	106,731
¤	Penn National Gaming, Inc. (a)	106,300	2,486,357
	Pinnacle Entertainment, Inc. (a)	30,200	643,562
	Potbelly Corp. (a)	23,269	288,536
	Red Robin Gourmet Burgers, Inc. (a)	34,000	2,278,000
	Ruth's Hospitality Group, Inc.	47,100	986,745
	Scientific Games Corp., Class A (a)	13,700	628,145
			15,496,416
	Household Durables 3.4%
	AV Homes, Inc. (a)	20,300	348,145
	Bassett Furniture Industries, Inc.	22,400	844,480
	Beazer Homes USA, Inc. (a)	131,500	2,464,310
	Flexsteel Industries, Inc.	10,200	517,140
	Hooker Furniture Corp.	37,300	1,781,075
	Hovnanian Enterprises, Inc., Class A (a)	526,400	1,015,952
	KB Home	19,500	470,340
	La-Z-Boy, Inc.	21,500	578,350
	Lifetime Brands, Inc.	8,900	162,870
	M.D.C. Holdings, Inc.	5,000	166,050
	NACCO Industries, Inc., Class A	12,000	1,029,600
	New Home Co., Inc. (a)	17,100	190,836
	Taylor Morrison Home Corp., Class A (a)	58,100	1,281,105
	ZAGG, Inc. (a)	88,900	1,400,175
			12,250,428
	Household Products 0.1%
	HRG Group, Inc. (a)	29,800	465,178
	Oil-Dri Corp. of America	374	18,300
			483,478
	Independent Power & Renewable Electricity Producers 1.1%
	Dynegy, Inc. (a)	201,700	1,974,643
	Ormat Technologies, Inc.	31,755	1,938,643
			3,913,286
	Insurance 0.6%
	American Equity Investment Life Holding Co.	19,000	552,520
	AmTrust Financial Services, Inc.	6,700	90,182
	CNO Financial Group, Inc.	21,300	497,142
	Crawford & Co., Class B	6,300	75,348
	Hallmark Financial Services, Inc. (a)	1,412	16,393
	Independence Holding Co.	2,600	65,650
	Infinity Property & Casualty Corp.	3,300	310,860
	Stewart Information Services Corp.	11,400	430,464
			2,038,559
	Internet & Direct Marketing Retail 1.2%
	1-800-Flowers.com, Inc., Class A (a)	84,200	829,370
	FTD Cos., Inc. (a)	27,300	355,992
	Overstock.com, Inc. (a)	64,900	1,927,530
	Shutterfly, Inc. (a)	27,700	1,342,896
			4,455,788
	Internet Software & Services 2.8%
	Appfolio, Inc., Class A (a)	15,700	752,815
	Blucora, Inc. (a)	72,600	1,836,780
	Box, Inc., Class A (a)	41,000	792,120
	Carbonite, Inc. (a)	22,700	499,400
	Care.com, Inc. (a)	49,600	788,144
	DHI Group, Inc. (a)	50,473	131,230
	Endurance International Group Holdings, Inc. (a)	62,700	514,140
	Gogo, Inc. (a)	40,900	483,029
	Internap Corp. (a)	47,000	204,450
	j2 Global, Inc.	4,100	302,908
	Limelight Networks, Inc. (a)	37,019	146,965
	Liquidity Services, Inc. (a)	21,039	124,130
	LivePerson, Inc. (a)	17,500	237,125
	Meet Group, Inc. (a)	83,300	303,212
	QuinStreet, Inc. (a)	30,000	220,500
	Stamps.com, Inc. (a)	1,900	385,035
	TechTarget, Inc. (a)	3,300	39,402
	Web.com Group, Inc. (a)	67,600	1,690,000
	XO Group, Inc. (a)	7,800	153,426
	Yelp, Inc. (a)	10,300	445,990
			10,050,801
	IT Services 1.5%
	Cardtronics PLC, Class A (a)	17,700	407,277
	Convergys Corp.	63,000	1,631,070
	Everi Holdings, Inc. (a)	80,300	609,477
	EVERTEC, Inc.	11,000	174,350
	Hackett Group, Inc.	3,600	54,684
	MoneyGram International, Inc. (a)	25,700	414,027
	Science Applications International Corp.	16,200	1,082,970
	StarTek, Inc. (a)	10,900	128,075
	Sykes Enterprises, Inc. (a)	11,200	326,592
	TeleTech Holdings, Inc.	16,300	680,525
			5,509,047
	Leisure Products 1.0%
	Callaway Golf Co.	33,300	480,519
	Johnson Outdoors, Inc., Class A	24,000	1,758,720
	Malibu Boats, Inc., Class A (a)	30,900	977,676
	MCBC Holdings, Inc. (a)	13,400	273,092
			3,490,007
	Life Sciences Tools & Services 0.6%
	INC Research Holdings, Inc., Class A (a)	40,200	2,102,460
	PRA Health Sciences, Inc. (a)	1,900	144,723
			2,247,183
	Machinery 4.5%
	Astec Industries, Inc.	1,100	61,611
	Chart Industries, Inc. (a)	5,118	200,779
	Commercial Vehicle Group, Inc. (a)	93,600	687,960
	FreightCar America, Inc.	41,700	815,652
	Global Brass & Copper Holdings, Inc.	67,000	2,264,600
	Greenbrier Cos., Inc.	50,800	2,446,020
	Hardinge, Inc.	1,300	19,851
	Harsco Corp. (a)	77,800	1,626,020
	Hurco Cos., Inc.	3,700	153,920
	Hyster-Yale Materials Handling, Inc.	8,100	619,164
	L.B. Foster Co., Class A (a)	10,900	247,975
¤	Meritor, Inc. (a)	106,200	2,762,262
	Miller Industries, Inc.	10,300	287,885
	Park-Ohio Holdings Corp.	4,900	223,440
	Spartan Motors, Inc.	102,300	1,130,415
	Wabash National Corp.	105,400	2,405,228
			15,952,782
	Marine 0.2%
	Matson, Inc.	20,100	566,418

	Media 1.4%
	MDC Partners, Inc., Class A (a)	38,000	418,000
	New Media Investment Group, Inc.	118,400	1,751,136
	Salem Media Group, Inc.	1,500	9,900
	Time, Inc.	120,400	1,625,400
	Townsquare Media, Inc., Class A (a)	13,700	137,000
	tronc, Inc. (a)	72,000	1,046,160
			4,987,596
	Metals & Mining 0.3%
	Handy & Harman, Ltd. (a)	200	6,510
	Schnitzer Steel Industries, Inc., Class A	42,600	1,199,190
			1,205,700
	Mortgage Real Estate Investment Trusts 1.0%
	Apollo Commercial Real Estate Finance, Inc.	126,200	2,285,482
	Cherry Hill Mortgage Investment Corp.	33,300	602,730
	Owens Realty Mortgage, Inc.	8,500	154,785
	PennyMac Mortgage Investment Trust	26,400	459,096
			3,502,093
	Multiline Retail 0.2%
	Big Lots, Inc.	15,300	819,621

	Oil, Gas & Consumable Fuels 2.5%
	Cloud Peak Energy, Inc. (a)	82,800	303,048
	Contango Oil & Gas Co. (a)	25,700	129,271
	CVR Energy, Inc.	91,500	2,369,850
	Delek U.S. Holdings, Inc.	50,000	1,336,500
	Evolution Petroleum Corp.	37,800	272,160
	Green Plains, Inc.	19,500	392,925
	Pacific Ethanol, Inc. (a)	135,200	750,360
	Par Pacific Holdings, Inc. (a)	18,000	374,400
	Peabody Energy Corp. (a)	4,300	124,743
	Renewable Energy Group, Inc. (a)	73,600	894,240
	REX American Resources Corp. (a)	16,100	1,510,663
	Stone Energy Corp. (a)	18,900	549,234
			9,007,394
	Paper & Forest Products 0.1%
	Boise Cascade Co. (a)	5,600	195,440

	Personal Products 0.4%
	Natural Health Trends Corp.	12,600	301,140
	USANA Health Sciences, Inc. (a)	17,300	998,210
			1,299,350
	Pharmaceuticals 3.6%
	Amphastar Pharmaceuticals, Inc. (a)	127,500	2,278,425
¤	Catalent, Inc. (a)	73,425	2,931,126
	Corcept Therapeutics, Inc. (a)	41,500	800,950
	Horizon Pharma PLC (a)	62,600	793,768
	Impax Laboratories, Inc. (a)	3,000	60,900
	Intersect ENT, Inc. (a)	21,100	657,265
	Pacira Pharmaceuticals, Inc. (a)	22,900	859,895
	Phibro Animal Health Corp., Class A	59,100	2,189,655
	Sucampo Pharmaceuticals, Inc., Class A (a)	24,100	284,380
	Supernus Pharmaceuticals, Inc. (a)	49,300	1,972,000
			12,828,364
	Professional Services 2.4%
	Barrett Business Services, Inc.	22,100	1,249,313
	CRA International, Inc.	19,900	816,895
	Insperity, Inc.	21,800	1,918,400
	RPX Corp. (a)	40,700	540,496
	TriNet Group, Inc. (a)	60,100	2,020,562
	TrueBlue, Inc. (a)	81,008	1,818,630
	Willdan Group, Inc. (a)	800	25,968
			8,390,264
	Real Estate Management & Development 1.6%
	Altisource Portfolio Solutions S.A. (a)	74,100	1,916,967
	Forestar Group, Inc. (a)(b)	127,100	2,238,612
	Maui Land & Pineapple Co., Inc. (a)	15,400	214,830
	RMR Group, Inc., Class A	27,100	1,391,585
			5,761,994
	Road & Rail 0.3%
	ArcBest Corp.	28,800	963,360

	Semiconductors & Semiconductor Equipment 2.7%
	Advanced Energy Industries, Inc. (a)	17,300	1,397,148
	Alpha & Omega Semiconductor, Ltd. (a)	52,300	862,427
	Amkor Technology, Inc. (a)	93,300	984,315
	Axcelis Technologies, Inc. (a)	12,900	352,815
	CEVA, Inc. (a)	1,600	68,480
	Cirrus Logic, Inc. (a)	5,300	282,596
	Cohu, Inc.	2,300	54,832
	FormFactor, Inc. (a)	32,300	544,255
	Impinj, Inc. (a)	1,600	66,576
	Inphi Corp. (a)	3,600	142,884
	Integrated Device Technology, Inc. (a)	11,800	313,644
	Lattice Semiconductor Corp. (a)	9,800	51,058
	MACOM Technology Solutions Holdings, Inc. (a)	3,500	156,135
	MaxLinear, Inc. (a)	4,600	109,250
	Monolithic Power Systems, Inc.	3,400	362,270
	Nanometrics, Inc. (a)	1,900	54,720
	PDF Solutions, Inc. (a)	2,050	31,755
	Photronics, Inc. (a)	6,770	59,914
	Power Integrations, Inc.	2,300	168,360
	Rudolph Technologies, Inc. (a)	2,700	71,010
	Semtech Corp. (a)	5,500	206,525
	Silicon Laboratories, Inc. (a)	3,700	295,630
	Synaptics, Inc. (a)	25,860	1,013,195
	Ultra Clean Holdings, Inc. (a)	70,400	2,155,648
			9,805,442
	Software 2.7%
	ACI Worldwide, Inc. (a)	14,500	330,310
	American Software, Inc., Class A	8,600	97,696
	BroadSoft, Inc. (a)	1,400	70,420
	CommVault Systems, Inc. (a)	38,800	2,359,040
	Ebix, Inc.	18,900	1,233,225
	Fair Isaac Corp.	2,923	410,681
	Progress Software Corp.	13,600	519,112
	QAD, Inc., Class A	1,694	58,189
	RealPage, Inc. (a)	23,387	933,141
	Rosetta Stone, Inc. (a)	22,600	230,746
	Rubicon Project, Inc. (a)	34,926	135,862
	Synchronoss Technologies, Inc. (a)	35,000	326,550
	Take-Two Interactive Software, Inc. (a)	8,472	866,093
	TiVo Corp.	32,200	639,170
	Verint Systems, Inc. (a)	24,000	1,004,400
	Zix Corp. (a)	95,900	468,951
			9,683,586
	Specialty Retail 1.0%
	Abercrombie & Fitch Co., Class A	18,200	262,808
	Barnes & Noble, Inc.	178,200	1,354,320
	Haverty Furniture Cos., Inc.	1,900	49,685
	Kirkland's, Inc. (a)	68,700	785,241
	Pier 1 Imports, Inc.	236,600	991,354
	Tilly's, Inc., Class A	200	2,398
			3,445,806
	Technology Hardware, Storage & Peripherals 0.0% ‡
	Intevac, Inc. (a)	13,800	116,610

	Textiles, Apparel & Luxury Goods 0.0% ‡
	Perry Ellis International, Inc. (a)	4,200	99,372

	Thrifts & Mortgage Finance 3.5%
	BofI Holding, Inc. (a)	17,400	495,378
	BSB Bancorp, Inc. (a)	200	5,990
	Charter Financial Corp.	22,000	407,660
	Dime Community Bancshares, Inc.	102,700	2,208,050
	Entegra Financial Corp. (a)	1,300	32,435
¤	Essent Group, Ltd. (a)	62,600	2,535,300
	Flagstar Bancorp, Inc. (a)	66,400	2,355,872
	HFF, Inc., Class A	40,500	1,602,180
	HomeStreet, Inc. (a)	24,700	666,900
	Meta Financial Group, Inc.	13,100	1,027,040
	SI Financial Group, Inc.	7,000	104,650
	Territorial Bancorp, Inc.	7,800	246,246
	United Community Financial Corp.	2,700	25,920
	United Financial Bancorp, Inc.	9,700	177,413
	Walker & Dunlop, Inc. (a)	9,700	507,601
			12,398,635
	Tobacco 0.5%
	Turning Point Brands, Inc. (a)	1,100	18,700
	Universal Corp.	33,700	1,931,010
			1,949,710
	Trading Companies & Distributors 1.3%
	DXP Enterprises, Inc. (a)	29,000	913,210
¤	Rush Enterprises, Inc. (a)
	Class A	53,800	2,490,402
	Class B	10,800	471,096
	Titan Machinery, Inc. (a)	47,200	733,016
	Univar, Inc. (a)	3,000	86,790
			4,694,514
	Water Utilities 0.7%
	Artesian Resources Corp., Class A	1,543	58,325
	California Water Service Group	6,200	236,530
	SJW Corp.	38,400	2,173,440
			2,468,295
	Total Common Stocks (Cost $313,512,315)		356,492,737

	Exchange-Traded Funds 0.2%
	iShares Russell 2000 ETF	4,439	657,771

	Total Exchange-Traded Funds (Cost $627,370)		657,771

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $312,561 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 11/15/23, with a Principal Amount of $305,000 and a Market Value of $320,657)	$312,558	312,558
Total Short-Term Investment (Cost $312,558)		312,558
Total Investments (Cost $314,452,243)	100.0%	357,463,066
Other Assets, Less Liabilities	(0.0)‡	(171,872)
Net Assets	100.0%	$357,291,194

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, the total market value of fair valued security was $2,238,612, which represented 0.6% of the Portfolio's net assets.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$354,254,125	$2,238,612	$—	$356,492,737
Exchange-Traded Funds	657,771	—	—	657,771
Short-Term Investment
Repurchase Agreement	—	312,558	—	312,558
Total Investments in Securities	$354,911,896	$2,551,170	$—	$357,463,066

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, certain equity securities with a market value of $2,238,612 held by the Portfolio as of December 31, 2016, transferred from Level 1 to Level 2 due to these securities being fair valued at period end by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

	Principal Amount	Value
Corporate Bonds 0.2% †
Technology Hardware, Storage & Peripherals 0.2%
Western Digital Corp. 10.50%, due 4/1/24	$1,186,000	$1,393,550

Total Corporate Bond (Cost $1,180,842)		1,393,550

		Shares	Value
	Common Stocks 96.3%
	Aerospace & Defense 1.8%
	Boeing Co.	52,800	13,422,288
	United Technologies Corp.	8,600	998,288
			14,420,576
	Air Freight & Logistics 1.4%
	C.H. Robinson Worldwide, Inc.	16,700	1,270,870
	United Parcel Service, Inc., Class B	80,900	9,715,281
			10,986,151
	Airlines 0.7%
	Delta Air Lines, Inc.	56,000	2,700,320
	Southwest Airlines Co.	52,500	2,938,950
			5,639,270
	Auto Components 0.7%
	Adient PLC	68,800	5,778,512

	Automobiles 0.3%
	Ford Motor Co.	208,300	2,493,351

	Banks 12.6%
	Bank of America Corp.	89,400	2,265,396
	Citigroup, Inc.	180,900	13,158,666
	Fifth Third Bancorp	366,900	10,265,862
¤	JPMorgan Chase & Co.	307,400	29,359,774
	KeyCorp	323,500	6,088,270
	PNC Financial Services Group, Inc.	58,400	7,870,568
	Royal Bank of Scotland Group PLC (a)	226,605	814,694
	U.S. Bancorp	207,700	11,130,643
¤	Wells Fargo & Co.	380,300	20,973,545
			101,927,418
	Beverages 1.5%
	Diageo PLC	112,031	3,682,480
	PepsiCo., Inc.	74,400	8,290,392
			11,972,872
	Biotechnology 1.1%
	Gilead Sciences, Inc.	114,200	9,252,484

	Building Products 1.6%
	Johnson Controls International PLC	314,404	12,667,337

	Capital Markets 6.7%
	Ameriprise Financial, Inc.	58,900	8,747,239
	Bank of New York Mellon Corp.	133,800	7,094,076
¤	Morgan Stanley	362,600	17,466,442
	Northern Trust Corp.	73,100	6,720,083
¤	State Street Corp.	149,800	14,311,892
			54,339,732
	Chemicals 3.0%
	Akzo Nobel N.V.	18,673	1,724,079
	CF Industries Holdings, Inc.	219,100	7,703,556
¤	DowDuPont, Inc.	215,137	14,893,935
			24,321,570
	Commercial Services & Supplies 0.1%
	Stericycle, Inc. (a)	14,900	1,067,138

	Communications Equipment 3.0%
	Cisco Systems, Inc.	320,400	10,775,052
	Harris Corp.	101,089	13,311,400
			24,086,452
	Construction Materials 0.7%
	Vulcan Materials Co.	47,900	5,728,840

	Consumer Finance 0.3%
	American Express Co.	30,900	2,795,214

	Containers & Packaging 1.0%
	International Paper Co.	140,300	7,971,846

	Diversified Telecommunication Services 2.7%
	CenturyLink, Inc.	144,200	2,725,380
	Telefonica S.A.	304,965	3,313,148
¤	Verizon Communications, Inc.	319,675	15,820,716
			21,859,244
	Electric Utilities 4.6%
	Edison International	95,400	7,362,018
	Exelon Corp.	157,500	5,933,025
	PG&E Corp.	149,300	10,165,837
	Southern Co.	247,820	12,177,875
	Westar Energy, Inc.	2,799	138,830
	Xcel Energy, Inc.	37,329	1,766,408
			37,543,993
	Electrical Equipment 1.0%
	Emerson Electric Co.	125,400	7,880,136

	Electronic Equipment, Instruments & Components 0.4%
	TE Connectivity, Ltd.	38,200	3,172,892

	Equity Real Estate Investment Trusts 2.1%
	Equity Residential	76,200	5,023,866
	Rayonier, Inc.	220,129	6,359,527
	Weyerhaeuser Co.	162,100	5,516,263
			16,899,656
	Food & Staples Retailing 1.0%
	Wal-Mart Stores, Inc.	103,800	8,110,932

	Food Products 2.6%
	Archer-Daniels-Midland Co.	174,400	7,413,744
	Hershey Co.	6,300	687,771
	Kellogg Co.	48,700	3,037,419
	Tyson Foods, Inc., Class A	139,000	9,792,550
			20,931,484
	Health Care Equipment & Supplies 1.9%
	Becton Dickinson & Co.	31,200	6,113,640
	Medtronic PLC	115,300	8,966,881
			15,080,521
	Health Care Providers & Services 1.6%
	Anthem, Inc.	68,208	12,951,335

	Hotels, Restaurants & Leisure 1.0%
	Las Vegas Sands Corp.	123,578	7,928,764

	Household Products 0.7%
	Kimberly-Clark Corp.	49,600	5,836,928

	Industrial Conglomerates 1.0%
	General Electric Co.	323,300	7,817,394

	Insurance 6.5%
	American International Group, Inc.	134,300	8,244,677
	Brighthouse Financial, Inc. (a)	60,002	3,648,122
	Chubb, Ltd.	40,341	5,750,610
	Loews Corp.	249,100	11,921,926
	Marsh & McLennan Cos., Inc.	65,400	5,481,174
	MetLife, Inc.	231,800	12,042,010
	Willis Towers Watson PLC	20,437	3,151,998
	XL Group, Ltd.	58,900	2,323,605
			52,564,122
	Leisure Products 0.5%
	Mattel, Inc.	243,100	3,763,188

	Machinery 2.1%
	Flowserve Corp.	97,005	4,131,443
	Illinois Tool Works, Inc.	50,900	7,531,164
	Pentair PLC	73,400	4,988,264
			16,650,871
	Media 3.7%
	Comcast Corp., Class A	261,100	10,047,128
	News Corp., Class A	486,500	6,450,990
	Time Warner, Inc.	3,700	379,065
	Twenty-First Century Fox, Inc., Class B	409,800	10,568,742
	Walt Disney Co.	25,100	2,474,107
			29,920,032
	Metals & Mining 0.6%
	Nucor Corp.	81,000	4,539,240

	Multi-Utilities 1.0%
	NiSource, Inc.	317,100	8,114,589

	Multiline Retail 0.8%
	Kohl's Corp.	126,400	5,770,160
	Macy's, Inc.	52,100	1,136,822
			6,906,982
	Oil, Gas & Consumable Fuels 9.8%
	Apache Corp.	138,160	6,327,728
	Canadian Natural Resources, Ltd.	95,700	3,204,993
	Chevron Corp.	76,700	9,012,250
	EQT Corp.	17,770	1,159,315
¤	Exxon Mobil Corp.	258,000	21,150,840
	Hess Corp.	185,800	8,712,162
	Occidental Petroleum Corp.	146,800	9,426,028
	Royal Dutch Shell PLC, Class A, Sponsored ADR	31,700	1,920,386
¤	TOTAL S.A.	294,704	15,828,983
	Transcanada Corp.	41,500	2,051,345
			78,794,030
	Personal Products 0.4%
	Coty, Inc., Class A	200,793	3,319,108

	Pharmaceuticals 6.3%
	Bristol-Myers Squibb Co.	118,200	7,534,068
	GlaxoSmithKline PLC	266,340	5,312,389
	GlaxoSmithKline PLC, Sponsored ADR	61,400	2,492,840
¤	Johnson & Johnson	120,100	15,614,201
	Merck & Co., Inc.	117,500	7,523,525
	Pfizer, Inc.	354,800	12,666,360
			51,143,383
	Semiconductors & Semiconductor Equipment 3.4%
	Analog Devices, Inc.	26,500	2,283,505
	Applied Materials, Inc.	151,400	7,886,426
	QUALCOMM, Inc.	234,100	12,135,744
	Texas Instruments, Inc.	57,300	5,136,372
			27,442,047
	Software 2.1%
	CA, Inc.	41,900	1,398,622
¤	Microsoft Corp.	212,400	15,821,676
			17,220,298
	Specialty Retail 0.2%
	L Brands, Inc.	41,400	1,722,654

	Technology Hardware, Storage & Peripherals 0.9%
	Apple, Inc.	16,400	2,527,568
	Hewlett Packard Enterprise Co.	74,800	1,100,308
	Western Digital Corp.	39,000	3,369,600
			6,997,476
	Tobacco 0.6%
	Philip Morris International, Inc.	46,973	5,214,473

	Wireless Telecommunication Services 0.3%
	Vodafone Group PLC	740,136	2,070,840

	Total Common Stocks (Cost $640,663,384)		777,845,375

	Convertible Preferred Stocks 1.6%
	Electric Utilities 0.7%
	Nextera Energy, Inc. 6.123%	105,786	5,847,850

	Health Care Equipment & Supplies 0.7%
	Becton Dickinson & Co. Series A 6.125%	102,349	5,655,806

	Multi-Utilities 0.2%
	DTE Energy Co. 6.50%	23,834	1,297,761

	Total Convertible Preferred Stocks (Cost $11,483,172)		12,801,417

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $14,633,353 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $14,715,000 and a Market Value of $14,926,940)	$14,633,207	14,633,207
Total Short-Term Investment (Cost $14,633,207)		14,633,207
Total Investments (Cost $667,960,605)	99.9%	806,673,549
Other Assets, Less Liabilities	0.1	677,407
Net Assets	100.0%	$807,350,956

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$777,845,375	$—	$—	$777,845,375
Convertible Preferred Stocks	12,801,417	—	—	12,801,417
Long-Term Bonds
Corporate Bonds	—	1,393,550	—	1,393,550
Short-Term Investment
Repurchase Agreement	—	14,633,207	—	14,633,207
Total Investments in Securities	$790,646,792	$16,026,757	$—	$806,673,549

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Government Money Market Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.6% †
Government Agency Debt 54.8%
Federal Agricultural Mortgage Corp.
1.00%, due 10/16/17	$3,000,000	$2,998,737
1.00%, due 10/18/17	5,000,000	4,997,592
1.00%, due 10/23/17	10,000,000	9,993,767
Federal Farm Credit Bank
0.709%, due 10/2/17	5,000,000	4,999,903
1.00%, due 10/4/17	10,000,000	9,999,167
1.00%, due 10/18/17	19,200,000	19,190,933
1.00%, due 10/23/17	15,000,000	14,990,833
1.00%, due 10/27/17	10,000,000	9,992,778
1.17%, due 3/16/18	10,000,000	9,947,304
Federal Home Loan Bank
1.00%, due 10/11/17	5,900,000	5,898,345
1.00%, due 10/17/17	4,351,000	4,349,076
1.00%, due 10/23/17	15,000,000	14,990,604
1.00%, due 10/24/17	15,000,000	14,990,177
1.00%, due 10/25/17	10,000,000	9,993,233
1.01%, due 11/7/17	2,000,000	1,997,883
1.02%, due 11/13/17	10,000,000	9,987,817
1.02%, due 11/14/17	5,000,000	4,993,858
(1-month USD-LIBOR-BBA - 0.165%) 1.069%, due 11/15/17 (a)	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.
1.00%, due 10/4/17	11,000,000	10,999,097
1.01%, due 11/2/17	15,000,000	14,986,667
1.02%, due 11/22/17	13,500,000	13,480,597
Federal National Mortgage Association
1.00%, due 10/18/17	14,032,000	14,025,440
1.01%, due 11/1/17	15,000,000	14,987,083
1.01%, due 11/8/17	10,000,000	9,989,444
Tennessee Valley Authority
1.00%, due 10/3/17	15,000,000	14,999,166
1.00%, due 10/10/17	20,000,000	19,995,000
1.00%, due 10/17/17	15,000,000	14,993,300
Total Government Agency Debt (Cost $292,767,801)		292,767,801
Treasury Debt 17.7%
United States Treasury Bills
0.736%, due 10/5/17	10,000,000	9,998,932
0.931%, due 10/19/17	5,000,000	4,997,575
0.937%, due 10/12/17	10,000,000	9,997,063
0.949%, due 10/26/17	10,000,000	9,993,333
United States Treasury Notes
0.625%, due 6/30/18	5,000,000	4,978,811
0.75%, due 4/30/18	5,000,000	4,989,645
0.75%, due 7/31/18	5,000,000	4,977,800
0.875%, due 1/31/18	10,000,000	9,998,730
0.875%, due 3/31/18	5,000,000	4,995,941
0.75%, due 10/31/17	5,000,000	5,000,282
0.75%, due 12/31/17	5,000,000	4,997,706
0.75%, due 8/31/18	5,000,000	4,977,519
0.75%, due 9/30/18	5,000,000	4,974,242
0.875%, due 11/30/17	5,000,000	4,999,935
0.875%, due 5/31/18	5,000,000	4,990,326
Total Treasury Debt (Cost $94,867,840)		94,867,840
Treasury Repurchase Agreements 27.1%
Bank of America N.A. 1.05%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $25,002,188 (Collateralized by United States Treasury Note with a rate of 1.625% and a maturity date of 5/31/23, with a Principal Amount of $25,881,700 and a Market Value of $25,500,004)	25,000,000	25,000,000
Bank of Montreal 1.02%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $50,004,250 (Collateralized by United States Treasury securities with rates between 0.875% and 3.875% and maturity dates between 10/15/17 and 8/15/44, with a Principal Amount of $50,357,800 and a Market Value of $51,000,078)	50,000,000	50,000,000
RBC Capital Markets 1.02%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $25,002,125 (Collateralized by United States Treasury securities with rates between 0.625% and 2.75% and maturity dates between 7/15/21 and 2/15/24, with a Principal Amount of $22,947,000 and a Market Value of $25,500,068)	25,000,000	25,000,000
Toronto Dominion Bank 1.04%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $44,573,863 (Collateralized by United States Treasury Note with a rate of 2.50% and a maturity date of 5/15/24, with a Principal Amount of $43,973,500 and a Market Value of $45,461,434)	44,570,000	44,570,000
Total Treasury Repurchase Agreements (Cost $144,570,000)		144,570,000
Total Short-Term Investments (Amortized Cost $532,205,641)	99.6%	532,205,641
Other Assets, Less Liabilities	0.4	2,097,430
Net Assets	100.0%	$534,303,071

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$—	$292,767,801	$—	$292,767,801
Treasury Debt	—	94,867,840	—	94,867,840
Treasury Repurchase Agreements	—	144,570,000	—	144,570,000
Total Investments in Securities	$—	$532,205,641	$—	$532,205,641

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2017, the Portfolio did not have any transfers among levels.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.5% †
	Asset-Backed Securities 0.1%
	Home Equity 0.0% ‡
	First NLC Trust Series 2007-1, Class A1 1.304% (1-month USD-LIBOR-BBA + 0.07%), due 8/25/37 (a)(b)		$79,695	$50,647
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 1.284% (1-month USD-LIBOR-BBA + 0.05%), due 11/25/36 (b)		20,835	10,423
	Morgan Stanley ABS Capital I Trust (b)
	Series 2006-HE6, Class A2B 1.334% (1-month USD-LIBOR-BBA + 0.10%), due 9/25/36		75,212	37,182
	Series 2006-HE8, Class A2B 1.334% (1-month USD-LIBOR-BBA + 0.10%), due 10/25/36		38,009	22,286
	Series 2007-HE4, Class A2A 1.344% (1-month USD-LIBOR-BBA + 0.11%), due 2/25/37		20,661	10,055
	Series 2007-NC2, Class A2FP 1.384% (1-month USD-LIBOR-BBA + 0.15%), due 2/25/37		77,262	49,795
	Soundview Home Equity Loan Trust (b)
	Series 2007-OPT1, Class 2A1 1.314% (1-month USD-LIBOR-BBA + 0.08%), due 6/25/37		77,317	52,667
	Series 2006-EQ2, Class A2 1.344% (1-month USD-LIBOR-BBA + 0.11%), due 1/25/37		46,201	33,648
				266,703
	Other ABS 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 1.294% (1-month USD-LIBOR-BBA + 0.06%), due 10/25/36 (b)		12,442	12,394
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 1.364% (1-month USD-LIBOR-BBA + 0.13%), due 4/25/37 (b)		2,732	2,731
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 1.334% (1-month USD-LIBOR-BBA + 0.10%), due 4/25/37 (b)		761	534
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.334% (1-month USD-LIBOR-BBA + 0.10%), due 3/25/47 (b)		30,580	20,335
	Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2A 1.324% (1-month USD-LIBOR-BBA + 0.09%), due 5/25/37 (b)		88,370	61,691
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 1.344% (1-month USD-LIBOR-BBA + 0.11%), due 9/25/37 (b)		525,998	252,542
				350,227
	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.509%, due 5/25/29 (b)		131,717	128,797
	Total Asset-Backed Securities (Cost $997,209)			745,727

	Convertible Bonds 0.2%
	Health Care - Products 0.1%
	Danaher Corp. (zero coupon), due 1/22/21		266,000	872,314

	Health Care - Services 0.0% ‡
	Anthem, Inc. 2.75%, due 10/15/42		160,000	416,000

	Internet 0.1%
	Priceline Group, Inc. 1.00%, due 3/15/18		305,000	590,365

	Pharmaceuticals 0.0% ‡
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	267,344

	Real Estate Investment Trusts 0.0% ‡
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)		250,000	324,844

	Software 0.0% ‡
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	267,306
	Total Convertible Bonds (Cost $1,744,383)			2,738,173

	Corporate Bonds 77.5%
	Advertising 0.1%
	Lamar Media Corp. 5.00%, due 5/1/23 (c)		900,000	932,625

	Aerospace & Defense 0.5%
	Boeing Co. 2.125%, due 3/1/22		2,400,000	2,402,280
	Orbital ATK, Inc. 5.50%, due 10/1/23 (c)		2,885,000	3,083,344
				5,485,624
	Agriculture 1.0%
	Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,564,888
	Philip Morris International, Inc. 1.625%, due 2/21/19		6,500,000	6,495,515
				11,060,403
	Airlines 1.3%
	American Airlines Pass-Through Trust
	Series 2015-2, Class AA 3.60%, due 3/22/29		928,979	957,823
	Series 2015-2, Class A 4.00%, due 3/22/29		928,983	968,465
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		615,097	676,607
	Series 2003-ERJ1 7.875%, due 1/2/20		43,316	44,128
	Series 2004-ERJ1 9.558%, due 3/1/21		7,323	7,726
	Series 2005-ERJ1 9.798%, due 10/1/22		333,574	366,098
	Delta Air Lines, Inc.
	Series 2011-1, Class A 5.30%, due 10/15/20		178,586	186,176
	Series 2010-1, Class A 6.20%, due 1/2/20		39,588	40,776
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		4,744,102	5,176,290
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,410,301	1,593,640
	Series 2010-1, Class A 6.25%, due 10/22/24		1,010,866	1,134,697
	UAL Pass Through Trust Series 2007-1 6.636%, due 1/2/24		2,047,790	2,232,091
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		1,419,514	1,472,746
				14,857,263
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21		2,185,000	2,279,120

	Auto Manufacturers 2.5%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (a)		5,000,000	5,020,751
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	300,649
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	60,851
	7.45%, due 7/16/31		614,000	795,190
	8.90%, due 1/15/32		135,000	184,250
	Ford Motor Credit Co. LLC
	2.681%, due 1/9/20		5,675,000	5,720,890
	8.125%, due 1/15/20		1,584,000	1,784,043
	General Motors Co. 5.15%, due 4/1/38		1,595,000	1,635,338
	General Motors Financial Co., Inc.
	3.45%, due 4/10/22		4,000,000	4,065,723
	5.25%, due 3/1/26		652,000	707,783
¤	Toyota Motor Credit Corp.
	1.25%, due 10/5/17		4,924,000	4,923,971
	1.95%, due 4/17/20		4,300,000	4,301,568
				29,501,007
	Auto Parts & Equipment 0.5%
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (a)		2,195,000	2,263,594
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (a)		3,380,000	3,553,225
				5,816,819
	Banks 15.3%
¤	Bank of America Corp.
	1.131%, due 5/6/19 (b)	EUR	1,000,000	1,202,501
	3.248%, due 10/21/27		$7,705,000	7,550,619
	3.50%, due 4/19/26		6,165,000	6,267,798
	3.705% (3-month USD-LIBOR-BBA + 1.512%), due 4/24/28 (b)		1,695,000	1,721,739
	5.125% (3-month USD-LIBOR-BBA + 3.387%), due 12/29/49 (b)		2,010,000	2,052,773
	5.625%, due 7/1/20		1,390,000	1,513,905
	5.875%, due 2/7/42		465,000	596,046
	6.11%, due 1/29/37		1,438,000	1,797,987
	6.30% (3-month USD-LIBOR-BBA + 4.553%), due 12/29/49 (b)		1,810,000	2,045,300
	7.625%, due 6/1/19		4,685,000	5,112,774
	8.57%, due 11/15/24		455,000	583,998
	Bank of New York Mellon Corp. (b)
	2.661% (3-month USD-LIBOR-BBA + 0.634%), due 5/16/23 (c)		3,715,000	3,730,423
	4.625% (3-month USD-LIBOR-BBA + 3.131%), due 12/29/49		3,740,000	3,815,548
	Barclays Bank PLC 5.14%, due 10/14/20		4,249,000	4,544,614
	Barclays PLC 5.20%, due 5/12/26		1,610,000	1,718,923
	BB&T Corp. 2.75%, due 4/1/22		4,790,000	4,879,538
	Capital One Financial Corp.
	4.20%, due 10/29/25		470,000	482,974
	5.55% (3-month USD-LIBOR-BBA + 3.80%), due 12/29/49 (b)		2,365,000	2,468,469
	CIT Group, Inc. 3.875%, due 2/19/19		810,000	825,188
¤	Citigroup, Inc.
	2.50%, due 7/29/19		2,540,000	2,561,269
	3.668% (3-month USD-LIBOR-BBA + 1.39%), due 7/24/28 (b)		3,300,000	3,332,319
	5.50%, due 9/13/25		2,710,000	3,041,604
	6.30% (3-month USD-LIBOR-BBA + 3.423%), due 12/29/49 (b)		4,290,000	4,654,650
	Citizens Bank N.A. 2.55%, due 5/13/21		1,145,000	1,149,791
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (a)		1,450,000	1,510,325
	4.30%, due 12/3/25		2,550,000	2,669,323
	Discover Bank
	7.00%, due 4/15/20		1,005,000	1,108,413
	8.70%, due 11/18/19		420,000	469,312
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		2,100,000	2,109,076
	3.50%, due 11/16/26		2,600,000	2,607,044
	3.625%, due 1/22/23		2,813,000	2,914,579
	3.85%, due 1/26/27		2,700,000	2,758,494
	5.25%, due 7/27/21		1,900,000	2,087,748
	6.75%, due 10/1/37		1,828,000	2,411,665
	7.50%, due 2/15/19		2,535,000	2,722,613
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,910,000	4,008,887
¤	JPMorgan Chase & Co.
	3.54% (3-month USD-LIBOR-BBA + 1.38%), due 5/1/28 (b)		6,265,000	6,322,083
	6.125% (3-month USD-LIBOR-BBA + 3.33%), due 12/29/49 (b)		2,660,000	2,929,325
	6.40%, due 5/15/38		920,000	1,225,760
¤	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19		9,435,000	9,424,196
¤	Morgan Stanley
	3.591% (3-month USD-LIBOR-BBA + 1.34%), due 7/22/28 (b)		1,645,000	1,651,129
	3.875%, due 1/27/26		400,000	415,276
	4.30%, due 1/27/45		1,140,000	1,195,027
	4.35%, due 9/8/26		1,810,000	1,894,903
	4.875%, due 11/1/22		1,931,000	2,092,762
	5.00%, due 11/24/25		3,840,000	4,208,543
	5.45% (3-month USD-LIBOR-BBA + 3.61%), due 12/31/49 (b)		2,600,000	2,681,250
	6.375%, due 7/24/42		205,000	275,624
	7.30%, due 5/13/19		9,455,000	10,234,901
	PNC Bank N.A. 1.70%, due 12/7/18		3,530,000	3,525,991
	Royal Bank of Canada 2.50%, due 1/19/21		3,860,000	3,893,916
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		3,589,000	3,818,578
	6.00%, due 12/19/23		205,000	226,713
	6.125%, due 12/15/22 (c)		970,000	1,067,045
	Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,030,000	2,076,611
	Toronto-Dominion Bank 1.80%, due 7/13/21		4,695,000	4,624,115
	US Bancorp 2.20%, due 4/25/19		2,385,000	2,399,670
	US Bank N.A.
	1.40%, due 4/26/19		2,615,000	2,600,834
	2.00%, due 1/24/20		2,500,000	2,506,733
	Wachovia Corp. 5.50%, due 8/1/35		655,000	771,577
	Wells Fargo & Co.
	3.00%, due 10/23/26		1,640,000	1,603,676
	4.90%, due 11/17/45		115,000	128,276
	5.375%, due 11/2/43		775,000	911,276
	5.875% (3-month USD-LIBOR-BBA + 3.99%), due 12/29/49 (b)		595,000	662,235
	5.90% (3-month USD-LIBOR-BBA + 3.11%), due 12/29/49 (b)		3,270,000	3,560,213
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		300,000	375,861
	Wells Fargo Capital X 5.95%, due 12/1/86		1,925,000	2,165,625
				176,497,953
	Beverages 2.7%
	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26		4,185,000	4,329,434
	4.90%, due 2/1/46		2,000,000	2,259,135
	Constellation Brands, Inc.
	3.70%, due 12/6/26		915,000	935,870
	4.25%, due 5/1/23		2,985,000	3,199,599
	4.75%, due 11/15/24		2,195,000	2,406,143
	Dr. Pepper Snapple Group, Inc. 3.20%, due 11/15/21		3,230,000	3,314,949
	Molson Coors Brewing Co.
	2.10%, due 7/15/21		3,129,000	3,085,245
	3.00%, due 7/15/26		4,720,000	4,590,411
	PepsiCo, Inc.
	1.35%, due 10/4/19		4,900,000	4,885,417
	1.55%, due 5/2/19		2,110,000	2,108,209
				31,114,412
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,741,836
	Gilead Sciences, Inc. 4.50%, due 2/1/45		2,000,000	2,148,971
				5,890,807
	Building Materials 1.4%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,630,000	4,856,319
	Masco Corp.
	4.375%, due 4/1/26		1,745,000	1,853,190
	7.125%, due 3/15/20		142,000	157,620
	Masonite International Corp. 5.625%, due 3/15/23 (a)		4,000,000	4,186,200
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)		4,290,000	4,559,412
	USG Corp. 5.50%, due 3/1/25 (a)		320,000	342,400
				15,955,141
	Chemicals 1.3%
	Air Liquide Finance S.A. (a)
	1.375%, due 9/27/19		2,780,000	2,747,816
	1.75%, due 9/27/21		1,895,000	1,852,012
	Ashland LLC 4.75%, due 8/15/22 (c)		2,525,000	2,667,031
	Braskem America Finance Co. 7.125%, due 7/22/41 (a)		2,025,000	2,298,375
	Dow Chemical Co. 8.55%, due 5/15/19		197,000	217,528
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,200,000	2,196,480
	W.R. Grace & Co. 5.125%, due 10/1/21 (a)		2,915,000	3,162,775
				15,142,017
	Commercial Services 0.8%
	IHS Markit, Ltd. 4.75%, due 2/15/25 (a)		2,105,000	2,252,350
	Service Corp. International
	5.375%, due 1/15/22		3,699,000	3,800,722
	5.375%, due 5/15/24		530,000	563,125
	United Rentals North America, Inc.
	5.50%, due 5/15/27		1,355,000	1,444,769
	5.875%, due 9/15/26		1,250,000	1,357,813
				9,418,779
	Computers 1.5%
¤	Apple, Inc.
	1.55%, due 2/8/19		4,970,000	4,971,547
	1.55%, due 8/4/21		1,620,000	1,588,172
	3.85%, due 8/4/46		1,170,000	1,182,688
	Dell International LLC / EMC Corp. 6.02%, due 6/15/26 (a)		625,000	694,094
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20		2,000,000	2,073,091
	International Business Machines Corp. 1.90%, due 1/27/20		3,255,000	3,259,171
	NCR Corp. 5.00%, due 7/15/22		3,545,000	3,624,763
				17,393,526
	Cosmetics & Personal Care 0.5%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,050,000	2,048,782
	Unilever Capital Corp. 1.80%, due 5/5/20		3,500,000	3,496,822
				5,545,604
	Diversified Financial Services 3.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		3,585,000	3,815,132
	Air Lease Corp.
	2.125%, due 1/15/20		2,215,000	2,211,504
	2.625%, due 7/1/22		2,155,000	2,139,543
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,175,000	3,222,625
	8.00%, due 11/1/31		2,565,000	3,308,593
	Discover Financial Services 3.85%, due 11/21/22		300,000	308,158
	GE Capital International Funding Co. 2.342%, due 11/15/20		7,300,000	7,376,845
	International Lease Finance Corp. 5.875%, due 4/1/19		1,385,000	1,458,957
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		560,000	570,341
	Protective Life Global Funding (a)
	1.555%, due 9/13/19		1,200,000	1,190,165
	2.161%, due 9/25/20		3,420,000	3,414,144
	Springleaf Finance Corp. 5.25%, due 12/15/19		1,140,000	1,186,740
	Synchrony Financial 4.50%, due 7/23/25		4,000,000	4,172,139
				34,374,886
	Electric 3.5%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		3,360,000	3,369,022
	Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,413,841
	Baltimore Gas & Electric Co. 2.40%, due 8/15/26		3,260,000	3,083,046
	CMS Energy Corp.
	3.875%, due 3/1/24		1,705,000	1,789,270
	5.05%, due 3/15/22		1,350,000	1,488,020
	6.25%, due 2/1/20		1,360,000	1,482,706
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,090,000	2,089,584
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)		1,494,000	1,678,691
	Entergy Arkansas, Inc. 3.50%, due 4/1/26		960,000	990,841
	FirstEnergy Transmission LLC (a)
	4.35%, due 1/15/25		1,675,000	1,773,020
	5.45%, due 7/15/44		2,370,000	2,752,884
	Florida Power & Light Co. 2.75%, due 6/1/23		2,155,000	2,190,365
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		1,455,000	1,551,907
	5.292%, due 6/15/22 (d)		795,000	875,199
	MidAmerican Energy Co. 3.10%, due 5/1/27		4,500,000	4,514,175
	Pacific Gas & Electric Co. 1.518% (3-month USD-LIBOR-BBA + 0.20%), due 11/30/17 (b)(c)		3,800,000	3,799,681
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,635,000	2,626,788
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	652,762
	WEC Energy Group, Inc. 3.428% (3-month USD-LIBOR-BBA + 2.1125%), due 5/15/67 (b)		1,860,340	1,785,908
				39,907,710
	Electronics 0.4%
	Honeywell International, Inc.
	1.40%, due 10/30/19		990,000	983,850
	5.375%, due 3/1/41		3,000,000	3,716,130
				4,699,980
	Entertainment 0.2%
	International Game Technology PLC 6.25%, due 2/15/22 (a)		2,595,000	2,868,773

	Environmental Controls 0.6%
	Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	4,048,611
	Waste Management, Inc.
	2.40%, due 5/15/23		505,000	499,167
	4.60%, due 3/1/21		1,800,000	1,931,434
				6,479,212
	Food 3.1%
	Ingredion, Inc. 3.20%, due 10/1/26		1,935,000	1,906,182
	J.M. Smucker Co. 1.75%, due 3/15/18		3,865,000	3,868,741
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		2,151,000	2,140,457
	Kraft Heinz Foods Co.
	4.875%, due 2/15/25 (a)		2,252,000	2,406,851
	5.00%, due 6/4/42		1,840,000	1,960,387
	Kroger Co. 1.50%, due 9/30/19		2,805,000	2,772,280
	Mondelez International Holdings Netherlands B.V. (a)
	1.625%, due 10/28/19		3,060,000	3,036,568
	2.00%, due 10/28/21		3,355,000	3,294,308
	Smithfield Foods, Inc. (a)
	2.70%, due 1/31/20		1,940,000	1,945,973
	3.35%, due 2/1/22		1,805,000	1,839,378
	Sysco Corp.
	3.25%, due 7/15/27		4,145,000	4,132,101
	3.30%, due 7/15/26		1,735,000	1,738,455
	Whole Foods Market, Inc. 5.20%, due 12/3/25		4,210,000	4,833,729
				35,875,410
	Food Services 0.3%
	Aramark Services, Inc. 4.75%, due 6/1/26		2,790,000	2,937,591

	Forest Products & Paper 0.6%
	Georgia-Pacific LLC
	5.40%, due 11/1/20 (a)		4,000,000	4,383,181
	8.00%, due 1/15/24		2,180,000	2,798,772
	International Paper Co. 7.30%, due 11/15/39		157,000	216,660
				7,398,613
	Gas 0.6%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25 (c)		500,000	513,750
	5.625%, due 5/20/24 (c)		2,754,000	2,902,027
	5.75%, due 5/20/27		350,000	357,875
	NiSource Finance Corp. 3.49%, due 5/15/27		2,600,000	2,631,713
				6,405,365
	Health Care - Products 1.8%
	Alere, Inc. 6.50%, due 6/15/20 (c)		1,969,000	2,000,996
	Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	5,786,753
	Becton Dickinson & Co.
	2.675%, due 12/15/19		4,575,000	4,629,930
	3.363%, due 6/6/24		2,245,000	2,265,945
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		3,605,000	3,603,086
	Stryker Corp. 2.625%, due 3/15/21		1,500,000	1,517,917
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,201,877
				21,006,504
	Health Care - Services 0.7%
	HCA, Inc. 5.875%, due 3/15/22		1,000,000	1,107,500
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		4,100,000	4,117,854
	UnitedHealth Group, Inc. 1.40%, due 10/15/17		2,820,000	2,819,850
				8,045,204
	Home Builders 2.4%
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24		800,000	874,000
	6.25%, due 12/15/21		1,150,000	1,266,438
	8.375%, due 5/15/18 (c)		885,000	920,400
	D.R. Horton, Inc.
	3.75%, due 3/1/19		3,905,000	3,978,270
	4.375%, due 9/15/22		3,350,000	3,573,626
	KB Home 8.00%, due 3/15/20 (c)		1,925,000	2,165,202
	Lennar Corp.
	4.50%, due 6/15/19		2,970,000	3,055,387
	4.50%, due 11/15/19		1,300,000	1,342,250
	6.95%, due 6/1/18		46,000	47,380
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,612,210
	5.625%, due 2/1/20		1,072,000	1,147,040
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,728,688
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19 (c)		4,230,000	4,319,887
				28,030,778
	Housewares 0.5%
	Newell Brands, Inc. 3.85%, due 4/1/23		6,000,000	6,303,611

	Insurance 4.2%
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,895,000	3,896,280
	Chubb Corp. 3.554% (3-month USD-LIBOR-BBA + 2.25%), due 3/29/67 (b)		2,495,000	2,481,277
	Jackson National Life Global Funding 2.20%, due 1/30/20 (a)		2,055,000	2,056,566
	Liberty Mutual Group, Inc. (a)
	4.25%, due 6/15/23		2,695,000	2,878,540
	7.80%, due 3/7/87		102,000	128,775
	10.75% (3-month USD-LIBOR-BBA + 7.12%), due 6/15/88 (b)		987,000	1,618,680
	Lincoln National Corp. 3.672% (3-month USD-LIBOR-BBA + 2.3575%), due 5/17/66 (b)		7,583,000	7,052,190
	Markel Corp. 5.00%, due 4/5/46		2,600,000	2,809,526
	MassMutual Global Funding II (a)
	2.10%, due 8/2/18		1,400,000	1,405,874
	2.50%, due 10/17/22		3,670,000	3,675,240
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (a)		2,630,000	2,623,224
	Oil Insurance, Ltd. 4.317% (3-month USD-LIBOR-BBA + 2.982%), due 12/29/49 (a)(b)		1,648,000	1,571,780
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (a)		986,000	1,619,427
	Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,025,000	2,047,664
	Principal Life Global Funding II 2.375%, due 11/21/21 (a)		5,550,000	5,514,553
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,319,702
	Prudential Financial, Inc. 5.625% (3-month USD-LIBOR-BBA + 3.92%), due 6/15/43 (b)		1,245,000	1,357,050
	Voya Financial, Inc.
	2.90%, due 2/15/18		173,000	173,752
	3.65%, due 6/15/26		410,000	410,976
	XLIT, Ltd. 4.45%, due 3/31/25		2,665,000	2,728,960
				48,370,036
	Internet 2.1%
	Amazon.com, Inc. 1.20%, due 11/29/17		4,850,000	4,849,149
	Match Group, Inc. 6.75%, due 12/15/22		1,760,000	1,817,200
	Priceline Group, Inc. 3.60%, due 6/1/26		3,935,000	4,000,845
	Tencent Holdings, Ltd. 3.80%, due 2/11/25 (a)		5,450,000	5,706,427
	VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,789,275
	Zayo Group LLC / Zayo Capital, Inc. 5.75%, due 1/15/27 (a)		3,800,000	4,028,000
				24,190,896
	Iron & Steel 1.0%
	AK Steel Corp. 7.625%, due 10/1/21 (c)		2,860,000	2,974,400
	ArcelorMittal
	6.75%, due 2/25/22		1,575,000	1,805,344
	7.50%, due 10/15/39		1,500,000	1,800,000
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,184,000
	Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,154,466
				11,918,210
	Leisure Time 0.1%
	NCL Corp., Ltd. 4.75%, due 12/15/21 (a)		1,000,000	1,037,500
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		600,000	614,770
				1,652,270
	Lodging 0.8%
	Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	1,091
	Marriott International, Inc.
	6.75%, due 5/15/18		185,000	190,647
	7.15%, due 12/1/19		1,334,000	1,473,141
	MGM Resorts International (c)
	6.00%, due 3/15/23		2,300,000	2,535,750
	8.625%, due 2/1/19		475,000	511,813
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		3,080,000	3,122,915
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (a)		1,150,000	1,184,500
				9,019,857
	Machinery - Diversified 0.4%
	CNH Industrial Capital LLC 4.875%, due 4/1/21 (c)		4,355,000	4,627,188

	Media 2.3%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (a)		4,400,000	4,669,500
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22		2,770,000	2,930,733
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22 (c)		1,385,000	1,426,550
	Comcast Corp. 3.40%, due 7/15/46		2,050,000	1,889,473
	DISH DBS Corp. 4.25%, due 4/1/18 (c)		2,500,000	2,518,750
	Sky PLC 3.75%, due 9/16/24 (a)		3,060,000	3,139,609
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	919,521
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (a)		5,335,000	5,548,400
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (a)		2,985,000	3,137,981
	Walt Disney Co. 0.875%, due 7/12/19		980,000	965,131
				27,145,648
	Mining 0.6%
	Aleris International, Inc. 7.875%, due 11/1/20		21,000	21,000
	Anglo American Capital PLC 4.125%, due 4/15/21 (a)		3,300,000	3,426,555
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)		3,405,000	3,828,923
				7,276,478
	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc. (a)
	5.00%, due 3/15/22		1,860,000	1,920,450
	5.375%, due 9/15/24		2,100,000	2,207,625
	Bombardier, Inc. 6.00%, due 10/15/22 (a)		945,000	914,287
	Siemens Financieringsmaatschappij N.V. (a)
	2.15%, due 5/27/20		1,480,000	1,487,280
	2.70%, due 3/16/22		2,485,000	2,517,596
	Textron Financial Corp. 3.05% (3-month USD-LIBOR-BBA + 1.735%), due 2/15/67 (a)(b)		3,720,000	3,255,000
				12,302,238
	Oil & Gas 2.3%
	Anadarko Petroleum Corp. TBD, due 10/10/36		6,555,000	2,757,847
	Andeavor 5.125%, due 12/15/26 (a)		1,600,000	1,755,744
	Chevron Corp. 1.686%, due 2/28/19		2,330,000	2,330,713
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,576,270
¤	Petrobras Global Finance B.V. 7.375%, due 1/17/27		7,330,000	8,070,330
	Petroleos Mexicanos 6.75%, due 9/21/47 (a)		6,610,000	7,032,379
				26,523,283
	Packaging & Containers 0.9%
	Ball Corp. 5.00%, due 3/15/22		4,240,000	4,589,800
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,500,000	1,578,750
	Sealed Air Corp. (a)
	4.875%, due 12/1/22		1,875,000	1,994,531
	5.50%, due 9/15/25		1,260,000	1,386,000
	WestRock MWV LLC 7.375%, due 9/1/19		900,000	985,312
				10,534,393
	Pharmaceuticals 1.6%
	Allergan Funding SCS 3.45%, due 3/15/22		4,165,000	4,318,744
	Eli Lilly & Co. 2.35%, due 5/15/22		1,700,000	1,702,714
	Johnson & Johnson 2.25%, due 3/3/22		4,100,000	4,140,138
	Novartis Capital Corp. 1.80%, due 2/14/20		2,850,000	2,850,949
	Pfizer, Inc. 1.20%, due 6/1/18		5,650,000	5,643,173
				18,655,718
	Pipelines 0.8%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20		3,249,000	3,305,857
	MPLX, L.P. 4.125%, due 3/1/27		1,780,000	1,812,356
	Spectra Energy Partners, L.P.
	3.375%, due 10/15/26		2,100,000	2,083,596
	4.75%, due 3/15/24		818,000	890,085
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19		750,000	757,500
	5.25%, due 5/1/23		950,000	969,000
				9,818,394
	Private Equity 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.00%, due 8/1/20		1,945,000	2,007,143

	Real Estate Investment Trusts 1.4%
	Crown Castle International Corp. 3.40%, due 2/15/21		4,290,000	4,416,810
	Equinix, Inc.
	5.75%, due 1/1/25		2,000,000	2,152,500
	5.875%, due 1/15/26		2,275,000	2,499,656
	ESH Hospitality, Inc. 5.25%, due 5/1/25 (a)		5,145,000	5,318,644
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	336,427
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (a)		575,000	583,625
	5.75%, due 8/15/24		1,060,000	1,093,125
	6.00%, due 8/15/23		340,000	359,975
				16,760,762
	Regional (State & Province) 0.7%
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18		7,730,000	7,712,066

	Retail 2.2%
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	851,750
	AutoZone, Inc. 3.75%, due 6/1/27		2,735,000	2,760,433
	Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	2,059,268
	Dollar General Corp. 3.25%, due 4/15/23		4,115,000	4,205,533
	Home Depot, Inc. 2.125%, due 9/15/26		2,415,000	2,267,837
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	3,006,974
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,381,926
	Starbucks Corp. 2.45%, due 6/15/26		2,950,000	2,836,075
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24 (c)		4,515,000	4,537,575
	5.75%, due 3/1/25		105,000	103,950
				25,011,321
	Semiconductors 1.0%
	NXP B.V. / NXP Funding LLC (a)
	4.625%, due 6/15/22		1,755,000	1,877,850
	4.625%, due 6/1/23		1,065,000	1,144,875
	Qorvo, Inc.
	6.75%, due 12/1/23		2,500,000	2,722,250
	7.00%, due 12/1/25		1,700,000	1,942,250
	Sensata Technologies B.V. 5.00%, due 10/1/25 (a)		3,890,000	4,100,254
				11,787,479
	Software 1.8%
	First Data Corp. 7.00%, due 12/1/23 (a)		1,714,000	1,830,209
¤	Microsoft Corp.
	1.10%, due 8/8/19		4,635,000	4,593,672
	1.85%, due 2/6/20		4,520,000	4,538,607
	MSCI, Inc. 5.75%, due 8/15/25 (a)		4,005,000	4,370,456
	Oracle Corp.
	2.65%, due 7/15/26		1,920,000	1,885,958
	4.30%, due 7/8/34		935,000	1,021,733
	PTC, Inc. 6.00%, due 5/15/24		2,569,000	2,768,098
				21,008,733
	Special Purpose Entity 0.3%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,260,000	3,237,276

	Telecommunications 3.2%
	AT&T, Inc. 3.20%, due 3/1/22		4,275,000	4,359,821
	CommScope Technologies LLC 5.00%, due 3/15/27 (a)		1,600,000	1,604,000
	CommScope, Inc. 5.00%, due 6/15/21 (a)		1,563,000	1,602,075
	Crown Castle Towers LLC 6.113%, due 1/15/40 (a)		2,200,000	2,350,667
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26		540,000	561,600
	6.50%, due 6/15/19		900,000	957,375
	Rogers Communications, Inc. 3.625%, due 12/15/25		4,995,000	5,091,074
	Sprint Capital Corp.
	6.90%, due 5/1/19		1,043,000	1,112,099
	8.75%, due 3/15/32		895,000	1,144,481
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (a)		2,265,000	2,298,975
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		1,200,000	1,264,500
	6.125%, due 1/15/22		3,050,000	3,172,000
	6.50%, due 1/15/26		1,235,000	1,363,131
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		2,320,000	2,976,096
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,945,660
	5.462%, due 2/16/21		279,000	305,806
	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,689,074
	5.15%, due 9/15/23		1,722,000	1,930,306
				36,728,740
	Textiles 0.3%
	Cintas Corp. No 2 2.90%, due 4/1/22		3,805,000	3,876,244

	Trucking & Leasing 0.4%
	Aviation Capital Group Corp. 2.875%, due 1/20/22 (a)		4,900,000	4,900,828

	Total Corporate Bonds (Cost $877,212,591)			896,289,938

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	678,578

	Total Foreign Bonds (Cost $658,900)			678,578

	Foreign Government Bonds 0.4%
	Sovereign 0.4%
	Portugal Government International Bond 5.125%, due 10/15/24 (a)		$4,870,000	5,167,800

	Total Foreign Government Bonds (Cost $4,989,200)			5,167,800

	Loan Assignments 16.2% (e)
	Advertising 1.0%
	Allied Universal Holdco LLC 2015 Term Loan 5.083%, due 7/28/22		3,078,125	3,071,713
	Outfront Media Capital LLC 2017 Term Loan B 3.487%, due 3/18/24		5,362,500	5,390,272
	USAGM HoldCo LLC 2015 2nd Lien Term Loan 9.811%, due 7/28/23		3,125,000	3,117,188
				11,579,173
	Auto Manufacturers 0.3%
	Navistar International Corp. 2017 Term Loan B 5.24%, due 8/7/20		2,947,500	2,967,151

	Auto Parts & Equipment 0.2%
	TI Group Automotive Systems LLC 2015 USD Term Loan 3.985%, due 6/30/22		2,670,500	2,673,838

	Building Materials 0.9%
	Builders FirstSource, Inc. 2017 Term Loan B 4.333%, due 2/29/24		1,984,925	1,987,819
	Forterra Finance LLC 2017 Term Loan B 4.235%, due 10/25/23		3,688,469	3,116,756
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.985%, due 11/15/23		4,888,062	4,879,406
				9,983,981
	Chemicals, Plastics & Rubber 0.4%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.333%, due 6/1/24		4,465,098	4,485,562

	Commercial Services 1.5%
	Electro Rent Corp. 1st Lien Term Loan 6.272%, due 1/19/24		2,382,000	2,396,144
	Global Payments, Inc. Term Loan B2 3.235%, due 4/22/23		1,870,600	1,875,017
	KAR Auction Services, Inc. Term Loan B4 3.625%, due 3/11/21		1,596,508	1,603,161
	Neff Rental LLC 2nd Lien Term Loan 7.664%, due 6/9/21		3,388,246	3,389,659
	ServiceMaster Co. 2016 Term Loan B 3.735%, due 11/8/23		4,401,738	4,413,657
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.333%, due 7/14/23		3,960,075	3,989,776
				17,667,414
	Computers 0.3%
	Tempo Acquisition LLC Term Loan 4.235%, due 5/1/24		3,162,075	3,162,733

	Diversified/Conglomerate Service 0.2%
	Vantiv LLC
	2017 Term Loan B4 TBD, due 8/7/24		2,186,395	2,187,761
	2017 Term Loan B1 TBD, due 9/18/24		613,605	613,452
				2,801,213
	Entertainment 0.3%
	Regal Cinemas Corp. 2017 Term Loan 3.235%, due 4/1/22		3,502,422	3,482,479

	Environmental Controls 0.3%
	GFL Environmental, Inc. USD Term Loan B 4.083%, due 9/29/23		3,960,000	3,977,325

	Food 0.2%
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.49%, due 5/24/24		2,643,375	2,647,340

	Food - Wholesale 0.8%
	Pinnacle Foods Finance LLC 2017 Term Loan B 3.232%, due 2/2/24		4,009,700	4,016,216
	U.S. Foods, Inc. 2016 Term Loan B 3.985%, due 6/27/23		5,209,063	5,238,624
				9,254,840
	Gaming 0.1%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 5.235%, due 10/13/23		992,500	999,199

	Hand & Machine Tools 0.3%
	Milacron LLC Amended Term Loan B 4.235%, due 9/28/23		3,548,188	3,561,493

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 5.083%, due 6/30/21		4,116,713	4,124,859

	Health Care - Services 0.4%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.333%, due 6/7/23		4,182,421	4,209,142

	Health Services 1.1%
	BWAY Holding Co. 2017 Term Loan B 4.481%, due 4/3/24		3,281,775	3,286,465
	ExamWorks Group, Inc. 2017 Term Loan 4.485%, due 7/27/23		4,578,837	4,601,731
	INC Research LLC 2017 Term Loan B 3.485%, due 8/1/24		5,130,000	5,143,892
				13,032,088
	Household Products & Wares 0.6%
	KIK Custom Products, Inc. 2015 Term Loan B 5.737%, due 8/26/22		2,439,301	2,455,157
	Prestige Brands, Inc. Term Loan B5 3.985%, due 1/26/24		3,932,759	3,945,662
				6,400,819
	Internet 0.2%
	Match Group, Inc. 2017 Term Loan B 3.809%, due 11/16/22		1,859,375	1,869,834

	Iron & Steel 0.3%
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.031%, due 5/4/21		4,005,544	4,000,538

	Lodging 0.6%
	Boyd Gaming Corp. Term Loan B3 3.694%, due 9/15/23		507,119	508,105
	Hilton Worldwide Finance LLC Term Loan B2 3.237%, due 10/25/23		5,393,624	5,414,411
	MGM Growth Prop. Operating Partnership, L.P. 2016 Term Loan B 3.485%, due 4/25/23		985,000	987,463
				6,909,979
	Machinery - Diversified 0.7%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.485%, due 6/30/21		4,043,809	4,069,544
	Zebra Technologies Corp. 2017 Term Loan B 3.314%, due 10/27/21		4,136,054	4,138,867
				8,208,411
	Media 0.8%
	Charter Communications Operating LLC Repriced Term Loan F 3.24%, due 1/3/21		1,927,071	1,931,354
	Nielsen Finance LLC USD Term Loan B4 3.235%, due 10/4/23		2,992,500	2,994,200
	Virgin Media Bristol LLC USD Term Loan I 3.984%, due 1/31/25		4,100,000	4,114,735
				9,040,289
	Miscellaneous - Manufacturing 0.1%
	Gates Global LLC 2017 USD Term Loan B 4.583%, due 4/1/24		1,350,771	1,355,530

	Packaging & Containers 0.7%
	Berry Plastics Group, Inc. Term Loan K 3.485%, due 2/8/20		3,285,403	3,294,986
	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2 5.583%, due 6/30/22		3,150,000	3,152,624
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 4.24%, due 2/5/23		1,905,786	1,913,276
				8,360,886
	Real Estate 0.4%
	Realogy Corp. 2017 Term Loan B 3.485%, due 7/20/22		4,021,970	4,037,889

	Retail 0.2%
	Pilot Travel Centers LLC 2017 Term Loan B 3.235%, due 5/25/23		2,679,750	2,694,266

	Semiconductors & Semiconductor Equipment 0.2%
	ON Semiconductor Corp. 2017 Term Loan B 3.485%, due 3/31/23		2,667,507	2,675,565

	Software 0.2%
	First Data Corp. 2017 Term Loan 3.737%, due 4/26/24		2,390,247	2,396,495

	Support Services 0.7%
	Advanced Disposal Services, Inc. Term Loan B3 3.947%, due 11/10/23		3,903,333	3,928,951
	Change Healthcare Holdings, Inc. 2017 Term Loan B 3.985%, due 3/1/24		4,034,725	4,041,786
				7,970,737
	Tech Hardware & Equipment 0.4%
	Dell, Inc. 2017 Term Loan B 3.74%, due 9/7/23		4,477,500	4,488,841

	Telecommunications 1.2%
	Level 3 Financing, Inc. 2017 Term Loan B 3.486%, due 2/22/24		5,875,000	5,869,754
	SBA Senior Finance II LLC Term Loan B1 3.49%, due 3/24/21		4,299,257	4,308,213
	Sprint Communications, Inc. 1st Lien Term Loan B 3.75%, due 2/2/24		3,582,000	3,586,477
				13,764,444
	Transportation 0.2%
	XPO Logistics, Inc. 2017 Term Loan B 3.554%, due 11/1/21		2,477,254	2,481,295

	Total Loan Assignments (Cost $186,933,034)			187,265,648

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0% ‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 3.365%, due 11/25/35 (b)(f)		20,696	18,729
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.386%, due 7/25/36 (b)(f)		20,681	20,807
				39,536
	Total Mortgage-Backed Securities (Cost $34,971)			39,536

	Total Long-Term Bonds (Cost $1,072,570,288)			1,092,925,400

		Shares
	Convertible Preferred Stocks 0.1%
	Banks 0.1%
¤	Bank of America Corp. Series L, 7.25%	400	520,588
	Wells Fargo & Co. Series L, 7.50%	400	526,000
			1,046,588
	Total Convertible Preferred Stocks (Cost $828,353)		1,046,588

	Principal Amount
Short-Term Investment 8.5%
Repurchase Agreement 8.5%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $98,784,361 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $99,330,000 and a Market Value of $100,760,650)	$98,783,373	98,783,373
Total Short-Term Investment (Cost $98,783,373)		98,783,373
Total Investments, Before Investments Sold Short (Cost $1,172,182,014)	103.1%	1,192,755,361

Investments Sold Short (1.3%)
Long-Term Bonds Sold Short (1.3%)
Internet (0.7%)
Netflix, Inc. 4.375%, due 11/15/26 (a)	(8,495,000)	(8,524,223)

Oil & Gas (0.6%)
Noble Energy, Inc.
3.90%, due 11/15/24	(5,655,000)	(5,789,438)
4.15%, due 12/15/21	(1,000,000)	(1,053,435)
		(6,842,873)
Total Investments Sold Short (Cost $14,350,399)		(15,367,096)
Total Investments, Net of Investments Sold Short (Cost $1,157,831,615)	101.8	1,177,388,265
Other Assets, Less Liabilities	(1.8)	(21,216,101)
Net Assets	100.0%	$1,156,172,164

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2017.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(d)	Step coupon - Rate shown was the rate in effect as of September 30, 2017.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2017.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2017.

As of September 30, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Settlement Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Pound Sterling vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.	GBP	523,000	$684,529	$(16,952)
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.	EUR	1,034,000	1,209,263	(14,709)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(31,661)

As of September 30, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,729)	December 2017	$(545,800,000)	$(588,653,831)	$1,393,001
5-Year United States Treasury Note	363	December 2017	36,300,000	42,652,500	(315,573)
10-Year United States Treasury Note	(357)	December 2017	(35,700,000)	(44,736,563)	473,456
Euro Bund	(151)	December 2017	(17,846,696)	(24,312,510)	285,299
United States Treasury Long Bond	(207)	December 2017	(20,700,000)	(31,632,188)	533,431
				$(646,682,592)	$2,369,614

1.	As of September 30, 2017, cash in the amount of $2,308,978 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2017.

As of September 30, 2017, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$80,000,000	USD	2/16/2018	Fixed 0.67%	3-Month USD-LIBOR	Quarterly	$(1,897)	$223,346	$221,449
385,000,000	USD	3/30/2018	Fixed 0.96%	3-Month USD-LIBOR	Quarterly	(7,655)	894,863	887,208
550,000,000	USD	4/8/2018	Fixed 0.85%	3-Month USD-LIBOR	Quarterly	(9,045)	1,709,994	1,700,949
115,000,000	USD	7/22/2018	Fixed 0.937%	3-Month USD-LIBOR	Quarterly	(3,342)	534,919	531,577
100,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Quarterly	21,672	156,254	177,926
						$(267)	$3,519,376	$3,519,109

1. As of September 30, 2017, cash in the amount of $906,979 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers’ Association
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London InterBank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$745,727	$—	$745,727
Convertible Bonds	—	2,738,173	—	2,738,173
Corporate Bonds	—	896,289,938	—	896,289,938
Foreign Bonds	—	678,578	—	678,578
Foreign Government Bonds	—	5,167,800	—	5,167,800
Loan Assignments	—	187,265,648	—	187,265,648
Mortgage-Backed Securities	—	39,536	—	39,536
Total Long-Term Bonds	—	1,092,925,400	—	1,092,925,400
Convertible Preferred Stocks	1,046,588	—	—	1,046,588
Short-Term Investment
Repurchase Agreement	—	98,783,373	—	98,783,373
Total Investments in Securities	1,046,588	1,191,708,773	—	1,192,755,361
Other Financial Instruments
Futures Contracts (b)	2,685,187	—	—	2,685,187
Interest Rate Swap Contracts (b)	—	3,519,109	—	3,519,109
Total Other Financial Instruments	2,685,187	3,519,109	—	6,204,296
Total Investments in Securities and Other Financial Instruments	$3,731,775	$1,195,227,882	$—	$1,198,959,657

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Long-Term Bonds Sold Short	$—	$(15,367,096)	$—	$(15,367,096)
Total Long-Term Bonds Sold Short	—	(15,367,096)	—	(15,367,096)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(31,661)	$—	$(31,661)
Futures Contracts (b)	(315,573)	—	—	(315,573)
Total Other Financial Instruments	(315,573)	(31,661)	—	(347,234)
Total Investments in Securities Sold Short and Other Financial Instruments	$(315,573)	$(15,398,757)	$—	$(15,714,330)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, securities with a market value of $9,005,668 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

MainStay VP VanEck Global Hard Assets Portfolio

Portfolio of Investments September 30, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Bermuda 0.8%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	125,800	$2,844,338

	Canada 19.0%
	Agnico Eagle Mines, Ltd. (Metals & Mining)	253,793	11,473,427
	Agrium, Inc. (Chemicals)	100,500	10,774,605
	Barrick Gold Corp. (Metals & Mining)	388,800	6,255,792
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,426,500	16,017,043
	Goldcorp, Inc. (Metals & Mining)	167,800	2,174,688
	IAMGOLD Corp. (Metals & Mining) (a)	474,800	2,896,280
	Kinross Gold Corp. (Metals & Mining) (a)	1,008,300	4,275,192
	New Gold, Inc. (Metals & Mining) (a)	590,500	2,190,755
¤	Teck Resources, Ltd., Class B (Metals & Mining)	697,400	14,708,166
			70,765,948
	France 1.1%
	Vallourec S.A. (Energy Equipment & Services) (a)	672,500	3,997,985

	Luxembourg 0.9%
	Tenaris S.A., ADR (Energy Equipment & Services)	125,900	3,564,229

	South Africa 0.6%
	Petra Diamonds, Ltd. (Metals & Mining) (a)	1,957,300	2,203,136

	Switzerland 6.4%
¤	Glencore PLC (Metals & Mining) (a)	3,657,330	16,760,804
	Weatherford International PLC (Energy Equipment & Services) (a)	1,552,000	7,108,160
			23,868,964
	United Kingdom 3.1%
	KAZ Minerals PLC (Metals & Mining) (a)	190,900	1,978,659
	Randgold Resources, Ltd., ADR (Metals & Mining)	61,800	6,035,388
	Rio Tinto PLC, Sponsored ADR (Metals & Mining)	77,400	3,652,506
			11,666,553
	United States 64.2%
	Callon Petroleum Co. (Oil, Gas & Consumable Fuels) (a)	276,700	3,110,108
	CF Industries Holdings, Inc. (Chemicals)	257,700	9,060,732
	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	106,900	12,151,323
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	106,900	14,080,868
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	496,300	8,407,322
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	144,500	14,155,220
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	144,500	13,978,930
	Forum Energy Technologies, Inc. (Energy Equipment & Services) (a)	100,100	1,591,590
	Freeport-McMoRan, Inc. (Metals & Mining) (a)	345,500	4,850,820
	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	307,100	6,188,065
	Halliburton Co. (Energy Equipment & Services)	232,000	10,678,960
	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage Real Estate Investment Trusts)	50,300	1,225,811
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	322,400	4,168,632
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	228,300	6,182,364
	Nabors Industries, Ltd. (Energy Equipment & Services)	1,086,900	8,771,283
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	314,300	9,325,281
¤	Newmont Mining Corp. (Metals & Mining)	386,400	14,493,864
¤	Parsley Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	502,700	13,241,118
¤	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	609,600	12,765,024
	PDC Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	169,800	8,325,294
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	94,400	13,927,776
	ProPetro Holding Corp. (Energy Equipment & Services) (a)	288,900	4,145,715
	RSP Permian, Inc. (Oil, Gas & Consumable Fuels) (a)	137,100	4,742,289
	Schlumberger, Ltd. (Energy Equipment & Services)	151,700	10,582,592
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	652,400	2,237,732
	Steel Dynamics, Inc. (Metals & Mining)	232,300	8,007,381
	Sunrun, Inc. (Electrical Equipment) (a)	238,700	1,324,785
	Superior Energy Services, Inc. (Energy Equipment & Services) (a)	465,100	4,967,268
	Tyson Foods, Inc. (Food Products)	105,200	7,411,340
	Union Pacific Corp. (Road & Rail)	43,100	4,998,307
			239,097,794

	Total Common Stocks (Cost $359,944,060)		358,008,947

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
Fixed Income Clearing Corp. 0.12%, dated 9/29/17 due 10/2/17 Proceeds at Maturity $12,991,557 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 11/15/23, with a Principal Amount of $12,605,000 and a Market Value of $13,252,052)	$12,991,427	12,991,427
Total Short-Term Investment (Cost $12,991,427)		12,991,427
Total Investments (Cost $372,935,487)	99.6%	371,000,374
Other Assets, Less Liabilities	0.4	1,363,586
Net Assets	100.0%	$372,363,960

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$358,008,947	$—	$—	$358,008,947
Short-Term Investment
Repurchase Agreement	—	12,991,427	—	12,991,427
Total Investments in Securities	$358,008,947	$12,991,427	$—	$371,000,374

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2017, certain foreign equity securities with a market value of $25,144,278 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolios' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committtee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of September 30, 2017, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of a value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2017, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2017, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which those certain Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2017, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the U.S. Government Money Market Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market. As of September 30, 2017, the Portfolios did not hold any unfunded commitments.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond Portfolio*

Asset Class	Fair Value at 9/30/17	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (2)	$16,040,993	Market Approach	Estimated Enterprise Value	$835.7m - $973.8m

Corporate Bonds (1)	23,593,487	Income Approach	Estimated Yield	16.93%
			Spread Adjustment	5.28%

Common Stocks (3)	491,978	Income Approach	Liquidity Discount	20.00%

	3,540,671	Market Approach	EBITDA Multiple	5.75x
			Estimated Enterprise Value	$835.7m - $973.8m
			Estimated Volatility	25.00%
	$43,667,129

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of September 30, 2017, the value of these investments was $10,375,000. The inputs for these investments were not readily available or cannot be reasonably estimated.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio may realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measures the liquidity of a Portfolio’s investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, and was determined as of September 30, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of September 30, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000’s). During the period ended September 30, 2017, purchases and sales transactions, income earned from investments and percentage of outstanding shares of investment companies managed by New York Life or its affiliates were as follows:

MainStay VP Floating Rate Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies	Change in Unrealized Appreciation / Depreciation	Value, End of Period	Dividend Income	Capital Gain Distributions Received	% Ownership
MainStay High Yield Corporate Bond Fund Class I	$7,773	$—	—	$—	$81	$7,854	$377	$—	0.21%

MainStay VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies		Change in Unrealized Appreciation / Depreciation	Value, End of Period	Dividend Income	Capital Gain Distributions Received	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$—	$12,661	$(569)	$31		$720	$12,843	$203	$—	8.2%
IQ 50 Percent Hedged FTSE International ETF	15,656	14,947	(10,367)	1,541		768	22,545	477	—	7.3%
IQ Chaikin U.S. Small Cap ETF	—	452	—	—		35	487	1	—	0.2%
IQ Enhanced Core Plus Bond U.S. ETF	38,170	3,443	(1,397)	(1)		764	40,979	859	—	13.9%
IQ Global Resources ETF	4,465	1,616	(128)	17		373	6,343	—	—	3.3%
IQ S&P High Yield Low Volatility Bond ETF	—	11,256	(130)	(0	)(a)	19	11,145	84	—	10.4%
MainStay Cushing MLP Premier Fund Class I	6,535	499	(576)	(210)		(724)	5,524	428	—	1.0%
MainStay Emerging Markets Equity Fund Class I	1,946	65	(2,624)	425		192	4	—	—	0.0 (e)
MainStay Epoch Capital Growth Fund Class I	6,769	63	(350)	43		1,267	7,792	—	—	7.4%
MainStay Epoch Global Choice Fund Class I	19,253	—	(3,270)	(20)		4,148	20,111	—	—	10.1%
MainStay Epoch International Choice Fund Class I (b)	6,255	9,074	(3,117)	47		1,148	13,407	—	—	2.1%
MainStay Epoch U.S. All Cap Fund Class I	28,047	6	(14,518)	372		3,193	17,100	—	—	2.2%
MainStay Epoch U.S. Equity Yield Fund Class I	2,699	2,825	(2,122)	236		(255)	3,383	50	—	0.3%
MainStay High Yield Corporate Bond Fund Class I	—	4,745	(5,121)	376		-	—	27	—	—
MainStay High Yield Municipal Bond Fund Class I	14,192	178	(14,843)	556		(83)	—	171	—	—
MainStay High Yield Opportunities Fund Class I (c)	5,153	36	(4,850)	11		(350)	—	36	—	—
MainStay ICAP Equity Fund Class I (d)	9,001	472	(9,897)	586		(162)	—	472	450	—
MainStay International Opportunities Fund Class I	5,317	14,359	(4,259)	278		937	16,632	—	—	2.3%
MainStay MAP Equity Fund Class I	28,018	120	(14,647)	(588)		4,353	17,256	—	—	2.7%
MainStay Short Duration High Yield Fund Class I	19,015	3,773	(5,325)	(36)		178	17,605	651	—	2.8%
MainStay Total Return Bond Fund Class I	26,264	20,080	(43,153)	(468)		832	3,555	307	—	0.3%
MainStay U.S. Equity Opportunities Fund Class I	28,086	576	(12,059)	1,649		1,352	19,604	—	—	2.0%
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	75,164	66	(24,380)	339		(735)	50,454	—	—	33.7%
MainStay VP Bond Portfolio Initial Class	196,531	8,097	(88,124)	1,092		4,069	121,665	—	—	24.2%
MainStay VP Convertible Portfolio Initial Class	4,347	13,379	(3,256)	148		827	15,445	179	—	6.9%
MainStay VP Cornerstone Growth Portfolio Initial Class	—	7,900	(319)	28		1,002	8,611	—	—	1.8%
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	6,944	12,412	(2,151)	542		(1,183)	16,564	—	—	27.3%
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	12,361	188	(1,896)	(166)		2,161	12,648	—	—	0.2%
MainStay VP Emerging Markets Equity Portfolio Initial Class	23,755	17,571	(10,559)	1,070		8,748	40,585	—	—	9.4%
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (f)	—	9,090	(543)	28		746	9,321	—	—	1.2%
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	22,293	471	(7,199)	784		776	17,125	—	—	5.9%
MainStay VP Floating Rate Portfolio Initial Class	62,975	7,132	(6,503)	(91)		(19)	63,494	1,984	—	19.5%
MainStay VP High Yield Corporate Bond Portfolio Initial Class	42,115	1	(17,933)	1,314		736	26,233	—	—	4.4%
MainStay VP Indexed Bond Portfolio Initial Class	—	117,192	(4,584)	47		1,069	113,724	—	—	99.1%
MainStay VP Large Cap Growth Portfolio Initial Class	39,060	175	(27,591)	(611)		7,182	18,215	—	—	4.6%
MainStay VP Mid Cap Core Portfolio Initial Class	26,697	125	(8,092)	(1,331)		3,761	21,160	—	—	4.4%
MainStay VP PIMCO Real Return Portfolio Initial Class	6,036	1,592	(176)	(7)		150	7,595	—	—	17.0%
MainStay VP S&P 500 Index Portfolio Initial Class	6,653	3,281	(4,671)	292		569	6,124	—	—	0.6%
MainStay VP Small Cap Core Portfolio Initial Class	16,181	464	(3,059)	465		903	14,954	—	—	4.2%
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	26,430	662	(9,759)	195		2,158	19,686	—	—	4.2%
MainStay VP Unconstrained Bond Portfolio Initial Class	22,532	2,610	(2,235)	(70)		614	23,451	354	—	17.4%
	$854,915	$303,654	$(376,352)	$8,913		$52,239	$843,369	$6,283	$450

MainStay VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies		Change in Unrealized Appreciation / Depreciation		Value, End of Period	Dividend Income		Capital Gain Distributions Received	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$—	$17,461	$(234)	$19		$931		$18,177	$284		$—	11.5%
IQ 50 Percent Hedged FTSE International ETF	19,387	23,900	(13,765)	2,114		906		32,542	682		—	10.5%
IQ Chaikin U.S. Small Cap ETF	—	121	—	—		9		130	0	(a)	—	0.1%
IQ Enhanced Core Bond U.S. ETF	—	15	—	—		0	(a)	15	—		—	0.0%
IQ Enhanced Core Plus Bond U.S. ETF	52,753	6,206	(1,091)	(2)		1,085		58,951	1,215		—	20.0%
IQ Global Resources ETF	9,730	4,350	(284)	33		845		14,674	—		—	7.7%
IQ S&P High Yield Low Volatility Bond ETF	—	7,254	(1,607)	(6)		5		5,646	53		—	5.3%
MainStay Cushing MLP Premier Fund Class I	9,147	833	(1,210)	(125)		(396)		8,249	622		—	1.5%
MainStay Emerging Markets Equity Fund Class I	4,167	92	(5,533)	722		590		38	—		—	0.0%
MainStay Epoch Capital Growth Fund Class I	9,191	122	(176)	19		1,773		10,929	—		—	10.4%
MainStay Epoch Global Choice Fund Class I	26,033	88	(925)	147		5,676		31,019	—		—	16.1%
MainStay Epoch International Choice Fund Class I (b)	31,503	6,893	(4,139)	(302)		7,325		41,280	—		—	7.6%
MainStay Epoch U.S. All Cap Fund Class I	67,115	199	(19,281)	1,855		7,593		57,481	—		—	7.9%
MainStay Epoch U.S. Equity Yield Fund Class I	6,473	11,661	(4,775)	(459)		333		13,233	177		—	2.3%
MainStay High Yield Corporate Bond Fund Class I	—	3,871	(4,187)	316		—		—	22		—	—
MainStay High Yield Municipal Bond Fund Class I	12,911	148	(13,491)	508		(76)		—	156		—	—
MainStay High Yield Opportunities Fund Class I (c)	4,170	29	(3,914)	7		(292)		—	29		—	—
MainStay ICAP Equity Fund Class I (d)	29,729	2,060	(32,615)	(2,913)		3,739		—	2,012		1,919	—
MainStay International Opportunities Fund Class I	28,529	21,961	(7,227)	76		5,909		49,248	—		—	7.8%
MainStay MAP Equity Fund Class I	68,008	685	(19,685)	2,191		7,964		59,163	—		—	9.3%
MainStay Short Duration High Yield Fund Class I	27,571	4,664	(6,248)	(97)		302		26,192	940		—	4.2%
MainStay Total Return Bond Fund Class I	33,192	18,219	(29,759)	(422)		1,197		22,427	624		—	1.9%
MainStay U.S. Equity Opportunities Fund Class I	67,557	1,918	(14,444)	2,510		5,740		63,281	—		—	8.7%
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	69,276	594	(19,868)	271		(616)		49,657	—		—	33.2%
MainStay VP Bond Portfolio Initial Class	138,894	43,777	(24,065)	(220)		4,563		162,949	—		—	19.3%
MainStay VP Convertible Portfolio Initial Class	6,000	18,916	(3,344)	171		1,230		22,973	257		—	10.2%
MainStay VP Cornerstone Growth Portfolio Initial Class	—	18,253	(43)	5		1,550		19,765	—		—	4.2%
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	10,014	12,660	(1,450)	12		(965)		20,271	—		—	13.7%
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	11,123	128	(224)	(23)		1,930		12,934	—		—	3.3%
MainStay VP Emerging Markets Equity Portfolio Initial Class	40,231	24,312	(7,041)	(276)		16,800		74,026	—		—	17.1%
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (f)	—	15,740	(90)	5		1,260		16,915	—		—	2.2%
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	38,762	1,197	(4,311)	(178)		3,461		38,931	—		—	13.3%
MainStay VP Floating Rate Portfolio Initial Class	55,611	15,894	(5,657)	(155)		18		65,711	1,956		—	20.1%
MainStay VP High Yield Corporate Bond Portfolio Initial Class	37,106	34	(17,772)	1,779		(133)		21,014	—		—	3.6%
MainStay VP Indexed Bond Portfolio Initial Class	—	26	(6)	0	(a)	(0	)(a)	20	—		—	0.0%
MainStay VP International Equity Portfolio Initial Class	9,668	5	(4,945)	201		1,522		6,451	—		—	3.4%
MainStay VP Large Cap Growth Portfolio Initial Class	88,211	617	(46,946)	(1,523)		18,307		58,666	—		—	14.8%
MainStay VP Mid Cap Core Portfolio Initial Class	52,309	92	(6,022)	(1,371)		6,817		51,825	—		—	10.7%
MainStay VP PIMCO Real Return Portfolio Initial Class	7,989	1,807	(2)	(0	)(a)	193		9,987	—		—	22.4%
MainStay VP S&P 500 Index Portfolio Initial Class	8,025	2,494	(6,224)	325		548		5,168	—		—	0.5%
MainStay VP Small Cap Core Portfolio Initial Class	14,870	351	(400)	60		1,401		16,282	—		—	4.6%
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	66,502	1,634	(12,031)	1,018		5,475		62,598	—		—	13.4%
MainStay VP Unconstrained Bond Portfolio Initial Class	31,837	2,756	(466)	(21)		789		34,895	502		—	25.8%
	$1,193,595	$294,037	$(345,497)	$6,271		$115,308		$1,263,713	$9,530		$1,919

MainStay VP Moderate Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies	Change in Unrealized Appreciation / Depreciation	Value, End of Period	Dividend Income	Capital Gain Distributions Received	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$—	$29,567	$(287)	$23	$155	$30,758	$443	$—	19.5%
IQ 50 Percent Hedged FTSE International ETF	26,839	47,670	(23,301)	3,575	1,040	55,823	1,123	—	18.0%
IQ Chaikin U.S. Small Cap ETF	—	15,484	(20)	0 (a)	909	16,373	23	—	7.8%
IQ Enhanced Core Plus Bond U.S. ETF	21,329	5,423	(18,637)	(590)	709	8,234	116	—	2.8%
IQ Global Resources ETF	21,992	10,663	(738)	85	1,915	33,917	—	—	17.8%
IQ S&P High Yield Low Volatility Bond ETF	—	15,147	—	—	30	15,177	65	—	14.2%
MainStay Cushing MLP Premier Fund Class I	14,369	1,017	(1,758)	(146)	(680)	12,802	969	—	2.3%
MainStay Emerging Markets Equity Fund Class I	9,447	131	(12,457)	1,422	1,543	86	—	—	0.1%
MainStay Epoch Capital Growth Fund Class I	15,228	172	(24)	1	2,982	18,359	—	—	17.5%
MainStay Epoch Global Choice Fund Class I	43,253	270	(867)	213	9,500	52,369	—	—	27.2%
MainStay Epoch International Choice Fund Class I (b)	91,660	2,935	(8,122)	(849)	21,248	106,872	—	—	19.7%
MainStay Epoch U.S. All Cap Fund Class I	135,388	—	(35,060)	5,332	14,011	119,671	—	—	16.3%
MainStay Epoch U.S. Equity Yield Fund Class I	14,089	23,114	(13,554)	(842)	328	23,135	324	—	3.9%
MainStay High Yield Corporate Bond Fund Class I	—	6,998	(7,559)	561	—	—	40	—	—
MainStay High Yield Municipal Bond Fund Class I	3,437	33	(3,563)	113	(20)	—	35	—	—
MainStay High Yield Opportunities Fund Class I (c)	7,750	53	(7,299)	30	(534)	—	53	—	—
MainStay ICAP Equity Fund Class I (f)	52,857	3,934	(58,848)	(5,088)	7,145	—	3,934	3,731	—
MainStay International Opportunities Fund Class I	83,188	41,586	(16,644)	(1,334)	18,094	124,890	—	—	19.7%
MainStay MAP Equity Fund Class I	138,408	771	(36,790)	7,502	13,357	123,248	—	—	19.3%
MainStay Short Duration High Yield Fund Class I	47,035	6,877	(8,823)	(68)	382	45,403	1,559	—	7.3%
MainStay Total Return Bond Fund Class I	21,408	9,770	(27,712)	(266)	380	3,580	95	—	0.3%
MainStay U.S. Equity Opportunities Fund Class I	137,860	1,091	(14,826)	2,761	14,496	141,382	—	—	19.5%
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	49,821	1,779	(9,741)	125	(341)	41,643	—	—	27.9%
MainStay VP Bond Portfolio Initial Class	—	8,163	—	—	56	8,219	—	—	1.0%
MainStay VP Convertible Portfolio Initial Class	10,135	32,806	(5,548)	282	2,124	39,799	442	—	17.7%
MainStay VP Cornerstone Growth Portfolio Initial Class	—	34,429	—	—	2,648	37,077	—	—	7.9%
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	35,246	32,133	(4,775)	(405)	(2,213)	59,986	—	—	40.4%
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	56,127	470	(2,576)	(40)	9,534	63,515	—	—	16.3%
MainStay VP Emerging Markets Equity Portfolio Initial Class	84,732	44,282	(12,373)	(145)	34,096	150,592	—	—	34.8%
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (f)	—	33,412	(71)	5	2,509	35,855	—	—	4.7%
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	109,631	1,855	(9,056)	319	8,984	111,733	—	—	38.2%
MainStay VP Floating Rate Portfolio Initial Class	93,939	35,073	(12,021)	(254)	27	116,764	3,311	—	35.8%
MainStay VP High Yield Corporate Bond Portfolio Initial Class	67,014	158	(41,422)	3,928	(1,279)	28,399	—	—	4.8%
MainStay VP International Equity Portfolio Initial Class	31,067	—	(9,870)	288	6,391	27,876	—	—	14.6%
MainStay VP Large Cap Growth Portfolio Initial Class	175,446	1,120	(87,992)	(1,190)	34,149	121,533	—	—	30.6%
MainStay VP Mid Cap Core Portfolio Initial Class	125,538	623	(9,867)	(1,074)	14,405	129,625	—	—	26.8%
MainStay VP PIMCO Real Return Portfolio Initial Class	13,570	4,897	(126)	(7)	329	18,663	—	—	41.8%
MainStay VP S&P 500 Index Portfolio Initial Class	14,813	2,252	(10,713)	555	886	7,793	—	—	0.7%
MainStay VP Small Cap Core Portfolio Initial Class	72,823	1,144	(2,713)	468	6,631	78,353	—	—	21.9%
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	141,671	834	(18,233)	4,141	9,725	138,138	—	—	29.6%
MainStay VP Unconstrained Bond Portfolio Initial Class	54,983	7,657	(3,524)	(167)	1,509	60,458	869	—	44.8%
	$2,022,093	$465,793	$(537,510)	$19,264	$238,460	$2,208,100	$13,402	$3,731

MainStay VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies	Change in Unrealized Appreciation / Depreciation	Value, End of Period	Dividend Income	Capital Gain Distributions Received	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$—	$14,619	$—	$—	$759	$15,378	$198	$—	9.8%
IQ 50 Percent Hedged FTSE International ETF	13,375	22,232	(10,515)	1,573	683	27,348	517	—	8.8%
IQ Chaikin U.S. Small Cap ETF	—	23,867	—	—	1,578	25,445	34	—	12.9%
IQ Global Resources ETF	13,983	5,200	(148)	17	1,206	20,258	—	—	10.7%
MainStay Cushing MLP Premier Fund Class I	6,562	763	(407)	(134)	(819)	5,965	441	—	1.9%
MainStay Emerging Markets Equity Fund Class I	5,308	165	(7,080)	1,424	230	47	—	—	0.0%
MainStay Epoch Capital Growth Fund Class I	6,692	965	—	—	1,396	9,053	—	—	8.6%
MainStay Epoch Global Choice Fund Class I	17,631	1,232	(149)	10	4,074	22,798	—	—	11.9%
MainStay Epoch International Choice Fund Class I (b)	51,313	4,437	(1,918)	(155)	12,322	65,999	—	—	12.1%
MainStay Epoch U.S. All Cap Fund Class I	71,510	1,194	(10,457)	785	9,823	72,855	—	—	9.9%
MainStay Epoch U.S. Equity Yield Fund Class I	7,545	9,908	(9,799)	314	(331)	7,637	122	—	1.3%
MainStay ICAP Equity Fund Class I (d)	29,514	1,678	(32,658)	(2,525)	3,991	—	1,516	1,433	—
MainStay International Opportunities Fund Class I	46,655	24,785	(7,190)	(513)	10,299	74,036	—	—	11.7%
MainStay MAP Equity Fund Class I	70,553	5,130	(11,680)	2,207	9,151	75,361	—	—	11.8%
MainStay U.S. Equity Opportunities Fund Class I	78,048	4,405	(14,293)	2,056	7,604	77,820	—	—	10.7%
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	1,151	525	(1,150)	18	(20)	524	—	—	0.3%
MainStay VP Cornerstone Growth Portfolio Initial Class	—	30,095	—	—	1,548	31,643	—	—	6.7%
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	18,505	39,087	(5,209)	(269)	(1,197)	50,917	—	—	34.3%
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	30,844	1,561	(1,465)	15	5,381	36,336	—	—	11.9%
MainStay VP Emerging Markets Equity Portfolio Initial Class	50,027	21,215	(2,866)	(164)	19,815	88,027	—	—	20.4%
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (f)	—	25,715	(70)	4	1,487	27,136	—	—	3.5%
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	52,259	4,003	(9,992)	43	4,457	50,770	—	—	17.3%
MainStay VP International Equity Portfolio Initial Class	16,812	495	(3,631)	5	3,734	17,415	—	—	9.1%
MainStay VP Large Cap Growth Portfolio Initial Class	102,770	6,968	(58,526)	(3,211)	23,624	71,625	—	—	18.0%
MainStay VP Mid Cap Core Portfolio Initial Class	60,836	1,830	(5,175)	(954)	7,627	64,164	—	—	13.3%
MainStay VP S&P 500 Index Portfolio Initial Class	16,573	871	(5,276)	599	1,346	14,113	—	—	1.3%
MainStay VP Small Cap Core Portfolio Initial Class	39,072	4,992	(690)	113	4,160	47,647	—	—	13.3%
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	74,078	5,822	(7,311)	1,064	6,596	80,249	—	—	17.2%
	$881,616	$263,759	$(207,655)	$2,322	$140,524	$1,080,566	$2,828	$1,433

(a) Less than $500.

(b) Prior to March 13, 2017, known as MainStay ICAP International Fund Class I.

(c) Reorganized into the MainStay High Yield Corporate Bond Fund Class I on February 17, 2017.

(d) Reorganized into the MainStay Epoch U.S. Equity Yield Fund Class I on May 8, 2017.

(e) Less than one-tenth of a percent.

(f) Prior to March 13, 2017, known as MainStay VP ICAP Select Equity Portfolio.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	November 28, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	November 28, 2017